UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

  Registrant’s telephone number, including area code:           (713) 626-1919

  Date of fiscal year end:        12/31

  Date of reporting period:      06/30/21

Item 1.	REPORTS TO STOCKHOLDERS.

(a) The	Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not	Applicable.

Semiannual Report to Shareholders	June 30, 2021

Invesco Active Allocation Fund
Nasdaq:
A: OAAAX ∎ C: OAACX ∎ R: OAANX ∎ Y: OAAYX ∎ R5: PAAJX ∎ R6: PAAQX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.00%
Class C Shares	9.55
Class R Shares	9.93
Class Y Shares	10.17
Class R5 Shares	10.15
Class R6 Shares	10.22
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼ (Broad Market Index)	-1.52
MSCI All Country World Index▼ (Broad Market Index)	12.30
Custom Invesco Active Allocation Index∎ (Style-Specific Index)	9.44

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Active Allocation Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Barclays Global Aggregate Bond Index, Hedged.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Active Allocation Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	5.76%
10 Years	7.72
5 Years	10.22
1 Year	26.77

Class C Shares
Inception (4/5/05)	5.73%
10 Years	7.67
5 Years	10.65
1 Year	32.20

Class R Shares
Inception (4/5/05)	5.89%
10 Years	8.07
5 Years	11.20
1 Year	33.91

Class Y Shares
Inception (4/5/05)	6.46%
10 Years	8.62
5 Years	11.76
1 Year	34.50

Class R5 Shares
10 Years	8.39%
5 Years	11.61
1 Year	34.52

Class R6 Shares
10 Years	8.40%
5 Years	11.63
1 Year	34.57

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Active Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Active Allocation Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Active Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Active Allocation Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Active Allocation Fund

Schedule of Investments in Affiliated Issuers–99.06%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/21	06/30/21

Alternative Funds–5.28%
Invesco Fundamental Alternatives Fund, Class R6	–	$55,481,334	$–	$(56,146,122)	$(86,227)	$751,015	$–	–	$–

Invesco Global Real Estate Income Fund, Class R6	2.06%	41,137,391	8,316,492	(5,101,265)	4,924,788	273,113	473,755	5,221,340	49,550,519

Invesco Macro Allocation Strategy Fund, Class R6(b)	3.22%	58,974,029	20,551,881	(3,703,646)	1,766,886	63,446	–	8,322,894	77,652,596

Invesco Master Event-Linked Bond Fund, Class R6	–	15,761,053	404,733	(13,938,262)	9,923,768	(12,151,292)	387,141	–	–

Total Alternative Funds		171,353,807	29,273,106	(78,889,295)	16,529,215	(11,063,718)	860,896		127,203,115

Domestic Equity Funds–42.58%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	8.71%	170,699,286	38,749,390	(17,184,883)	17,041,303	683,220	–	5,381,556	209,988,316

Invesco Main Street Small Cap Fund, Class R6	8.09%	258,197,346	2,826,151	(104,507,372)	9,428,576	31,915,017	68,632	8,908,776	195,102,199

Invesco Russell 1000 Dynamic Multifactor ETF	7.16%	199,191,004	–	(59,460,336)	10,006,331	22,935,269	1,014,752	3,691,945	172,672,268

Invesco S&P 500® Low Volatility ETF	6.44%	148,248,427	3,768,269	(9,235,235)	11,708,112	778,057	1,280,852	2,549,132	155,267,630

Invesco S&P 500® Pure Growth ETF	4.80%	144,945,461	–	(45,384,204)	7,360,821	8,694,971	5,456	627,944	115,617,049

Invesco S&P SmallCap Low Volatility ETF	7.38%	237,391,613	–	(93,954,580)	12,775,934	21,697,587	1,370,256	3,794,211	177,910,554

Total Domestic Equity Funds		1,158,673,137	45,343,810	(329,726,610)	68,321,077	86,704,121	3,739,948		1,026,558,016

Fixed Income Funds–15.96%
Invesco 1-30 Laddered Treasury ETF	2.00%	–	49,265,911	(2,247,398)	1,195,603	48,400	136,354	1,328,448	48,262,516

Invesco Core Plus Bond Fund, Class R6	7.48%	181,242,686	8,442,174	(7,350,219)	(1,871,075)	(261,874)	1,961,210	15,947,052	180,201,692

Invesco Income Fund, Class R6(c)	1.74%	40,138,257	2,468,165	(1,460,304)	902,928	3,784	701,751	5,266,525	42,026,866

Invesco Taxable Municipal Bond ETF	3.75%	59,381,798	35,073,343	(4,367,734)	435,905	(64,778)	1,006,182	2,726,297	90,458,534

Invesco Variable Rate Investment Grade ETF(c)	0.99%	21,014,766	3,441,026	(627,298)	94,136	247	92,470	953,127	23,918,722

Total Fixed Income Funds		301,777,507	98,690,619	(16,052,953)	757,497	(274,221)	3,897,967		384,868,330

Foreign Equity Funds–35.09%
Invesco Emerging Markets All Cap Fund, Class R6	3.20%	54,636,628	24,529,400	(4,600,928)	2,427,800	100,803	–	1,735,563	77,093,703

Invesco Developing Markets Fund, Class R6	5.18%	55,872,773	76,098,122	(13,168,077)	5,744,662	258,877	–	2,191,123	124,806,357

Invesco Global Fund, Class R6(b)	10.86%	261,395,966	–	(30,373,337)	24,280,564	6,595,630	–	2,011,666	261,898,823

Invesco Global Infrastructure Fund, Class R6	0.64%	15,580,513	125,123	(2,067,194)	1,404,954	266,126	125,123	1,250,778	15,309,522

Invesco International Select Equity Fund, Class R6(b)	3.41%	84,867,565	–	(4,009,552)	438,487	857,141	–	5,206,187	82,153,641

Invesco International Small-Mid Company Fund, Class R6	3.69%	86,485,210	6,683,919	(10,144,816)	5,187,585	847,058	–	1,514,866	89,058,956

Invesco RAFI™ Strategic Developed ex-US ETF	2.94%	76,742,374	–	(15,817,132)	6,080,840	3,762,362	972,414	2,296,931	70,768,444

Invesco S&P Emerging Markets Low Volatility ETF	2.22%	53,996,335	–	(4,923,257)	3,775,160	714,113	855,058	2,215,151	53,562,351

Invesco S&P International Developed Low Volatility ETF	2.95%	68,430,012	3,388,815	(2,805,640)	2,104,710	39,705	1,056,587	2,302,090	71,157,602

Total Foreign Equity Funds		758,007,376	110,825,379	(87,909,933)	51,444,762	13,441,815	3,009,182		845,809,399

Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.05%	2,269,211	65,330,347	(66,330,623)	–	–	443	1,268,935	1,268,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)

Schedule of Investments in Affiliated Issuers–99.06%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	06/30/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		06/30/21	06/30/21

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.04%	$1,620,880	$46,664,534	$(47,354,454)	$–	$162		$216		930,750	$931,122

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.06%	2,593,385	74,663,254	(75,806,427)	–	–		174		1,450,212	1,450,212

Total Money Market Funds		6,483,476	186,658,135	(189,491,504)	–	162		833			3,650,269

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,811,267,624)	99.06%	$2,396,295,303	$470,791,049	$(702,070,295)	$137,052,551	$88,808,159	(e)(f)	$11,508,826	(f)		$2,388,089,129

OTHER ASSETS LESS LIABILITIES	0.94%										22,564,904

NET ASSETS	100.00%										$2,410,654,033

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$2,757,519

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

Open Futures Contracts(a)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Equity Risk

MSCI Emerging Markets Index	686	September-2021	$46,812,640	$22,877	$ 22,877

Nikkei 225 Index	28	September-2021	7,253,612	(15,237)	(15,237)

S&P/ASX 200 Index	28	September-2021	3,791,823	(17,376)	(17,376)

S&P/TSX 60 Index	21	September-2021	4,074,976	27,363	27,363

Stoxx Europe 600 Index	732	September-2021	19,581,382	(237,334)	(237,334)

Subtotal–Long Futures Contracts				(219,707)	(219,707)

Short Futures Contracts

Equity Risk

E-Mini S&P 500 Index	110	September-2021	(23,587,300)	(238,896)	(238,896)

Interest Rate Risk

U.S. Treasury 10 Year Notes	118	September-2021	(15,635,000)	(66,625)	(66,625)

Subtotal–Short Futures Contracts				(305,521)	(305,521)

Total Futures Contracts				$(525,228)	$(525,228)

(a)	Futures contracts collateralized by $8,888,379 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk
09/15/2021	Bank of America, N.A.	USD	7,701,375	RUB	570,360,000	$9,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

09/15/2021	Barclays Bank PLC	CHF	4,455,000	USD	4,939,617	$115,260

09/15/2021	Barclays Bank PLC	CZK	146,450,000	USD	6,972,106	166,292

09/15/2021	BNP Paribas S.A.	NZD	9,280,000	USD	6,615,850	130,582

09/15/2021	BNP Paribas S.A.	SEK	51,130,000	USD	6,143,008	164,432

09/15/2021	BNP Paribas S.A.	USD	211,480	MXN	4,310,000	2,731

09/15/2021	Citibank, N.A.	TWD	164,105,000	USD	5,987,049	72,642

09/15/2021	Citibank, N.A.	USD	6,665,201	TRY	60,620,000	36,162

09/15/2021	Goldman Sachs International	COP	179,000,000	USD	49,222	1,707

09/15/2021	Goldman Sachs International	KRW	6,496,000,000	USD	5,810,947	63,964

07/02/2021	Morgan Stanley and Co. International PLC	BRL	38,240,000	USD	7,712,788	24,501

07/02/2021	Morgan Stanley and Co. International PLC	USD	6,554,118	BRL	38,240,000	1,134,169

09/15/2021	Morgan Stanley and Co. International PLC	AUD	7,060,000	USD	5,405,575	109,265

09/15/2021	Morgan Stanley and Co. International PLC	CLP	4,970,000,000	USD	6,941,826	187,772

09/15/2021	Morgan Stanley and Co. International PLC	GBP	3,270,000	USD	4,610,216	86,071

09/15/2021	Morgan Stanley and Co. International PLC	PHP	319,070,000	USD	6,619,984	121,572

09/15/2021	Morgan Stanley and Co. International PLC	ZAR	445,000	USD	32,137	1,267

Subtotal–Appreciation						2,428,318

Currency Risk
09/15/2021	Barclays Bank PLC	USD	3,646,501	CNY	23,480,000	(35,410)

09/15/2021	BNP Paribas S.A.	USD	9,042,244	CAD	10,947,000	(211,454)

09/15/2021	BNP Paribas S.A.	USD	478,671	DKK	2,930,000	(10,794)

09/15/2021	BNP Paribas S.A.	USD	7,004,271	NOK	58,710,000	(183,460)

09/15/2021	BNP Paribas S.A.	USD	7,304,256	SGD	9,709,000	(84,134)

09/15/2021	Citibank, N.A.	USD	8,186,672	INR	603,370,000	(144,379)

09/15/2021	Morgan Stanley and Co. International PLC	USD	13,222,874	EUR	10,883,000	(298,713)

09/15/2021	Morgan Stanley and Co. International PLC	USD	482,114	HKD	3,740,000	(353)

09/15/2021	Morgan Stanley and Co. International PLC	USD	7,418,186	IDR	107,445,000,000	(106,391)

09/15/2021	Morgan Stanley and Co. International PLC	USD	11,639,607	JPY	1,282,740,000	(86,036)

09/15/2021	Morgan Stanley and Co. International PLC	USD	223,727	MYR	925,000	(1,453)

10/04/2021	Morgan Stanley and Co. International PLC	USD	7,628,015	BRL	38,240,000	(27,518)

09/15/2021	UBS AG	USD	164,412	THB	5,145,000	(3,927)

Subtotal–Depreciation						(1,194,022)

Total Forward Foreign Currency Contracts						$1,234,296

Open Centrally Cleared Credit Default Swap Agreements(a)

		(Pay)/
		Receive			Implied		Upfront
	Buy/Sell	Fixed	Payment		Credit		Payments Paid		Unrealized
Reference Entity	Protection	Rate	Frequency	Maturity Date	Spread(b)	Notional Value	(Received)	Value	Appreciation

Credit Risk

Markit CDX North America High Yield Index, Series 34, Version 9	Sell	5.00%	Quarterly	12/20/2025	2.555%	USD 42,000,000	$2,179,653	$4,254,096	$2,074,443

Markit CDX Emerging Markets Index, Series 34, Version 1	Sell	1.00	Quarterly	12/20/2025	1.818	USD 47,000,000	(1,949,258)	(1,630,148)	319,110

Total Centrally Cleared Credit Default Swap Agreements							$230,395	$2,623,948	$2,393,553

(a)	Centrally cleared swap agreements collateralized by $9,643,413 cash held with J.P. Morgan Chase Bank, N.A..
(b)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Active Allocation Fund

Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippines Peso
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Equity Funds	78.41%
Fixed Income Funds	16.11
Alternative Funds	5.33
Money Market Funds	0.15

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Active Allocation Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,811,267,624)	$2,388,089,129

Other investments:
Variation margin receivable – futures contracts	4,410,455

Unrealized appreciation on forward foreign currency contracts outstanding	2,428,318

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	8,888,379

Cash collateral – centrally cleared swap agreements	9,643,413

Cash collateral – OTC Derivatives	300,000

Receivable for:
Dividends - affiliated underlying funds	450,446

Fund shares sold	578,994

Investment for trustee deferred compensation and retirement plans	129,722

Other assets	96,534

Total assets	2,415,015,390

Liabilities:
Other investments:
Variation margin payable – centrally cleared swap agreements	11,291

Unrealized depreciation on forward foreign currency contracts outstanding	1,194,022

Payable for:
Investments purchased - affiliated underlying funds	450,401

Fund shares reacquired	1,264,439

Amount due custodian	2,500

Accrued fees to affiliates	1,111,907

Accrued trustees’ and officers’ fees and benefits	40,177

Accrued other operating expenses	156,898

Trustee deferred compensation and retirement plans	129,722

Total liabilities	4,361,357

Net assets applicable to shares outstanding	$2,410,654,033

Net assets consist of:
Shares of beneficial interest	$1,704,304,132

Distributable earnings	706,349,901

$2,410,654,033

Net Assets:
Class A	$1,957,151,167

Class C	$262,058,469

Class R	$161,133,612

Class Y	$30,288,142

Class R5	$11,322

Class R6	$11,321

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	121,030,844

Class C	16,678,279

Class R	10,042,424

Class Y	1,840,192

Class R5	700

Class R6	700

Class A:
Net asset value per share	$16.17

Maximum offering price per share (Net asset value of $16.17 ÷ 94.50%)	$17.11

Class C:
Net asset value and offering price per share	$15.71

Class R:
Net asset value and offering price per share	$16.05

Class Y:
Net asset value and offering price per share	$16.46

Class R5:
Net asset value and offering price per share	$16.17

Class R6:
Net asset value and offering price per share	$16.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Active Allocation Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$7,758,225

Expenses:
Advisory fees	1,061,097

Administrative services fees	175,884

Custodian fees	25,927

Distribution fees:
Class A	2,454,303

Class C	1,311,300

Class R	384,701

Transfer agent fees – A, C, R and Y	1,695,180

Transfer agent fees – R5	5

Transfer agent fees – R6	5

Trustees’ and officers’ fees and benefits	25,171

Registration and filing fees	58,100

Reports to shareholders	70,912

Professional services fees	27,961

Taxes	473

Other	33,105

Total expenses	7,324,124

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(415,020)

Net expenses	6,909,104

Net investment income	849,121

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	89,801,241

Foreign currencies	(12,031)

Forward foreign currency contracts	(664,807)

Futures contracts	5,876,922

Swap agreements	1,248,889

Capital gain distributions from affiliated underlying fund shares	2,757,519

99,007,733

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	137,052,551

Foreign currencies	589,137

Forward foreign currency contracts	976,051

Futures contracts	(1,815,721)

Swap agreements	(129,864)

136,672,154

Net realized and unrealized gain	235,679,887

Net increase in net assets resulting from operations	$236,529,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Active Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$849,121	$ 17,754,099

Net realized gain	99,007,733	253,041,378

Change in net unrealized appreciation (depreciation)	136,672,154	(5,515,139)

Net increase in net assets resulting from operations	236,529,008	265,280,338

Distributions to shareholders from distributable earnings:
Class A	–	(214,320,063)

Class C	–	(34,582,803)

Class R	–	(16,220,779)

Class Y	–	(3,252,106)

Class R5	–	(1,324)

Class R6	–	(1,328)

Total distributions from distributable earnings	–	(268,378,403)

Share transactions–net:
Class A	(210,724,487)	105,562,430

Class C	(25,594,311)	(76,527,526)

Class R	(1,080,197)	7,552,383

Class Y	(917,287)	2,361,651

Net increase (decrease) in net assets resulting from share transactions	(238,316,282)	38,948,938

Net increase (decrease) in net assets	(1,787,274)	35,850,873

Net assets:
Beginning of period	2,412,441,307	2,376,590,434

End of period	$2,410,654,033	$2,412,441,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Active Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$14.70	$0.01	$1.46	$1.47	$–	$–	$–	$16.17	10.00	%(f)	$1,957,151	0.47	%(f)(g)	0.50	%(f)(g)	0.16	%(f)(g)	12%
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04	(f)	1,973,119	0.44	(f)	0.48	(f)	0.94	(f)	70
Eleven months ended 12/31/19	13.89	0.21	1.85	2.06	(0.44)	(0.85)	(1.29)	14.66	14.84		1,867,751	0.52	(h)	0.56	(h)	1.52	(h)	24
Year ended 01/31/19	15.25	0.15	(1.27)	(1.12)	(0.24)	–	(0.24)	13.89	(7.22)		1,636,759	0.53		0.57		1.04		38
Year ended 01/31/18	12.68	0.10	2.63	2.73	(0.16)	–	(0.16)	15.25	21.62		1,888,596	0.53		0.59		0.75		9
Year ended 01/31/17	11.38	0.15	1.27	1.42	(0.12)	–	(0.12)	12.68	12.50		1,645,373	0.56		0.60		1.20		5
Year ended 01/31/16(i)	12.12	0.09	(0.65)	(0.56)	(0.18)	–	(0.18)	11.38	(4.67)		1,530,527	0.55		0.59		0.74		8
Class C
Six months ended 06/30/21	14.34	(0.04)	1.41	1.37	–	–	–	15.71	9.55		262,058	1.23	(g)	1.26	(g)	(0.60	)(g)	12
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18		263,343	1.20		1.24		0.18		70
Eleven months ended 12/31/19	13.60	0.10	1.81	1.91	(0.31)	(0.85)	(1.16)	14.35	14.09		342,957	1.28	(h)	1.32	(h)	0.76	(h)	24
Year ended 01/31/19	14.92	0.04	(1.23)	(1.19)	(0.13)	–	(0.13)	13.60	(7.92)		489,474	1.28		1.32		0.28		38
Year ended 01/31/18	12.41	(0.00)	2.57	2.57	(0.06)	–	(0.06)	14.92	20.72		579,999	1.28		1.34		(0.03)		9
Year ended 01/31/17	11.14	0.05	1.25	1.30	(0.03)	–	(0.03)	12.41	11.66		535,568	1.31		1.35		0.44		5
Year ended 01/31/16(i)	11.87	(0.00)	(0.64)	(0.64)	(0.09)	–	(0.09)	11.14	(5.41)		522,227	1.30		1.34		(0.01)		8
Class R
Six months ended 06/30/21	14.60	(0.01)	1.46	1.45	–	–	–	16.05	9.93		161,134	0.73	(g)	0.76	(g)	(0.10	)(g)	12
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70		147,675	0.70		0.74		0.68		70
Eleven months ended 12/31/19	13.82	0.17	1.83	2.00	(0.39)	(0.85)	(1.24)	14.58	14.54		139,693	0.77	(h)	0.81	(h)	1.27	(h)	24
Year ended 01/31/19	15.17	0.11	(1.26)	(1.15)	(0.20)	–	(0.20)	13.82	(7.44)		125,162	0.78		0.82		0.78		38
Year ended 01/31/18	12.62	0.07	2.61	2.68	(0.13)	–	(0.13)	15.17	21.28		134,457	0.78		0.84		0.49		9
Year ended 01/31/17	11.32	0.11	1.28	1.39	(0.09)	–	(0.09)	12.62	12.29		117,356	0.81		0.85		0.94		5
Year ended 01/31/16(i)	12.05	0.06	(0.64)	(0.58)	(0.15)	–	(0.15)	11.32	(4.88)		108,810	0.80		0.84		0.50		8
Class Y
Six months ended 06/30/21	14.94	0.03	1.49	1.52	–	–	–	16.46	10.17		30,288	0.23	(g)	0.26	(g)	0.40	(g)	12
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22		28,284	0.20		0.24		1.18		70
Eleven months ended 12/31/19	14.08	0.24	1.88	2.12	(0.47)	(0.85)	(1.32)	14.88	15.11		26,168	0.28	(h)	0.32	(h)	1.76	(h)	24
Year ended 01/31/19	15.42	0.19	(1.29)	(1.10)	(0.24)	–	(0.24)	14.08	(7.00)		24,190	0.29		0.33		1.28		38
Year ended 01/31/18	12.81	0.13	2.68	2.81	(0.20)	–	(0.20)	15.42	21.98		63,523	0.28		0.34		0.90		9
Year ended 01/31/17	11.51	0.20	1.26	1.46	(0.16)	–	(0.16)	12.81	12.69		56,496	0.31		0.35		1.65		5
Year ended 01/31/16(i)	12.25	0.14	(0.66)	(0.52)	(0.22)	–	(0.22)	11.51	(4.34)		38,762	0.31		0.35		1.14		8
Class R5
Six months ended 06/30/21	14.68	0.03	1.46	1.49	–	–	–	16.17	10.15		11	0.19	(g)	0.22	(g)	0.44	(g)	12
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29		10	0.18		0.22		1.20		70
Period ended 12/31/19(j)	14.28	0.16	1.54	1.70	(0.48)	(0.85)	(1.33)	14.65	11.94		10	0.22	(h)	0.26	(h)	1.82	(h)	24
Class R6
Six months ended 06/30/21	14.67	0.03	1.47	1.50	–	–	–	16.17	10.22		11	0.19	(g)	0.22	(g)	0.44	(g)	12
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25		10	0.17		0.22		1.21		70
Period ended 12/31/19(j)	14.28	0.17	1.54	1.71	(0.49)	(0.85)	(1.34)	14.65	12.02		10	0.14	(h)	0.18	(h)	1.90	(h)	24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.62% and 0.62% for the six months ended June 30, 2021 and for the year ended December 31, 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.62%, 0.63%, 0.63%, 0.63% and 0.62% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017, and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively.

(g)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,044,831, $264,433, $155,156, $30,023, $11 and $11 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(h)	Annualized.
(i)	The last business day of the reporting period was January 29, 2016.
(j)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Active Allocation Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

13                      Invesco Active Allocation Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to

14                      Invesco Active Allocation Fund

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and

15                      Invesco Active Allocation Fund

market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 3 billion	0.100%
Over $3 billion	0.080%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.09%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.62% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.57%, 1.32%, 0.82%, 0.31%, 0.26% and 0.21%, respectively, of the Fund’s average daily net assets. Prior to May 31, 2021, Invesco had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $1,682 and reimbursed class level expenses of $337,044, $43,756, $25,521, $4,913, $2 and $2 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021 , expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the

16                      Invesco Active Allocation Fund

shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $133,746 in front-end sales commissions from the sale of Class A shares and $3,285 and $5,786 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$2,384,438,860	$–	$–	$2,384,438,860

Money Market Funds	3,650,269	–	–	3,650,269

Total Investments in Securities	2,388,089,129	–	–	2,388,089,129

Other Investments - Assets*

Futures Contracts	50,240	–	–	50,240

Forward Foreign Currency Contracts	–	2,428,318	–	2,428,318

Swap Agreements	–	2,393,553	–	2,393,553

	50,240	4,821,871	–	4,872,111

Other Investments - Liabilities*

Futures Contracts	(575,468)	–	–	(575,468)

Forward Foreign Currency Contracts	–	(1,194,022)	–	(1,194,022)

	(575,468)	(1,194,022)	–	(1,769,490)

Total Other Investments	(525,228)	3,627,849	–	3,102,621

Total Investments	$2,387,563,901	$3,627,849	$–	$2,391,191,750

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
	Credit	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$50,240	$-	$50,240

Unrealized appreciation on swap agreements – Centrally Cleared(a)	2,393,553	-	-	-	2,393,553

Unrealized appreciation on forward foreign currency contracts outstanding	-	2,428,318	-	-	2,428,318

Total Derivative Assets	2,393,553	2,428,318	50,240	-	4,872,111

Derivatives not subject to master netting agreements	(2,393,553)	-	(50,240)	-	(2,443,793)

Total Derivative Assets subject to master netting agreements	$-	$2,428,318	$-	$-	$2,428,318

17                      Invesco Active Allocation Fund

	Value
	Credit	Currency	Equity	Interest
Derivative Liabilities	Risk	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(508,843)	$(66,625)	$(575,468)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(1,194,022)	-	-	(1,194,022)

Total Derivative Liabilities	-	(1,194,022)	(508,843)	(66,625)	(1,769,490)

Derivatives not subject to master netting agreements	-	-	508,843	66,625	575,468

Total Derivative Liabilities subject to master netting agreements	$-	$(1,194,022)	$-	$-	$(1,194,022)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$ 9,929	-	9,929	$-	$-	$9,929

Barclays Bank PLC	281,552	(35,410)	246,142	-	-	246,142

BNP Paribas S.A.	297,745	(489,842)	(192,097)	-	-	(192,097)

Citibank, N.A.	108,804	(144,379)	(35,575)	-	30,000	(5,575)

Goldman Sachs International	65,671	-	65,671	-	-	65,671

Morgan Stanley and Co. International PLC	1,664,617	(520,464)	1,144,153	-	(1,144,153)	-

UBS AG	-	(3,927)	(3,927)	-	-	(3,927)

Total	$2,428,318	$(1,194,022)	$1,234,296	$-	$(1,114,153)	$120,143

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(664,807)	$-	$-	$(664,807)

Futures contracts	-	-	4,137,532	1,739,390	5,876,922

Swap agreements	1,248,889	-	-	-	1,248,889

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	976,051	-	-	976,051

Futures contracts	-	-	(1,749,096)	(66,625)	(1,815,721)

Swap agreements	(129,864)	-	-	-	(129,864)

Total	$1,119,025	$311,244	$2,388,436	$1,672,765	$5,491,470

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures	Swap
	Contracts	Contracts	Agreements

Average notional value	$172,675,113	$124,264,038	$89,000,000

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,100.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

18                      Invesco Active Allocation Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $284,132,914 and $512,578,791, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$578,294,513

Aggregate unrealized (depreciation) of investments	(6,092,021)

Net unrealized appreciation of investments	$572,202,492

Cost of investments for tax purposes is $1,819,219,653.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	4,919,534	$76,499,386	7,627,964	$106,674,214

Class C	1,194,540	18,065,786	2,791,917	37,971,821

Class R	841,780	12,948,917	1,508,459	20,791,835

Class Y	408,610	6,458,662	728,321	10,631,158

Issued as reinvestment of dividends:
Class A	-	-	14,530,408	210,545,670

Class C	-	-	2,425,970	34,279,021

Class R	-	-	1,124,364	16,190,970

Class Y	-	-	203,022	2,990,513

Automatic conversion of Class C shares to Class A shares:
Class A	1,110,724	17,317,665	5,508,086	79,085,883

Class C	(1,141,049)	(17,317,665)	(5,650,544)	(79,085,883)

Reacquired:
Class A	(19,242,380)	(304,541,538)	(20,801,539)	(290,743,337)

Class C	(1,745,254)	(26,342,432)	(5,101,872)	(69,692,485)

Class R	(912,183)	(14,029,114)	(2,101,003)	(29,430,422)

Class Y	(461,278)	(7,375,949)	(797,626)	(11,260,020)

Net increase (decrease) in share activity	(15,026,956)	$(238,316,282)	1,995,927	$38,948,938

19                      Invesco Active Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2,3]	(06/30/21)	Period[2,4]	Ratio[2]
Class A	$1,000.00	$1,100.00	$2.45	$1,022.46	$2.36	0.47%
Class C	1,000.00	1,095.50	6.39	1,018.70	6.16	1.23
Class R	1,000.00	1,099.30	3.80	1,021.17	3.66	0.73
Class Y	1,000.00	1,101.70	1.20	1,023.65	1.15	0.23
Class R5	1,000.00	1,101.50	0.99	1,023.85	0.95	0.19
Class R6	1,000.00	1,102.20	0.99	1,023.85	0.95	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25% , 1.25% and 1.25% of average daily net assets, respectively.

The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.50%, 1.26%, 0.76%, 0.26%, 0.22% and 0.22% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.60, $6.55, $3.96, $1.35, $1.15 and $1.15 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.51, $6.31, $3.81, $1.30, $1.10 and $1.10 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

20                      Invesco Active Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Active Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Active Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to certain factor tilts within large-capitalization U.S. equities and alternatives, including global real estate, through underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

21                      Invesco Active Allocation Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

22                      Invesco Active Allocation Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSAA-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.07%
Class C Shares	2.72
Class Y Shares	3.22
Class R5 Shares	3.24
Class R6 Shares	3.29
ICE BofAML U.S. Convertible Index▼(Broad Market/Style-Specific Index)	6.90
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	4.80
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The ICE BofAML U.S. Convertible Index tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Convertible Securities Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	7.90%
10 Years	9.57
5 Years	14.35
1 Year	28.21

Class C Shares
Inception (7/28/97)	7.88%
10 Years	9.57
5 Years	14.81
1 Year	33.70

Class Y Shares
Inception (7/28/97)	8.42%
10 Years	10.46
5 Years	15.94
1 Year	36.03

Class R5 Shares
Inception (5/23/11)	10.23%
10 Years	10.52
5 Years	15.97
1 Year	36.07

Class R6 Shares
10 Years	10.53%
5 Years	16.07
1 Year	36.19

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Convertible Securities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-79.56%
Airlines-3.34%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	$4,393,000	$6,907,993

JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(b)	12,614,000	12,632,921

Southwest Airlines Co., Conv., 1.25%, 05/01/2025	13,713,000	20,835,189

Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	6,589,000	6,312,921

		46,689,024

Alternative Carriers-0.26%
Bandwidth, Inc., Conv., 0.50%, 04/01/2028(b)	3,500,000	3,613,750

Apparel Retail-0.96%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	8,460,000	13,483,125

Apparel, Accessories & Luxury Goods-0.25%
Under Armour, Inc., Conv., 1.50%, 06/01/2024	1,800,000	3,543,252

Application Software-11.54%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026(b)	8,674,000	10,376,706

Bill.com Holdings, Inc., Conv., 0.00%, 12/01/2025(b)(c)	10,960,000	14,686,400

Blackline, Inc., Conv., 0.00%, 03/15/2026(b)(c)	6,074,000	5,861,410

Box, Inc., Conv., 0.00%, 01/15/2026(b)(c)	7,000,000	8,339,100

Coupa Software, Inc., Conv., 0.38%, 06/15/2026	9,530,000	11,041,696

Datadog, Inc., Conv., 0.13%, 06/15/2025	6,279,000	8,394,238

Dropbox, Inc., Conv., 0.00%, 03/01/2026(b)(c)	7,883,000	8,482,108

Everbridge, Inc., Conv., 0.00%, 03/15/2026(b)(c)	3,333,000	3,420,491

Five9, Inc., Conv., 0.50%, 06/01/2025(b)	7,676,000	11,384,468

HubSpot, Inc., Conv., 0.38%, 06/01/2025	7,077,000	15,013,856

LivePerson, Inc., Conv., 0.00%, 12/15/2026(b)(c)	4,669,000	5,019,175

Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(b)(c)	8,825,000	9,469,154

RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	11,750,000	13,035,156

Splunk, Inc., Conv., 1.13%, 06/15/2027	9,793,000	9,591,020

Workday, Inc., Conv., 0.25%, 10/01/2022	6,000,000	9,948,600

Zendesk, Inc., Conv., 0.63%, 06/15/2025	11,900,000	17,389,470

		161,453,048

	Principal Amount	Value

Auto Parts & Equipment-0.32%
LCI Industries, Conv., 1.13%, 05/15/2026(b)	$4,405,000	$4,539,353

Automobile Manufacturers-3.05%
Ford Motor Co., Conv., 0.00%, 03/15/2026(b)(c)	18,672,000	20,737,590

Tesla, Inc., Conv., 2.38%, 03/15/2022	2,127,000	21,997,221

		42,734,811

Biotechnology-2.21%
Bridgebio Pharma, Inc., Conv., 2.25%, 02/01/2029(b)	7,095,000	6,886,929

Exact Sciences Corp., Conv., 0.38%, 03/15/2027	11,300,000	15,007,812

Insmed, Inc.,
Conv., 1.75%, 01/15/2025	3,283,000	3,445,180

0.75%, 06/01/2028	5,000,000	5,521,875

		30,861,796

Cable & Satellite-1.32%
DISH Network Corp., Conv., 0.00%, 12/15/2025(b)(c)	9,680,000	11,320,760

Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(b)(d)	7,020,000	7,100,730

		18,421,490

Casinos & Gaming-0.48%
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(c)	7,430,000	6,731,580

Communications Equipment-1.03%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026	8,550,000	9,266,490

Viavi Solutions, Inc., Conv., 1.75%, 06/01/2023	3,773,000	5,084,871

		14,351,361

Data Processing & Outsourced Services-2.02%
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(b)(c)	10,226,000	13,836,801

Square, Inc., Conv., 0.50%, 05/15/2023	4,609,000	14,440,087

		28,276,888

Diversified Metals & Mining-0.50%
Ivanhoe Mines Ltd. (Canada), Conv., 2.50%, 04/15/2026(b)	5,733,000	7,073,375

Education Services-0.76%
Chegg, Inc., Conv., 0.00%, 09/01/2026(b)(c)	10,250,000	10,701,000

Electric Utilities-2.19%
NextEra Energy, Inc., Conv. Investment Units, 5.28%, 03/01/2023	357,111	17,484,155

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Convertible Securities Fund

	Principal Amount	Value

Electric Utilities-(continued)
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	$259,073	$13,116,866

		30,601,021

Electrical Components & Equipment-0.28%
Sunrun, Inc., Conv., 0.00%, 02/01/2026(b)(c)	4,400,000	3,957,360

Electronic Components-0.56%
II-VI, Inc., Conv., 0.25%, 09/01/2022	5,000,000	7,897,500

Electronic Equipment & Instruments-0.33%
Itron, Inc., Conv., 0.00%, 03/15/2026(b)(c)	4,420,000	4,584,598

Health Care Equipment-2.66%
CONMED Corp., Conv., 2.63%, 02/01/2024	2,742,000	4,431,758

DexCom, Inc., Conv., 0.25%, 11/15/2025	7,130,000	7,482,044

Envista Holdings Corp., Conv., 2.38%, 06/01/2025	4,000,000	8,540,000

Insulet Corp., Conv., 0.38%, 09/01/2026	12,300,000	16,781,812

		37,235,614

Health Care Services-0.63%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(b)(c)	7,663,000	8,759,767

Health Care Technology-1.29%
Omnicell, Inc., Conv., 0.25%, 09/15/2025(b)	7,635,000	12,403,057

Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	5,000,000	5,622,000

		18,025,057

Homefurnishing Retail-1.34%
RH, Conv., 0.00%, 06/15/2023(c)	5,350,000	18,691,830

Hotel & Resort REITs-1.01%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	12,376,000	14,096,264

Hotels, Resorts & Cruise Lines-4.20%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(b)(c)	11,450,000	10,820,250

Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	9,504,000	13,486,176

Expedia Group, Inc., Conv., 0.00%, 02/15/2026(b)(c)	13,034,000	14,141,890

NCL Corp. Ltd., Conv., 6.00%, 05/15/2024	3,477,000	8,087,502

5.38%, 08/01/2025(b)	1,565,000	2,853,778

Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023(b)	6,846,000	9,362,411

		58,752,007

Industrial Machinery-0.50%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026(b)	6,600,000	7,035,600

	Principal Amount	Value

Interactive Home Entertainment-2.09%
Sea Ltd. (Taiwan), Conv., 2.38%, 12/01/2025	$5,205,000	$16,083,450

Zynga, Inc.,
Conv., 0.25%, 06/01/2024	6,525,000	9,012,982

0.00%, 12/15/2026(b)(c)	3,878,000	4,154,308

		29,250,740

Interactive Media & Services-2.29%
Snap, Inc., Conv., 0.75%, 08/01/2026	5,793,000	17,465,895

Twitter, Inc., Conv., 0.25%, 06/15/2024	10,600,000	14,568,640

		32,034,535

Internet & Direct Marketing Retail-4.61%
Etsy, Inc., Conv., 0.13%, 09/01/2027(b)	9,278,000	11,991,815

Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(b)	9,350,000	17,957,844

MercadoLibre, Inc. (Argentina), Conv., 2.00%, 08/15/2028	3,100,000	10,958,500

Pinduoduo, Inc. (China), Conv., 0.00%, 12/01/2023(c)(d)	6,175,000	6,372,600

RealReal, Inc. (The), Conv., 3.00%, 06/15/2025	2,700,000	3,693,937

Wayfair, Inc., Conv., 0.63%, 10/01/2025(b)	12,625,000	13,508,750

		64,483,446

Internet Services & Infrastructure-2.92%
Akamai Technologies, Inc., Conv., 0.13%, 05/01/2025	7,600,000	9,971,200

Okta, Inc., Conv., 0.13%, 09/01/2025	4,825,000	6,969,713

Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	12,577,000	16,438,139

Wix.com Ltd. (Israel), Conv., 0.00%, 08/15/2025(b)(c)	7,125,000	7,499,062

		40,878,114

Investment Banking & Brokerage-0.50%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	6,378,000	6,936,075

Leisure Facilities-0.69%
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(b)(c)	9,262,000	9,655,635

Leisure Products-0.62%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(b)(c)	8,868,000	8,618,587

Life Sciences Tools & Services-0.93%
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	8,275,000	8,078,469

Repligen Corp., Conv., 0.38%, 07/15/2024	2,739,000	4,916,505

		12,994,974

Movies & Entertainment-1.41%
IMAX Corp., Conv., 0.50%, 04/01/2026(b)	5,260,000	5,509,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Convertible Securities Fund

	Principal Amount	Value

Movies & Entertainment-(continued)
Liberty Media Corp.,
Conv., 2.25%, 12/01/2021(b)(d)	$5,275,000	$7,084,325

0.50%, 09/01/2024(b)(d)	6,175,000	7,119,775

		19,713,950

Oil & Gas Exploration & Production-2.56%
EQT Corp., Conv., 1.75%, 05/01/2026	10,584,000	17,681,630

Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	11,378,000	18,210,489

		35,892,119

Packaged Foods & Meats-0.13%
Beyond Meat, Inc., Conv., 0.00%, 03/15/2027(b)(c)	1,750,000	1,792,656

Pharmaceuticals-0.97%
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	10,200,000	13,617,000

Real Estate Services-0.50%
Redfin Corp., Conv., 0.00%, 10/15/2025(b)(c)	6,226,000	7,013,589

Renewable Electricity-0.70%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	9,023,000	9,753,863

Research & Consulting Services-0.72%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	10,114,390

Restaurants-0.62%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	3,798,000	3,757,646

Shake Shack, Inc., Conv., 0.00%, 03/01/2028(b)(c)	5,111,000	4,865,707

		8,623,353

Semiconductor Equipment-0.24%
SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(b)(c)	2,680,000	3,363,400

Semiconductors-5.79%
Cree, Inc., Conv., 1.75%, 05/01/2026	5,604,000	12,191,502

MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026(b)	9,700,000	10,239,563

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	28,324,000	32,006,120

ON Semiconductor Corp., Conv., 1.63%, 10/15/2023	7,760,000	14,788,135

Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	8,475,000	11,791,267

		81,016,587

Specialty Stores-1.40%
Dick’s Sporting Goods, Inc., Conv., 3.25%, 04/15/2025	3,950,000	11,709,281

National Vision Holdings, Inc., Conv., 2.50%, 05/15/2025	4,500,000	7,945,313

		19,654,594

	Principal Amount	Value

Steel-0.51%
United States Steel Corp., Conv., 5.00%, 11/01/2026	$3,537,000	$7,144,740

Systems Software-3.18%
NortonLifeLock, Inc., Conv., 2.00%, 08/15/2022(b)	6,100,000	8,399,700

Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	13,100,000	19,126,000

Rapid7, Inc.,
Conv., 2.25%, 05/01/2025	5,400,000	8,987,625

0.25%, 03/15/2027(b)	3,100,000	3,454,640

ServiceNow, Inc., Conv., 0.00%, 06/01/2022(c)	1,100,000	4,479,806

		44,447,771

Technology Hardware, Storage & Peripherals-0.73%
Western Digital Corp., Conv., 1.50%, 02/01/2024	9,500,000	10,194,687

Trucking-1.63%
Lyft, Inc., Conv., 1.50%, 05/15/2025	5,350,000	9,159,200

Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(b)(c)	13,400,000	13,654,600

		22,813,800

Water Utilities-0.79%
Essential Utilities, Inc., Conv.
Amortizing Notes, 6.00%, 04/30/2022	193,600	11,070,048

Total U.S. Dollar Denominated Bonds & Notes (Cost $891,946,172)		1,113,189,124

	Shares
Preferred Stocks-16.95%
Asset Management & Custody Banks-1.43%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	260,613	20,082,838

Auto Parts & Equipment-1.38%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	108,066	19,324,362

Broadcasting-0.42%
ViacomCBS, Inc., 5.75%, Series A, Conv. Pfd.	78,875	5,847,004

Diversified Banks-2.42%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	11,400	16,142,400

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	11,600	17,704,036

		33,846,436

Gas Utilities-0.49%
UGI Corp., 7.25%, Conv. Pfd.	64,300	6,854,380

Health Care Equipment-2.93%
Becton, Dickinson and Co., 6.00%,
Series B, Conv. Pfd.	204,714	10,954,246

Boston Scientific Corp., 5.50%,
Series A, Conv. Pfd.	118,481	13,750,905

Danaher Corp., 4.75%, Series A, Conv. Pfd.	9,000	16,242,570

		40,947,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Convertible Securities Fund

	Shares	Value

Industrial Machinery-1.28%
Stanley Black & Decker, Inc., 5.25%, Conv. Pfd.	148,900	$17,976,697

Life Sciences Tools & Services-1.47%
Avantor, Inc., 6.25%, Series A, Conv. Pfd.	187,412	20,532,858

Multi-Utilities-1.00%
NiSource, Inc., 7.75%, Conv. Pfd.	135,900	13,969,161

Pharmaceuticals-0.50%
Elanco Animal Health, Inc., 5.00%, Conv. Pfd.	130,200	6,986,532

Research & Consulting Services-0.45%
Clarivate PLC, 5.25%, Series A, Conv. Pfd.	60,086	6,291,004

Semiconductors-2.12%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	19,540	29,698,260

Investment Abbreviations:

Conv. - Convertible

Pfd.    - Preferred

REIT  - Real Estate Investment Trust

	Shares	Value

Wireless Telecommunication Services-1.06%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	11,755	$14,841,628

Total Preferred Stocks (Cost $181,399,688)		237,198,881

Money Market Funds-3.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	15,590,365	15,590,365

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	11,151,681	11,156,143

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	17,817,560	17,817,560

Total Money Market Funds (Cost $44,560,435)		44,564,068

TOTAL INVESTMENTS IN SECURITIES–99.70% (Cost $1,117,906,295)		1,394,952,073

OTHER ASSETS LESS LIABILITIES–0.30%		4,139,262

NET ASSETS–100.00%		$1,399,091,335

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $433,547,884, which represented 30.99% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,889,926	$80,758,829	$(78,058,390)	$-	$-	$15,590,365	$2,598
Invesco Liquid Assets Portfolio, Institutional Class	10,335,430	56,575,672	(55,755,992)	1,015	18	11,156,143	1,362
Invesco Treasury Portfolio, Institutional Class	14,731,343	92,295,805	(89,209,588)	-	-	17,817,560	1,054
Total	$37,956,699	$229,630,306	$(223,023,970)	$1,015	$18	$44,564,068	$5,014

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Convertible Securities Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	30.46%
Consumer Discretionary	20.68
Health Care	13.59
Communication Services	8.85
Industrials	8.20
Utilities	5.17
Financials	4.35
Energy	2.56
Other Sectors, Each Less than 2% of Net Assets	2.65
Money Market Funds Plus Other Assets Less Liabilities	3.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 1,073,345,860)	$1,350,388,005
Investments in affiliated money market funds, at value (Cost $ 44,560,435)	44,564,068
Receivable for:
Investments sold	2,754,343
Fund shares sold	1,044,978
Dividends	529,555
Interest	1,195,469
Investment for trustee deferred compensation and retirement plans	133,895
Other assets	83,131
Total assets	1,400,693,444

Liabilities:
Payable for:
Fund shares reacquired	798,017
Accrued fees to affiliates	505,461
Accrued other operating expenses	106,587
Trustee deferred compensation and retirement plans	192,044
Total liabilities	1,602,109
Net assets applicable to shares outstanding	$1,399,091,335

Net assets consist of:
Shares of beneficial interest	$883,760,381
Distributable earnings	515,330,954
$1,399,091,335

Net Assets:
Class A	$688,250,677
Class C	$53,969,358
Class Y	$601,257,160
Class R5	$1,765,044
Class R6	$53,849,096

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,018,769
Class C	1,657,043
Class Y	18,333,506
Class R5	53,896
Class R6	1,643,977
Class A:
Net asset value per share	$32.74
Maximum offering price per share (Net asset value of $32.74 ÷ 94.50%)	$34.65
Class C:
Net asset value and offering price per share	$32.57
Class Y:
Net asset value and offering price per share	$32.80
Class R5:
Net asset value and offering price per share	$32.75
Class R6:
Net asset value and offering price per share	$32.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends	$5,770,432

Interest	2,951,733

Dividends from affiliated money market funds	5,014

Total investment income	8,727,179

Expenses:
Advisory fees	3,385,671

Administrative services fees	109,626

Custodian fees	5,083

Distribution fees:
Class A	854,586

Class C	285,963

Transfer agent fees – A, C and Y	773,916

Transfer agent fees – R5	838

Transfer agent fees – R6	895

Trustees’ and officers’ fees and benefits	16,194

Registration and filing fees	62,832

Professional services fees	26,206

Taxes	105

Other	(18,057)

Total expenses	5,503,858

Less: Fees waived and/or expense offset arrangement(s)	(10,585)

Net expenses	5,493,273

Net investment income	3,233,906

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	196,687,328

Affiliated investment securities	18

196,687,346

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(155,162,516)

Affiliated investment securities	1,015

(155,161,501)

Net realized and unrealized gain	41,525,845

Net increase in net assets resulting from operations	$44,759,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$3,233,906	$11,224,742

Net realized gain	196,687,346	171,447,073

Change in net unrealized appreciation (depreciation)	(155,161,501)	270,506,635

Net increase in net assets resulting from operations	44,759,751	453,178,450

Distributions to shareholders from distributable earnings:
Class A	(3,068,004)	(65,504,550)

Class C	(40,272)	(6,653,135)

Class Y	(3,428,588)	(66,881,929)

Class R5	(10,256)	(177,071)

Class R6	(335,394)	(5,791,736)

Total distributions from distributable earnings	(6,882,514)	(145,008,421)

Share transactions–net:
Class A	(4,442,378)	64,445,185

Class C	(8,835,226)	(20,908,903)

Class Y	(63,607,886)	(76,801,020)

Class R5	(55,171)	81,061

Class R6	(3,255,128)	1,280,226

Net increase (decrease) in net assets resulting from share transactions	(80,195,789)	(31,903,451)

Net increase (decrease) in net assets	(42,318,552)	276,266,578

Net assets:
Beginning of period	1,441,409,887	1,165,143,309

End of period	$1,399,091,335	$1,441,409,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Convertible Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/21	$31.91	$0.06	$0.92	$0.98	$(0.15)	$–	$(0.15)	$32.74	3.07%		$688,251	0.87	%(d)	0.87	%(d)	0.37	%(d)	33%
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35		675,347	0.91		0.91		0.84		65
Year ended 12/31/19	21.42	0.28	4.28	4.56	(0.36)	(0.98)	(1.34)	24.64	21.42	(e)	473,599	0.90	(e)	0.90	(e)	1.13	(e)	57
Year ended 12/31/18	24.41	0.28	(0.62)	(0.34)	(0.57)	(2.08)	(2.65)	21.42	(1.71	)(f)	407,548	0.90	(f)	0.90	(f)	1.09	(f)	62
Year ended 12/31/17	23.10	0.33	2.04	2.37	(1.01)	(0.05)	(1.06)	24.41	10.42	(g)	653,121	0.93	(g)	0.93	(g)	1.36	(g)	39
Year ended 12/31/16	22.62	0.39	0.90	1.29	(0.81)	–	(0.81)	23.10	5.82	(h)	785,526	0.88	(h)	0.89	(h)	1.74	(h)	42
Class C
Six months ended 06/30/21	31.73	(0.06)	0.92	0.86	(0.02)	–	(0.02)	32.57	2.72	(i)	53,969	1.60	(d)(i)	1.60	(d)(i)	(0.36	)(d)(i)	33
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25		61,221	1.66		1.66		0.09		65
Year ended 12/31/19	21.31	0.10	4.26	4.36	(0.18)	(0.98)	(1.16)	24.51	20.54	(e)	65,607	1.63	(e)	1.63	(e)	0.40	(e)	57
Year ended 12/31/18	24.30	0.08	(0.62)	(0.54)	(0.37)	(2.08)	(2.45)	21.31	(2.48	)(f)	81,529	1.66	(f)	1.66	(f)	0.33	(f)	62
Year ended 12/31/17	23.00	0.15	2.03	2.18	(0.83)	(0.05)	(0.88)	24.30	9.57	(g)	95,218	1.69	(g)	1.69	(g)	0.60	(g)	39
Year ended 12/31/16	22.52	0.22	0.90	1.12	(0.64)	–	(0.64)	23.00	5.07	(h)	130,934	1.61	(h)	1.62	(h)	1.01	(h)	42
Class Y
Six months ended 06/30/21	31.96	0.10	0.93	1.03	(0.19)	–	(0.19)	32.80	3.22		601,257	0.62	(d)	0.62	(d)	0.62	(d)	33
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69		647,484	0.66		0.66		1.09		65
Year ended 12/31/19	21.44	0.33	4.30	4.63	(0.41)	(0.98)	(1.39)	24.68	21.73		582,112	0.67		0.67		1.36		57
Year ended 12/31/18	24.44	0.33	(0.62)	(0.29)	(0.63)	(2.08)	(2.71)	21.44	(1.51)		583,289	0.66		0.66		1.33		62
Year ended 12/31/17	23.13	0.39	2.04	2.43	(1.07)	(0.05)	(1.12)	24.44	10.68		594,284	0.69		0.69		1.60		39
Year ended 12/31/16	22.65	0.44	0.90	1.34	(0.86)	–	(0.86)	23.13	6.07		569,345	0.64		0.65		1.98		42
Class R5
Six months ended 06/30/21	31.91	0.10	0.93	1.03	(0.19)	–	(0.19)	32.75	3.24		1,765	0.60	(d)	0.60	(d)	0.64	(d)	33
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70		1,773	0.64		0.64		1.11		65
Year ended 12/31/19	21.43	0.34	4.29	4.63	(0.43)	(0.98)	(1.41)	24.65	21.74		1,334	0.64		0.64		1.39		57
Year ended 12/31/18	24.43	0.34	(0.62)	(0.28)	(0.64)	(2.08)	(2.72)	21.43	(1.49)		1,081	0.64		0.64		1.35		62
Year ended 12/31/17	23.11	0.39	2.06	2.45	(1.08)	(0.05)	(1.13)	24.43	10.78		1,585	0.64		0.64		1.65		39
Year ended 12/31/16	22.63	0.45	0.90	1.35	(0.87)	–	(0.87)	23.11	6.10		5,225	0.62		0.63		2.00		42
Class R6
Six months ended 06/30/21	31.92	0.12	0.92	1.04	(0.20)	–	(0.20)	32.76	3.29		53,849	0.51	(d)	0.51	(d)	0.73	(d)	33
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86		55,585	0.56		0.56		1.19		65
Year ended 12/31/19	21.43	0.36	4.29	4.65	(0.45)	(0.98)	(1.43)	24.65	21.82		42,492	0.56		0.56		1.47		57
Year ended 12/31/18	24.43	0.36	(0.62)	(0.26)	(0.66)	(2.08)	(2.74)	21.43	(1.41)		47,908	0.56		0.56		1.43		62
Year ended 12/31/17	23.12	0.42	2.04	2.46	(1.10)	(0.05)	(1.15)	24.43	10.82		36,751	0.57		0.57		1.72		39
Year ended 12/31/16	22.64	0.47	0.90	1.37	(0.89)	–	(0.89)	23.12	6.21		13,880	0.52		0.53		2.10		42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $690,734, $58,580, $611,584, $1,795 and $54,560 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.96% for Class A and Class C shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively

(g)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(h)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.97% for Class A and Class C shares, respectively.

(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for Class C shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco Convertible Securities Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

14                      Invesco Convertible Securities Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

J.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

15                      Invesco Convertible Securities Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $10,357.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A – up to 0.25% of the average daily net assets of Class A shares; and (2) Class C – up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $78,125 in front-end sales commissions from the sale of Class A shares and $1,438 and $2,885 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16                      Invesco Convertible Securities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$41,671,069	$1,071,518,055	$–	$1,113,189,124
Preferred Stocks	237,198,881	–	–	237,198,881
Money Market Funds	44,564,068	–	–	44,564,068
Total Investments	$323,434,018	$1,071,518,055	$–	$1,394,952,073

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $228.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $441,605,782 and $519,784,253, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$287,236,037

Aggregate unrealized (depreciation) of investments	(10,878,375)

Net unrealized appreciation of investments	$276,357,662

Cost of investments for tax purposes is $1,118,594,411.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,260,106	$41,374,708	2,570,805	$72,317,451

Class C	167,289	5,473,598	439,536	12,038,568

Class Y	1,721,335	56,217,809	5,474,520	143,384,408

Class R5	1,868	60,210	6,130	172,008

Class R6	121,974	4,000,844	317,446	8,483,793

17                      Invesco Convertible Securities Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	78,499	$2,504,604	1,826,467	$55,304,719

Class C	1,112	34,738	189,665	5,753,309

Class Y	68,173	2,179,771	1,670,866	50,466,155

Class R5	289	9,225	5,811	175,105

Class R6	8,342	266,489	150,938	4,552,180

Automatic conversion of Class C shares to Class A shares:
Class A	217,665	7,163,168	798,308	23,672,182

Class C	(219,009)	(7,163,168)	(802,855)	(23,672,182)

Reacquired:
Class A	(1,703,804)	(55,484,858)	(3,248,706)	(86,849,167)

Class C	(221,847)	(7,180,394)	(573,725)	(15,028,598)

Class Y	(3,716,446)	(122,005,466)	(10,470,597)	(270,651,583)

Class R5	(3,809)	(124,606)	(10,517)	(266,052)

Class R6	(227,799)	(7,522,461)	(450,451)	(11,755,747)

Net increase (decrease) in share activity	(2,446,062)	$(80,195,789)	(2,106,359)	$(31,903,451)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                      Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,030.70	$4.38	$1,020.48	$4.36	0.87%
Class C	1,000.00	1,027.20	8.04	1,016.86	8.00	1.60
Class Y	1,000.00	1,032.20	3.12	1,021.72	3.11	0.62
Class R5	1,000.00	1,032.40	3.02	1,021.82	3.01	0.60
Class R6	1,000.00	1,032.90	2.57	1,022.27	2.56	0.51

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                      Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against ICE BofAML U.S. Convertible Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s stock selection in and underweight exposure to certain sectors and names, as well as the Fund’s cash position detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

20                      Invesco Convertible Securities Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21                      Invesco Convertible Securities Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	MS-CSEC-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Income Advantage International Fund Effective July 15, 2021, Invesco Global Low Volatility Equity Yield Fund was renamed Invesco Income Advantage International Fund.
Nasdaq:
A: GTNDX ∎ C: GNDCX ∎ R: GTNRX ∎ Y: GTNYX ∎ R5: GNDIX ∎ R6:GNDSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.13%
Class C Shares	13.67
Class R Shares	14.05
Class Y Shares	14.32
Class R5 Shares	14.35
Class R6 Shares	14.29
MSCI World Index▼ (Broad Market Index)	13.05

MSCI All Country World ex-USA Index∎ (Broad Market/Style-Specific Index)	9.16

Lipper Global Equity Income Funds Index[t] (Peer Group Index)	11.26

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; [t]Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Equity Income Funds Index is an unmanaged index considered representative of global equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Income Advantage International Fund

Average Annual Total Returns As of 6/30/21, including maximum applicable sales charges
Class A Shares
Inception (9/15/97)	5.41%
10 Years	4.56
5 Years	4.18
1 Year	16.12
Class C Shares
Inception (1/2/98)	5.68%
10 Years	4.53
5 Years	4.57
1 Year	21.07
Class R Shares
Inception (10/31/05)	4.04%
10 Years	4.90
5 Years	5.10
1 Year	22.63
Class Y Shares
Inception (10/3/08)	6.07%
10 Years	5.42
5 Years	5.63
1 Year	23.22
Class R5 Shares
Inception (4/30/04)	5.58%
10 Years	5.61
5 Years	5.78
1 Year	23.48

Class R6 Shares
10 Years	5.32%
5 Years	5.69
1 Year	23.32

Effective July 15, 2021, Invesco Global Low Volatility Fund was renamed Invesco Income Advantage International Fund.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Income Advantage International Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Income Advantage International Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.60%
Australia–8.22%
Aurizon Holdings Ltd.	206,067	$575,255

Brambles Ltd.	38,918	333,847

Coles Group Ltd.	19,356	248,139

CSL Ltd.	990	211,788

Endeavour Group Ltd.(a)	25,154	118,656

Evolution Mining Ltd.	88,015	297,995

JB Hi-Fi Ltd.	16,612	630,294

Newcrest Mining Ltd.	29,919	568,934

Rio Tinto Ltd.	7,462	708,764

Rio Tinto PLC	4,109	338,281

Sonic Healthcare Ltd.	9,510	273,808

Wesfarmers Ltd.	18,722	829,426

Woodside Petroleum Ltd.	9,629	160,451

Woolworths Group Ltd.	25,154	718,430

		6,014,068

Brazil–0.42%
Yara International ASA	5,875	309,450

Canada–11.60%
AltaGas Ltd.	9,792	205,540

Bank of Montreal	5,287	541,922

BCE, Inc.	12,662	624,418

BRP, Inc.	4,011	313,865

Canadian Imperial Bank of Commerce	5,995	682,441

Canadian Tire Corp. Ltd., Class A	1,664	263,319

CGI, Inc., Class A(a)	3,422	310,260

Constellation Software, Inc.	346	524,027

Empire Co. Ltd., Class A	6,499	204,994

Franco-Nevada Corp.	3,805	552,179

George Weston Ltd.	1,697	161,746

Hydro One Ltd.(b)	25,897	625,907

Kinross Gold Corp.	13,249	84,009

Metro, Inc.	5,117	245,324

National Bank of Canada	10,437	781,091

Open Text Corp.	7,000	355,478

Quebecor, Inc., Class B	23,145	617,275

Restaurant Brands International, Inc.	6,045	389,492

Rogers Communications, Inc., Class B	9,539	507,115

TFI International, Inc.	3,237	295,524

West Fraser Timber Co. Ltd.	2,795	200,651

		8,486,577

China–0.62%
Wilmar International Ltd.	45,500	152,493

Xinyi Glass Holdings Ltd.	74,000	301,650

		454,143

Denmark–1.99%
AP Moller - Maersk A/S, Class B	261	750,584

Carlsberg A/S, Class B	3,769	703,625

		1,454,209

Finland–1.10%
Elisa OYJ	3,357	200,303

	Shares	Value

Finland–(continued)
Fortum OYJ	16,995	$468,724

Orion OYJ, Class B	3,099	133,219

		802,246

France–2.03%
Bureau Veritas S.A.(a)	6,733	213,099

Capgemini SE	1,427	274,399

Publicis Groupe S.A.	6,430	411,475

Sartorius Stedim Biotech	690	326,415

Teleperformance	648	263,042

		1,488,430

Germany–5.17%
Brenntag SE	3,450	320,850

Covestro AG(b)	8,646	558,482

Daimler AG	7,976	712,498

Deutsche Post AG	10,302	700,958

HeidelbergCement AG	5,297	454,469

Merck KGaA	3,410	654,617

Sartorius AG, Preference Shares	725	377,392

		3,779,266

Hong Kong–3.78%
CK Asset Holdings Ltd.	113,500	783,535

CK Hutchison Holdings Ltd.	47,000	366,228

CLP Holdings Ltd.	19,500	192,740

HKT Trust & HKT Ltd.	124,000	168,968

Kerry Properties Ltd.	207,500	684,157

Sun Hung Kai Properties Ltd.	23,000	342,735

WH Group Ltd.	254,500	228,797

		2,767,160

Israel–1.16%
Check Point Software Technologies Ltd.(a)	5,127	595,398

Teva Pharmaceutical Industries Ltd., ADR(a)	25,752	254,945

		850,343

Italy–0.23%
Buzzi Unicem S.p.A.	6,278	166,989

Japan–11.90%
Astellas Pharma, Inc.	32,100	558,784

Dai Nippon Printing Co. Ltd.	28,500	602,315

ENEOS Holdings, Inc.	94,600	396,006

Japan Tobacco, Inc.	30,200	570,368

KDDI Corp.	21,900	682,825

Lion Corp.	6,400	108,431

Mitsubishi Corp.	22,300	607,439

Mitsui & Co. Ltd.	30,900	695,256

Nintendo Co. Ltd.	1,200	698,208

Nippon Telegraph & Telephone Corp.	25,500	664,237

Nomura Research Institute Ltd.	11,500	380,566

Ono Pharmaceutical Co. Ltd.	9,200	204,208

Rohm Co. Ltd.	3,800	351,538

Sekisui House Ltd.	36,900	756,538

Takeda Pharmaceutical Co. Ltd.	16,200	544,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Income Advantage International Fund

	Shares	Value

Japan–(continued)
Tokyo Electron Ltd.	900	$387,488

Toppan, Inc.	23,200	372,661

Unicharm Corp.	3,100	124,699

		8,705,645

Jordan–0.99%
Hikma Pharmaceuticals PLC	21,454	726,436

Luxembourg–0.50%
Eurofins Scientific SE(a)	3,183	363,989

Netherlands–3.25%
Koninklijke Ahold Delhaize N.V.	23,598	701,618

Koninklijke KPN N.V.	132,782	414,823

Randstad N.V.	5,638	431,505

Wolters Kluwer N.V.	8,291	833,308

		2,381,254

Norway–0.92%
Orkla ASA	66,077	673,110

Spain–0.43%
Endesa S.A.	13,086	317,454

Sweden–2.24%
Electrolux AB, Series B	10,402	288,557

Getinge AB, Class B	9,377	353,800

Husqvarna AB, Class B	20,365	270,725

Securitas AB, Class B	11,471	181,185

Swedish Match AB	63,920	545,189

		1,639,456

Switzerland–4.51%
ABB Ltd.	21,450	728,109

Adecco Group AG	7,131	484,690

Geberit AG	640	480,238

Holcim Ltd.	3,726	223,547

Kuehne + Nagel International AG, Class R	905	309,766

Novartis AG	6,504	592,806

Roche Holding AG	398	149,994

SGS S.A.	106	327,004

		3,296,154

United Kingdom–4.82%
Imperial Brands PLC	32,020	690,015

Kingfisher PLC	87,167	439,785

Liberty Global PLC, Class A(a)	5,810	157,800

Liberty Global PLC, Class C(a)	23,651	639,523

Persimmon PLC	4,891	200,494

Royal Mail PLC(a)	50,613	404,782

Tate & Lyle PLC	72,131	737,215

WM Morrison Supermarkets PLC	76,244	260,215

		3,529,829

United States–30.72%
AbbVie, Inc.	4,318	486,380

Accenture PLC, Class A	2,089	615,816

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value

United States–(continued)
AGCO Corp.	2,241	$292,182

Ally Financial, Inc.	12,749	635,410

Altria Group, Inc.	13,196	629,185

AmerisourceBergen Corp.	3,786	433,459

Amgen, Inc.	2,642	643,988

Arrow Electronics, Inc.(a)	4,237	482,298

AutoNation, Inc.(a)	5,316	504,010

Cardinal Health, Inc.	11,778	672,406

Cognizant Technology Solutions Corp., Class A	7,216	499,780

Conagra Brands, Inc.	18,988	690,783

DaVita, Inc.(a)	5,801	698,614

DENTSPLY SIRONA, Inc.	8,306	525,438

Dolby Laboratories, Inc., Class A	2,410	236,879

Extra Space Storage, Inc.	5,238	858,089

Gartner, Inc.(a)	1,893	458,485

Gilead Sciences, Inc.	10,363	713,596

Hershey Co. (The)	3,658	637,150

Hologic, Inc.(a)	8,685	579,463

JM Smucker Co. (The)	1,206	156,261

Kraft Heinz Co. (The)	17,895	729,758

Kroger Co. (The)	20,778	796,005

Laboratory Corp. of America Holdings(a)	2,248	620,111

Life Storage, Inc.	4,387	470,945

McKesson Corp.	3,324	635,682

MDU Resources Group, Inc.	7,903	247,680

Microsoft Corp.	2,718	736,306

Mid-America Apartment Communities, Inc.	4,350	732,627

Nu Skin Enterprises, Inc., Class A	3,415	193,460

Omnicom Group, Inc.	8,503	680,155

Oracle Corp.	9,377	729,906

Public Storage	2,746	825,695

Qurate Retail, Inc., Class A	27,860	364,687

Regeneron Pharmaceuticals, Inc.(a)	1,111	620,538

Spectrum Brands Holdings, Inc.	2,949	250,783

Target Corp.	3,060	739,724

Tyson Foods, Inc., Class A	7,851	579,090

United Therapeutics Corp.(a)	3,456	620,041

Vertex Pharmaceuticals, Inc.(a)	2,237	451,046

		22,473,911

Total Common Stocks & Other Equity Interests (Cost $61,860,541)		70,680,119

Money Market Funds–1.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	468,457	468,457

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	339,892	340,028

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	535,379	535,379

Total Money Market Funds (Cost $1,343,864)		1,343,864

TOTAL INVESTMENTS IN SECURITIES–98.44% (Cost $63,204,405)		72,023,983

OTHER ASSETS LESS LIABILITIES–1.56%		1,143,806

NET ASSETS–100.00%		$73,167,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Income Advantage International Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $1,184,389, which represented 1.62% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$327,478	$2,527,148	$(2,386,169)	$-	$-	$468,457	$58
Invesco Liquid Assets Portfolio, Institutional Class	233,846	1,805,106	(1,698,947)	28	(5)	340,028	24
Invesco Treasury Portfolio, Institutional Class	374,261	2,888,169	(2,727,051)	-	-	535,379	24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	413,318	(413,318)	-	-	-	3	*
Invesco Private Prime Fund	-	618,805	(618,805)	-	-	-	31	*
Total	$935,585	$8,252,546	$(7,844,290)	$28	$(5)	$1,343,864	$140

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	4	September-2021	$857,720	$8,652	$8,652
EURO STOXX 50 Index	5	September-2021	240,440	(4,497)	(4,497)
FTSE 100 Index	1	September-2021	96,561	(1,593)	(1,593)
Total Futures Contracts				$2,562	$2,562

(a)	Futures contracts collateralized by $70,028 cash held with Bank of America, the futures commission merchant.

Open Forward Foreign Currency Contracts
		Contract to

Settlement						Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
Currency Risk
07/16/2021	State Street Bank and Trust Co.	AUD	6,960,131	USD	5,357,909	$137,773
07/16/2021	State Street Bank and Trust Co.	CAD	9,981,184	USD	8,213,831	161,974
07/16/2021	State Street Bank and Trust Co.	CHF	2,949,999	USD	3,292,134	102,604
07/16/2021	State Street Bank and Trust Co.	DKK	8,610,639	USD	1,406,672	33,279
07/16/2021	State Street Bank and Trust Co.	EUR	7,417,513	USD	9,011,818	213,912
07/16/2021	State Street Bank and Trust Co.	GBP	2,618,087	USD	3,694,320	72,565
07/16/2021	State Street Bank and Trust Co.	HKD	22,315,006	USD	2,874,733	617
07/16/2021	State Street Bank and Trust Co.	JPY	907,957,861	USD	8,250,112	76,397
07/16/2021	State Street Bank and Trust Co.	NOK	8,315,162	USD	999,451	33,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Income Advantage International Fund

Open Forward Foreign Currency Contracts–(continued)
		Contract to
Settlement						Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
07/16/2021	State Street Bank and Trust Co.	SEK	13,463,261	USD	1,622,082	$48,713
Total Forward Foreign Currency Contracts						$881,478

Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Health Care	18.36%
Consumer Staples	16.20
Industrials	14.87
Information Technology	9.48
Consumer Discretionary	9.15
Communication Services	8.83
Real Estate	6.42
Materials	6.11
Financials	3.61
Utilities	2.81
Other Sectors, Each Less than 2% of Net Assets	0.76
Money Market Funds Plus Other Assets Less Liabilities	3.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Income Advantage International Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $61,860,541)	$70,680,119

Investments in affiliated money market funds, at value (Cost $1,343,864)	1,343,864

Other investments:
Variation margin receivable – futures contracts	12,491

Unrealized appreciation on forward foreign currency contracts outstanding	881,478

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	70,028

Foreign currencies, at value (Cost $129,050)	128,309

Receivable for:
Investments sold	173

Fund shares sold	2,911

Dividends	204,812

Investment for trustee deferred compensation and retirement plans	79,538

Other assets	45,607

Total assets	73,449,330

Liabilities:
Payable for:
Fund shares reacquired	90,362

Accrued fees to affiliates	49,208

Accrued other operating expenses	55,158

Trustee deferred compensation and retirement plans	86,813

Total liabilities	281,541

Net assets applicable to shares outstanding	$73,167,789

Net assets consist of:
Shares of beneficial interest	$72,249,847

Distributable earnings	917,942

$73,167,789

Net Assets:
Class A	$67,685,566

Class C	$1,290,030

Class R	$1,600,232

Class Y	$1,913,157

Class R5	$656,925

Class R6	$21,879

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,585,053

Class C	92,418

Class R	108,223

Class Y	129,299

Class R5	44,003

Class R6	1,467

Class A:
Net asset value per share	$14.76

Maximum offering price per share (Net asset value of $14.76 ÷ 94.50%)	$15.62

Class C:
Net asset value and offering price per share	$13.96

Class R:
Net asset value and offering price per share	$14.79

Class Y:
Net asset value and offering price per share	$14.80

Class R5:
Net asset value and offering price per share	$14.93

Class R6:
Net asset value and offering price per share	$14.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Income Advantage International Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $93,526)	$1,273,194

Dividends from affiliated money market funds (includes securities lending income of $59)	165

Total investment income	1,273,359

Expenses:
Advisory fees	281,347

Administrative services fees	5,003

Custodian fees	5,025

Distribution fees:

Class A	81,265

Class C	6,486

Class R	3,713

Transfer agent fees – A, C, R and Y	85,009

Transfer agent fees – R5	301

Transfer agent fees – R6	10

Trustees’ and officers’ fees and benefits	10,911

Registration and filing fees	39,236

Reports to shareholders	14,075

Professional services fees	30,040

Other	8,966

Total expenses	571,387

Less: Fees waived and/or expense offset arrangement(s)	(329)

Net expenses	571,058

Net investment income	702,301

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,245,650

Affiliated investment securities	(5)

Foreign currencies	74,260

Forward foreign currency contracts	(473,020)

Futures contracts	166,079

5,012,964

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,162,595

Affiliated investment securities	28

Foreign currencies	(11,849)

Forward foreign currency contracts	1,462,833

Futures contracts	(18,845)

3,594,762

Net realized and unrealized gain	8,607,726

Net increase in net assets resulting from operations	$9,310,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Income Advantage International Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$702,301	$1,078,297

Net realized gain (loss)	5,012,964	(7,745,919)

Change in net unrealized appreciation	3,594,762	1,477,595

Net increase (decrease) in net assets resulting from operations	9,310,027	(5,190,027)

Distributions to shareholders from distributable earnings:
Class A	(449,482)	(1,056,374)

Class C	(4,075)	(21,590)

Class R	(8,637)	(20,019)

Class Y	(15,103)	(38,339)

Class R5	(5,439)	(10,379)

Class R6	(185)	(15,712)

Total distributions from distributable earnings	(482,921)	(1,162,413)

Return of capital:
Class A	–	(259,439)

Class C	–	(5,302)

Class R	–	(4,917)

Class Y	–	(9,416)

Class R5	–	(2,549)

Class R6	–	(3,859)

Total return of capital	–	(285,482)

Total distributions	(482,921)	(1,447,895)

Share transactions–net:
Class A	(2,611,728)	(7,108,178)

Class C	(176,348)	(1,224,635)

Class R	111,341	(337,252)

Class Y	(332,447)	(587,806)

Class R5	25,289	9,567

Class R6	86	(1,302,594)

Net increase (decrease) in net assets resulting from share transactions	(2,983,807)	(10,550,898)

Net increase (decrease) in net assets	5,843,299	(17,188,820)

Net assets:
Beginning of period	67,324,490	84,513,310

End of period	$73,167,789	$67,324,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Income Advantage International Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/21	$13.02	$0.14		$1.70	$1.84	$(0.10)	$-	$(0.10)	$14.76	14.13%	$67,686	1.61	%(d)	1.61	%(d)	2.01	%(d)	34%
Year ended 12/31/20	14.04	0.19		(0.95)	(0.76)	(0.21)	(0.05)	(0.26)	13.02	(5.16)	62,139	1.55		1.55		1.54		71
Year ended 12/31/19	12.23	0.29		1.81	2.10	(0.29)	-	(0.29)	14.04	17.26	74,917	1.59		1.59		2.19		103
Year ended 12/31/18	13.89	0.28	(e)	(1.70)	(1.42)	(0.24)	-	(0.24)	12.23	(10.39)	70,104	1.59		1.59		2.07	(e)	111
Year ended 12/31/17	12.37	0.38		1.55	1.93	(0.41)	-	(0.41)	13.89	15.77	88,550	1.65		1.65		2.83		78
Year ended 12/31/16	12.40	0.40		0.02	0.42	(0.45)	-	(0.45)	12.37	3.34	92,154	1.49		1.52		3.14		83
Class C
Six months ended 06/30/21	12.32	0.08		1.60	1.68	(0.04)	-	(0.04)	13.96	13.67	1,290	2.36	(d)	2.36	(d)	1.26	(d)	34
Year ended 12/31/20	13.27	0.09		(0.88)	(0.79)	(0.13)	(0.03)	(0.16)	12.32	(5.82)	1,302	2.30		2.30		0.79		71
Year ended 12/31/19	11.56	0.18		1.71	1.89	(0.18)	-	(0.18)	13.27	16.40	2,781	2.34		2.34		1.44		103
Year ended 12/31/18	13.13	0.17	(e)	(1.61)	(1.44)	(0.13)	-	(0.13)	11.56	(11.08)	6,782	2.34		2.34		1.32	(e)	111
Year ended 12/31/17	11.69	0.26		1.47	1.73	(0.29)	-	(0.29)	13.13	14.93	9,163	2.40		2.40		2.08		78
Year ended 12/31/16	11.72	0.28		0.02	0.30	(0.33)	-	(0.33)	11.69	2.56	10,283	2.24		2.27		2.39		83
Class R
Six months ended 06/30/21	13.04	0.12		1.71	1.83	(0.08)	-	(0.08)	14.79	14.05	1,600	1.86	(d)	1.86	(d)	1.76	(d)	34
Year ended 12/31/20	14.06	0.16		(0.95)	(0.79)	(0.18)	(0.05)	(0.23)	13.04	(5.41)	1,307	1.80		1.80		1.29		71
Year ended 12/31/19	12.25	0.26		1.81	2.07	(0.26)	-	(0.26)	14.06	16.95	1,818	1.84		1.84		1.94		103
Year ended 12/31/18	13.91	0.25	(e)	(1.71)	(1.46)	(0.20)	-	(0.20)	12.25	(10.60)	1,253	1.84		1.84		1.82	(e)	111
Year ended 12/31/17	12.38	0.35		1.56	1.91	(0.38)	-	(0.38)	13.91	15.55	1,496	1.90		1.90		2.58		78
Year ended 12/31/16	12.42	0.37		0.01	0.38	(0.42)	-	(0.42)	12.38	3.00	1,398	1.74		1.77		2.89		83
Class Y
Six months ended 06/30/21	13.05	0.16		1.71	1.87	(0.12)	-	(0.12)	14.80	14.32	1,913	1.36	(d)	1.36	(d)	2.26	(d)	34
Year ended 12/31/20	14.07	0.23		(0.96)	(0.73)	(0.23)	(0.06)	(0.29)	13.05	(4.89)	2,001	1.30		1.30		1.79		71
Year ended 12/31/19	12.26	0.33		1.80	2.13	(0.32)	-	(0.32)	14.07	17.52	2,910	1.34		1.34		2.44		103
Year ended 12/31/18	13.93	0.32	(e)	(1.72)	(1.40)	(0.27)	-	(0.27)	12.26	(10.21)	2,168	1.34		1.34		2.32	(e)	111
Year ended 12/31/17	12.39	0.41		1.58	1.99	(0.45)	-	(0.45)	13.93	16.20	4,714	1.40		1.40		3.08		78
Year ended 12/31/16	12.42	0.43		0.02	0.45	(0.48)	-	(0.48)	12.39	3.60	3,339	1.24		1.27		3.39		83
Class R5
Six months ended 06/30/21	13.17	0.17		1.72	1.89	(0.13)	-	(0.13)	14.93	14.35	657	1.22	(d)	1.22	(d)	2.40	(d)	34
Year ended 12/31/20	14.20	0.25		(0.97)	(0.72)	(0.25)	(0.06)	(0.31)	13.17	(4.74)	557	1.16		1.16		1.93		71
Year ended 12/31/19	12.38	0.35		1.83	2.18	(0.36)	-	(0.36)	14.20	17.69	594	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(e)	(1.73)	(1.39)	(0.29)	-	(0.29)	12.38	(10.05)	502	1.21		1.21		2.45	(e)	111
Year ended 12/31/17	12.52	0.44		1.57	2.01	(0.47)	-	(0.47)	14.06	16.27	1,042	1.24		1.24		3.24		78
Year ended 12/31/16	12.56	0.45		0.02	0.47	(0.51)	-	(0.51)	12.52	3.67	1,004	1.10		1.10		3.53		83
Class R6
Six months ended 06/30/21	13.16	0.17		1.71	1.88	(0.13)	-	(0.13)	14.91	14.29	22	1.22	(d)	1.22	(d)	2.40	(d)	34
Year ended 12/31/20	14.21	0.24		(0.98)	(0.74)	(0.25)	(0.06)	(0.31)	13.16	(4.88)	19	1.16		1.16		1.93		71
Year ended 12/31/19	12.38	0.35		1.84	2.19	(0.36)	-	(0.36)	14.21	17.77	1,494	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(e)	(1.73)	(1.39)	(0.29)	-	(0.29)	12.38	(10.03)	1,483	1.20		1.20		2.46	(e)	111
Period ended 12/31/17(f)	13.27	0.34		0.81	1.15	(0.36)	-	(0.36)	14.06	8.72	11	1.20	(g)	1.20	(g)	3.28	(g)	78

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $65,551, $1,308, $1,497, $1,935, $608 and $21 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.23 and 1.73%, $0.12 and 0.98%, $0.20 and 1.48%, $0.27 and 1.98%, $0.29 and 2.11% and $0.29 and 2.12% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco Income Advantage International Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Advantage International Fund, formerly Invesco Global Low Volatility Equity Yield Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13                      Invesco Income Advantage International Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

14                      Invesco Income Advantage International Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%

Effective July 15, 2021, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.750%
Next $250 million	0.730%
Next $500 million	0.710%
Next $1.5 billion	0.690%
Next $2.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Over $10 billion	0.610%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through July 14, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”).

15                      Invesco Income Advantage International Fund

Effective July 15, 2021 through at least July 31, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on July 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $225.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $2,429 in front-end sales commissions from the sale of Class A shares and $1,713 and $32 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$118,656	$5,895,412	$–	$6,014,068
Brazil	–	309,450	–	309,450
Canada	8,486,577	–	–	8,486,577
China	301,650	152,493	–	454,143
Denmark	–	1,454,209	–	1,454,209
Finland	–	802,246	–	802,246
France	–	1,488,430	–	1,488,430
Germany	–	3,779,266	–	3,779,266
Hong Kong	2,345,623	421,537	–	2,767,160
Israel	850,343	–	–	850,343
Italy	–	166,989	–	166,989
Japan	–	8,705,645	–	8,705,645

16                      Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
Jordan	$–	$726,436	$–	$726,436
Luxembourg	–	363,989	–	363,989
Netherlands	–	2,381,254	–	2,381,254
Norway	–	673,110	–	673,110
Spain	–	317,454	–	317,454
Sweden	–	1,639,456	–	1,639,456
Switzerland	–	3,296,154	–	3,296,154
United Kingdom	797,323	2,732,506	–	3,529,829
United States	22,473,911	–	–	22,473,911
Money Market Funds	1,343,864	–	–	1,343,864
Total Investments in Securities	36,717,947	35,306,036	–	72,023,983

Other Investments - Assets*
Forward Foreign Currency Contracts	–	881,478	–	881,478
Futures Contracts	8,652	–	–	8,652
	8,652	881,478	–	890,130

Other Investments - Liabilities*
Futures Contracts	(6,090)	–	–	(6,090)
Total Other Investments	2,562	881,478	–	884,040
Total Investments	$36,720,509	$36,187,514	$–	$72,908,023

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value

Derivative Assets	Currency Risk	Equity Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$8,652	$8,652

Unrealized appreciation on forward foreign currency contracts outstanding	881,478	-	881,478

Total Derivative Assets	881,478	8,652	890,130

Derivatives not subject to master netting agreements	-	(8,652)	(8,652)

Total Derivative Assets subject to master netting agreements	$881,478	$-	$881,478

	Value

Derivative Liabilities	Currency Risk	Equity Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(6,090)	$(6,090)

Derivatives not subject to master netting agreements	-	6,090	6,090

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged

	Forward Foreign	Forward Foreign
Counterparty	Currency Contracts	Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

State Street Bank and Trust Co.	$881,478	$-	$881,478	$-	$-	$881,478

17                      Invesco Income Advantage International Fund

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency	Equity
	Risk	Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(473,020)	$-	$(473,020)

Futures contracts	-	166,079	166,079

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	1,462,833	-	1,462,833

Futures contracts	-	(18,845)	(18,845)

Total	$989,813	$147,234	$1,137,047

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures
	Contracts	Contracts

Average notional value	$45,225,637	$1,168,520

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $104.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$10,654,573	$3,795,055	$14,449,628

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18                      Invesco Income Advantage International Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $23,526,848 and $26,779,371, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,184,512

Aggregate unrealized (depreciation) of investments	(1,977,719)

Net unrealized appreciation of investments	$10,206,793

Cost of investments for tax purposes is $62,701,230.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	144,470	$2,004,272	202,260	$2,423,246

Class C	18,411	244,200	15,023	177,732

Class R	16,871	236,461	12,868	157,369

Class Y	11,105	154,983	20,127	254,392

Class R5	2,699	38,988	3,302	42,025

Class R6	-	-	9,464	123,688

Issued as reinvestment of dividends:
Class A	28,596	410,185	104,361	1,202,302

Class C	280	3,785	2,179	23,245

Class R	600	8,637	2,173	24,936

Class Y	925	13,302	3,549	40,982

Class R5	374	5,439	1,103	12,928

Class R6	6	86	1,576	17,637

Automatic conversion of Class C shares to Class A shares:
Class A	16,756	231,074	50,070	626,555

Class C	(17,735)	(231,074)	(52,977)	(626,555)

Reacquired:
Class A	(375,959)	(5,257,259)	(921,799)	(11,360,281)

Class C	(14,253)	(193,259)	(68,113)	(799,057)

Class R	(9,439)	(133,757)	(44,128)	(519,557)

Class Y	(36,029)	(500,732)	(77,193)	(883,180)

Class R5	(1,345)	(19,138)	(3,925)	(45,386)

Class R6	-	-	(114,743)	(1,443,919)

Net increase (decrease) in share activity	(213,667)	$(2,983,807)	(854,823)	$(10,550,898)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19                      Invesco Income Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2,3]	(06/30/21)	Period[2,4]	Ratio[2]
Class A	$1,000.00	$1,141.30	$8.55	$1,016.81	$8.05	1.61%
Class C	1,000.00	1,136.70	12.50	1,013.09	11.78	2.36
Class R	1,000.00	1,140.50	9.87	1,015.57	9.30	1.86
Class Y	1,000.00	1,143.20	7.23	1,018.05	6.80	1.36
Class R5	1,000.00	1,143.50	6.48	1,018.74	6.11	1.22
Class R6	1,000.00	1,142.90	6.48	1,018.74	6.11	1.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective July 15, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% of average daily net assets, respectively.

The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.10, $9.83, $7.34, $4.86, $4.86 and $4.86 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.16, $9.89, $7.40, $4.91, $4.91 and $4.91 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

20                      Invesco Income Advantage International Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Advantage International Fund’s (formerly, Invesco Global Low Volatility Equity Yield Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Low Volatility Equity Yield Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the multi-factor model employed by the Fund’s portfolio management team was challenged during the one-year period and negatively impacted performance results. The Board noted in particular that the Fund’s low volatility tilt and exposure to small capitalization companies detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that on April 26, 2021, the Board had approved changes to the Fund’s name and investment strategies in connection with the repositioning of the

21                      Invesco Income Advantage International Fund

Fund as “Invesco Income Advantage International Fund.”

C. Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual management fees and total expenses. The Board further noted that on April 26, 2021, the Board had approved a reduction in the Fund’s contractual management fee schedule in connection with the Fund’s repositioning.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22                      Invesco Income Advantage International Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Income Allocation Fund

Nasdaq: A: ALAAX ⬛ C: CLIAX ⬛ R: RLIAX ⬛ Y: ALAYX ⬛ R5: ILAAX ⬛ R6: IIASX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.22%
Class C Shares	4.82
Class R Shares	5.09
Class Y Shares	5.35
Class R5 Shares	5.35
Class R6 Shares	5.35
S&P 500 Index▼ (Broad Market Index)	15.25
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	4.51
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	4.71

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Income Allocation Index is composed of the following indexes: the S&P 500® Index, MSCI EAFE® Index, FTSE NAREIT Equity REITs Index and Bloomberg Barclays U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East and is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg Barclays U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment-grade or below investment-grade.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	5.23%
10 Years	5.27
5 Years	4.35
1 Year	9.28

Class C Shares
Inception (10/31/05)	5.20%
10 Years	5.25
5 Years	4.72
1 Year	13.61

Class R Shares
Inception (10/31/05)	5.34%
10 Years	5.62
5 Years	5.27
1 Year	15.29

Class Y Shares
Inception (10/3/08)	6.76%
10 Years	6.14
5 Years	5.80
1 Year	15.88

Class R5 Shares
Inception (10/31/05)	5.87%
10 Years	6.14
5 Years	5.80
1 Year	15.77

Class R6 Shares
10 Years	5.97%
5 Years	5.72
1 Year	15.78

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                             Invesco Income Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                             Invesco Income Allocation Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–100.56%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/21	06/30/21

Alternative Funds–17.12%
Invesco Global Real Estate Income Fund, Class R6	7.16%	$37,899,642	$928,425	$(4,206,035)	$3,986,775	$218,481	$375,535		4,091,389	$38,827,288

Invesco Master Event-Linked Bond Fund, Class R6	–	8,715,180	223,800	(7,707,255)	90,153	(1,321,878)	214,052		–	–

Invesco Multi-Asset Income Fund, Class R6	9.96%	52,716,176	2,632,643	(1,904,461)	749,023	(119,958)	1,647,899		5,478,564	54,073,423

Total Alternative Funds		99,330,998	3,784,868	(13,817,751)	4,825,951	(1,223,355)	2,237,486			92,900,711

Domestic Equity Funds–16.98%
Invesco Dividend Income Fund, Class R6	5.71%	31,006,688	1,622,146	(5,017,856)	2,308,613	1,056,358	355,290		1,211,418	30,975,949

Invesco S&P 500® Enhanced Value ETF	5.01%	27,351,948	1,123,760	(7,497,738)	5,601,133	599,752	298,160		645,692	27,178,855

Invesco S&P 500® High Dividend Low Volatility ETF(b)	6.26%	33,071,377	1,307,621	(5,876,759)	5,558,512	(106,544)	642,571		770,286	33,954,207

Total Domestic Equity Funds		91,430,013	4,053,527	(18,392,353)	13,468,258	1,549,566	1,296,021			92,109,011

Fixed Income Funds–58.62%
Invesco Core Plus Bond Fund, Class R6	12.48%	79,748,854	4,699,216	(15,635,827)	(958,552)	(149,116)	791,615		5,991,555	67,704,575

Invesco Corporate Bond Fund, Class R6	2.50%	19,031,740	1,176,249	(6,378,978)	(507,311)	246,842	254,198		1,715,366	13,568,542

Invesco Fundamental High Yield® Corporate Bond ETF	6.72%	18,321,364	18,023,437	(103,860)	221,551	106	476,462		1,866,049	36,462,598

Invesco Income Fund, Class R6(c)	5.99%	43,884,352	1,292,729	(13,581,435)	64,334	858,646	640,086		4,071,525	32,490,770

Invesco International Bond Fund, Class R6(c)	5.47%	27,590,974	5,275,725	(910,389)	(2,187,158)	11,610	330,928		5,526,766	29,678,732

Invesco Master Loan Fund, Class R6	8.99%	43,705,647	5,281,104	(1,295,878)	1,083,737	20,423	892,081		3,075,563	48,795,033

Invesco Taxable Municipal Bond ETF	11.98%	43,770,229	22,009,741	(956,038)	192,782	1,586	715,257		1,959,563	65,018,300

Invesco Variable Rate Preferred ETF(b)	4.49%	26,092,673	2,825,276	(4,876,834)	298,104	37,751	543,850		926,881	24,376,970

Total Fixed Income Funds		302,145,833	60,583,477	(43,739,239)	(1,792,513)	1,027,848	4,644,477			318,095,520

Foreign Equity Funds–6.94%
Invesco S&P International Developed Low Volatility ETF	6.94%	31,484,312	6,237,574	(1,068,666)	1,052,974	(27,213)	510,766		1,218,990	37,678,981

Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.31%	902,480	30,187,112	(29,381,655)	–	–	131		1,707,936	1,707,937

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.23%	727,670	21,506,915	(21,007,665)	–	74	69		1,226,504	1,226,994

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.36%	1,031,406	34,499,557	(33,579,036)	–	–	53		1,951,927	1,951,927

Total Money Market Funds		2,661,556	86,193,584	(83,968,356)	–	74	253			4,886,858
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $489,995,806)	100.56%	527,052,712	160,853,030	(160,986,365)	17,554,670	1,326,920	8,689,003			545,671,081

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Private Government Fund, 0.02%(d)(e)	0.13%	1,328,312	74,808,234	(75,451,237)	–	–	229	(f)	685,309	685,309

Invesco Private Prime Fund, 0.12%(d)(e)	0.29%	1,992,468	105,303,322	(105,696,870)	–	134	3,620	(f)	1,598,415	1,599,054

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,284,363)	0.42%	3,320,780	180,111,556	(181,148,107)	–	134	3,849			2,284,363

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $492,280,169)	100.98%	$530,373,492	$340,964,586	$(342,134,472)	$17,554,670	$1,327,054 (g)	$8,692,852	(g)		$547,955,444

OTHER ASSETS LESS LIABILITIES	(0.98)%									(5,315,914)

NET ASSETS	100.00%									$542,639,530

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Income Allocation Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Fixed Income Funds	58.05%

Equity Funds	23.69

Alternative Funds	16.95

Money Market Funds	1.31

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in affiliated underlying funds, at value (Cost $492,280,169)*	$547,955,444

Receivable for:
Investments sold - affiliated underlying funds	1,252,826

Dividends - affiliated underlying funds	466,969

Fund shares sold	567,788

Investment for trustee deferred compensation and retirement plans	48,964

Other assets	60,475

Total assets	550,352,466

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	3,824,892

Fund shares reacquired	1,225,347

Collateral upon return of securities loaned	2,284,363

Accrued fees to affiliates	255,552

Accrued other operating expenses	64,858

Trustee deferred compensation and retirement plans	57,924

Total liabilities	7,712,936

Net assets applicable to shares outstanding	$542,639,530

Net assets consist of:

Shares of beneficial interest	$514,301,538

Distributable earnings	28,337,992

$542,639,530

Net Assets:

Class A	$438,243,069

Class C	$50,930,557

Class R	$5,159,271

Class Y	$48,001,890

Class R5	$294,437

Class R6	$10,306

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	37,238,969

Class C	4,322,456

Class R	438,096

Class Y	4,079,338

Class R5	25,016

Class R6	876

Class A:
Net asset value per share	$11.77

Maximum offering price per share (Net asset value of $11.77 ÷ 94.50%)	$12.46

Class C:
Net asset value and offering price per share	$11.78

Class R:
Net asset value and offering price per share	$11.78

Class Y:
Net asset value and offering price per share	$11.77

Class R5:
Net asset value and offering price per share	$11.77

Class R6:
Net asset value and offering price per share	$11.76

*	At June 30, 2021, securities with an aggregate value of $2,241,528 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $72,417)	$8,410,491

Expenses:
Administrative services fees	38,781

Custodian fees	2,298

Distribution fees:
Class A	526,166

Class C	267,009

Class R	12,979

Transfer agent fees – A, C, R and Y	313,563

Transfer agent fees – R5	151

Transfer agent fees – R6	5

Trustees’ and officers’ fees and benefits	11,263

Registration and filing fees	55,775

Reports to shareholders	33,630

Professional services fees	18,157

Other	10,078

Total expenses	1,289,855

Less: Fees waived and/or expenses reimbursed	(483,701)

Net expenses	806,154

Net investment income	7,604,337

Realized and unrealized gain from:
Net realized gain from affiliated underlying fund shares	1,677,983

Change in net unrealized appreciation of affiliated underlying fund shares	17,554,670

Net realized and unrealized gain	19,232,653

Net increase in net assets resulting from operations	$26,836,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30,	December 31,
	2021	2020

Operations:
Net investment income	$7,604,337	$19,086,996

Net realized gain (loss)	1,677,983	(18,441,132)

Change in net unrealized appreciation	17,554,670	4,554,641

Net increase in net assets resulting from operations	26,836,990	5,200,505

Distributions to shareholders from distributable earnings:
Class A	(6,924,810)	(17,233,903)

Class C	(675,046)	(2,343,323)

Class R	(79,448)	(228,781)

Class Y	(836,991)	(2,459,711)

Class R5	(5,309)	(51,483)

Class R6	(178)	(1,767)

Total distributions from distributable earnings	(8,521,782)	(22,318,968)

Share transactions–net:
Class A	8,910,900	(8,976,301)

Class C	(8,366,990)	(18,020,034)

Class R	1,657	(1,602,387)

Class Y	(3,063,071)	(17,568,239)

Class R5	(82,353)	(1,212,217)

Class R6	–	(173,604)

Net increase (decrease) in net assets resulting from share transactions	(2,599,857)	(47,552,782)

Net increase (decrease) in net assets	15,715,351	(64,671,245)

Net assets:
Beginning of period	526,924,179	591,595,424

End of period	$542,639,530	$526,924,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Income Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/21	$11.37	$0.17	$0.42	$0.59	$(0.19)	$–	$(0.19)	$11.77	5.22%	$438,243	0.25	%(e)	0.43	%(e)	2.94	%(e)	14%
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25		0.43		3.65		66
Year ended 12/31/19	10.76	0.49	1.12	1.61	(0.53)	(0.24)	(0.77)	11.60	15.19	434,337	0.25		0.44		4.28		14
Year ended 12/31/18	11.70	0.44	(0.96)	(0.52)	(0.42)	–	(0.42)	10.76	(4.53)	323,945	0.25		0.45		3.86		20
Year ended 12/31/17	11.21	0.38	0.50	0.88	(0.39)	–	(0.39)	11.70	7.99	391,850	0.25		0.46		3.32		8
Year ended 12/31/16	10.66	0.40	0.56	0.96	(0.36)	(0.05)	(0.41)	11.21	9.15	372,141	0.25		0.46		3.64		38
Class C
Six months ended 06/30/21	11.38	0.13	0.42	0.55	(0.15)	–	(0.15)	11.78	4.82	50,931	1.00	(e)	1.18	(e)	2.19	(e)	14
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00		1.18		2.90		66
Year ended 12/31/19	10.78	0.41	1.10	1.51	(0.44)	(0.24)	(0.68)	11.61	14.22	78,374	1.00		1.19		3.53		14
Year ended 12/31/18	11.71	0.35	(0.94)	(0.59)	(0.34)	–	(0.34)	10.78	(5.15)	110,370	1.00		1.20		3.11		20
Year ended 12/31/17	11.22	0.30	0.50	0.80	(0.31)	–	(0.31)	11.71	7.18	147,051	1.00		1.21		2.57		8
Year ended 12/31/16	10.67	0.32	0.56	0.88	(0.28)	(0.05)	(0.33)	11.22	8.33	125,281	1.00		1.21		2.89		38
Class R
Six months ended 06/30/21	11.38	0.15	0.42	0.57	(0.17)	–	(0.17)	11.78	5.09	5,159	0.50	(e)	0.68	(e)	2.69	(e)	14
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50		0.68		3.40		66
Year ended 12/31/19	10.77	0.46	1.11	1.57	(0.50)	(0.24)	(0.74)	11.60	14.80	6,847	0.50		0.69		4.03		14
Year ended 12/31/18	11.70	0.40	(0.94)	(0.54)	(0.39)	–	(0.39)	10.77	(4.68)	8,601	0.50		0.70		3.61		20
Year ended 12/31/17	11.22	0.35	0.49	0.84	(0.36)	–	(0.36)	11.70	7.63	6,949	0.50		0.71		3.07		8
Year ended 12/31/16	10.67	0.37	0.56	0.93	(0.33)	(0.05)	(0.38)	11.22	8.87	5,016	0.50		0.71		3.39		38
Class Y
Six months ended 06/30/21	11.37	0.18	0.42	0.60	(0.20)	–	(0.20)	11.77	5.35	48,002	0.00	(e)	0.18	(e)	3.19	(e)	14
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00		0.18		3.90		66
Year ended 12/31/19	10.76	0.52	1.11	1.63	(0.55)	(0.24)	(0.79)	11.60	15.48	70,139	0.00		0.19		4.53		14
Year ended 12/31/18	11.70	0.47	(0.96)	(0.49)	(0.45)	–	(0.45)	10.76	(4.29)	57,009	0.00		0.20		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	76,898	0.00		0.21		3.57		8
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	35,002	0.00		0.21		3.89		38
Class R5
Six months ended 06/30/21	11.37	0.18	0.42	0.60	(0.20)	–	(0.20)	11.77	5.35	294	0.00	(e)	0.16	(e)	3.19	(e)	14
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00		0.16		3.90		66
Year ended 12/31/19	10.77	0.52	1.10	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	1,712	0.00		0.16		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	1,807	0.00		0.18		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	2,105	0.00		0.20		3.57		8
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	825	0.00		0.18		3.89		38
Class R6
Six months ended 06/30/21	11.36	0.18	0.42	0.60	(0.20)	–	(0.20)	11.76	5.35	10	0.00	(e)	0.16	(e)	3.19	(e)	14
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00		0.14		3.90		66
Year ended 12/31/19	10.77	0.53	1.09	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	187	0.00		0.13		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	145	0.00		0.15		4.11		20
Period ended 12/31/17(f)	11.42	0.31	0.28	0.59	(0.31)	–	(0.31)	11.70	5.25	10	0.00	(g)	0.17	(g)	3.57	(g)	8

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.51%, 0.51%, 0.52%, 0.56%, 0.54% and 0.58% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $424,421, $53,844, $5,235, $47,601, $304 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of April 04, 2017.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Income Allocation Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11                             Invesco Income Allocation Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

I.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

12                             Invesco Income Allocation Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2022, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the six months ended June 30, 2021, the Adviser reimbursed fund level expenses of $169,982 and reimbursed class level expenses of $250,584, $31,785, $3,091, $28,103, $151 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $30,899 in front-end sales commissions from the sale of Class A shares and $21,438 and $761 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$540,784,223	$–	$–	$540,784,223
Money Market Funds	4,886,858	2,284,363	–	7,171,221
Total Investments	$545,671,081	$2,284,363	$–	$547,955,444

13                             Invesco Income Allocation Fund

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,686,559	$11,429,503	$17,116,062

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $74,659,446 and $771,018,009, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$43,911,808

Aggregate unrealized (depreciation) of investments	–

Net unrealized appreciation of investments	$43,911,808

Cost of investments for tax purposes is $504,043,636.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	4,650,050	$53,871,737	10,661,132	$115,770,513

Class C	115,784	1,345,144	1,320,398	14,501,896

Class R	83,207	960,608	130,524	1,409,579

Class Y	719,725	8,320,326	1,737,651	19,273,026

Class R5	4,756	54,958	37,815	420,649

Class R6	-	-	253	2,974

Issued as reinvestment of dividends:
Class A	492,212	5,700,460	1,339,276	14,335,296

Class C	47,279	548,094	179,027	1,916,020

Class R	6,851	79,386	21,364	228,449

Class Y	46,687	540,649	158,928	1,696,682

Class R5	439	5,076	4,841	50,923

Class R6	-	-	115	1,339

14                             Invesco Income Allocation Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	160,954	$1,862,598	527,533	$5,814,811

Class C	(160,711)	(1,862,598)	(526,730)	(5,814,811)

Reacquired:
Class A	(4,541,328)	(52,523,895)	(13,502,917)	(144,896,921)

Class C	(725,494)	(8,397,630)	(2,676,938)	(28,623,139)

Class R	(89,284)	(1,038,337)	(304,614)	(3,240,415)

Class Y	(1,035,711)	(11,924,046)	(3,596,627)	(38,537,947)

Class R5	(12,433)	(142,387)	(157,973)	(1,683,789)

Class R6	-	-	(15,618)	(177,917)

Net increase (decrease) in share activity	(237,017)	$(2,599,857)	(4,662,560)	$(47,552,782)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                             Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,052.20	$1.27	$1,023.55	$1.25	0.25%
Class C	1,000.00	1,048.20	5.08	1,019.84	5.01	1.00
Class R	1,000.00	1,050.90	2.54	1,022.32	2.51	0.50
Class Y	1,000.00	1,053.50	0.00	1,024.79	0.00	0.00
Class R5	1,000.00	1,053.50	0.00	1,024.79	0.00	0.00
Class R6	1,000.00	1,053.50	0.00	1,024.79	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                             Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Income Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s allocation to U.S. large-cap equities with value and low volatility factor tilts, and alternatives, including global real estate, through investments in underlying funds detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any

17                             Invesco Income Allocation Fund

advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

18                             Invesco Income Allocation Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco International Diversified Fund
Nasdaq:
A: OIDAX ∎ C: OIDCX ∎ R: OIDNX ∎ Y: OIDYX ∎ R5: INDFX ∎ R6: OIDIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.71%
Class C Shares	5.36
Class R Shares	5.59
Class Y Shares	5.86
Class R5 Shares	5.95
Class R6 Shares	5.96
MSCI ACWI ex USA Index▼	9.16

Source(s): ▼RIMES Technologies Corp.

The MSCI ACWI ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Diversified Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges
Class A Shares
Inception (9/27/05)	7.29%
10 Years	7.22
5 Years	11.41
1 Year	26.96

Class C Shares
Inception (9/27/05)	7.27%
10 Years	7.19
5 Years	11.83
1 Year	32.39

Class R Shares
Inception (9/27/05)	7.37%
10 Years	7.54
5 Years	12.39
1 Year	34.01

Class Y Shares
Inception (9/27/05)	7.99%
10 Years	8.10
5 Years	12.98
1 Year	34.70

Class R5 Shares
10 Years	7.92%
5 Years	12.86
1 Year	34.96

Class R6 Shares
Inception (8/28/12)	10.62%
5 Years	13.15
1 Year	34.90

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Diversified Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Diversified Fund. The Fund was subsequently renamed the Invesco International Diversified Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco International Diversified Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco International Diversified Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco International Diversified Fund

Schedule of Investments in Affiliated Issuers–99.06%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21
Foreign Equity Funds–99.06%
Invesco Developing Markets Fund, Class R6	27.35%	$1,160,417,693	$151,370,081	$(100,677,230)	$57,333,713	$17,316,407	$–	22,573,045	$1,285,760,664
Invesco International Equity Fund, Class R6	24.73%	1,159,740,497	41,106,703	(82,729,106)	33,046,228	11,299,487	–	43,883,118	1,162,463,809
Invesco International Small-Mid Company Fund, Class R6	27.22%	1,164,625,319	148,633,000	(110,967,465)	75,998,876	1,096,462	–	21,761,970	1,279,386,192
Invesco Oppenheimer International Growth Fund, Class R6	19.76%	1,157,725,738	13,406,603	(318,762,598)	33,330,164	43,094,711	–	18,501,885	928,794,618
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,721,354,403)	99.06%	$4,642,509,247	$354,516,387	$(613,136,399)	$199,708,981	$72,807,067	$–		$4,656,405,283
OTHER ASSETS LESS LIABILITIES	0.94%								44,026,811
NET ASSETS	100.00%								$4,700,432,094

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

Portfolio Composition

% of total investments as of June 30, 2021

Invesco Developing Markets Fund, Class R6	27.61%
Invesco International Small-Mid Company Fund, Class R6	27.48
Invesco International Equity Fund, Class R6	24.96
Invesco Oppenheimer International Growth Fund, Class R6	19.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco International Diversified Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at value (Cost $2,721,354,403)	$4,656,405,283
Cash	12,840,812
Receivable for:
Investments sold	58,481,686
Fund shares sold	2,207,183
Interest	60
Investment for trustee deferred compensation and retirement plans	196,608
Other assets	114,645
Total assets	4,730,246,277

Liabilities:
Payable for:
Investments purchased	20,486,192
Fund shares reacquired	6,772,689
Accrued fees to affiliates	1,682,311
Accrued trustees’ and officers’ fees and benefits	20,296
Accrued other operating expenses	627,695
Trustee deferred compensation and retirement plans	225,000
Total liabilities	29,814,183
Net assets applicable to shares outstanding	$4,700,432,094

Net assets consist of:
Shares of beneficial interest	$2,623,333,114
Distributable earnings	2,077,098,980
$4,700,432,094

Net Assets:
Class A	$1,425,663,423
Class C	$190,662,773
Class R	$191,305,276
Class Y	$2,005,185,749
Class R5	$11,633
Class R6	$887,603,240

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	60,180,851
Class C	8,434,364
Class R	8,228,043
Class Y	83,425,732
Class R5	488
Class R6	36,715,152
Class A:
Net asset value per share	$23.69
Maximum offering price per share (Net asset value of $23.69 ÷ 94.50%)	$25.07
Class C:
Net asset value and offering price per share	$22.61
Class R:
Net asset value and offering price per share	$23.25
Class Y:
Net asset value and offering price per share	$24.04
Class R5:
Net asset value and offering price per share	$23.84
Class R6:
Net asset value and offering price per share	$24.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco International Diversified Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Expenses:
Custodian fees	$11,079

Distribution fees:
Class A	1,737,794

Class C	997,035

Class R	478,659

Transfer agent fees – A, C, R and Y	3,162,073

Transfer agent fees – R5	2

Transfer agent fees – R6	49,114

Trustees’ and officers’ fees and benefits	28,317

Registration and filing fees	73,011

Reports to shareholders	181,000

Professional services fees	32,532

Taxes	438

Other	35,619

Total expenses	6,786,673

Less: Expense offset arrangement(s)	(1,525)

Net expenses	6,785,148

Net investment income (loss)	(6,785,148)

Realized and unrealized gain from:
Affiliated underlying fund shares	72,807,067

Change in net unrealized appreciation of affiliated underlying fund shares	199,708,981

Net realized and unrealized gain	272,516,048

Net increase in net assets resulting from operations	$265,730,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco International Diversified Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(6,785,148)	$4,102,041

Net realized gain	72,807,067	164,792,898

Change in net unrealized appreciation	199,708,981	562,462,953

Net increase in net assets resulting from operations	265,730,900	731,357,892

Distributions to shareholders from distributable earnings:
Class A	–	(15,800,859)

Class C	–	(3,365,026)

Class R	–	(2,464,869)

Class Y	–	(25,924,974)

Class R5	–	(193)

Class R6	–	(11,897,497)

Total distributions from distributable earnings	–	(59,453,418)

Share transactions–net:
Class A	(56,111,713)	(102,008,137)

Class C	(31,066,820)	(103,115,139)

Class R	(15,380,202)	(21,704,429)

Class Y	(130,252,474)	(572,805,316)

Class R5	(13,300)	2,640

Class R6	(5,772,164)	(104,037,662)

Net increase (decrease) in net assets resulting from share transactions	(238,596,673)	(903,668,043)

Net increase (decrease) in net assets	27,134,227	(231,763,569)

Net assets:
Beginning of period	4,673,297,867	4,905,061,436

End of period	$4,700,432,094	$4,673,297,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco International Diversified Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$22.41	$(0.05)	$1.33	$1.28	$–	$–	$–	$23.69	5.71%	$1,425,663	0.43	%(f)	0.43	%(f)	(0.43	)%(f)	8%
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44		0.44		(0.04)		12
Eight months ended 12/31/19	18.00	0.14	1.14	1.28	(0.18)	(0.22)	(0.40)	18.88	7.16	1,279,901	0.44	(g)	0.44	(g)	1.16	(g)	5
Year ended 04/30/19	18.47	0.13	(0.47)	(0.34)	(0.13)	–	(0.13)	18.00	(1.73)	1,226,049	0.45		0.45		0.76		7
Year ended 04/30/18	15.75	0.08	2.71	2.79	(0.07)	–	(0.07)	18.47	17.73	1,406,336	0.47		0.48		0.48		30
Year ended 04/30/17	14.01	0.10	1.70	1.80	(0.06)	–	(0.06)	15.75	12.89	1,302,414	0.62		0.62		0.72		16
Year ended 04/30/16(h)	14.96	0.07	(0.89)	(0.82)	(0.13)	–	(0.13)	14.01	(5.45)	1,343,636	0.65		0.65		0.52		3
Class C
Six months ended 06/30/21	21.46	(0.13)	1.28	1.15	–	–	–	22.61	5.36	190,663	1.18	(f)	1.18	(f)	(1.18	)(f)	8
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19		1.19		(0.79)		12
Eight months ended 12/31/19	17.48	0.05	1.11	1.16	(0.18)	(0.22)	(0.40)	18.24	6.68	282,376	1.19	(g)	1.19	(g)	0.40	(g)	5
Year ended 04/30/19	17.92	0.00	(0.44)	(0.44)	–	–	–	17.48	(2.46)	417,155	1.20		1.20		0.01		7
Year ended 04/30/18	15.34	(0.05)	2.63	2.58	–	–	–	17.92	16.82	480,204	1.22		1.23		(0.27)		30
Year ended 04/30/17	13.69	(0.01)	1.66	1.65	–	–	–	15.34	12.05	394,497	1.37		1.37		(0.04)		16
Year ended 04/30/16(h)	14.62	(0.03)	(0.87)	(0.90)	(0.03)	–	(0.03)	13.69	(6.19)	428,917	1.40		1.40		(0.24)		3
Class R
Six months ended 06/30/21	22.02	(0.08)	1.31	1.23	–	–	–	23.25	5.59	191,305	0.68	(f)	0.68	(f)	(0.68	)(f)	8
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69		0.69		(0.29)		12
Eight months ended 12/31/19	17.77	0.11	1.13	1.24	(0.18)	(0.22)	(0.40)	18.61	7.03	187,607	0.69	(g)	0.69	(g)	0.90	(g)	5
Year ended 04/30/19	18.23	0.09	(0.46)	(0.37)	(0.09)	–	(0.09)	17.77	(1.96)	200,643	0.70		0.70		0.51		7
Year ended 04/30/18	15.56	0.04	2.66	2.70	(0.03)	–	(0.03)	18.23	17.38	215,588	0.72		0.73		0.23		30
Year ended 04/30/17	13.84	0.07	1.68	1.75	(0.03)	–	(0.03)	15.56	12.64	180,808	0.87		0.87		0.47		16
Year ended 04/30/16(h)	14.78	0.04	(0.89)	(0.85)	(0.09)	–	(0.09)	13.84	(5.73)	165,915	0.90		0.90		0.26		3
Class Y
Six months ended 06/30/21	22.71	(0.02)	1.35	1.33	–	–	–	24.04	5.86	2,005,186	0.18	(f)	0.18	(f)	(0.18	)(f)	8
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19		0.19		0.21		12
Eight months ended 12/31/19	18.17	0.17	1.16	1.33	(0.18)	(0.22)	(0.40)	19.10	7.37	2,349,592	0.17	(g)	0.19	(g)	1.43	(g)	5
Year ended 04/30/19	18.65	0.18	(0.48)	(0.30)	(0.18)	–	(0.18)	18.17	(1.41)	2,386,585	0.16		0.20		1.05		7
Year ended 04/30/18	15.91	0.13	2.73	2.86	(0.12)	–	(0.12)	18.65	18.00	1,968,444	0.22		0.23		0.73		30
Year ended 04/30/17	14.16	0.15	1.70	1.85	(0.10)	–	(0.10)	15.91	13.16	825,180	0.37		0.37		1.00		16
Year ended 04/30/16(h)	15.13	0.11	(0.91)	(0.80)	(0.17)	–	(0.17)	14.16	(5.27)	542,294	0.40		0.40		0.77		3
Class R5
Six months ended 06/30/21	22.50	(0.00)	1.34	1.34	–	–	–	23.84	5.95	12	0.02	(f)	0.02	(f)	(0.02	)(f)	8
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05		0.05		0.35		12
Period ended 12/31/19(i)	17.05	0.16	2.12	2.28	(0.18)	(0.22)	(0.40)	18.93	13.42	11	0.07	(g)	0.07	(g)	1.52	(g)	5
Class R6
Six months ended 06/30/21	22.82	(0.00)	1.36	1.36	–	–	–	24.18	5.96	887,603	0.02	(f)	0.02	(f)	(0.02	)(f)	8
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04		0.04		0.36		12
Eight months ended 12/31/19	18.23	0.19	1.17	1.36	(0.18)	(0.22)	(0.40)	19.19	7.51	805,573	0.03	(g)	0.03	(g)	1.57	(g)	5
Year ended 04/30/19	18.73	0.20	(0.49)	(0.29)	(0.21)	–	(0.21)	18.23	(1.37)	734,849	0.04		0.04		1.17		7
Year ended 04/30/18	15.96	0.16	2.75	2.91	(0.14)	–	(0.14)	18.73	18.28	461,321	0.05		0.05		0.90		30
Year ended 04/30/17	14.20	0.17	1.71	1.88	(0.12)	–	(0.12)	15.96	13.39	197,537	0.18		0.18		1.15		16
Year ended 04/30/16(h)	15.17	0.14	(0.91)	(0.77)	(0.20)	–	(0.20)	14.20	(5.07)	124,159	0.21		0.21		0.99		3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.81% for the six months ended June 30, 2021 and for the year ended December 31, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.80%, 0.83%, 0.83%, 0.70% and 0.61% for the eight months ended December 31, 2019, and the years ended April 30, 2019, 2018, 2017 and 2016, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco International Allocation Fund into the Fund.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,417,918, $201,060, $193,050, $2,027,713, $24 and $877,399 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was April 29, 2016.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco International Diversified Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income

10                      Invesco International Diversified Fund

received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.81% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.29%, 2.04%, 1.54%, 0.99%, 0.91% and 0.88%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

11                      Invesco International Diversified Fund

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $65,390 in front-end sales commissions from the sale of Class A shares and $7,934 and $4,122 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

    GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,525.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

12                      Invesco International Diversified Fund

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$398,006	$34,578,720	$34,976,726

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $354,516,387 and $613,136,399, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,851,061,337

Aggregate unrealized (depreciation) of investments	–

Net unrealized appreciation of investments	$1,851,061,337

Cost of investments for tax purposes is $2,805,343,946.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,620,023	$60,434,830	5,904,740	$106,733,824

Class C	488,919	10,786,858	994,567	17,706,059

Class R	523,188	11,844,735	1,643,702	29,400,960

Class Y	7,703,244	179,948,189	20,659,967	377,200,357

Class R6	4,217,378	99,287,297	9,700,827	176,892,445

Issued as reinvestment of dividends:
Class A	-	-	914,079	14,588,913

Class C	-	-	200,786	3,084,069

Class R	-	-	156,260	2,454,893

Class Y	-	-	1,284,479	21,057,867

Class R6	-	-	679,766	11,472,162

Automatic conversion of Class C shares to Class A shares:
Class A	806,127	18,654,040	2,661,976	53,645,081

Class C	(843,147)	(18,654,040)	(2,773,156)	(53,645,081)

Issued in connection with acquisitions:(b)
Class A	-	-	4,474,858	70,953,506

Class C	-	-	337,421	5,148,589

Class R	-	-	178,785	2,790,224

Class Y	-	-	340,734	5,470,330

Class R5	-	-	1,946	30,967

Class R6	-	-	71,883	1,160,426

Reacquired:
Class A	(5,855,016)	(135,200,583)	(19,120,675)	(347,929,461)

Class C	(1,051,984)	(23,199,638)	(4,403,551)	(75,408,775)

Class R	(1,199,855)	(27,224,937)	(3,155,072)	(56,350,506)

Class Y	(13,220,468)	(310,200,663)	(56,359,109)	(976,533,870)

Class R5	(560)	(13,300)	(1,485)	(28,327)

Class R6	(4,435,638)	(105,059,461)	(15,494,621)	(293,562,695)

Net increase (decrease) in share activity	(10,247,789)	$(238,596,673)	(51,100,893)	$(903,668,043)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                      Invesco International Diversified Fund

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco International Allocation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 5,405,627 shares of the Fund for 9,055,913 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $85,554,042, including $(19,010,969) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $3,633,326,283 and $3,718,880,324 immediately after the acquisition.

    The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$4,071,296

Net realized/unrealized gains	703,142,024

Change in net assets resulting from operations	$707,213,320

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

14                      Invesco International Diversified Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,057.10	$2.19	$1,022.66	$2.16	0.43%
Class C	1,000.00	1,053.60	6.01	1,018.94	5.91	1.18
Class R	1,000.00	1,055.90	3.47	1,021.42	3.41	0.68
Class Y	1,000.00	1,058.60	0.92	1,023.90	0.90	0.18
Class R5	1,000.00	1,059.50	0.10	1,024.70	0.10	0.02
Class R6	1,000.00	1,059.60	0.10	1,024.70	0.10	0.02

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                      Invesco International Diversified Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Diversified Fund’s (formerly, Invesco Oppenheimer International Diversified Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex USA® Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund is a fund of funds that invests primarily in four underlying affiliated funds, and discussed how the performance of the underlying funds contributed to or detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

16                      Invesco International Diversified Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco

Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

17                      Invesco International Diversified Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-IDIV-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ∎ C: OPMCX ∎ R: OPMNX ∎ Y: OPMYX ∎ R5: MSMJX ∎ R6: OPMIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.77%
Class C Shares	15.35
Class R Shares	15.64
Class Y Shares	15.92
Class R5 Shares	15.99
Class R6 Shares	16.03
Russell Midcap Index▼	16.25

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Main Street Mid Cap Fund®

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges
Class A Shares
Inception (8/2/99)	10.34%
10 Years	10.21
5 Years	11.19
1 Year	34.66

Class C Shares
Inception (8/2/99)	10.33%
10 Years	10.17
5 Years	11.62
1 Year	40.41

Class R Shares
Inception (3/1/01)	9.23%
10 Years	10.55
5 Years	12.18
1 Year	42.14

Class Y Shares
Inception (8/2/99)	11.02%
10 Years	11.15
5 Years	12.74
1 Year	42.91

Class R5 Shares
10 Years	10.92%
5 Years	12.64
1 Year	43.06

Class R6 Shares
Inception (10/26/12)	12.96%
5 Years	12.94
1 Year	43.12

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Mid Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Mid Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Mid Cap Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Main Street Mid Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Main Street Mid Cap Fund®

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.74%
Aerospace & Defense–0.70%
Curtiss-Wright Corp.	179,816	$21,354,948

Apparel Retail–1.43%
Ross Stores, Inc.	351,218	43,551,032

Apparel, Accessories & Luxury Goods–1.08%
Tapestry, Inc.(b)	753,847	32,777,268

Application Software–7.12%
Aspen Technology, Inc.(b)(c)	140,332	19,301,263

Citrix Systems, Inc.	277,784	32,575,730

Manhattan Associates, Inc.(b)	315,816	45,742,789

Paylocity Holding Corp.(b)	179,717	34,290,004

Q2 Holdings, Inc.(b)(c)	228,469	23,436,350

Synopsys, Inc.(b)	222,839	61,456,768

		216,802,904

Asset Management & Custody Banks–0.75%
Northern Trust Corp.	197,206	22,800,958

Auto Parts & Equipment–1.02%
Visteon Corp.(b)	256,579	31,030,664

Automotive Retail–2.77%
CarMax, Inc.(b)(c)	302,477	39,064,905

O’Reilly Automotive, Inc.(b)	79,801	45,184,124

		84,249,029

Biotechnology–1.75%
Neurocrine Biosciences, Inc.(b)	280,004	27,249,989

Seagen, Inc.(b)	163,790	25,859,165

		53,109,154

Building Products–1.63%
Trane Technologies PLC	269,838	49,687,969

Cable & Satellite–1.72%
Liberty Broadband Corp., Class C(b)	301,754	52,402,600

Construction Materials–1.81%
Vulcan Materials Co.	316,416	55,078,533

Data Processing & Outsourced Services–1.84%
Fiserv, Inc.(b)	523,650	55,972,948

Distillers & Vintners–1.61%
Constellation Brands, Inc., Class A	209,862	49,084,623

Diversified Chemicals–1.07%
Eastman Chemical Co.	279,233	32,600,453

Drug Retail–0.49%
Walgreens Boots Alliance, Inc.	285,217	15,005,266

Electric Utilities–0.81%
American Electric Power Co., Inc.	289,719	24,507,330

Electrical Components & Equipment–3.39%
Hubbell, Inc.	258,017	48,207,896

	Shares	Value

Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.(c)	192,271	$54,993,352

		103,201,248

Electronic Equipment & Instruments–1.88%
Keysight Technologies, Inc.(b)	371,462	57,357,447

Environmental & Facilities Services–1.44%
Republic Services, Inc.	398,419	43,830,074

Financial Exchanges & Data–1.45%
Intercontinental Exchange, Inc.	371,475	44,094,082

Food Distributors–1.38%
Sysco Corp.	538,615	41,877,316

Gas Utilities–2.02%
Atmos Energy Corp.	445,721	42,838,245

Southwest Gas Holdings, Inc.	282,063	18,669,750

		61,507,995

General Merchandise Stores–1.05%
Dollar General Corp.	147,693	31,959,288

Health Care Equipment–4.11%
Boston Scientific Corp.(b)	653,952	27,962,988

Edwards Lifesciences Corp.(b)	175,785	18,206,053

Hill-Rom Holdings, Inc.	283,192	32,167,779

Teleflex, Inc.	116,222	46,696,837

		125,033,657

Health Care Facilities–1.00%
HCA Healthcare, Inc.	147,910	30,578,913

Health Care Services–2.20%
Guardant Health, Inc.(b)(c)	166,075	20,624,854

LHC Group, Inc.(b)(c)	231,477	46,355,584

		66,980,438

Health Care Supplies–1.09%
Cooper Cos., Inc. (The)	83,445	33,066,750

Health Care Technology–0.95%
Veeva Systems, Inc., Class A(b)	93,454	29,059,521

Homebuilding–1.62%
D.R. Horton, Inc.	544,924	49,244,782

Hotels, Resorts & Cruise Lines–1.46%
Choice Hotels International, Inc.	191,040	22,707,014

Expedia Group, Inc.(b)	133,338	21,828,764

		44,535,778

Human Resource & Employment Services–1.50%
ASGN, Inc.(b)	300,930	29,169,145

Korn Ferry	225,769	16,379,541

		45,548,686

Hypermarkets & Super Centers–1.13%
BJ’s Wholesale Club Holdings, Inc.(b)	725,091	34,499,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Main Street Mid Cap Fund®

	Shares	Value

Industrial Machinery–4.52%
Evoqua Water Technologies Corp.(b)(c)	1,368,485	$46,227,423

ITT, Inc.	411,732	37,710,534

Stanley Black & Decker, Inc.	261,094	53,521,659

		137,459,616

Industrial REITs–1.31%
Duke Realty Corp.	839,022	39,727,692

Insurance Brokers–1.19%
Arthur J. Gallagher & Co.	259,535	36,355,663

Interactive Home Entertainment–2.57%
Electronic Arts, Inc.	251,650	36,194,820

Zynga, Inc., Class A(b)	3,938,864	41,870,124

		78,064,944

Interactive Media & Services–0.85%
Snap, Inc., Class A(b)(c)	378,741	25,807,412

Internet & Direct Marketing Retail–0.81%
eBay, Inc.	352,593	24,755,555

Investment Banking & Brokerage–1.43%
Raymond James Financial, Inc.	335,843	43,626,006

IT Consulting & Other Services–0.88%
Amdocs Ltd.	346,632	26,815,452

Leisure Products–1.19%
Peloton Interactive, Inc., Class A(b)(c)	292,451	36,269,773

Managed Health Care–0.81%
Humana, Inc.	55,403	24,528,016

Metal & Glass Containers–1.26%
Silgan Holdings, Inc.	920,356	38,194,774

Movies & Entertainment–0.60%
Endeavor Group Holdings, Inc., Class A(b)(c)	655,385	18,160,718

Multi-Utilities–1.00%
CMS Energy Corp.	512,756	30,293,624

Office REITs–1.99%
Alexandria Real Estate Equities, Inc.	332,651	60,522,523

Oil & Gas Equipment & Services–1.60%
Baker Hughes Co., Class A	1,228,820	28,103,114

Schlumberger Ltd.	643,212	20,589,216

		48,692,330

Oil & Gas Refining & Marketing–0.63%
Valero Energy Corp.	246,583	19,253,201

Oil & Gas Storage & Transportation–0.98%
Magellan Midstream Partners L.P.	612,421	29,953,511

Pharmaceuticals–1.34%
Catalent, Inc.(b)	376,476	40,704,585

Property & Casualty Insurance–0.91%
Progressive Corp. (The)	283,132	27,806,394

Regional Banks–3.43%
First Citizens BancShares, Inc., Class A(c)	41,800	34,808,532

	Shares	Value

Regional Banks–(continued)
PNC Financial Services Group, Inc. (The)	151,859	$28,968,623

Webster Financial Corp.	759,408	40,506,823

		104,283,978

Research & Consulting Services–2.99%
CACI International, Inc., Class A(b)	243,519	62,126,567

TransUnion	264,092	28,999,943

		91,126,510

Residential REITs–1.27%
American Homes 4 Rent, Class A	995,729	38,684,072

Semiconductor Equipment–3.03%
KLA Corp.	166,872	54,101,571

MKS Instruments, Inc.	213,526	37,996,952

		92,098,523

Semiconductors–1.86%
Analog Devices, Inc.(c)	328,140	56,492,582

Soft Drinks–0.85%
Coca-Cola Europacific Partners PLC (United Kingdom)	435,602	25,839,911

Specialized REITs–1.12%
Lamar Advertising Co., Class A	325,250	33,962,605

Specialty Chemicals–0.94%
PPG Industries, Inc.	168,926	28,678,567

Specialty Stores–1.25%
Tractor Supply Co.	204,907	38,124,996

Thrifts & Mortgage Finance–0.68%
Rocket Cos., Inc., Class A	1,067,548	20,657,054

Trading Companies & Distributors–1.18%
Fastenal Co.(c)	691,008	35,932,416

Total Common Stocks & Other Equity Interests (Cost $2,231,746,228)		3,035,264,487

Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,053,780	2,053,780

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,477,220	1,477,811

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,347,177	2,347,177

Total Money Market Funds (Cost $5,878,768)		5,878,768

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $2,237,624,996)		3,041,143,255

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.54%
Invesco Private Government Fund, 0.02%(d)(e)(f)	23,173,229	23,173,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Main Street Mid Cap Fund®

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	54,049,248	$54,070,869

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,244,097)		77,244,098

TOTAL INVESTMENTS IN SECURITIES–102.47% (Cost $2,314,869,093)		3,118,387,353

OTHER ASSETS LESS LIABILITIES–(2.47)%		(75,260,352)

NET ASSETS–100.00%		$3,043,127,001

Investment Abbreviations:
REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,209,834	$105,807,699	$(107,963,753)	$-	$-	$2,053,780	$1,138
Invesco Liquid Assets Portfolio, Institutional Class	3,005,518	75,576,917	(77,104,925)	301	-	1,477,811	501
Invesco Treasury Portfolio, Institutional Class	4,811,239	120,923,085	(123,387,147)	-	-	2,347,177	454
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,155,116	90,119,243	(69,101,130)	-	-	23,173,229	272	*
Invesco Private Prime Fund	3,232,675	183,042,477	(132,204,630)	1	346	54,070,869	4,646	*
Total	$17,414,382	$575,469,421	$(509,761,585)	$302	$346	$83,122,866	$7,011

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Industrials	17.35%
Information Technology	16.61
Consumer Discretionary	13.68
Health Care	13.26
Financials	9.83
Communication Services	5.74
Real Estate	5.69
Consumer Staples	5.46
Materials	5.08
Utilities	3.83
Energy	3.21
Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 2,231,746,228)*	$3,035,264,487
Investments in affiliated money market funds, at value (Cost $ 83,122,865)	83,122,866
Cash	5,159,204
Receivable for:
Fund shares sold	819,143
Dividends	1,473,897
Investment for trustee deferred compensation and retirement plans	823,731
Other assets	89,108
Total assets	3,126,752,436

Liabilities:
Payable for:
Fund shares reacquired	3,183,801
Collateral upon return of securities loaned	77,244,097
Accrued fees to affiliates	1,805,218
Accrued other operating expenses	518,144
Trustee deferred compensation and retirement plans	874,175
Total liabilities	83,625,435
Net assets applicable to shares outstanding	$3,043,127,001

Net assets consist of:
Shares of beneficial interest	$1,959,639,548
Distributable earnings	1,083,487,453
$3,043,127,001

Net Assets:
Class A	$2,208,264,213
Class C	$100,737,510
Class R	$184,923,287
Class Y	$431,425,365
Class R5	$19,109,905
Class R6	$98,666,721

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	69,309,705
Class C	4,136,660
Class R	6,250,697
Class Y	12,244,226
Class R5	594,797
Class R6	2,799,382
Class A:
Net asset value per share	$31.86
Maximum offering price per share (Net asset value of $31.86 ÷ 94.50%)	$33.71
Class C:
Net asset value and offering price per share	$24.35
Class R:
Net asset value and offering price per share	$29.58
Class Y:
Net asset value and offering price per share	$35.24
Class R5:
Net asset value and offering price per share	$32.13
Class R6:
Net asset value and offering price per share	$35.25

*	At June 30, 2021, securities with an aggregate value of $76,170,392 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Main Street Mid Cap Fund®

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,308)	$17,484,035

Dividends from affiliates (includes securities lending income of $62,675)	64,768

Total investment income	17,548,803

Expenses:
Advisory fees	8,834,823

Administrative services fees	204,495

Custodian fees	5,356

Distribution fees:
Class A	2,549,530

Class C	477,405

Class R	434,573

Transfer agent fees – A, C, R and Y	2,681,281

Transfer agent fees – R5	5,789

Transfer agent fees – R6	19,873

Trustees’ and officers’ fees and benefits	23,719

Registration and filing fees	56,871

Reports to shareholders	114,551

Professional services fees	65,050

Taxes	5,586

Other	22,002

Total expenses	15,500,904

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(29,416)

Net expenses	15,471,488

Net investment income	2,077,315

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	279,760,277

Affiliated investment securities	346

Foreign currencies	3

279,760,626

Change in net unrealized appreciation of:
Unaffiliated investment securities	133,501,644

Affiliated investment securities	302

Foreign currencies	1,252

133,503,198

Net realized and unrealized gain	413,263,824

Net increase in net assets resulting from operations	$415,341,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$2,077,315	$6,122,683

Net realized gain	279,760,626	105,129,365

Change in net unrealized appreciation	133,503,198	232,995,720

Net increase in net assets resulting from operations	415,341,139	344,247,768

Distributions to shareholders from distributable earnings:
Class A	–	(34,589,928)

Class C	–	(3,525,123)

Class R	–	(3,914,464)

Class Y	–	(9,035,832)

Class R5	–	(537)

Class R6	–	(1,554,864)

Total distributions from distributable earnings	–	(52,620,748)

Share transactions–net:
Class A	(37,620,376)	378,528,057

Class C	(3,375,173)	(26,819,659)

Class R	(3,156,895)	5,049,761

Class Y	(24,812,073)	(80,505,132)

Class R5	2,202,068	10,554,570

Class R6	(2,381,624)	12,032,558

Net increase (decrease) in net assets resulting from share transactions	(69,144,073)	298,840,155

Net increase in net assets	346,197,066	590,467,175

Net assets:
Beginning of period	2,696,929,935	2,106,462,760

End of period	$3,043,127,001	$2,696,929,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Main Street Mid Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/21	$27.52	$0.02	$4.32	$4.34	$–	$–	$–	$31.86	15.77%	$2,208,264	1.09	%(e)	1.09	%(e)	0.13	%(e)	33%
Year ended 12/31/20	26.13	0.06	2.06	2.12	–	(0.73)	(0.73)	27.52	9.13 (f)	1,946,102	1.10	(f)	1.11	(f)	0.27	(f)	76
Six months ended 12/31/19	25.18	0.07	2.18	2.25	–	(1.30)	(1.30)	26.13	8.95	1,326,188	1.10	(g)	1.12	(g)	0.51	(g)	27
Year ended 06/30/19	27.59	0.08	0.25	0.33	–	(2.74)	(2.74)	25.18	2.50	1,364,726	1.09		1.09		0.30		59
Year ended 06/30/18	28.59	0.02	2.84	2.86	(0.12)	(3.74)	(3.86)	27.59	10.67	1,383,592	1.09		1.10		0.08		60
Year ended 06/30/17	25.57	0.10	3.72	3.82	(0.23)	(0.57)	(0.80)	28.59	15.17	1,486,121	1.10		1.11		0.37		68
Year ended 06/30/16	30.15	0.11	(1.44)	(1.33)	(0.11)	(3.14)	(3.25)	25.57	(3.80)	1,521,154	1.11		1.11		0.43		87
Class C
Six months ended 06/30/21	21.11	(0.07)	3.31	3.24	–	–	–	24.35	15.35	100,738	1.84	(e)	1.84	(e)	(0.62	)(e)	33
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	–	(0.73)	(0.73)	21.11	8.29	90,764	1.84		1.87		(0.47)		76
Six months ended 12/31/19	20.00	(0.02)	1.73	1.71	–	(1.30)	(1.30)	20.41	8.56	111,246	1.84	(g)	1.88	(g)	(0.23	)(g)	27
Year ended 06/30/19	22.69	(0.09)	0.14	0.05	–	(2.74)	(2.74)	20.00	1.75	123,764	1.84		1.85		(0.46)		59
Year ended 06/30/18	24.22	(0.16)	2.37	2.21	–	(3.74)	(3.74)	22.69	9.84	269,651	1.84		1.85		(0.68)		60
Year ended 06/30/17	21.79	(0.09)	3.17	3.08	(0.08)	(0.57)	(0.65)	24.22	14.32	301,630	1.85		1.86		(0.38)		68
Year ended 06/30/16	26.29	(0.07)	(1.29)	(1.36)	–	(3.14)	(3.14)	21.79	(4.54)	320,353	1.86		1.86		(0.33)		87
Class R
Six months ended 06/30/21	25.58	(0.02)	4.02	4.00	–	–	–	29.58	15.64	184,923	1.34	(e)	1.34	(e)	(0.12	)(e)	33
Year ended 12/31/20	24.41	0.01	1.89	1.90	–	(0.73)	(0.73)	25.58	8.87	163,178	1.34		1.37		0.03		76
Six months ended 12/31/19	23.63	0.03	2.05	2.08	–	(1.30)	(1.30)	24.41	8.81	145,346	1.34	(g)	1.38	(g)	0.27	(g)	27
Year ended 06/30/19	26.13	0.01	0.23	0.24	–	(2.74)	(2.74)	23.63	2.28	152,799	1.34		1.35		0.05		59
Year ended 06/30/18	27.28	(0.05)	2.69	2.64	(0.05)	(3.74)	(3.79)	26.13	10.37	171,923	1.34		1.35		(0.18)		60
Year ended 06/30/17	24.44	0.03	3.55	3.58	(0.17)	(0.57)	(0.74)	27.28	14.88	179,018	1.35		1.36		0.12		68
Year ended 06/30/16	28.97	0.04	(1.40)	(1.36)	(0.03)	(3.14)	(3.17)	24.44	(4.08)	176,639	1.36		1.36		0.17		87
Class Y
Six months ended 06/30/21	30.40	0.06	4.78	4.84	–	–	–	35.24	15.92	431,425	0.84	(e)	0.84	(e)	0.38	(e)	33
Year ended 12/31/20	28.69	0.14	2.30	2.44	–	(0.73)	(0.73)	30.40	9.44	395,290	0.84		0.87		0.53		76
Six months ended 12/31/19	27.49	0.11	2.39	2.50	–	(1.30)	(1.30)	28.69	9.11	458,670	0.84	(g)	0.88	(g)	0.77	(g)	27
Year ended 06/30/19	29.84	0.15	0.30	0.45	(0.06)	(2.74)	(2.80)	27.49	2.73	477,999	0.84		0.85		0.55		59
Year ended 06/30/18	30.62	0.10	3.05	3.15	(0.19)	(3.74)	(3.93)	29.84	10.96	596,309	0.84		0.85		0.32		60
Year ended 06/30/17	27.33	0.18	3.98	4.16	(0.30)	(0.57)	(0.87)	30.62	15.44	637,592	0.85		0.86		0.62		68
Year ended 06/30/16	31.99	0.19	(1.53)	(1.34)	(0.18)	(3.14)	(3.32)	27.33	(3.57)	545,648	0.86		0.86		0.67		87
Class R5
Six months ended 06/30/21	27.70	0.08	4.35	4.43	–	–	–	32.13	15.99	19,110	0.72	(e)	0.72	(e)	0.50	(e)	33
Year ended 12/31/20	26.19	0.16	2.08	2.24	–	(0.73)	(0.73)	27.70	9.58	14,535	0.72		0.72		0.65		76
Six months ended 12/31/19	25.18	0.11	2.20	2.31	–	(1.30)	(1.30)	26.19	9.19	11	0.72	(g)	0.72	(g)	0.88	(g)	27
Period ended 06/30/19(h)	23.91	0.02	1.25	1.27	–	–	–	25.18	5.31	11	0.72	(g)	0.74	(g)	0.66	(g)	59
Class R6
Six months ended 06/30/21	30.38	0.09	4.78	4.87	–	–	–	35.25	16.03	98,667	0.67	(e)	0.69	(e)	0.55	(e)	33
Year ended 12/31/20	28.63	0.18	2.30	2.48	–	(0.73)	(0.73)	30.38	9.60	87,060	0.67		0.69		0.70		76
Six months ended 12/31/19	27.41	0.13	2.39	2.52	–	(1.30)	(1.30)	28.63	9.21	65,001	0.67	(g)	0.69	(g)	0.94	(g)	27
Year ended 06/30/19	29.77	0.20	0.29	0.49	(0.11)	(2.74)	(2.85)	27.41	2.92	123,716	0.67		0.68		0.71		59
Year ended 06/30/18	30.57	0.15	3.03	3.18	(0.24)	(3.74)	(3.98)	29.77	11.11	337,300	0.67		0.67		0.49		60
Year ended 06/30/17	27.28	0.23	3.98	4.21	(0.35)	(0.57)	(0.92)	30.57	15.72	383,913	0.67		0.67		0.79		68
Year ended 06/30/16	31.95	0.24	(1.53)	(1.29)	(0.24)	(3.14)	(3.38)	27.28	(3.43)	377,123	0.67		0.67		0.87		87

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended December 31, 2019 and the years ended June 30, 2019, 2018, 2017 and 2016, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the Fund.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,096,319, $96,272, $175,270, $419,017, $16,903 and $95,962 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco Main Street Mid Cap Fund®

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12                      Invesco Main Street Mid Cap Fund®

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the

13                      Invesco Main Street Mid Cap Fund®

collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective May 15, 2020, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.84%, 1.34%, 0.84%, 072% and 0.67%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. For the period June 1, 2021 through June 30, 2021, the Adviser did not waive and/or reimburse expenses under these expense limits.

14                      Invesco Main Street Mid Cap Fund®

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $6,440 and reimbursed class level expenses of $0, $1,736, $3,168, $7,831, $0 and $8,117 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $77,250 in front-end sales commissions from the sale of Class A shares and $1,121 and $1,265 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2021, the Fund incurred $8,684 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,035,264,487	$ –	$–	$3,035,264,487
Money Market Funds	5,878,768	77,244,098	–	83,122,866
Total Investments	$3,041,143,255	$77,244,098	$–	$3,118,387,353

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,124.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15                      Invesco Main Street Mid Cap Fund®

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$36,197,474	$–	$36,197,474

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $850,538,664 and $1,030,228,913, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$817,015,098

Aggregate unrealized (depreciation) of investments	(27,309,831)

Net unrealized appreciation of investments	$789,705,267

Cost of investments for tax purposes is $2,328,682,086.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,964,577	$59,438,810	3,698,465	$86,124,388

Class C	271,411	6,252,315	665,419	12,047,700

Class R	552,377	15,559,419	1,001,213	21,399,452

Class Y	848,577	28,161,795	3,103,689	77,249,330

Class R5	46,934	1,396,454	49,401	1,192,957

Class R6	532,777	17,788,643	665,398	17,126,585

Issued as reinvestment of dividends:
Class A	-	-	1,663,716	33,404,747

Class C	-	-	223,469	3,456,952

Class R	-	-	209,279	3,911,472

Class Y	-	-	367,016	8,125,743

Class R5	-	-	12	232

Class R6	-	-	69,895	1,544,682

Automatic conversion of Class C shares to Class A shares:
Class A	217,850	6,593,065	1,036,907	26,690,506

Class C	(284,504)	(6,593,065)	(1,347,639)	(26,690,506)

16                      Invesco Main Street Mid Cap Fund®

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Issued in connection with acquisitions:(b)(c)
Class A	2,902,068	$91,827,245	27,899,990	$570,126,566

Class C	306,598	7,425,168	1,278,483	20,135,590

Class R	171,554	5,042,873	1,480,209	28,155,567

Class Y	242,109	8,468,470	1,581,831	35,642,900

Class R5	79,110	2,522,481	572,078	11,736,265

Class R6	32,587	1,139,863	1,083,493	24,374,640

Reacquired:
Class A	(6,493,745)	(195,479,496)	(14,327,992)	(337,818,150)

Class C	(456,186)	(10,459,591)	(1,970,524)	(35,769,395)

Class R	(851,208)	(23,759,187)	(2,266,686)	(48,416,730)

Class Y	(1,851,261)	(61,442,338)	(8,032,240)	(201,523,105)

Class R5	(55,999)	(1,716,867)	(97,157)	(2,374,884)

Class R6	(631,654)	(21,310,130)	(1,223,335)	(31,013,349)

Net increase (decrease) in share activity	(2,456,028)	$(69,144,073)	17,384,390	$298,840,155

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Mid Cap Core Equity Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 33,896,084 shares of the Fund for 51,582,605 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $690,171,528, including $31,812,390 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,532,015,423 and $2,222,186,951 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$14,131,223

Net realized/unrealized gains	160,708,776

Change in net assets resulting from operations	$174,839,999

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

(c)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Endeavor Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,734,026 shares of the Fund for 7,018,765 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $116,426,100, including $20,639,418 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,979,176,587 and $3,095,602,688 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the semi-annual reporting period are as follows:

Net investment income	$1,874,713

Net realized/unrealized gains	429,107,556

Change in net assets resulting from operations	$430,982,269

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

17                      Invesco Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,157.70	$5.83	$1,019.39	$5.46	1.09%
Class C	1,000.00	1,153.50	9.82	1,015.67	9.20	1.84
Class R	1,000.00	1,156.40	7.16	1,018.15	6.71	1.34
Class Y	1,000.00	1,159.20	4.50	1,020.63	4.21	0.84
Class R5	1,000.00	1,159.90	3.86	1,021.22	3.61	0.72
Class R6	1,000.00	1,160.30	3.59	1,021.47	3.36	0.67

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                      Invesco Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Mid Cap Fund®’s (formerly, Invesco Oppenheimer Main Street Mid Cap Fund®) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

19                      Invesco Main Street Mid Cap Fund®

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.

The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                      Invesco Main Street Mid Cap Fund®

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSM-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ∎ C: OSCCX ∎ R: OSCNX ∎ Y: OSCYX ∎ R5: MNSQX ∎ R6: OSSIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.40%

Class C Shares	16.97

Class R Shares	17.22

Class Y Shares	17.55

Class R5 Shares	17.58

Class R6 Shares	17.61

Russell 2000 Index▼	17.54

Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Main Street Small Cap Fund®

Average Annual Total Returns As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (5/17/13)	11.47%
5 Years	14.15
1 Year	49.23
Class C Shares
Inception (5/17/13)	11.37%
5 Years	14.59
1 Year	55.71
Class R Shares
Inception (5/17/13)	11.91%
5 Years	15.14
1 Year	57.47
Class Y Shares
Inception (5/17/13)	12.59%
5 Years	15.78
1 Year	58.25
Class R5 Shares
Inception	12.35%
5 Years	15.63
1 Year	58.51
Class R6 Shares
Inception (5/17/13)	12.72%
5 Years	15.94
1 Year	58.53

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Small Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Small Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Small Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Main Street Small Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.29%
Aerospace & Defense–0.71%
Curtiss-Wright Corp.	91,294	$10,842,075

Air Freight & Logistics–0.62%
Hub Group, Inc., Class A(b)	143,738	9,483,833

Aluminum–1.32%
Kaiser Aluminum Corp.	163,807	20,228,526

Apparel Retail–0.68%
Foot Locker, Inc.	168,251	10,369,309

Apparel, Accessories & Luxury Goods–0.54%
Carter’s, Inc.	80,807	8,336,858

Application Software–6.45%
Bottomline Technologies (DE), Inc.(b)	392,238	14,544,185

Envestnet, Inc.(b)	122,059	9,259,396

Everbridge, Inc.(b)(c)	53,038	7,217,411

J2 Global, Inc.(b)(c)	264,568	36,391,328

Olo, Inc., Class A(b)	262,678	9,821,531

Q2 Holdings, Inc.(b)	209,728	21,513,898

		98,747,749

Asset Management & Custody Banks–2.26%
Federated Hermes, Inc., Class B	416,010	14,106,899

Focus Financial Partners, Inc., Class A(b)	422,681	20,500,029

		34,606,928

Auto Parts & Equipment–2.52%
Dorman Products, Inc.(b)	179,833	18,643,287

Visteon Corp.(b)	164,482	19,892,453

		38,535,740

Automotive Retail–3.46%
AutoNation, Inc.(b)	320,535	30,389,923

Monro, Inc.	355,200	22,558,752

		52,948,675

Biotechnology–1.79%
ADC Therapeutics S.A. (Switzerland)(b)(c)	111,076	2,704,701

Avid Bioservices, Inc.(b)(c)	408,257	10,471,792

Twist Bioscience Corp.(b)	106,445	14,183,796

		27,360,289

Building Products–1.07%
Masonite International Corp.(b)	146,529	16,380,477

Communications Equipment–0.72%
EchoStar Corp., Class A(b)	453,010	11,003,613

Construction & Engineering–1.46%
Comfort Systems USA, Inc.	129,074	10,169,740

Valmont Industries, Inc.	51,633	12,187,970

		22,357,710

	Shares	Value

Construction Machinery & Heavy Trucks–0.51%
Allison Transmission Holdings, Inc.	197,071	$7,831,602

Construction Materials–1.38%
Summit Materials, Inc., Class A(b)	605,109	21,088,049

Data Processing & Outsourced Services–0.41%
Paya Holdings, Inc., Class A(b)	564,942	6,225,661

Diversified Banks–0.93%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	400,368	14,193,046

Diversified Metals & Mining–0.97%
Compass Minerals International, Inc.	249,820	14,804,333

Electrical Components & Equipment–2.34%
Atkore, Inc.(b)	295,813	21,002,723

EnerSys	151,962	14,851,246

		35,853,969

Gas Utilities–3.05%
National Fuel Gas Co.	406,636	21,246,731

Northwest Natural Holding Co.	182,432	9,581,329

Suburban Propane Partners L.P.	1,034,976	15,876,532

		46,704,592

Health Care Equipment–4.84%
AtriCure, Inc.(b)	265,763	21,082,979

CryoPort, Inc.(b)(c)	270,864	17,091,519

Heska Corp.(b)(c)	63,845	14,667,112

Ortho Clinical Diagnostics Holdings PLC(b)	410,098	8,780,198

Tandem Diabetes Care, Inc.(b)	128,031	12,470,219

		74,092,027

Health Care Facilities–1.74%
Tenet Healthcare Corp.(b)	398,935	26,724,656

Health Care Services–3.27%
1Life Healthcare, Inc.(b)(c)	319,754	10,571,067

Addus HomeCare Corp.(b)	185,109	16,148,909

LHC Group, Inc.(b)	116,869	23,404,186

		50,124,162

Health Care Supplies–0.69%
BioLife Solutions, Inc.(b)	238,278	10,605,754

Health Care Technology–1.49%
Inspire Medical Systems, Inc.(b)	118,020	22,808,545

Homebuilding–1.21%
TopBuild Corp.(b)	93,662	18,524,470

Hotel & Resort REITs–0.89%
DiamondRock Hospitality Co.(b)	1,411,039	13,687,078

Household Products–0.84%
Energizer Holdings, Inc.	301,288	12,949,358

Human Resource & Employment Services–4.12%
ASGN, Inc.(b)	304,381	29,503,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Main Street Small Cap Fund®

	Shares	Value

Human Resource & Employment Services–(continued)
Korn Ferry	463,124	$33,599,646

		63,103,297

Hypermarkets & Super Centers–1.43%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	460,105	21,891,796

Industrial Machinery–4.77%
EnPro Industries, Inc.	198,243	19,259,307

Evoqua Water Technologies Corp.(b)	657,230	22,201,229

Rexnord Corp.	632,139	31,632,236

		73,092,772

Internet & Direct Marketing Retail–1.50%
Overstock.com, Inc.(b)	249,755	23,027,411

Investment Banking & Brokerage–1.64%
Stifel Financial Corp.	387,294	25,119,889

Leisure Facilities–0.65%
Cedar Fair L.P.(b)	220,841	9,900,302

Life Sciences Tools & Services–2.73%
Adaptive Biotechnologies Corp.(b)(c)	251,237	10,265,544

Berkeley Lights, Inc.(b)	161,856	7,252,767

NeoGenomics, Inc.(b)	329,450	14,881,257

Repligen Corp.(b)	47,495	9,480,952

		41,880,520

Metal & Glass Containers–0.73%
Silgan Holdings, Inc.	268,753	11,153,250

Multi-Utilities–1.32%
Avista Corp.(c)	475,167	20,275,376

Office Services & Supplies–0.87%
ACCO Brands Corp.	1,542,472	13,311,533

Oil & Gas Exploration & Production–0.89%
CNX Resources Corp.(b)	1,003,681	13,710,282

Packaged Foods & Meats–1.61%
Simply Good Foods Co. (The)(b)	674,311	24,619,095

Personal Products–2.18%
BellRing Brands, Inc., Class A(b)	677,401	21,229,747

Honest Co., Inc. (The)(b)(c)	748,781	12,122,765

		33,352,512

Pharmaceuticals–0.87%
Axsome Therapeutics, Inc.(b)(c)	75,013	5,060,377

Collegium Pharmaceutical, Inc.(b)(c)	352,604	8,335,559

		13,395,936

Regional Banks–8.41%
BankUnited, Inc.	425,927	18,182,824

Berkshire Hills Bancorp, Inc.	358,871	9,836,654

Cathay General Bancorp	356,551	14,033,847

FB Financial Corp.	194,153	7,245,790

Heritage Financial Corp.	420,795	10,528,291

OceanFirst Financial Corp.	518,407	10,803,602

Pacific Premier Bancorp, Inc.	443,363	18,749,821

Signature Bank	52,365	12,863,462

Silvergate Capital Corp., Class A(b)	52,751	5,977,743

	Shares	Value

Regional Banks–(continued)
Sterling Bancorp	831,497	$20,612,811

		128,834,845

Research & Consulting Services–2.54%
CACI International, Inc., Class A(b)	74,734	19,066,138

KBR, Inc.	518,674	19,787,413

		38,853,551

Restaurants–3.33%
Denny’s Corp.(b)	950,453	15,672,970

Jack in the Box, Inc.	174,218	19,414,854

Texas Roadhouse, Inc.	165,626	15,933,221

		51,021,045

Semiconductor Equipment–2.97%
Brooks Automation, Inc.	278,384	26,524,427

MKS Instruments, Inc.	107,024	19,044,921

		45,569,348

Semiconductors–1.71%
Allegro MicroSystems, Inc. (Japan)(b)	314,148	8,701,899

Semtech Corp.(b)	253,486	17,439,837

		26,141,736

Specialized REITs–3.40%
EPR Properties(b)	235,451	12,403,559

Four Corners Property Trust, Inc.	742,670	20,505,119

National Storage Affiliates Trust	377,953	19,109,303

		52,017,981

Specialty Chemicals–1.72%
Amyris, Inc.(b)(c)	558,507	9,142,760

Diversey Holdings Ltd.(b)	519,619	9,306,376

NewMarket Corp.	24,624	7,928,435

		26,377,571

Thrifts & Mortgage Finance–1.74%
WSFS Financial Corp.	573,071	26,699,378

Total Common Stocks & Other Equity Interests (Cost $1,020,236,988)		1,520,768,510

Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	4,190,219	4,190,219

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,972,902	1,973,691

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	4,788,822	4,788,822

Total Money Market Funds (Cost $10,952,732)		10,952,732

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,031,189,720)		1,531,721,242

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.66%
Invesco Private Government Fund, 0.02%(d)(e)(f)	30,616,078	30,616,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Main Street Small Cap Fund®

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	71,408,953	$71,437,517

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,053,595)		102,053,595

TOTAL INVESTMENTS IN SECURITIES–106.66% (Cost $1,133,243,315)		1,633,774,837

OTHER ASSETS LESS LIABILITIES–(6.66)%		(102,086,593)

NET ASSETS–100.00%		$1,531,688,244

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	December 31, 2020	at Cost	from Sales	Appreciation	Gain	June 30, 2021	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,654,149	$94,269,660	$(94,733,590)	$-	$-	$4,190,219	$1,149
Invesco Liquid Assets Portfolio, Institutional Class	3,322,991	66,314,916	(67,664,548)	175	157	1,973,691	537
Invesco Treasury Portfolio, Institutional Class	5,319,027	107,736,754	(108,266,959)	-	-	4,788,822	471
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	79,897,136	(49,281,058)	-	-	30,616,078	410*
Invesco Private Prime Fund	-	152,288,804	(80,851,634)	-	347	71,437,517	7,769*
Total	$13,296,167	$500,507,270	$(400,797,789)	$175	$504	$113,006,327	$10,336

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Industrials	19.00%

Health Care	17.42

Financials	14.98

Consumer Discretionary	13.88

Information Technology	12.25

Materials	6.13

Consumer Staples	6.07

Utilities	4.38

Real Estate	4.29

Energy	0.89

Money Market Funds Plus Other Assets Less Liabilities	0.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 1,020,236,988)*	$1,520,768,510

Investments in affiliated money market funds, at value (Cost $ 113,006,327)	113,006,327

Cash	500,007

Receivable for:
Fund shares sold	1,075,755

Dividends	568,540

Investment for trustee deferred compensation and retirement plans	191,521

Other assets	102,316

Total assets	1,636,212,976

Liabilities:
Payable for:
Fund shares reacquired	1,473,725

Collateral upon return of securities loaned	102,053,595

Accrued fees to affiliates	426,107

Accrued other operating expenses	368,934

Trustee deferred compensation and retirement plans	202,371

Total liabilities	104,524,732

Net assets applicable to shares outstanding	$1,531,688,244

Net assets consist of:
Shares of beneficial interest	$950,348,081

Distributable earnings	581,340,163

$1,531,688,244

Net Assets:
Class A	$401,276,848

Class C	$43,232,954

Class R	$54,666,990

Class Y	$461,168,277

Class R5	$23,889,938

Class R6	$547,453,237

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,526,342

Class C	2,119,466

Class R	2,573,737

Class Y	21,124,280

Class R5	1,099,341

Class R6	24,993,733

Class A:
Net asset value per share	$21.66

Maximum offering price per share
(Net asset value of $21.66 ÷ 94.50%)	$22.92

Class C:
Net asset value and offering price per share	$20.40

Class R:
Net asset value and offering price per share	$21.24

Class Y:
Net asset value and offering price per share	$21.83

Class R5:
Net asset value and offering price per share	$21.73

Class R6:
Net asset value and offering price per share	$21.90

*	At June 30, 2021, securities with an aggregate value of $98,102,627 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                          Invesco Main Street Small Cap Fund®

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends	$6,865,016

Dividends from affiliated money market funds (includes securities lending income of $ 15,674)	17,831

Total investment income	6,882,847

Expenses:
Advisory fees	4,456,815

Administrative services fees	98,014

Custodian fees	796

Distribution fees:
Class A	314,631

Class C	198,164

Class R	107,321

Transfer agent fees – A, C, R and Y	694,301

Transfer agent fees – R5	2,471

Trustees’ and officers’ fees and benefits	13,979

Registration and filing fees	63,833

Reports to shareholders	51,139

Professional services fees	21,823

Taxes	2,378

Other	6,954

Total expenses	6,032,619

Less: Fees waived and/or expense offset arrangement(s)	(6,002)

Net expenses	6,026,617

Net investment income	856,230

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $ 9,580,162)	91,107,988

Affiliated investment securities	504

Futures contracts	(245,298)

90,863,194

Change in net unrealized appreciation of:
Unaffiliated investment securities	113,942,702

Affiliated investment securities	175

Foreign currencies	192

113,943,069

Net realized and unrealized gain	204,806,263

Net increase in net assets resulting from operations	$205,662,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                          Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$856,230	$2,073,963

Net realized gain	90,863,194	19,108,402

Change in net unrealized appreciation	113,943,069	176,245,310

Net increase in net assets resulting from operations	205,662,493	197,427,675

Distributions to shareholders from distributable earnings:
Class A	(2,679,331)	(624,765)

Class C	(573,644)	(155,272)

Class R	(567,019)	(136,825)

Class Y	(5,289,112)	(1,883,402)

Class R5	(216)	(112)

Class R6	(7,802,896)	(6,044,559)

Total distributions from distributable earnings	(16,912,218)	(8,844,935)

Share transactions–net:
Class A	217,554,672	(7,617,458)

Class C	3,391,772	(7,760,565)

Class R	15,964,216	1,266,713

Class Y	148,511,968	84,555,244

Class R5	23,949,373	–

Class R6	(264,965,451)	309,097,730

Net increase in net assets resulting from share transactions	144,406,550	379,541,664

Net increase in net assets	333,156,825	568,124,404

Net assets:
Beginning of period	1,198,531,419	630,407,015

End of period	$1,531,688,244	$1,198,531,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/21	$18.71	$(0.01)	$3.26	$3.25	$(0.01)	$(0.29)	$(0.30)	$21.66	17.40	%(e)	$401,277	1.11	%(e)(f)	1.11	%(e)(f)	(0.11	)%(e)(f)	26%
Year ended 12/31/20	15.68	0.01	3.10	3.11	–	(0.08)	(0.08)	18.71	19.82	(e)	158,769	1.20	(e)	1.23	(e)	0.03	(e)	43
Eight months ended 12/31/19	14.62	0.01	1.10	1.11	–	(0.05)	(0.05)	15.68	7.58		141,880	1.20	(g)	1.25	(g)	0.09	(g)	19
Year ended 04/30/19	15.09	0.00	0.58	0.58	–	(1.05)	(1.05)	14.62	4.46		140,651	1.17		1.17		0.01		46
Year ended 04/30/18	14.87	(0.01)	1.08	1.07	(0.04)	(0.81)	(0.85)	15.09	7.08		112,937	1.20		1.21		(0.06)		52
Year ended 04/30/17	12.08	0.00	2.82	2.82	(0.03)	–	(0.03)	14.87	23.49		108,776	1.22		1.23		0.02		67
Year ended 04/30/16(h)	12.76	0.05	(0.69)	(0.64)	(0.04)	–	(0.04)	12.08	(5.06)		49,494	1.25		1.25		0.44		53
Class C
Six months ended 06/30/21	17.70	(0.09)	3.09	3.00	(0.01)	(0.29)	(0.30)	20.40	16.97		43,233	1.87	(f)	1.87	(f)	(0.87	)(f)	26
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	–	(0.08)	(0.08)	17.70	18.92		34,635	1.94		1.99		(0.71)		43
Eight months ended 12/31/19	14.01	(0.06)	1.05	0.99	–	(0.05)	(0.05)	14.95	7.06		37,488	1.94	(g)	2.01	(g)	(0.66	)(g)	19
Year ended 04/30/19	14.62	(0.11)	0.55	0.44	–	(1.05)	(1.05)	14.01	3.62		44,391	1.93		1.93		(0.74)		46
Year ended 04/30/18	14.50	(0.12)	1.05	0.93	–	(0.81)	(0.81)	14.62	6.31		38,424	1.95		1.96		(0.83)		52
Year ended 04/30/17	11.84	(0.10)	2.76	2.66	–	–	–	14.50	22.55		33,274	1.97		1.98		(0.74)		67
Year ended 04/30/16(h)	12.57	(0.04)	(0.69)	(0.73)	–	–	–	11.84	(5.81)		14,441	2.01		2.01		(0.34)		53
Class R
Six months ended 06/30/21	18.37	(0.04)	3.21	3.17	(0.01)	(0.29)	(0.30)	21.24	17.28		54,667	1.37	(f)	1.37	(f)	(0.37	)(f)	26
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	–	(0.08)	(0.08)	18.37	19.40		33,457	1.45		1.49		(0.22)		43
Eight months ended 12/31/19	14.43	(0.02)	1.09	1.07	–	(0.05)	(0.05)	15.45	7.41		26,910	1.45	(g)	1.51	(g)	(0.16	)(g)	19
Year ended 04/30/19	14.95	(0.04)	0.57	0.53	–	(1.05)	(1.05)	14.43	4.16		24,188	1.43		1.43		(0.24)		46
Year ended 04/30/18	14.75	(0.05)	1.08	1.03	(0.02)	(0.81)	(0.83)	14.95	6.79		18,749	1.45		1.46		(0.35)		52
Year ended 04/30/17	12.00	(0.03)	2.79	2.76	(0.01)	–	(0.01)	14.75	23.17		10,343	1.48		1.49		(0.25)		67
Year ended 04/30/16(h)	12.68	0.02	(0.69)	(0.67)	(0.01)	–	(0.01)	12.00	(5.31)		4,060	1.51		1.51		0.15		53
Class Y
Six months ended 06/30/21	18.83	0.01	3.29	3.30	(0.01)	(0.29)	(0.30)	21.83	17.55		461,168	0.87	(f)	0.87	(f)	0.13	(f)	26
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	(0.14)	18.83	20.13		266,951	0.90		0.99		0.33		43
Eight months ended 12/31/19	14.69	0.04	1.11	1.15	–	(0.05)	(0.05)	15.79	7.82		152,406	0.90	(g)	1.01	(g)	0.38	(g)	19
Year ended 04/30/19	15.16	0.04	0.58	0.62	(0.04)	(1.05)	(1.09)	14.69	4.73		169,801	0.90		0.93		0.28		46
Year ended 04/30/18	14.93	0.03	1.09	1.12	(0.08)	(0.81)	(0.89)	15.16	7.35		149,641	0.90		0.96		0.18		52
Year ended 04/30/17	12.13	0.05	2.82	2.87	(0.07)	–	(0.07)	14.93	23.85		81,433	0.90		0.98		0.38		67
Year ended 04/30/16(h)	12.81	0.09	(0.69)	(0.60)	(0.08)	–	(0.08)	12.13	(4.72)		59,422	0.90		1.00		0.76		53
Class R5
Six months ended 06/30/21	18.74	0.03	3.26	3.29	(0.01)	(0.29)	(0.30)	21.73	17.58		23,890	0.74	(f)	0.74	(f)	0.26	(f)	26
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	(0.16)	18.74	20.30		13	0.77		0.77		0.46		43
Period ended 12/31/19(i)	13.89	0.04	1.83	1.87	–	(0.05)	(0.05)	15.71	13.45		11	0.82	(g)	0.82	(g)	0.47	(g)	19
Class R6
Six months ended 06/30/21	18.88	0.03	3.29	3.32	(0.01)	(0.29)	(0.30)	21.90	17.61		547,453	0.68	(f)	0.68	(f)	0.32	(f)	26
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	(0.17)	18.88	20.31		704,706	0.77		0.77		0.46		43
Eight months ended 12/31/19	14.72	0.05	1.11	1.16	–	(0.05)	(0.05)	15.83	7.87		271,711	0.77	(g)	0.78	(g)	0.52	(g)	19
Year ended 04/30/19	15.19	0.07	0.57	0.64	(0.06)	(1.05)	(1.11)	14.72	4.85		287,799	0.76		0.76		0.43		46
Year ended 04/30/18	14.95	0.06	1.08	1.14	(0.09)	(0.81)	(0.90)	15.19	7.58		256,221	0.77		0.77		0.38		52
Year ended 04/30/17	12.14	0.07	2.82	2.89	(0.08)	–	(0.08)	14.95	23.97		353,945	0.78		0.78		0.51		67
Year ended 04/30/16(h)	12.82	0.11	(0.70)	(0.59)	(0.09)	–	(0.09)	12.14	(4.63)		294,108	0.80		0.80		0.91		53

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eight months ended December 31, 2019 and the years ended April 30, 2019, 2018, 2017 and 2016, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively.

(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $262,434, $39,961, $43,284, $378,540, $8,313 and $658,326 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Annualized.
(h)	The last business day of the reporting period was April 29, 2016.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                          Invesco Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.     Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12                         Invesco Main Street Small Cap Fund®

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the

13                          Invesco Main Street Small Cap Fund®

collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

14                         Invesco Main Street Small Cap Fund®

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.94%, 1.45%, 0.90%, 0.82% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $5,483.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $44,086 in front-end sales commissions from the sale of Class A shares and $157 and $1,096 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,520,768,510	$–	$–	$1,520,768,510
Money Market Funds	10,952,732	102,053,595	–	113,006,327
Total Investments	$1,531,721,242	$102,053,595	$–	$1,633,774,837

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

15                         Invesco Main Street Small Cap Fund®

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(245,298)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$39,764,100

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $1,225,346 and securities sales of $16,053,235, which resulted in net realized gains of $9,580,162.

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $519.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $330,704,988 and $484,128,072, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$508,109,129

Aggregate unrealized (depreciation) of investments	(11,754,840)

Net unrealized appreciation of investments	$496,354,289

16                         Invesco Main Street Small Cap Fund®

Cost of investments for tax purposes is $1,137,420,548.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	1,678,949	$35,317,888	2,221,278	$31,936,309

Class C	237,889	4,748,738	526,239	7,230,303

Class R	463,513	9,665,140	450,994	6,491,029

Class Y	6,890,815	146,009,792	10,379,525	160,195,821

Class R5	321,252	7,014,391	-	-

Class R6	902,882	19,493,424	28,419,510	424,098,980

Issued as reinvestment of dividends:
Class A	121,949	2,603,605	33,565	610,270

Class C	27,873	561,078	8,848	152,267

Class R	27,050	566,437	7,653	136,688

Class Y	231,626	4,982,272	97,269	1,780,016

Class R6	347,122	7,487,416	320,110	5,870,823

Automatic conversion of Class C shares to Class A shares:

Class A	89,818	1,887,425	199,559	3,404,848

Class C	(95,141)	(1,887,425)	(210,494)	(3,404,848)

Issued in connection with acquisitions:(b)
Class A	9,626,098	209,056,866	-	-

Class C	246,598	5,051,190	-	-

Class R	564,254	12,023,732	-	-

Class Y	2,013,436	44,060,733	-	-

Class R5	793,761	17,290,581	-	-

Class R6	76,583	1,680,846	-	-

Reacquired:
Class A	(1,478,395)	(31,311,112)	(3,015,263)	(43,568,885)

Class C	(254,565)	(5,081,809)	(874,894)	(11,738,287)

Class R	(302,090)	(6,291,093)	(379,667)	(5,361,004)

Class Y	(2,187,502)	(46,540,829)	(5,951,237)	(77,420,593)

Class R5	(16,392)	(355,599)	-	-

Class R6	(13,666,081)	(293,627,137)	(8,566,238)	(120,872,073)

Net increase in share activity	6,661,302	$144,406,550	23,666,757	$379,541,664

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 32% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Select Companies Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,320,730 shares of the Fund for 17,970,769 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $289,163,948, including $79,421,792 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,250,800,438 and $1,539,964,385 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the semi-annual reporting period are as follows:

Net investment income	$ 241,908

Net realized/unrealized gains	252,126,859

Change in net assets resulting from operations	$252,368,767

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

17                         Invesco Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,174.00	$5.98	$1,019.29	$5.56	1.11%
Class C	1,000.00	1,169.70	10.06	1,015.52	9.35	1.87
Class R	1,000.00	1,172.20	7.38	1,018.00	6.85	1.37
Class Y	1,000.00	1,175.50	4.69	1,020.48	4.36	0.87
Class R5	1,000.00	1,175.80	3.99	1,021.12	3.71	0.74
Class R6	1,000.00	1,176.10	3.67	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Small Cap Fund®’s (formerly, Invesco Oppenheimer Main Street Small Cap Fund®) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

    The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).

    The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

19                         Invesco Main Street Small Cap Fund®

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.

The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Main Street Small Cap Fund®

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSS-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Destination Fund

Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund Invesco Peak Retirement™ 2050 Fund Invesco Peak Retirement™ 2055 Fund Invesco Peak Retirement™ 2060 Fund Invesco Peak Retirement™ 2065 Fund

Effective April 30, 2021, Invesco Peak Retirement™ Now Fund was renamed Invesco Peak Retirement™ Destination Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Fund Performance

Performance summary - Invesco Peak Retirement™ Destination Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.54%
Class C Shares	6.15
Class R Shares	6.41
Class Y Shares	6.67
Class R5 Shares	6.67
Class R6 Shares	6.67
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement Destination Benchmark∎ (Style-Specific Index)	2.46

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement Destination Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM Destination Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	4.05%
1 Year	10.68

Class C Shares
Inception (12/29/17)	4.97%
1 Year	15.28

Class R Shares
Inception (12/29/17)	5.48%
1 Year	16.86

Class Y Shares
Inception (12/29/17)	6.03%
1 Year	17.55

Class R5 Shares
Inception (12/29/17)	6.03%
1 Year	17.55

Class R6 Shares
Inception (12/29/17)	6.03%
1 Year	17.55

Effective April 30, 2021 the Invesco Peak Retirement™ Now Fund was renamed Invesco Peak Retirement™ Destination Fund.

  The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC;

therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ Destination Fund

Nasdaq: A: PKTSX ∎ C: PKTTX ∎ R: PKTVX

Y: PKTUX ∎ R5: PKTWX ∎ R6: PKTZX

3                         Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2010 Fund

Fund vs. Indexes

Cumulative total returns, 4/30/21 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.10%
Class C Shares	0.90
Class R Shares	1.00
Class Y Shares	1.10
Class R5 Shares	1.10
Class R6 Shares	1.10
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	1.03
Custom Invesco Peak Retirement 2010 Benchmark∎ (Style-Specific Index)	1.61

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2010 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2010 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/30/21)	-4.44%

Class C Shares
Inception (4/30/21)	-0.10%

Class R Shares
Inception (4/30/21)	1.00%

Class Y Shares
Inception (4/30/21)	1.10%

Class R5 Shares
Inception (4/30/21)	1.10%

Class R6 Shares
Inception (4/30/21)	1.10%

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2010 Fund

Nasdaq: A: PKAFX ∎ C: PKCFX ∎ R: PEKRX

Y: PKYFX ∎ R5: PEKMX ∎ R6: PEKNX

4                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2015 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.47%
Class C Shares	6.12
Class R Shares	6.29
Class Y Shares	6.64
Class R5 Shares	6.64
Class R6 Shares	6.64
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement 2015 Benchmark∎ (Style-Specific Index)	2.54
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2015 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2015 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	3.97%
1 Year	10.77

Class C Shares
Inception (12/29/17)	4.87%
1 Year	15.34

Class R Shares
Inception (12/29/17)	5.38%
1 Year	16.93

Class Y Shares
Inception (12/29/17)	5.92%
1 Year	17.58

Class R5 Shares
Inception (12/29/17)	5.92%
1 Year	17.58

Class R6 Shares
Inception (12/29/17)	5.92%
1 Year	17.58

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2015 Fund

Nasdaq: A: PKTMX ∎ C: PKTNX ∎ R: PKTPX

Y: PKTOX ∎ R5: PKTQX ∎ R6: PKTRX

5                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2020 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.26%
Class C Shares	5.84
Class R Shares	6.09
Class Y Shares	6.51
Class R5 Shares	6.41
Class R6 Shares	6.41
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement 2020 Benchmark∎ (Style-Specific Index)	3.23
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2020 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2020 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	4.82%
1 Year	11.78

Class C Shares
Inception (12/29/17)	5.75%
1 Year	16.36

Class R Shares
Inception (12/29/17)	6.25%
1 Year	17.84

Class Y Shares
Inception (12/29/17)	6.83%
1 Year	18.52

Class R5 Shares
Inception (12/29/17)	6.83%
1 Year	18.52

Class R6 Shares
Inception (12/29/17)	6.83%
1 Year	18.52

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2020 Fund

Nasdaq: A: PKTGX ∎ C: PKTHX ∎ R: PKTJX

Y: PKTIX ∎ R5: PKTKX ∎ R6: PKTLX

6                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2025 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.49%
Class C Shares	6.12
Class R Shares	6.42
Class Y Shares	6.64
Class R5 Shares	6.56
Class R6 Shares	6.55
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement 2025 Benchmark∎ (Style-Specific Index)	3.71
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2025 Benchmark was created by Invesco to serve as a style specific benchmark for Invesco Peak RetirementTM 2025 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	5.68%
1 Year	12.84

Class C Shares
Inception (12/29/17)	6.60%
1 Year	17.70

Class R Shares
Inception (12/29/17)	7.18%
1 Year	19.23

Class Y Shares
Inception (12/29/17)	7.68%
1 Year	19.83

Class R5 Shares
Inception (12/29/17)	7.63%
1 Year	19.63

Class R6 Shares
Inception (12/29/17)	7.65%
1 Year	19.73

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2025 Fund

Nasdaq: A: PKTAX ∎ C: PKTBX ∎ R: PKTDX

Y: PKTCX ∎ R5: PKTEX ∎ R6: PKTFX

7                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2030 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.56%
Class C Shares	7.10
Class R Shares	7.41
Class Y Shares	7.61
Class R5 Shares	7.61
Class R6 Shares	7.61
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement 2030 Benchmark ∎ (Style-Specific Index)	5.64
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2030 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2030 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	6.17%
1 Year	16.01

Class C Shares
Inception (12/29/17)	7.08%
1 Year	20.90

Class R Shares
Inception (12/29/17)	7.61%
1 Year	22.37

Class Y Shares
Inception (12/29/17)	8.16%
1 Year	22.98

Class R5 Shares
Inception (12/29/17)	8.16%
1 Year	22.98

Class R6 Shares
Inception (12/29/17)	8.16%
1 Year	22.98

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2030 Fund

Nasdaq: A: PKKSX ∎ C: PKKTX ∎ R: PKKVX

Y: PKKUX ∎ R5: PKKWX ∎ R6: PKKZX

8                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2035 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.58%
Class C Shares	8.22
Class R Shares	8.44
Class Y Shares	8.71
Class R5 Shares	8.71
Class R6 Shares	8.71
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement 2035 Benchmark∎ (Style-Specific Index)	7.61

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2035 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2035 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	6.96%
1 Year	19.26

Class C Shares
Inception (12/29/17)	7.88%
1 Year	24.37

Class R Shares
Inception (12/29/17)	8.44%
1 Year	26.02

Class Y Shares
Inception (12/29/17)	8.99%
1 Year	26.61

Class R5 Shares
Inception (12/29/17)	8.99%
1 Year	26.61

Class R6 Shares
Inception (12/29/17)	8.99%
1 Year	26.61

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2035 Fund

Nasdaq: A: PKKMX ∎ C: PKKNX ∎ R: PKKPX

Y: PKKOX ∎ R5: PKKQX ∎ R6: PKKRX

9                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2040 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.84%
Class C Shares	9.49
Class R Shares	9.72
Class Y Shares	9.97
Class R5 Shares	9.97
Class R6 Shares	9.97
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Custom Invesco Peak Retirement 2040 Benchmark∎ (Style-Specific Index)	9.00

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2040 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2040 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	7.35%
1 Year	23.36

Class C Shares
Inception (12/29/17)	8.29%
1 Year	28.80

Class R Shares
Inception (12/29/17)	8.77%
1 Year	30.32

Class Y Shares
Inception (12/29/17)	9.36%
1 Year	30.94

Class R5 Shares
Inception (12/29/17)	9.36%
1 Year	30.94

Class R6 Shares
Inception (12/29/17)	9.36%
1 Year	30.94

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2040 Fund

Nasdaq: A: PKKGX ∎ C: PKKHX ∎ R: PKKJX

Y: PKKIX ∎ R5: PKKKX ∎ R6: PKKLX

10                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2045 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.08%
Class C Shares	10.62
Class R Shares	10.87
Class Y Shares	11.13
Class R5 Shares	11.21
Class R6 Shares	11.22
Russell 3000 Index▼ (Broad Market Index)	15.11
Custom Invesco Peak Retirement 2045 Benchmark∎ (Style-Specific Index)	10.25

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2045 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2045 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	7.90%
1 Year	26.77

Class C Shares
Inception (12/29/17)	8.81%
1 Year	32.12

Class R Shares
Inception (12/29/17)	9.36%
1 Year	33.81

Class Y Shares
Inception (12/29/17)	9.89%
1 Year	34.45

Class R5 Shares
Inception (12/29/17)	9.94%
1 Year	34.66

Class R6 Shares
Inception (12/29/17)	9.91%
1 Year	34.55

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2045 Fund

Nasdaq: A: PKKAX ∎ C: PKKBX ∎ R: PKKDX

Y: PKKCX ∎ R5: PKKEX ∎ R6: PKKFX

11                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2050 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.33%
Class C Shares	10.87
Class R Shares	11.15
Class Y Shares	11.45
Class R5 Shares	11.45
Class R6 Shares	11.37
Russell 3000 Index▼ (Broad Market Index)	15.11
Custom Invesco Peak Retirement 2050 Benchmark∎ (Style-Specific Index)	11.16

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2050 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2050 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	8.31%
1 Year	28.34

Class C Shares
Inception (12/29/17)	9.23%
1 Year	33.74

Class R Shares
Inception (12/29/17)	9.71%
1 Year	35.36

Class Y Shares
Inception (12/29/17)	10.34%
1 Year	36.18

Class R5 Shares
Inception (12/29/17)	10.34%
1 Year	36.18

Class R6 Shares
Inception (12/29/17)	10.31%
1 Year	36.08

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2050 Fund

Nasdaq: A: PKRSX ∎ C: PKRTX ∎ R: PKRVX

Y: PKRUX ∎ R5: PKRWX ∎ R6: PKRZX

12                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2055 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.52%
Class C Shares	11.13
Class R Shares	11.49
Class Y Shares	11.65
Class R5 Shares	11.65
Class R6 Shares	11.65
Russell 3000 Index▼ (Broad Market Index)	15.11
Custom Invesco Peak Retirement 2055 Benchmark∎ (Style-Specific Index)	11.82

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2055 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2055 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	8.83%
1 Year	30.42

Class C Shares
Inception (12/29/17)	9.77%
1 Year	35.94

Class R Shares
Inception (12/29/17)	10.30%
1 Year	37.80

Class Y Shares
Inception (12/29/17)	10.85%
1 Year	38.38

Class R5 Shares
Inception (12/29/17)	10.87%
1 Year	38.34

Class R6 Shares
Inception (12/29/17)	10.88%
1 Year	38.34

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2055 Fund

Nasdaq: A: PKRMX ∎ C: PKRNX ∎ R: PKRPX

Y: PKROX ∎ R5: PKRQX ∎ R6: PKRRX

13                         Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2060 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.74%
Class C Shares	11.26
Class R Shares	11.63
Class Y Shares	11.87
Class R5 Shares	11.78
Class R6 Shares	11.78
Russell 3000 Index▼ (Broad Market Index)	15.11
Custom Invesco Peak Retirement 2060 Benchmark∎ (Style-Specific Index)	12.47

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2060 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2060 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	8.56%
1 Year	32.37

Class C Shares
Inception (12/29/17)	9.47%
1 Year	38.01

Class R Shares
Inception (12/29/17)	10.00%
1 Year	39.75

Class Y Shares
Inception (12/29/17)	10.60%
1 Year	40.38

Class R5 Shares
Inception (12/29/17)	10.59%
1 Year	40.38

Class R6 Shares
Inception (12/29/17)	10.59%
1 Year	40.38

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2060 Fund

Nasdaq: A: PKRGX ∎ C: PKRHX ∎ R: PKRJX

Y: PKRIX ∎ R5: PKRKX ∎ R6: PKRLX

14                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2065 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.75%
Class C Shares	11.26
Class R Shares	11.60
Class Y Shares	11.93
Class R5 Shares	11.84
Class R6 Shares	11.84
Russell 3000 Index▼ (Broad Market Index)	15.11
Custom Invesco Peak Retirement 2065 Benchmark∎ (Style-Specific Index)	12.47

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2065 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2065 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	9.49%
1 Year	32.54

Class C Shares
Inception (12/29/17)	10.05%
1 Year	38.06

Class R Shares
Inception (12/29/17)	10.62%
1 Year	39.77

Class Y Shares
Inception (12/29/17)	11.22%
1 Year	40.65

Class R5 Shares
Inception (12/29/17)	11.20%
1 Year	40.54

Class R6 Shares
Inception (12/29/17)	11.20%
1 Year	40.54

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2065 Fund

Nasdaq: A: PKRAX ∎ C: PKRBX ∎ R: PKRDX

Y: PKRCX ∎ R5: PKREX ∎ R6: PKRFX

15                      Invesco Peak Retirement™ Funds

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of each Fund’s liquidity risk that takes into account, as relevant to each Fund’s liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for each Fund during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Funds’ investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;
∎	Each Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Funds were able to meet requests for redemption without significant dilution of remaining investors’ interests in the Funds;
∎	The Funds did not breach the 15% limit on Illiquid Investments; and
∎	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

16                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ Destination Fund

Schedule of Investments in Affiliated Issuers–100.21%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Alternative Funds–11.20%
Invesco Global Real Estate Income Fund, Class R6	7.15%	$154,802	$179,254	$(36,928)	$ 23,808	$ 4,466		$2,653		34,289	$325,402

Invesco Multi-Asset Income Fund, Class R6	4.05%	101,507	94,724	(14,591)	2,087	431		4,587		18,658	184,158

Total Alternative Funds		256,309	273,978	(51,519)	25,895	4,897		7,240			509,560

Domestic Equity Funds–18.51%
Invesco S&P 500® Enhanced Value ETF	8.35%	205,696	159,395	(47,091)	53,840	8,130		3,734		9,027	379,970

Invesco S&P 500® High Dividend Low Volatility ETF	10.16%	244,834	230,384	(68,121)	49,720	5,274		7,102		10,483	462,091

Total Domestic Equity Funds		450,530	389,779	(115,212)	103,560	13,404		10,836			842,061

Fixed Income Funds–57.36%
Invesco Core Plus Bond Fund, Class R6	8.62%	446,039	320,483	(365,115)	2,183	(11,574)		4,790		34,692	392,016

Invesco Floating Rate ESG Fund, Class R6(b)	6.08%	204,673	154,164	(88,280)	4,897	1,264		4,218		37,749	276,701

Invesco Fundamental High Yield® Corporate Bond ETF	–	127,274	58,895	(184,832)	(5,903)	4,566		1,297		–	–

Invesco High Yield Bond Factor ETF	6.83%	–	311,999	(5,199)	4,057	7		3,088		12,056	310,864

Invesco Income Fund, Class R6(b)	6.08%	216,940	168,323	(113,797)	4,663	638		4,286		34,663	276,614

Invesco Intermediate Bond Factor Fund, Class R6	4.06%	–	185,069	(3,378)	2,900	5		781		16,843	184,596

Invesco International Bond Fund, Class R6(b)	5.39%	179,221	157,508	(78,455)	(15,390)	2,943		2,276		45,664	245,216

Invesco Short Duration Inflation Protected Fund, Class R6(b)	4.56%	113,585	102,646	(12,264)	3,027	485		909		18,837	207,396

Invesco Taxable Municipal Bond ETF	11.18%	50,551	493,401	(50,051)	14,437	212		3,424		15,327	508,550

Invesco Variable Rate Preferred ETF	4.56%	229,839	154,895	(179,648)	(3,394)	5,710		4,928		7,886	207,402

Total Fixed Income Funds		1,568,122	2,107,383	(1,081,019)	11,477	4,256		29,997			2,609,355

Foreign Equity Funds–7.91%
Invesco S&P International Developed Low Volatility ETF	7.91%	127,937	261,133	(37,913)	7,675	960		4,800		11,640	359,792

Money Market Funds–5.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.31%	82,990	1,412,815	(1,390,474)	–	–		16		105,331	105,331

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	2.92%	78,643	1,412,815	(1,358,745)	8	–		11		132,668	132,721

Total Money Market Funds		161,633	2,825,630	(2,749,219)	8	–		27			238,052

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,259,350)	100.21%	2,564,531	5,857,903	(4,034,882)	148,615	23,517		52,900			4,558,820

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(c)	–	–	876,403	(876,403)	–	–		4	(d)	–	–

Invesco Private Prime Fund, 0.12%(c)	–	–	1,316,744	(1,316,744)	–	–		75	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	2,193,147	(2,193,147)	–	–		79			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,259,350)	100.21%	$2,564,531	$8,051,050	$(6,228,029)	$148,615	$ 23,517	(e)	$52,979	(e)		$4,558,820

OTHER ASSETS LESS LIABILITIES	(0.21)%										(9,515)

NET ASSETS	100.00%										$4,549,305

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2010 Fund

Schedule of Investments in Affiliated Issuers–100.03%(a)

	% of Net Assets 06/30/21	Value 04/30/21(b)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/21	Value 06/30/21

Alternative Funds–9.10%
Invesco Global Real Estate Income Fund, Class R6	6.07%	$–	$ 18,065	$ –	$ 327	$–	$ 87	1,938	$ 18,392

Invesco Multi-Asset Income Fund, Class R6	3.03%	–	9,083	–	112	–	94	932	9,195

Total Alternative Funds		–	27,148	–	439	–	181		27,587

Domestic Equity Funds–21.69%
Invesco Main Street Small Cap Fund, Class R6	0.98%	–	2,975	–	(18)	–	–	135	2,957

Invesco S&P 500® Enhanced Value ETF	9.45%	–	28,459	–	206	–	137	681	28,665

Invesco S&P 500® High Dividend Low Volatility ETF	11.26%	–	34,302	–	(140)	–	182	775	34,162

Total Domestic Equity Funds		–	65,736	–	48	–	319		65,784

Fixed Income Funds–54.90%
Invesco Core Plus Bond Fund, Class R6	8.52%	–	25,614	–	228	–	89	2,287	25,842

Invesco Floating Rate ESG Fund, Class R6	6.01%	–	18,107	–	123	–	102	2,487	18,230

Invesco High Yield Bond Factor ETF	6.47%	–	19,512	–	110	–	144	761	19,622

Invesco Income Fund, Class R6	5.48%	–	16,608	–	21	–	86	2,084	16,629

Invesco Intermediate Bond Factor Fund, Class R6	4.01%	–	12,047	–	111	–	36	1,109	12,158

Invesco International Bond Fund, Class R6	4.82%	–	14,972	–	(354)	–	78	2,722	14,618

Invesco Short Duration Inflation Protected Fund, Class R6	4.48%	–	13,543	–	50	–	39	1,235	13,593

Invesco Taxable Municipal Bond ETF	11.12%	–	32,971	–	773	–	147	1,017	33,744

Invesco Variable Rate Preferred ETF	3.99%	–	11,992	–	106	–	85	460	12,098

Total Fixed Income Funds		–	165,366	–	1,168	–	806		166,534

Foreign Equity Funds–8.93%
Invesco Developing Markets Fund, Class R6	1.24%	–	3,677	–	82	–	–	66	3,759

Invesco S&P International Developed Low Volatility ETF	7.69%	–	23,186	–	151	–	169	755	23,337

Total Foreign Equity Funds		–	26,863	–	233	–	169		27,096

Money Market Funds–5.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	1.89%	–	58,396	(52,648)	–	–	–	5,748	5,748

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	1.35%	–	41,711	(37,605)	–	–	–	4,104	4,106

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	2.17%	–	66,738	(60,169)	–	–	–	6,569	6,569

Total Money Market Funds		–	166,845	(150,422)	–	–	–		16,423

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $301,536)	100.03%	$–	$451,958	$(150,422)	$1,888	$–	$1,475		$303,424

OTHER ASSETS LESS LIABILITIES	(0.03)%								(81)

NET ASSETS	100.00%								$303,343

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Commencement date of April 30, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated Issuers–100.20%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Alternative Funds–6.39%
Invesco Global Real Estate Income Fund, Class R6	4.39%	$69,318	$28,324	$ (27,334)	$ 8,599	$ (564)		$749		8,255	$78,343

Invesco Multi-Asset Income Fund, Class R6	2.00%	45,867	17,821	(28,098)	1,544	(1,414)		1,259		3,619	35,720

Total Alternative Funds		115,185	46,145	(55,432)	10,143	(1,978)		2,008			114,063

Domestic Equity Funds–25.31%
Invesco Main Street Small Cap Fund, Class R6	3.24%	–	56,433	–	1,451	592		14		2,643	57,884

Invesco S&P 500® Enhanced Value ETF	10.11%	92,733	77,686	(15,091)	23,249	1,916		1,497		4,288	180,493

Invesco S&P 500® High Dividend Low Volatility ETF	11.96%	110,110	97,730	(15,300)	20,325	615		2,983		4,843	213,480

Total Domestic Equity Funds		202,843	231,849	(30,391)	45,025	3,123		4,494			451,857

Fixed Income Funds–52.83%
Invesco Core Plus Bond Fund, Class R6	8.51%	200,579	85,976	(130,584)	(912)	(3,034)		1,860		13,454	152,025

Invesco Floating Rate ESG Fund, Class R6(b)	6.02%	92,082	46,411	(33,607)	3,236	(686)		1,619		14,654	107,413

Invesco Fundamental High Yield® Corporate Bond ETF	–	57,251	9,838	(66,558)	(3,507)	2,976		518		–	–

Invesco High Yield Bond Factor ETF	6.26%	–	113,122	(2,770)	1,384	(10)		1,099		4,333	111,726

Invesco Income Fund, Class R6(b)	4.51%	97,562	40,932	(59,990)	(476)	2,559		1,456		10,090	80,522

Invesco Intermediate Bond Factor Fund, Class R6	4.01%	–	71,668	(1,114)	1,114	5		289		6,540	71,673

Invesco International Bond Fund, Class R6(b)	4.48%	80,598	35,845	(31,482)	(6,593)	1,947		630		14,892	79,972

Invesco Short Duration Inflation Protected Fund, Class R6(b)	4.51%	51,475	33,209	(5,474)	1,056	219		326		7,306	80,442

Invesco Taxable Municipal Bond ETF	11.03%	22,780	192,488	(23,937)	5,130	529		1,316		5,937	196,990

Invesco Variable Rate Preferred ETF	3.50%	103,333	36,571	(77,687)	(4,377)	4,701		1,762		2,378	62,541

Total Fixed Income Funds		705,660	666,060	(433,203)	(3,945)	9,206		10,875			943,304

Foreign Equity Funds–10.44%
Invesco Emerging Markets All Cap Fund, Class R6	1.49%	–	25,828	–	868	–		–		601	26,696

Invesco Developing Markets Fund, Class R6	1.50%	–	25,465	–	1,306	–		–		470	26,771

Invesco S&P International Developed Low Volatility ETF	7.45%	57,431	86,476	(13,775)	4,536	(1,693)		1,713		4,302	132,975

Total Foreign Equity Funds		57,431	137,769	(13,775)	6,710	(1,693)		1,713			186,442

Money Market Funds–5.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	2.68%	43,391	487,562	(483,134)	–	–		7		47,819	47,819

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	2.55%	31,598	487,562	(473,646)	2	1		4		45,499	45,517

Total Money Market Funds		74,989	975,124	(956,780)	2	1		11			93,336

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,674,458)	100.20%	$1,156,108	$2,056,947	$(1,489,581)	$57,935	$8,659	(d)(e)	$19,101	(d)		$1,789,002

OTHER ASSETS LESS LIABILITIES	(0.20)%										(3,589)

NET ASSETS	100.00%										$1,785,413

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(d)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated Issuers–102.00%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/21	06/30/21

Alternative Funds–4.99%
Invesco Global Real Estate Income Fund, Class R6	2.99%	$ 168,418	$ 142,430	$ (6,829)	$ 33,474	$ (294)	$ 3,062	35,532	$ 337,199

Invesco Macro Allocation Strategy Fund, Class R6(b)	1.00%	111,759	97,387	(97,225)	2,373	(1,185)	–	12,123	113,109

Invesco Multi-Asset Income Fund, Class R6	1.00%	–	110,752	–	2,586	–	1,663	11,483	113,338

Total Alternative Funds		280,177	350,569	(104,054)	38,433	(1,479)	4,725		563,646

Domestic Equity Funds–29.62%
Invesco Main Street Small Cap Fund, Class R6	4.49%	–	496,163	(2,539)	13,808	6,153	152	23,172	507,453

Invesco PureBetaSM MSCI USA ETF	5.02%	310,223	254,222	(62,002)	64,188	236	2,252	12,934	566,867

Invesco Russell 1000 Dynamic Multifactor ETF	6.53%	308,742	382,864	(42,087)	86,746	2,093	3,424	15,787	738,358

Invesco S&P 500® Enhanced Value ETF	3.03%	197,551	160,853	(81,746)	49,665	15,511	3,577	8,121	341,834

Invesco S&P 500® High Dividend Low Volatility ETF	4.03%	253,477	223,105	(82,179)	54,982	6,094	7,515	10,333	455,479

Invesco U.S. Managed Volatility Fund, Class R6	6.52%	421,983	360,951	(122,276)	58,969	17,425	–	54,036	737,052

Total Domestic Equity Funds		1,491,976	1,878,158	(392,829)	328,358	47,512	16,920		3,347,043

Fixed Income Funds–49.20%
Invesco Core Plus Bond Fund, Class R6	8.54%	1,009,363	787,303	(809,474)	(930)	(21,288)	11,549	85,396	964,974

Invesco Floating Rate ESG Fund, Class R6(c)	5.02%	449,516	320,278	(214,327)	13,602	(1,187)	9,027	77,470	567,858

Invesco Fundamental High Yield® Corporate Bond ETF	–	335,982	194,822	(526,766)	(13,835)	9,797	3,501	–	–

Invesco High Yield Bond Factor ETF	6.03%	–	671,599	–	9,357	–	6,890	26,409	680,956

Invesco Income Fund, Class R6(c)	1.51%	280,729	227,553	(344,374)	1,987	4,856	4,783	21,367	170,506

Invesco Intermediate Bond Factor Fund, Class R6	4.02%	–	447,005	–	7,413	–	1,977	41,461	454,418

Invesco International Bond Fund, Class R6(c)	3.00%	420,296	287,063	(331,484)	(24,468)	(10,921)	4,421	63,185	339,305

Invesco Short Duration Inflation Protected Fund, Class R6	4.52%	–	504,310	–	6,142	–	1,443	46,363	510,452

Invesco Taxable Municipal Bond ETF	11.05%	335,636	961,398	(66,406)	17,490	1,142	11,193	37,651	1,249,260

Invesco Variable Rate Investment Grade ETF(c)	4.01%	419,707	354,176	(322,358)	1,417	(42)	1,991	18,041	452,739

Invesco Variable Rate Preferred ETF	1.50%	167,689	126,225	(125,503)	(1,352)	2,786	4,009	6,458	169,845

Total Fixed Income Funds		3,418,918	4,881,732	(2,740,692)	16,823	(14,857)	60,784		5,560,313

Foreign Equity Funds–11.96%
Invesco Emerging Markets All Cap Fund, Class R6	3.23%	–	356,439	(3,337)	12,228	113	–	8,227	365,443

Invesco Developing Markets Fund, Class R6	3.25%	–	347,775	–	18,991	–	–	6,439	366,766

Invesco International Small-Mid Company Fund, Class R6	1.49%	55,981	309,013	(199,631)	11,198	(8,077)	–	2,866	168,484

Invesco RAFI™ Strategic Developed ex-US ETF	2.49%	55,796	447,789	(257,358)	14,863	20,144	4,490	9,128	281,234

Invesco S&P International Developed Low Volatility ETF	1.50%	55,751	313,423	(205,632)	4,024	1,666	3,690	5,475	169,232

Total Foreign Equity Funds		167,528	1,774,439	(665,958)	61,304	13,846	8,180		1,351,159

Money Market Funds–6.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	3.01%	239,496	2,374,091	(2,273,591)	–	–	36	339,996	339,996

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	3.22%	264,218	2,374,091	(2,273,589)	15	10	30	364,599	364,745

Total Money Market Funds		503,714	4,748,182	(4,547,180)	15	10	66		704,741

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $10,822,965)	102.00%	5,862,313	13,633,080	(8,450,713)	444,933	45,032	90,675		11,526,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2020 Fund (continued)

Schedule of Investments in Affiliated Issuers–102.00%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	$–	$2,245,798	$(2,245,798)	$ –	$ –		$ 5	(e)	–	$–

Invesco Private Prime Fund, 0.12%(d)	–	–	3,472,230	(3,472,230)	–	–		87	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	5,718,028	(5,718,028)	–	–		92			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,822,965)	102.00%	$5,862,313	$19,351,108	$(14,168,741)	$444,933	$45,032	(f)(g)	$90,767	(f)		$11,526,902

OTHER ASSETS LESS LIABILITIES	(2.00)%										(226,424)

NET ASSETS	100.00%										$11,300,478

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$6,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated Issuers–99.52%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Alternative Funds–4.94%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$394,774	$151,489	$(32,024)	$58,760	$(618)	$5,301	60,314	$572,381

Invesco Macro Allocation Strategy Fund, Class R6(b)	1.99%	261,590	129,036	(13,738)	8,372	(274)	–	41,263	384,986

Total Alternative Funds		656,364	280,525	(45,762)	67,132	(892)	5,301		957,367

Domestic Equity Funds–36.82%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	2.97%	196,231	379,367	(50,721)	40,246	10,961	–	14,764	576,084

Invesco Main Street Small Cap Fund, Class R6	5.20%	–	990,692	(9,439)	26,448	12,550	316	46,007	1,007,546

Invesco PureBetaSM MSCI USA ETF	5.98%	787,877	323,645	(93,950)	128,544	11,593	4,514	26,415	1,157,709

Invesco Russell 1000 Dynamic Multifactor ETF	8.73%	992,773	649,049	(180,528)	215,957	14,280	8,160	36,167	1,691,531

Invesco U.S. Managed Volatility Fund, Class R6	13.94%	1,839,228	759,050	(186,081)	262,320	27,219	–	198,074	2,701,736

Total Domestic Equity Funds		3,816,109	3,101,803	(520,719)	673,515	76,603	12,990		7,134,606

Fixed Income Funds–42.86%
Invesco Core Plus Bond Fund, Class R6	6.98%	2,420,961	877,159	(1,899,669)	1,706	(47,657)	19,286	119,690	1,352,500

Invesco Floating Rate ESG Fund, Class R6(c)	3.99%	1,182,541	485,942	(924,172)	10,942	18,838	19,069	105,599	774,041

Invesco Fundamental High Yield® Corporate Bond ETF	–	916,363	137,538	(1,047,971)	(48,357)	42,427	4,377	–	–

Invesco High Yield Bond Factor ETF	4.98%	–	973,293	(21,124)	13,669	(87)	10,042	37,454	965,751

Invesco Income Fund, Class R6(c)	2.00%	655,215	265,894	(547,550)	(1,839)	16,110	9,639	48,541	387,352

Invesco Intermediate Bond Factor Fund, Class R6	3.49%	–	686,314	(20,891)	11,255	37	3,041	61,744	676,715

Invesco International Bond Fund, Class R6(c)	1.99%	985,931	296,092	(840,325)	(73,176)	19,828	4,597	71,641	384,713

Invesco Short Duration Inflation Protected Fund, Class R6	3.99%	–	783,369	(21,077)	9,909	7	2,229	70,137	772,208

Invesco Taxable Municipal Bond ETF	10.97%	848,287	1,447,941	(189,577)	14,276	5,148	21,507	64,077	2,126,075

Invesco Variable Rate Investment Grade ETF(c)	4.47%	1,109,306	494,261	(740,288)	(336)	4,399	4,108	34,541	866,806

Total Fixed Income Funds		8,118,604	6,447,803	(6,252,644)	(61,951)	59,050	97,895		8,306,161

Foreign Equity Funds–14.83%
Invesco Emerging Markets All Cap Fund, Class R6	3.95%	–	762,895	(22,692)	25,344	(102)	–	17,232	765,445

Invesco Developing Markets Fund, Class R6	3.96%	–	761,670	(33,572)	40,195	(73)	–	13,487	768,220

Invesco International Small-Mid Company Fund, Class R6	1.48%	132,488	511,028	(361,562)	17,965	(13,252)	–	4,876	286,667

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	129,925	64,556	(15,083)	8,138	4,338	2,028	6,515	191,874

Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	130,318	776,223	(403,855)	25,408	45,989	8,703	18,633	574,083

Invesco S&P International Developed Low Volatility ETF	1.49%	130,277	510,703	(364,165)	7,106	4,098	6,589	9,318	288,019

Total Foreign Equity Funds		523,008	3,387,075	(1,200,929)	124,156	40,998	17,320		2,874,308

Money Market Funds–0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.03%	72,621	2,103,781	(2,170,486)	–	–	8	5,916	5,916

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	–	51,635	1,485,922	(1,537,562)	–	5	5	–	–

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.04%	82,996	2,404,321	(2,480,556)	–	–	3	6,761	6,761

Total Money Market Funds		207,252	5,994,024	(6,188,604)	–	5	16		12,677

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $17,655,538)	99.52%	13,321,337	19,211,230	(14,208,658)	802,852	175,764	133,522		19,285,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2025 Fund (continued)

Schedule of Investments in Affiliated Issuers–99.52%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	$–	$1,532,711	$(1,532,711)	$ –	$–		$7	(e)	–	$–

Invesco Private Prime Fund, 0.12%(d)	–	–	2,753,874	(2,753,874)	–	–		109	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	4,286,585	(4,286,585)	–	–		116			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $17,655,538)	99.52%	$13,321,337	$23,497,815	$(18,495,243)	$802,852	$175,764	(f)(g)	$133,638	(f)		$19,285,119

OTHER ASSETS LESS LIABILITIES	0.48%										93,629

NET ASSETS	100.00%										$19,378,748

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$12,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Alternative Funds–4.94%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$572,053	$398,708	$(39,154)	$ 106,141	$ (2,978)	$9,472	109,038	$1,034,770

Invesco Macro Allocation Strategy Fund, Class R6(b)	1.99%	379,611	322,074	(16,297)	13,426	(562)	–	74,839	698,252

Total Alternative Funds		951,664	720,782	(55,451)	119,567	(3,540)	9,472		1,733,022

Domestic Equity Funds–44.09%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	5.00%	1,342,557	839,360	(566,370)	115,218	21,460	–	44,906	1,752,225

Invesco Main Street Small Cap Fund, Class R6	4.92%	–	1,706,479	(26,307)	46,646	21,450	538	78,844	1,726,679

Invesco PureBetaSM MSCI USA ETF	5.98%	1,149,485	861,712	(152,206)	226,343	14,013	8,099	47,900	2,099,347

Invesco Russell 1000 Dynamic Multifactor ETF	11.74%	1,430,121	2,469,699	(235,949)	436,043	18,980	17,480	88,067	4,118,894

Invesco S&P SmallCap Low Volatility ETF	0.99%	764,771	309,767	(824,296)	379	98,241	4,002	7,440	348,862

Invesco U.S. Managed Volatility Fund, Class R6	15.46%	2,962,309	2,196,924	(291,817)	529,196	25,096	–	397,486	5,421,708

Total Domestic Equity Funds		7,649,243	8,383,941	(2,096,945)	1,353,825	199,240	30,119		15,467,715

Fixed Income Funds–32.91%
Invesco Core Plus Bond Fund, Class R6	3.49%	3,047,567	1,660,073	(3,408,506)	(10,048)	(63,015)	22,673	108,502	1,226,071

Invesco Floating Rate ESG Fund, Class R6(c)	2.99%	858,876	615,951	(450,703)	24,333	1,073	18,029	143,178	1,049,498

Invesco Fundamental High Yield® Corporate Bond ETF	–	855,943	318,174	(1,166,367)	(34,505)	26,755	6,321	–	–

Invesco High Yield Bond Factor ETF	3.99%	–	1,395,051	(13,538)	19,525	(36)	14,327	54,334	1,401,002

Invesco Income Fund, Class R6(c)	2.00%	858,172	568,648	(744,768)	12,710	6,115	14,416	87,750	700,245

Invesco Intermediate Bond Factor Fund, Class R6	3.00%	–	1,051,642	(18,097)	17,201	(9)	4,654	95,870	1,050,737

Invesco International Bond Fund, Class R6(c)	1.98%	951,738	446,299	(645,624)	(59,713)	5,722	7,410	129,515	695,497

Invesco Short Duration Inflation Protected Fund, Class R6(c)	1.99%	475,484	392,595	(182,502)	6,369	7,436	3,389	63,481	698,924

Invesco Taxable Municipal Bond ETF	9.49%	950,060	2,598,056	(268,887)	42,221	6,670	30,190	100,305	3,328,120

Invesco Variable Rate Investment Grade ETF(c)	3.98%	1,520,716	1,166,568	(1,296,585)	3,219	1,631	6,981	55,590	1,395,031

Total Fixed Income Funds		9,518,556	10,213,057	(8,195,577)	21,312	(7,658)	128,390		11,545,125

Foreign Equity Funds–17.53%
Invesco Emerging Markets All Cap Fund, Class R6	4.45%	95,132	1,450,606	(25,639)	38,509	2,257	–	35,139	1,560,865

Invesco Developing Markets Fund, Class R6	4.21%	–	1,474,152	(75,769)	76,461	534	–	25,902	1,475,378

Invesco International Select Equity Fund, Class R6(b)	1.97%	94,521	626,622	(27,245)	(11,506)	8,292	–	43,769	690,684

Invesco International Small-Mid Company Fund, Class R6	1.48%	189,787	959,341	(636,800)	32,066	(24,113)	–	8,850	520,281

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.98%	190,210	152,911	(18,217)	19,741	1,023	3,625	11,737	345,668

Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	189,517	1,383,597	(657,321)	60,167	61,875	15,582	33,685	1,037,835

Invesco S&P International Developed Low Volatility ETF	1.48%	189,387	947,071	(634,276)	12,404	5,938	11,771	16,840	520,524

Total Foreign Equity Funds		948,554	6,994,300	(2,075,267)	227,842	55,806	30,978		6,151,235

Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.16%	279,187	4,126,531	(4,351,078)	–	–	19	54,640	54,640

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.23%	199,374	2,946,416	(3,063,729)	–	18	13	82,047	82,079

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.18%	319,071	4,716,035	(4,972,660)	–	–	8	62,446	62,446

Total Money Market Funds		797,632	11,788,982	(12,387,467)	–	18	40		199,165

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $32,211,125)	100.04%	19,865,649	38,101,062	(24,810,707)	1,722,546	243,866	198,999		35,096,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2030 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	$–	$2,446,650	$(2,446,650)	$ –	$ –		$11	(e)	–	$–

Invesco Private Prime Fund, 0.12%(d)	–	–	4,605,968	(4,605,968)	–	–		165	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	7,052,618	(7,052,618)	–	–		176			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $32,211,125)	100.04%	$19,865,649	$45,153,680	$(31,863,325)	$1,722,546	$243,866	(f)(g)	$199,175	(f)		$35,096,262

OTHER ASSETS LESS LIABILITIES	(0.04)%										(14,628)

NET ASSETS	100.00%										$35,081,634

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$21,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated Issuers–100.29%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6	2.94%	$275,287	$160,960	$(14,351)	$ 45,249	$ (220)	$4,155	49,202	$466,925

Invesco Macro Allocation Strategy Fund, Class R6(b)	1.99%	182,666	133,905	(7,355)	6,119	(119)	–	33,785	315,216

Total Alternative Funds		457,953	294,865	(21,706)	51,368	(339)	4,155		782,141

Domestic Equity Funds–51.26%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	6.62%	692,215	424,159	(152,437)	81,011	5,139	–	26,911	1,050,087

Invesco Main Street Small Cap Fund, Class R6	4.50%	461,834	235,410	(59,588)	76,405	8,376	213	32,597	713,868

Invesco PureBetaSM MSCI USA ETF	7.00%	553,176	498,875	(62,049)	112,943	6,772	3,640	25,320	1,109,717

Invesco Russell 1000 Dynamic Multifactor ETF	12.19%	825,828	994,491	(93,546)	194,758	11,847	7,861	41,338	1,933,378

Invesco S&P SmallCap Low Volatility ETF	2.97%	321,968	158,632	(57,853)	47,217	1,703	2,565	10,059	471,667

Invesco U.S. Managed Volatility Fund, Class R6	17.98%	1,839,318	961,497	(232,727)	261,886	22,449	–	209,122	2,852,423

Total Domestic Equity Funds		4,694,339	3,273,064	(658,200)	774,220	56,286	14,279		8,131,140

Fixed Income Funds–22.97%
Invesco Core Plus Bond Fund, Class R6	3.00%	870,904	380,118	(758,269)	(4,937)	(12,379)	6,823	42,074	475,437

Invesco Floating Rate ESG Fund, Class R6(c)	1.00%	229,726	67,552	(142,622)	4,374	(745)	2,363	21,591	158,263

Invesco Fundamental High Yield® Corporate Bond ETF	–	183,066	39,218	(220,891)	(9,434)	8,041	1,125	–	–

Invesco High Yield Bond Factor ETF	2.99%	–	482,970	(15,371)	6,472	(14)	4,813	18,385	474,057

Invesco Income Fund, Class R6(c)	1.50%	137,699	105,271	(9,095)	3,050	772	3,324	29,773	237,591

Invesco Intermediate Bond Factor Fund, Class R6	2.50%	–	407,283	(16,825)	6,350	47	1,726	36,210	396,855

Invesco International Bond Fund, Class R6(c)	1.49%	274,850	115,216	(138,677)	(22,918)	8,585	2,031	43,944	235,977

Invesco Short Duration Inflation Protected Fund, Class R6(c)	1.49%	228,803	143,042	(139,777)	373	4,972	1,143	21,534	237,093

Invesco Taxable Municipal Bond ETF	6.02%	640,051	520,037	(206,679)	(7,103)	8,349	10,386	28,772	954,655

Invesco Variable Rate Investment Grade ETF(c)	2.98%	914,709	394,973	(838,438)	(3,643)	5,924	2,806	18,860	473,292

Total Fixed Income Funds		3,479,808	2,655,680	(2,486,644)	(27,416)	23,552	36,540		3,643,220

Foreign Equity Funds–20.57%
Invesco Emerging Markets All Cap Fund, Class R6	5.43%	45,783	818,014	(23,550)	17,444	3,200	–	19,381	860,891

Invesco Developing Markets Fund, Class R6	5.25%	46,538	756,768	(8,038)	37,238	60	–	14,617	832,566

Invesco International Select Equity Fund, Class R6(b)	1.97%	90,982	228,227	(6,036)	(1,835)	1,803	–	19,844	313,141

Invesco International Small-Mid Company Fund, Class R6	2.00%	91,337	417,403	(202,412)	18,418	(7,658)	–	5,393	317,088

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	91,534	58,052	(1,950)	9,093	(20)	1,587	5,321	156,709

Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	91,179	620,282	(295,628)	18,349	35,332	6,704	15,239	469,514

Invesco S&P International Developed Low Volatility ETF	1.97%	91,140	414,241	(200,791)	6,568	1,898	5,653	10,128	313,056

Total Foreign Equity Funds		548,493	3,312,987	(738,405)	105,275	34,615	13,944		3,262,965

Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.18%	277,562	1,659,601	(1,909,219)	–	–	8	27,944	27,944

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.18%	199,001	1,185,430	(1,355,439)	–	19	6	28,999	29,011

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.20%	317,214	1,896,687	(2,181,966)	–	–	3	31,935	31,935

Total Money Market Funds		793,777	4,741,718	(5,446,624)	–	19	17		88,890

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $14,182,279)	100.29%	9,974,370	14,278,314	(9,351,579)	903,447	114,133	68,935		15,908,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2035 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.29%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	$–	$1,080,473	$(1,080,473)	$ –	$ –		$ 6	(e)	–	$–

Invesco Private Prime Fund, 0.12%(d)	–	–	1,968,436	(1,968,436)	–	–		119	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	3,048,909	(3,048,909)	–	–		125			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $14,182,279)	100.29%	$9,974,370	$17,327,223	$(12,400,488)	$903,447	$114,133	(f)(g)	$69,060	(f)		$15,908,356

OTHER ASSETS LESS LIABILITIES	(0.29)%										(45,863)

NET ASSETS	100.00%										$15,862,493

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$8,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Alternative Funds–1.95%
Invesco Global Real Estate Income Fund, Class R6	1.95%	$ 260,542	$ 294,047	$ (202,130)	$ 39,985	$ 8,445	$ 4,601	42,243	$ 400,889

Invesco Macro Allocation Strategy Fund, Class R6(b)	–	172,898	185,774	(354,291)	(11,298)	6,917	–	–	–

Total Alternative Funds		433,440	479,821	(556,421)	28,687	15,362	4,601		400,889

Domestic Equity Funds–59.06%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	9.05%	873,503	1,059,860	(199,881)	106,000	23,697	–	47,749	1,863,179

Invesco Main Street Small Cap Fund, Class R6	5.45%	524,530	598,837	(115,027)	111,576	16,147	350	51,233	1,122,007

Invesco PureBetaSM MSCI USA ETF	10.03%	698,080	1,430,895	(265,808)	189,138	14,609	5,573	47,160	2,066,914

Invesco Russell 1000 Dynamic Multifactor ETF	13.50%	1,042,436	1,586,312	(156,468)	296,589	11,421	12,567	59,446	2,780,290

Invesco S&P SmallCap Low Volatility ETF	2.97%	348,286	354,944	(159,451)	57,485	10,041	3,739	13,037	611,305

Invesco U.S. Managed Volatility Fund, Class R6	18.06%	1,566,781	1,916,643	(132,009)	352,157	15,802	–	272,682	3,719,374

Total Domestic Equity Funds		5,053,616	6,947,491	(1,028,644)	1,112,945	91,717	22,229		12,163,069

Fixed Income Funds–14.82%
Invesco Core Plus Bond Fund, Class R6	0.99%	390,486	315,269	(491,424)	(374)	(9,963)	3,439	18,053	203,994

Invesco High Yield Bond Factor ETF	1.98%	–	410,442	(8,572)	5,729	(15)	4,267	15,807	407,584

Invesco Income Fund, Class R6(c)	0.99%	217,228	213,206	(231,283)	3,236	1,674	4,119	25,550	203,892

Invesco Intermediate Bond Factor Fund, Class R6	2.47%	–	514,230	(14,198)	8,440	30	2,301	46,396	508,502

Invesco International Bond Fund, Class R6(c)	0.98%	173,447	128,452	(87,278)	(18,053)	4,886	2,087	37,403	200,854

Invesco Short Duration Inflation Protected Fund, Class R6(c)	–	129,933	139,089	(270,398)	(2,879)	4,390	507	–	–

Invesco Taxable Municipal Bond ETF	4.95%	562,498	745,408	(293,497)	(2,572)	7,585	10,655	30,724	1,019,422

Invesco Variable Rate Investment Grade ETF(c)	2.46%	865,728	588,814	(948,148)	514	804	2,646	20,224	507,521

Total Fixed Income Funds		2,339,320	3,054,910	(2,344,798)	(5,959)	9,391	30,021		3,051,769

Foreign Equity Funds–23.70%
Invesco Emerging Markets All Cap Fund, Class R6	5.68%	87,360	1,074,576	(17,765)	20,597	4,812	–	26,330	1,169,580

Invesco Developing Markets Fund, Class R6	5.73%	87,456	1,050,073	(6,574)	47,387	857	–	20,702	1,179,199

Invesco International Select Equity Fund, Class R6(b)	2.47%	86,072	525,583	(96,950)	(12,638)	6,959	–	32,258	509,026

Invesco International Small-Mid Company Fund, Class R6	1.99%	173,397	501,244	(278,866)	24,368	(10,419)	–	6,969	409,724

Invesco PureBetaSM FTSE Developed ex-North America ETF	2.94%	129,952	469,181	(24,672)	29,849	939	6,353	20,551	605,249

Invesco RAFI™ Strategic Developed ex-US ETF	2.93%	172,615	767,308	(405,772)	34,980	34,683	9,042	19,598	603,814

Invesco S&P International Developed Low Volatility ETF	1.96%	129,407	557,473	(294,003)	9,291	2,042	7,633	13,077	404,210

Total Foreign Equity Funds		866,259	4,945,438	(1,124,602)	153,834	39,873	23,028		4,880,802

Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.19%	59,148	2,442,918	(2,462,759)	–	–	11	39,307	39,307

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.17%	42,240	1,744,941	(1,752,068)	–	4	7	35,103	35,117

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.22%	67,597	2,791,906	(2,814,580)	–	–	5	44,923	44,923

Total Money Market Funds		168,985	6,979,765	(7,029,407)	–	4	23		119,347

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $18,442,887)	100.11%	8,861,620	22,407,425	(12,083,872)	1,289,507	156,347	79,902		20,615,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2040 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	$–	$1,513,832	$(1,513,832)	$ –	$ –		$ 8	(e)	–	$–

Invesco Private Prime Fund, 0.12%(d)	–	–	2,635,639	(2,635,639)	–	–		130	(e)	–	–

Total Investments Purchased with Cash Collateral from

Securities on Loan (Cost $0)	0.00%	–	4,149,471	(4,149,471)	–	–		138			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $18,442,887)	100.11%	$8,861,620	$26,556,896	$(16,233,343)	$1,289,507	$156,347	(f)(g)	$80,040	(f)		$20,615,876

OTHER ASSETS LESS LIABILITIES	(0.11)%										(23,042)

NET ASSETS	100.00%										$20,592,834

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$14,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated Issuers–99.80%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	–	$ 189,133	$ 45,976	$ (245,996)	$ (5,669)	$ 16,556		$ 1,221		–	$ –

Domestic Equity Funds–63.99%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	8.98%	634,043	272,533	(149,111)	54,417	18,160		–		21,272	830,042

Invesco Main Street Small Cap Fund, Class R6	5.97%	475,930	228,458	(238,554)	61,980	30,821		174		25,189	551,645

Invesco PureBetaSM MSCI USA ETF	12.00%	728,396	320,428	(70,363)	118,512	12,350		4,085		25,311	1,109,323

Invesco Russell 1000 Dynamic Multifactor ETF	17.03%	1,008,665	538,109	(167,065)	169,012	25,837		6,878		33,666	1,574,558

Invesco S&P SmallCap Low Volatility ETF	3.00%	316,020	64,434	(139,319)	24,106	12,301		1,698		5,919	277,542

Invesco U.S. Managed Volatility Fund, Class R6	17.01%	947,771	525,662	(63,772)	153,508	8,622		–		115,233	1,571,791

Total Domestic Equity Funds		4,110,825	1,949,624	(828,184)	581,535	108,091		12,835			5,914,901

Fixed Income Funds–9.99%
Invesco 1-30 Laddered Treasury ETF	–	314,511	58,086	(355,158)	4,757	(22,196)		441		–	–

Invesco High Yield Bond Factor ETF	1.49%	–	138,253	(2,006)	1,961	–		1,441		5,360	138,208

Invesco Intermediate Bond Factor Fund, Class R6	2.50%	–	232,394	(5,043)	3,845	23		1,042		21,097	231,219

Invesco Taxable Municipal Bond ETF	4.01%	188,471	290,867	(116,496)	3,387	4,193		3,139		11,164	370,422

Invesco Variable Rate Investment Grade ETF(c)	1.99%	691,298	102,140	(610,532)	(8,448)	9,571		1,003		7,326	183,846

Total Fixed Income Funds		1,194,280	821,740	(1,089,235)	5,502	(8,409)		7,066			923,695

Foreign Equity Funds–25.79%
Invesco Emerging Markets All Cap Fund, Class R6	6.20%	94,089	474,985	(11,837)	12,880	2,918		–		12,900	573,035

Invesco Developing Markets Fund, Class R6	6.22%	95,847	468,528	(17,521)	24,545	3,682		–		10,096	575,081

Invesco International Select Equity Fund, Class R6(b)	2.46%	93,759	176,063	(42,981)	(17,048)	17,433		–		14,400	227,226

Invesco International Small-Mid Company Fund, Class R6	1.97%	156,834	144,288	(125,797)	10,276	(3,082)		–		3,105	182,519

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.97%	125,753	274,602	(55,139)	19,247	2,085		4,000		12,446	366,548

Invesco RAFI™ Strategic Developed ex-US ETF	2.98%	125,310	332,937	(220,754)	6,448	31,223		4,277		8,931	275,164

Invesco S&P International Developed Low Volatility ETF	1.99%	125,238	174,904	(122,100)	4,493	1,472		3,416		5,953	184,007

Total Foreign Equity Funds		816,830	2,046,307	(596,129)	60,841	55,731		11,693			2,383,580

Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.01%	63,733	767,461	(829,767)	–	–		4		1,427	1,427

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	–	51,674	548,186	(599,866)	–	6		3		–	–

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.02%	72,838	877,098	(948,305)	–	–		2		1,631	1,631

Total Money Market Funds		188,245	2,192,745	(2,377,938)	–	6		9			3,058

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $7,738,695)	99.80%	6,499,313	7,056,392	(5,137,482)	642,209	171,975		32,824			9,225,234

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	17,613	323,783	(341,396)	–	–		3	(e)	–	–

Invesco Private Prime Fund, 0.12%(d)	–	24,883	520,701	(545,586)	–	2		49	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	42,496	844,484	(886,982)	–	2		52			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,738,695)	99.80%	$6,541,809	$7,900,876	$(6,024,464)	$642,209	$171,977	(f)(g)	$32,876	(f)		$9,225,234

OTHER ASSETS LESS LIABILITIES	0.20%										18,907

NET ASSETS	100.00%										$9,244,141

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$6,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated Issuers–100.47%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/21	Value 06/30/21

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6	–	$ 116,870	$ 147,774	$ (276,935)	$ (3,220)	$15,511	$ 1,375		–	$ –

Domestic Equity Funds–67.60%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	7.98%	588,788	895,424	(300,199)	87,822	(4,732)	–		32,473	1,267,103

Invesco Main Street Small Cap Fund, Class R6	6.19%	530,343	738,115	(400,389)	109,091	17,819	302		44,880	982,866

Invesco PureBetaSM MSCI USA ETF	15.01%	823,412	1,364,846	(60,529)	254,740	(609)	8,463		54,346	2,381,860

Invesco Russell 1000 Dynamic Multifactor ETF	18.96%	1,001,554	1,904,382	(203,523)	306,245	1,178	12,618		64,354	3,009,836

Invesco S&P SmallCap Low Volatility ETF	3.49%	352,645	355,668	(212,432)	51,934	6,050	3,250		11,812	553,865

Invesco U.S. Managed Volatility Fund, Class R6	15.97%	762,760	1,547,789	(13,907)	237,322	1,071	–		185,852	2,535,035

Total Domestic Equity Funds		4,059,502	6,806,224	(1,190,979)	1,047,154	20,777	24,633			10,730,565

Fixed Income Funds–4.99%
Invesco 1-30 Laddered Treasury ETF	–	406,820	266,841	(642,250)	5,367	(36,778)	813		–	–

Invesco Intermediate Bond Factor Fund, Class R6	2.00%	–	311,736	–	5,132	–	1,387		28,911	316,868

Invesco Taxable Municipal Bond ETF	2.00%	–	305,802	–	10,934	–	2,024		9,546	316,736

Invesco Variable Rate Investment Grade ETF(c)	0.99%	406,162	260,484	(509,092)	(2,163)	2,550	958		6,290	157,848

Total Fixed Income Funds		812,982	1,144,863	(1,151,342)	19,270	(34,228)	5,182			791,452

Foreign Equity Funds–26.95%
Invesco Emerging Markets All Cap Fund, Class R6	6.42%	89,415	911,566	(3,220)	21,446	14	–		22,945	1,019,221

Invesco Developing Markets Fund, Class R6	6.44%	89,524	899,687	(7,175)	40,866	38	–		17,959	1,022,940

Invesco International Select Equity Fund, Class R6(b)	2.95%	88,066	456,261	(71,883)	(20,652)	16,602	–		29,683	468,394

Invesco International Small-Mid Company Fund, Class R6	2.24%	177,450	415,877	(250,823)	22,854	(10,525)	–		6,036	354,833

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.95%	144,321	527,002	(76,320)	32,822	(899)	6,827		21,287	626,926

Invesco RAFI™ Strategic Developed ex-US ETF	2.97%	144,281	631,721	(362,011)	19,776	36,886	7,294		15,276	470,653

Invesco S&P International Developed Low Volatility ETF	1.98%	145,902	379,809	(219,914)	7,614	1,284	5,802		10,181	314,695

Total Foreign Equity Funds		878,959	4,221,923	(991,346)	124,726	43,400	19,923			4,277,662

Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.32%	23,967	2,121,950	(2,095,627)	–	–	10		50,290	50,290

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.25%	17,117	1,515,679	(1,492,522)	–	2	6		40,260	40,276

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.36%	27,390	2,425,086	(2,395,002)	–	–	4		57,474	57,474

Total Money Market Funds		68,474	6,062,715	(5,983,151)	–	2	20			148,040

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $14,025,346)	100.47%	5,936,787	18,383,499	(9,593,753)	1,187,930	45,462	51,133			15,947,719

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	–	364,559	(364,559)	–	–	2	(e)	–	–

Invesco Private Prime Fund, 0.12%(d)	–	–	590,924	(590,924)	–	–	53	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	955,483	(955,483)	–	–	55			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $14,025,346)	100.47%	$5,936,787	$19,338,982	$(10,549,236)	$1,187,930	$45,462 (f)	$51,188			$15,947,719

OTHER ASSETS LESS LIABILITIES	(0.47)%									(74,377)

NET ASSETS	100.00%									$15,873,342

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                       Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$12,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated Issuers–100.57%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Domestic Equity Funds–67.72%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	8.15%	$298,515	$131,881	$(74,951)	$ 31,284	$ (659)	$ –	9,894	$386,070

Invesco Main Street Small Cap Fund, Class R6	6.18%	298,770	91,524	(140,751)	20,050	26,436	86	13,360	292,588

Invesco PureBetaSM MSCI USA ETF	14.98%	492,006	199,726	(63,537)	81,206	(6)	2,664	16,186	709,395

Invesco Russell 1000 Dynamic Multifactor ETF	18.93%	534,210	355,947	(97,033)	96,568	6,328	3,660	19,158	896,020

Invesco S&P SmallCap Low Volatility ETF	3.48%	208,304	53,700	(120,932)	11,426	12,367	1,049	3,516	164,865

Invesco U.S. Managed Volatility Fund, Class R6	16.00%	342,082	349,284	(4,476)	70,489	195	–	55,541	757,574

Total Domestic Equity Funds		2,173,887	1,182,062	(501,680)	311,023	44,661	7,459		3,206,512

Fixed Income Funds–4.97%
Invesco 1-30 Laddered Treasury ETF	–	190,037	35,610	(214,447)	2,472	(13,672)	290	–	–

Invesco Intermediate Bond Factor Fund, Class R6	1.99%	–	92,841	–	1,490	–	401	8,607	94,331

Invesco Taxable Municipal Bond ETF	1.99%	–	95,955	(5,017)	3,104	23	582	2,835	94,065

Invesco Variable Rate Investment Grade ETF(c)	0.99%	102,159	18,897	(74,236)	(619)	803	177	1,872	46,978

Total Fixed Income Funds		292,196	243,303	(293,700)	6,447	(12,846)	1,450		235,374

Foreign Equity Funds–26.88%
Invesco Emerging Markets All Cap Fund, Class R6	6.41%	44,961	250,858	–	7,635	–	–	6,832	303,454

Invesco Developing Markets Fund, Class R6	6.43%	60,062	230,206	–	14,280	–	–	5,347	304,548

Invesco International Select Equity Fund, Class R6(b)	2.94%	59,070	93,685	(14,107)	(4,820)	5,151	–	8,807	138,979

Invesco International Small-Mid Company Fund, Class R6	2.22%	88,490	55,714	(43,635)	6,177	(1,450)	–	1,791	105,296

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.94%	87,252	125,996	(37,323)	10,742	(35)	2,037	6,337	186,632

Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	87,369	148,942	(115,248)	3,172	15,889	2,143	4,548	140,124

Invesco S&P International Developed Low Volatility ETF	1.98%	73,416	73,354	(56,020)	2,322	616	1,623	3,031	93,688

Total Foreign Equity Funds		500,620	978,755	(266,333)	39,508	20,171	5,803		1,272,721

Money Market Funds–1.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.34%	19,925	372,040	(375,961)	–	–	2	16,004	16,004

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.27%	14,231	265,743	(267,107)	–	1	1	12,863	12,868

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.39%	22,771	425,188	(429,668)	–	–	1	18,291	18,291

Total Money Market Funds		56,927	1,062,971	(1,072,736)	–	1	4		47,163

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,946,233)	100.57%	$3,023,630	$3,467,091	$(2,134,449)	$356,978	$51,987 (e)	$14,716		$4,761,770

OTHER ASSETS LESS LIABILITIES	(0.57)%								(27,050)

NET ASSETS	100.00%								$4,734,720

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$3,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                       Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated Issuers–100.58%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/21	Value 06/30/21

Domestic Equity Funds–67.76%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	8.18%	$367,327	$217,857	$(97,051)	$ 38,756	$ 2,566	$ –		13,569	$529,455

Invesco Main Street Small Cap Fund, Class R6	6.20%	422,740	142,527	(216,477)	39,141	18,320	121		18,328	401,385

Invesco PureBetaSM MSCI USA ETF	14.96%	678,739	376,741	(204,822)	113,959	3,537	4,156		22,090	968,154

Invesco Russell 1000 Dynamic Multifactor ETF	18.99%	697,937	504,097	(115,657)	141,203	1,536	5,228		26,280	1,229,116

Invesco S&P SmallCap Low Volatility ETF	3.49%	293,206	113,420	(218,636)	22,896	15,264	1,667		4,823	226,150

Invesco U.S. Managed Volatility Fund, Class R6	15.94%	364,570	570,743	–	96,458	–	–		75,644	1,031,771

Total Domestic Equity Funds		2,824,519	1,925,385	(852,643)	452,413	41,223	11,172			4,386,031

Fixed Income Funds–5.00%
Invesco 1-30 Laddered Treasury ETF	–	145,265	88,629	(216,654)	1,865	(19,105)	489		–	–

Invesco Intermediate Bond Factor Fund, Class R6	2.00%	–	127,284	–	2,081	–	559		11,804	129,365

Invesco Taxable Municipal Bond ETF	2.00%	–	131,117	(5,812)	4,312	50	805		3,908	129,667

Invesco Variable Rate Investment Grade ETF(c)	1.00%	36,211	28,084	–	182	–	227		2,569	64,469

Total Fixed Income Funds		181,476	375,114	(222,466)	8,440	(19,055)	2,080			323,501

Foreign Equity Funds–26.93%
Invesco Emerging Markets All Cap Fund, Class R6	6.43%	73,930	332,240	–	10,133	–	–		9,372	416,303

Invesco Developing Markets Fund, Class R6	6.44%	74,424	322,742	–	19,405	–	–		7,313	416,571

Invesco International Select Equity Fund, Class R6(b)	2.95%	72,817	141,001	(22,966)	(7,201)	7,630	–		12,122	191,281

Invesco International Small-Mid Company Fund, Class R6	2.22%	129,014	75,662	(66,979)	9,047	(2,811)	–		2,448	143,933

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.95%	108,166	189,325	(56,220)	14,794	(636)	2,864		8,673	255,429

Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	108,491	224,707	(167,796)	12,723	13,174	3,022		6,209	191,299

Invesco S&P International Developed Low Volatility ETF	1.99%	90,480	115,391	(80,998)	3,184	467	2,299		4,158	128,524

Total Foreign Equity Funds		657,322	1,401,068	(394,959)	62,085	17,824	8,185			1,743,340

Money Market Funds–0.89%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.30%	18,349	668,844	(667,560)	–	–	3		19,633	19,633

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.24%	13,080	477,746	(475,282)	–	1	2		15,538	15,545

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.35%	20,971	764,393	(762,926)	–	–	1		22,438	22,438

Total Money Market Funds		52,400	1,910,983	(1,905,768)	–	1	6			57,616

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,452,780)	100.58%	3,715,717	5,612,550	(3,375,836)	522,938	39,993	21,443			6,510,488

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.02%(d)	–	–	263,384	(263,384)	–	–	3	(e)	–	–

Invesco Private Prime Fund, 0.12%(d)	–	–	393,577	(393,577)	–	–	30	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	656,961	(656,961)	–	–	33			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,452,780)	100.58%	$3,715,717	$6,269,511	$(4,032,797)	$522,938	$39,993 (f)	$21,476			$6,510,488

OTHER ASSETS LESS LIABILITIES	(0.58)%									(37,822)

NET ASSETS	100.00%									$6,472,666

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$4,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated Issuers–99.69%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Domestic Equity Funds–67.28%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	8.16%	$281,865	$159,801	$(73,180)	$ 30,074	$ 1,326	$ –	10,248	$399,886

Invesco Main Street Small Cap Fund, Class R6	6.12%	324,431	124,088	(186,698)	19,824	21,824	83	13,705	300,140

Invesco PureBetaSM MSCI USA ETF	14.95%	520,902	301,437	(173,871)	80,940	3,085	2,937	16,713	732,493

Invesco Russell 1000 Dynamic Multifactor ETF	18.72%	532,462	400,186	(116,524)	98,997	2,319	3,784	19,616	917,440

Invesco S&P SmallCap Low Volatility ETF	3.43%	224,803	80,880	(164,329)	9,182	17,799	1,186	3,590	168,335

Invesco U.S. Managed Volatility Fund, Class R6	15.90%	280,896	447,882	(18,404)	67,129	1,835	–	57,136	779,338

Total Domestic Equity Funds		2,165,359	1,514,274	(733,006)	306,146	48,188	7,990		3,297,632

Fixed Income Funds–4.98%
Invesco 1-30 Laddered Treasury ETF	–	112,138	53,285	(153,503)	1,404	(13,324)	331	–	–

Invesco Intermediate Bond Factor Fund, Class R6	1.99%	–	96,086	–	1,503	–	405	8,904	97,589

Invesco Taxable Municipal Bond ETF	2.00%	–	98,835	(4,197)	3,140	36	586	2,948	97,814

Invesco Variable Rate Investment Grade ETF(c)	0.99%	27,939	20,448	–	128	–	159	1,933	48,509

Total Fixed Income Funds		140,077	268,654	(157,700)	6,175	(13,288)	1,481		243,912

Foreign Equity Funds–26.75%
Invesco Emerging Markets All Cap Fund, Class R6	6.38%	56,969	250,493	(2,673)	7,990	(138)	–	7,038	312,641

Invesco Developing Markets Fund, Class R6	6.39%	57,015	250,282	(8,088)	14,152	(42)	–	5,501	313,319

Invesco International Select Equity Fund, Class R6(b)	2.93%	56,116	105,727	(18,546)	(6,871)	7,084	–	9,094	143,510

Invesco International Small-Mid Company Fund, Class R6	2.21%	98,293	55,462	(50,506)	6,914	(1,906)	–	1,842	108,257

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.93%	83,844	142,975	(44,614)	10,573	(109)	2,090	6,542	192,669

Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	83,558	162,277	(120,003)	2,007	16,475	2,200	4,684	144,314

Invesco S&P International Developed Low Volatility ETF	1.96%	69,727	84,636	(61,143)	2,306	635	1,654	3,111	96,161

Total Foreign Equity Funds		505,522	1,051,852	(305,573)	37,071	21,999	5,944		1,310,871

Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.06%	13,231	519,220	(529,591)	–	–	2	2,860	2,860

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.55%	15,189	370,871	(358,986)	–	1	2	27,064	27,075

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.07%	15,122	593,394	(605,247)	–	–	1	3,269	3,269

Total Money Market Funds		43,542	1,483,485	(1,493,824)	–	1	5		33,204

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,123,205)	99.69%	$2,854,500	$4,318,265	$(2,690,103)	$349,392	$56,900 (e)	$15,420		$4,885,619

OTHER ASSETS LESS LIABILITIES	0.31%								15,251

NET ASSETS	100.00%								$4,900,870

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.

(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$3,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                      Invesco Peak Retirement™ Funds

Portfolio Composition*

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ Destination Fund

By fund type, based on total investments
Fixed Income Funds	57.24%
Equity Funds	26.36
Alternative Funds	11.18
Money Market Funds	5.22

Invesco Peak Retirement™ 2010 Fund

By fund type, based on total investments
Fixed Income Funds	54.89%
Equity Funds	30.61
Alternative Funds	9.09
Money Market Funds	5.41

Invesco Peak Retirement™ 2015 Fund

By fund type, based on total investments
Fixed Income Funds	52.73%
Equity Funds	35.68
Alternative Funds	6.37
Money Market Funds	5.22

Invesco Peak Retirement™ 2020 Fund

By fund type, based on total investments
Fixed Income Funds	48.24%
Equity Funds	40.76
Alternative Funds	4.89
Money Market Funds	6.11

Invesco Peak Retirement™ 2025 Fund

By fund type, based on total investments
Equity Funds	51.90%
Fixed Income Funds	43.07
Alternative Funds	4.96
Money Market Funds	0.07

Invesco Peak Retirement™ 2030 Fund

By fund type, based on total investments
Equity Funds	61.60%
Fixed Income Funds	32.89
Alternative Funds	4.94
Money Market Funds	0.57

Invesco Peak Retirement™ 2035 Fund

By fund type, based on total investments
Equity Funds	71.62%
Fixed Income Funds	22.90
Alternative Funds	4.92
Money Market Funds	0.56

Invesco Peak Retirement™ 2040 Fund

By fund type, based on total investments
Equity Funds	82.68%
Fixed Income Funds	14.80
Alternative Funds	1.94
Money Market Funds	0.58

Invesco Peak Retirement™ 2045 Fund

By fund type, based on total investments
Equity Funds	89.96%
Fixed Income Funds	10.01
Money Market Funds	0.03

Invesco Peak Retirement™ 2050 Fund

By fund type, based on total investments
Equity Funds	94.11%
Fixed Income Funds	4.96
Money Market Funds	0.93

Invesco Peak Retirement™ 2055 Fund

By fund type, based on total investments
Equity Funds	94.07%
Fixed Income Funds	4.94
Money Market Funds	0.99

Invesco Peak Retirement™ 2060 Fund

By fund type, based on total investments
Equity Funds	94.15%
Fixed Income Funds	4.97
Money Market Funds	0.88

Invesco Peak Retirement™ 2065 Fund

By fund type, based on total investments
Equity Funds	94.33%
Fixed Income Funds	4.99
Money Market Funds	0.68

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Data presented here are as of June 30, 2021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities

June 30, 2021

(Unaudited)

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund
Assets:
Investments in affiliated underlying funds, at value	$4,558,820	$303,424	$1,789,002	$11,526,902	$19,285,119	$35,096,262
Receivable for: Investments sold - affiliated underlying funds	–	–	–	5,862	135,350	45,003
Fund shares sold	57	–	165	2,529	56,883	22,649
Dividends - affiliated underlying funds	3,203	206	1,133	5,421	7,878	10,693
Investment for trustee deferred compensation and retirement plans	12,735	–	12,734	12,739	12,754	12,755
Other assets	59,318	87,851	53,901	55,073	56,104	59,113
Total assets	4,634,133	391,481	1,856,935	11,608,526	19,554,088	35,246,475

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	3,211	206	1,135	206,401	7,897	10,718
Fund shares reacquired	–	–	–	–	–	4,579
Amount due custodian	–	–	–	–	33,306	–
Accrued fees to affiliates	35,644	75,869	34,696	63,272	97,527	110,126
Accrued trustees’ and officers’ fees and benefits	458	–	416	361	–	371
Accrued other operating expenses	32,780	12,063	22,541	25,275	23,856	26,292
Trustee deferred compensation and retirement plans	12,735	–	12,734	12,739	12,754	12,755
Total liabilities	84,828	88,138	71,522	308,048	175,340	164,841
Net assets applicable to shares outstanding	$4,549,305	$303,343	$1,785,413	$11,300,478	$19,378,748	$35,081,634

Net assets consist of:
Shares of beneficial interest	$4,331,216	$300,060	$1,672,122	$10,563,884	$17,444,748	$31,824,825
Distributable earnings	218,089	3,283	113,291	736,594	1,934,000	3,256,809
	$4,549,305	$303,343	$1,785,413	$11,300,478	$19,378,748	$35,081,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2021

(Unaudited)

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Net Assets:
Class A	$3,777,944	$ 10,116	$ 863,908	$ 6,657,259	$14,472,304	$22,954,139

Class C	$ 181,995	$ 10,104	$ 219,564	$ 1,835,392	$ 2,600,027	$ 5,034,773

Class R	$ 120,483	$ 10,112	$ 214,479	$ 2,228,967	$ 2,128,433	$ 6,764,798

Class Y	$ 42,635	$ 10,120	$ 44,327	$ 114,058	$ 154,795	$ 304,663

Class R5	$ 106,576	$ 10,121	$ 110,798	$ 116,216	$ 11,988	$ 12,029

Class R6	$ 319,672	$252,770	$ 332,337	$ 348,586	$ 11,201	$ 11,232

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	354,833	1,001	78,331	576,824	1,209,069	1,877,085

Class C	17,084	1,001	20,104	160,657	220,570	417,120

Class R	11,308	1,001	19,525	193,938	178,478	555,906

Class Y	4,001	1,001	4,001	9,819	12,861	24,765

Class R5	10,001	1,001	10,001	10,001	997	978

Class R6	30,001	25,001	30,001	30,001	931	913

Class A: Net asset value per share	$ 10.65	$ 10.11	$ 11.03	$ 11.54	$ 11.97	$ 12.23

Maximum offering price per share (Net asset value ÷ 94.50%)	$ 11.27	$ 10.70	$ 11.67	$ 12.21	$ 12.67	$ 12.94

Class C: Net asset value and offering price per share	$ 10.65	$ 10.09	$ 10.92	$ 11.42	$ 11.79	$ 12.07

Class R: Net asset value and offering price per share	$ 10.65	$ 10.10	$ 10.98	$ 11.49	$ 11.93	$ 12.17

Class Y: Net asset value and offering price per share	$ 10.66	$ 10.11	$ 11.08	$ 11.62	$ 12.04	$ 12.30

Class R5: Net asset value and offering price per share	$ 10.66	$ 10.11	$ 11.08	$ 11.62	$ 12.02	$ 12.30

Class R6: Net asset value and offering price per share	$ 10.66	$ 10.11	$ 11.08	$ 11.62	$ 12.03	$ 12.30

Cost of Investments in affiliated underlying funds	$4,259,350	$301,536	$1,674,458	$10,822,965	$17,655,538	$32,211,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2021

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund
Assets:
Investments in affiliated underlying funds, at value	$15,908,356	$20,615,876	$9,225,234	$15,947,719	$4,761,770	$6,510,488

Receivable for:
Investments sold - affiliated underlying funds	–	3,979	110,776	43,976	–	–

Fund shares sold	19,868	25,296	13,850	31,525	11,981	7,710

Dividends - affiliated underlying funds	3,212	2,255	359	478	141	194

Investment for trustee deferred compensation and retirement plans	12,747	12,744	12,742	12,741	12,736	12,737

Other assets	55,292	58,712	54,536	58,088	54,054	54,104

Total assets	15,999,475	20,718,862	9,417,497	16,094,527	4,840,682	6,585,233

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	3,215	2,253	39,956	95,206	23,520	25,336

Amount due custodian	–	–	27,794	–	–	–

Accrued fees to affiliates	97,654	85,296	69,046	88,763	46,212	50,840

Accrued trustees’ and officers’ fees and benefits	–	403	527	411	413	418

Accrued other operating expenses	23,366	25,332	23,291	24,064	23,081	23,236

Trustee deferred compensation and retirement plans	12,747	12,744	12,742	12,741	12,736	12,737

Total liabilities	136,982	126,028	173,356	221,185	105,962	112,567

Net assets applicable to shares outstanding	$15,862,493	$20,592,834	$9,244,141	$15,873,342	$4,734,720	$6,472,666

Net assets consist of:
Shares of beneficial interest	$14,006,772	$18,213,386	$7,596,088	$13,976,394	$3,899,800	$5,437,283

Distributable earnings	1,855,721	2,379,448	1,648,053	1,896,948	834,920	1,035,383

	$15,862,493	$20,592,834	$9,244,141	$15,873,342	$4,734,720	$6,472,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2021

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Net Assets:
Class A	$8,833,311	$11,965,356	$5,050,912	$8,690,032	$2,514,774	$3,231,951

Class C	$3,125,166	$2,605,585	$1,659,144	$2,648,037	$772,189	$525,292

Class R	$2,952,223	$5,317,336	$2,109,049	$3,739,739	$831,961	$2,076,245

Class Y	$928,853	$681,511	$119,189	$270,135	$86,560	$111,490

Class R5	$11,916	$11,993	$28,706	$131,367	$132,326	$131,939

Class R6	$11,024	$11,053	$277,141	$394,032	$396,910	$395,749

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	704,753	940,508	390,665	665,021	190,888	246,219

Class C	252,570	207,367	130,512	206,023	59,471	40,585

Class R	236,711	420,564	164,112	288,604	63,529	159,144

Class Y	73,713	53,286	9,179	20,564	6,550	8,451

Class R5	946	938	2,209	10,001	10,001	10,001

Class R6	875	864	21,343	30,001	30,001	30,001

Class A:
Net asset value per share	$12.53	$12.72	$12.93	$13.07	$13.17	$13.13

Maximum offering price per share (Net asset value ÷ 94.50%)	$13.26	$13.46	$13.68	$13.83	$13.94	$13.89

Class C:
Net asset value and offering price per share	$12.37	$12.57	$12.71	$12.85	$12.98	$12.94

Class R:
Net asset value and offering price per share	$12.47	$12.64	$12.85	$12.96	$13.10	$13.05

Class Y:
Net asset value and offering price per share	$12.60	$12.79	$12.98	$13.14	$13.22	$13.19

Class R5:
Net asset value and offering price per share	$12.60	$12.79	$13.00	$13.14	$13.23	$13.19

Class R6:
Net asset value and offering price per share	$12.60	$12.79	$12.99	$13.13	$13.23	$13.19

Cost of Investments in affiliated underlying funds	$14,182,279	$18,442,887	$7,738,695	$14,025,346	$3,946,233	$5,452,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Assets:
Investments in affiliated underlying funds, at value	$4,885,619

Receivable for: Fund shares sold	28,476

Dividends - affiliated underlying funds	147

Investment for trustee deferred compensation and retirement plans	12,735

Other assets	54,472

Total assets	4,981,449

Liabilities:
Payable for: Investments purchased - affiliated underlying funds	145

Accrued fees to affiliates	44,217

Accrued trustees’ and officers’ fees and benefits	412

Accrued other operating expenses	23,070

Trustee deferred compensation and retirement plans	12,735

Total liabilities	80,579

Net assets applicable to shares outstanding	$4,900,870

Net assets consist of:
Shares of beneficial interest	$4,097,808

Distributable earnings	803,062

$4,900,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                      Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Net Assets:
Class A	$2,834,377

Class C	$595,203

Class R	$628,077

Class Y	$306,669

Class R5	$134,154

Class R6	$402,390

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	209,801

Class C	45,280

Class R	47,278

Class Y	22,856

Class R5	10,001

Class R6	30,001

Class A: Net asset value per share	$13.51

Maximum offering price per share (Net asset value ÷ 94.50%)	$14.30

Class C: Net asset value and offering price per share	$13.14

Class R: Net asset value and offering price per share	$13.28

Class Y: Net asset value and offering price per share	$13.42

Class R5: Net asset value and offering price per share	$13.41

Class R6: Net asset value and offering price per share	$13.41

Cost of Investments in affiliated underlying funds	$4,123,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                      Invesco Peak Retirement™ Funds

Statements of Operations

For the six months ended June 30, 2021

(Unaudited)

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund[1]	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Investment income:
Dividends from affiliated underlying funds	$52,226	$1,475	$18,630	$90,561	$133,242	$198,954

Securities lending income	925	–	–	1,409	2,102	3,133

Total investment income	53,151	1,475	18,630	91,970	135,344	202,087

Expenses:
Administrative services fees	230	27	114	587	1,170	1,896

Custodian fees	1,578	167	794	505	848	834

Distribution fees:
Class A	3,617	4	836	6,614	15,547	24,532

Class C	872	17	467	8,166	12,405	20,386

Class R	203	9	377	4,764	4,336	13,801

Transfer agent fees – A, C, R and Y	1,711	24	682	3,717	7,598	17,937

Transfer agent fees – R5	4	1	2	3	2	2

Transfer agent fees – R6	10	21	7	8	24	22

Trustees’ and officers’ fees and benefits	10,525	2,898	10,467	10,454	9,470	10,216

Registration and filing fees	41,963	22,310	41,874	42,360	42,732	43,521

Reports to shareholders	–	3,491	4,051	5,285	8,325	7,094

Professional services fees	16,956	7,090	16,462	16,156	16,444	16,464

Taxes	20	–	12	–	–	–

Other	(2,249)	1,914	5,216	5,121	5,282	5,794

Total expenses	75,440	37,973	81,361	103,740	124,183	162,499

Less: Fees waived and/or expenses reimbursed	(69,546)	(37,893)	(79,099)	(79,840)	(84,730)	(91,982)

Net expenses	5,894	80	2,262	23,900	39,453	70,517

Net investment income	47,257	1,395	16,368	68,070	95,891	131,570

Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	24,191	–	8,538	39,014	163,339	222,322

Capital gain distributions from affiliated underlying fund shares	–	–	592	6,132	12,705	21,589

	24,191	–	9,130	45,146	176,044	243,911

Change in net unrealized appreciation of affiliated underlying fund shares	148,615	1,888	57,935	444,933	802,852	1,722,546

Net realized and unrealized gain	172,806	1,888	67,065	490,079	978,896	1,966,457

Net increase in net assets resulting from operations	$220,063	$3,283	$83,433	$558,149	$1,074,787	$2,098,027

[1]	For the period April 30, 2021 (commencement of investment operations) through June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                      Invesco Peak Retirement™ Funds

Statements of Operations-(continued)

For the six months ended June 30, 2021

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Investment income:
Dividends from affiliated underlying funds	$68,893	$79,865	$32,799	$51,133	$14,716	$21,443

Securities lending income	1,355	3,254	728	1,524	–	2,655

Total investment income	70,248	83,119	33,527	52,657	14,716	24,098

Expenses:
Administrative services fees	919	1,060	613	786	253	356

Custodian fees	891	833	809	1,717	796	786

Distribution fees:
Class A	8,737	11,980	5,621	8,699	2,549	3,291

Class C	13,466	11,205	7,322	11,028	3,053	2,104

Class R	5,971	10,972	4,416	7,381	1,596	4,512

Transfer agent fees – A, C, R and Y	14,413	15,196	12,141	19,986	11,761	14,452

Transfer agent fees – R5	1	3	2	3	3	1

Transfer agent fees – R6	7	25	21	8	8	2

Trustees’ and officers’ fees and benefits	8,140	10,522	10,706	10,515	10,489	10,487

Registration and filing fees	42,467	43,593	42,128	43,300	41,965	41,990

Reports to shareholders	8,135	8,963	3,580	6,283	4,263	2,723

Professional services fees	16,223	16,709	17,459	16,187	17,284	16,294

Taxes	–	25	–	–	–	–

Other	5,311	5,062	5,336	5,177	4,560	5,218

Total expenses	124,681	136,148	110,154	131,070	98,580	102,216

Less: Fees waived and/or expenses reimbursed	(90,885)	(93,552)	(88,326)	(96,612)	(89,040)	(88,970)

Net expenses	33,796	42,596	21,828	34,458	9,540	13,246

Net investment income	36,452	40,523	11,699	18,199	5,176	10,852

Realized and unrealized gain from:
Net realized gain from: Affiliated underlying fund shares	105,606	142,328	165,010	33,349	48,546	35,127

Capital gain distributions from affiliated underlying fund shares	8,569	14,056	6,990	12,113	3,441	4,866

	114,175	156,384	172,000	45,462	51,987	39,993

Change in net unrealized appreciation of affiliated underlying fund shares	903,447	1,289,507	642,209	1,187,930	356,978	522,938

Net realized and unrealized gain	1,017,622	1,445,891	814,209	1,233,392	408,965	562,931

Net increase in net assets resulting from operations	$1,054,074	$1,486,414	$825,908	$1,251,591	$414,141	$573,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                      Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the six months ended June 30, 2021

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Investment income:
Dividends from affiliated underlying funds	$15,420

Expenses:
Administrative services fees	250

Custodian fees	784

Distribution fees:
Class A	2,813

Class C	2,241

Class R	1,055

Transfer agent fees – A, C, R and Y	10,262

Transfer agent fees – R5	3

Transfer agent fees – R6	8

Trustees’ and officers’ fees and benefits	10,487

Registration and filing fees	42,162

Reports to shareholders	5,230

Professional services fees	16,479

Taxes	4

Other	5,407

Total expenses	97,185

Less: Fees waived and/or expenses reimbursed	(88,633)

Net expenses	8,552

Net investment income	6,868

Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	53,571

Capital gain distributions from affiliated underlying fund shares	3,329

56,900

Change in net unrealized appreciation of affiliated underlying fund shares	349,392

Net realized and unrealized gain	406,292

Net increase in net assets resulting from operations	$413,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ Destination Fund		Invesco Peak Retirement™ 2010 Fund[1]
	June 30, 2021	December 31, 2020	June 30, 2021

Operations:
Net investment income	$47,257	$44,069	$1,395

Net realized gain (loss)	24,191	(88,970)	–

Change in net unrealized appreciation	148,615	135,828	1,888

Net increase in net assets resulting from operations	220,063	90,927	3,283

Distributions to shareholders from distributable earnings:
Class A	(41,678)	(36,281)	–

Class C	(1,799)	(2,934)	–

Class R	(1,108)	(905)	–

Class Y	(650)	(1,599)	–

Class R5	(1,624)	(3,997)	–

Class R6	(4,872)	(11,989)	–

Total distributions from distributable earnings	(51,731)	(57,705)	–

Share transactions–net:
Class A	1,695,912	1,429,657	10,010

Class C	54,613	26,264	10,010

Class R	75,292	29,548	10,010

Class Y	–	–	10,010

Class R5	–	–	10,010

Class R6	–	–	250,010

Net increase in net assets resulting from share transactions	1,825,817	1,485,469	300,060

Net increase in net assets	1,994,149	1,518,691	303,343

Net assets:
Beginning of period	2,555,156	1,036,465	–

End of period	$4,549,305	$2,555,156	$303,343

[1]	For the period April 30, 2021 (commencement of investment operations) through June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ 2015 Fund		Invesco Peak Retirement™ 2020 Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Operations:
Net investment income	$16,368	$25,066	$68,070	$59,554

Net realized gain (loss)	9,130	(19,396)	45,146	(51,165)

Change in net unrealized appreciation	57,935	40,660	444,933	222,537

Net increase in net assets resulting from operations	83,433	46,330	558,149	230,926

Distributions to shareholders from distributable earnings:
Class A	–	(14,738)	–	(47,046)

Class C	–	(1,320)	–	(11,952)

Class R	–	(3,150)	–	(19,539)

Class Y	–	(1,255)	–	(1,985)

Class R5	–	(3,137)	–	(2,383)

Class R6	–	(9,411)	–	(7,149)

Total distributions from distributable earnings	–	(33,011)	–	(90,054)

Share transactions–net:
Class A	303,493	334,858	3,231,902	2,294,180

Class C	165,385	38,044	823,859	574,072

Class R	82,435	109,050	1,055,337	624,557

Class Y	–	–	15,352	44,950

Net increase in net assets resulting from share transactions	551,313	481,952	5,126,450	3,537,759

Net increase in net assets	634,746	495,271	5,684,599	3,678,631

Net assets:
Beginning of period	1,150,667	655,396	5,615,879	1,937,248

End of period	$1,785,413	$1,150,667	$11,300,478	$5,615,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ 2025 Fund		Invesco Peak Retirement™ 2030 Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Operations:
Net investment income	$95,891	$164,356	$131,570	$160,094

Net realized gain (loss)	176,044	125,232	243,911	100,584

Change in net unrealized appreciation	802,852	745,465	1,722,546	1,063,917

Net increase in net assets resulting from operations	1,074,787	1,035,053	2,098,027	1,324,595

Distributions to shareholders from distributable earnings:
Class A	–	(192,405)	–	(210,015)

Class C	–	(40,019)	–	(23,564)

Class R	–	(26,346)	–	(40,621)

Class Y	–	(3,518)	–	(3,609)

Class R5	–	(2,701)	–	(2,132)

Class R6	–	(8,103)	–	(6,396)

Total distributions from distributable earnings	–	(273,092)	–	(286,337)

Share transactions–net:
Class A	4,459,761	5,353,035	7,415,783	11,048,753

Class C	381,123	1,244,213	2,721,290	1,378,114

Class R	614,739	755,667	3,832,348	1,727,838

Class Y	28,124	50,177	123,219	(13,909)

Class R5	(11,500)	(90,000)	(13,200)	(90,000)

Class R6	(241,000)	(100,000)	(247,800)	(100,000)

Net increase in net assets resulting from share transactions	5,231,247	7,213,092	13,831,640	13,950,796

Net increase in net assets	6,306,034	7,975,053	15,929,667	14,989,054

Net assets:
Beginning of period	13,072,714	5,097,661	19,151,967	4,162,913

End of period	$19,378,748	$13,072,714	$35,081,634	$19,151,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund		Invesco Peak Retirement™ 2040 Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Operations:
Net investment income	$36,452	$78,736	$40,523	$62,182

Net realized gain (loss)	114,175	23,953	156,384	40,992

Change in net unrealized appreciation	903,447	725,851	1,289,507	810,720

Net increase in net assets resulting from operations	1,054,074	828,540	1,486,414	913,894

Distributions to shareholders from distributable earnings:
Class A	–	(67,323)	–	(54,736)

Class C	–	(26,366)	–	(11,573)

Class R	–	(25,108)	–	(29,867)

Class Y	–	(15,875)	–	(8,777)

Class R5	–	(2,403)	–	(1,792)

Class R6	–	(7,209)	–	(5,376)

Total distributions from distributable earnings	–	(144,284)	–	(112,121)

Share transactions–net:
Class A	4,090,070	2,610,475	6,910,209	2,331,666

Class C	628,406	1,526,916	1,219,503	868,438

Class R	862,132	962,908	2,423,085	2,012,032

Class Y	104,339	360,421	76,960	394,245

Class R5	(15,300)	(90,000)	(15,800)	(90,012)

Class R6	(255,543)	(100,000)	(259,627)	(99,928)

Net increase in net assets resulting from share transactions	5,414,104	5,270,720	10,354,330	5,416,441

Net increase in net assets	6,468,178	5,954,976	11,840,744	6,218,214

Net assets:
Beginning of period	9,394,315	3,439,339	8,752,090	2,533,876

End of period	$15,862,493	$9,394,315	$20,592,834	$8,752,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ 2045 Fund		Invesco Peak Retirement™ 2050 Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Operations:
Net investment income	$11,699	$42,088	$18,199	$33,899

Net realized gain (loss)	172,000	(9,309)	45,462	(70,021)

Change in net unrealized appreciation	642,209	760,172	1,187,930	654,226

Net increase in net assets resulting from operations	825,908	792,951	1,251,591	618,104

Distributions to shareholders from distributable earnings:
Class A	–	(44,340)	–	(33,610)

Class C	–	(9,187)	–	(11,007)

Class R	–	(15,155)	–	(14,585)

Class Y	–	(1,940)	–	(3,074)

Class R5	–	(1,742)	–	(1,821)

Class R6	–	(5,226)	–	(5,463)

Total distributions from distributable earnings	–	(77,590)	–	(69,560)

Share transactions–net:
Class A	1,044,572	2,278,005	5,133,035	1,695,359

Class C	454,683	337,665	1,294,545	761,173

Class R	478,643	928,426	2,238,738	671,009

Class Y	7,393	28,905	42,605	5,309

Class R5	–	(90,000)	–	–

Class R6	–	(100,000)	–	–

Net increase in net assets resulting from share transactions	1,985,291	3,383,001	8,708,923	3,132,850

Net increase in net assets	2,811,199	4,098,362	9,960,514	3,681,394

Net assets:
Beginning of period	6,432,942	2,334,580	5,912,828	2,231,434

End of period	$9,244,141	$6,432,942	$15,873,342	$5,912,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ 2055 Fund		Invesco Peak Retirement™ 2060 Fund
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Operations:
Net investment income	$5,176	$18,493	$10,852	$21,342

Net realized gain (loss)	51,987	(30,618)	39,993	(68,252)

Change in net unrealized appreciation	356,978	428,832	522,938	487,027

Net increase in net assets resulting from operations	414,141	416,707	573,783	440,117

Distributions to shareholders from distributable earnings:
Class A	–	(19,179)	–	(22,923)

Class C	–	(3,539)	–	(2,623)

Class R	–	(5,592)	–	(8,635)

Class Y	–	(766)	–	(1,198)

Class R5	–	(1,665)	–	(1,535)

Class R6	–	(4,995)	–	(4,605)

Total distributions from distributable earnings	–	(35,736)	–	(41,519)

Share transactions–net:
Class A	748,206	950,639	958,889	1,261,729

Class C	251,454	328,952	160,489	226,322

Class R	278,569	273,613	1,079,336	501,029

Class Y	24,101	(14,720)	7,375	41,143

Net increase in net assets resulting from share transactions	1,302,330	1,538,484	2,206,089	2,030,223

Net increase in net assets	1,716,471	1,919,455	2,779,872	2,428,821

Net assets:
Beginning of period	3,018,249	1,098,794	3,692,794	1,263,973

End of period	$4,734,720	$3,018,249	$6,472,666	$3,692,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	Invesco Peak Retirement™ 2065 Fund
	June 30, 2021	December 31, 2020

Operations:
Net investment income	$ 6,868	$ 16,856

Net realized gain (loss)	56,900	(5,307)

Change in net unrealized appreciation	349,392	383,808

Net increase in net assets resulting from operations	413,160	395,357

Distributions to shareholders from distributable earnings:
Class A	–	(21,168)

Class C	–	(3,134)

Class R	–	(4,030)

Class Y	–	(3,880)

Class R5	–	(1,836)

Class R6	–	(5,508)

Total distributions from distributable earnings	–	(39,556)

Share transactions–net:
Class A	1,059,045	1,096,179

Class C	249,824	199,554

Class R	273,967	189,869

Class Y	76,181	154,951

Net increase in net assets resulting from share transactions	1,659,017	1,640,553

Net increase in net assets	2,072,177	1,996,354

Net assets:
Beginning of period	2,828,693	832,339

End of period	$4,900,870	$2,828,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55                      Invesco Peak Retirement™ Funds

Financial Highlights

(Unaudited)

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Peak Retirement™ Destination Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$10.14	$0.14	$0.52	$0.66	$(0.15)	$–	$(0.15)	$10.65	6.54%	$3,778	0.32	%(f)	4.19	%(f)	2.63	%(f)	38%
Year ended 12/31/20	10.17	0.30	0.05	0.35	(0.37)	(0.01)	(0.38)	10.14	3.71	1,948	0.35		11.12		3.11		130
Year ended 12/31/19	9.27	0.40	0.93	1.33	(0.37)	(0.06)	(0.43)	10.17	14.50	486	0.37		21.66		3.97		30
Period ended 12/31/18(g)	10.00	0.34	(0.72)	(0.38)	(0.35)	–	(0.35)	9.27	(3.90)	38	0.37	(h)	52.02	(h)	3.47	(h)	4
Class C
Six months ended 06/30/21	10.14	0.10	0.52	0.62	(0.11)	–	(0.11)	10.65	6.15	182	1.07	(f)	4.94	(f)	1.88	(f)	38
Year ended 12/31/20	10.16	0.23	0.06	0.29	(0.30)	(0.01)	(0.31)	10.14	3.03	119	1.10		11.87		2.36		130
Year ended 12/31/19	9.27	0.32	0.92	1.24	(0.29)	(0.06)	(0.35)	10.16	13.53	93	1.12		22.41		3.22		30
Period ended 12/31/18(g)	10.00	0.26	(0.71)	(0.45)	(0.28)	–	(0.28)	9.27	(4.56)	9	1.12	(h)	52.77	(h)	2.72	(h)	4
Class R
Six months ended 06/30/21	10.14	0.12	0.53	0.65	(0.14)	–	(0.14)	10.65	6.41	120	0.57	(f)	4.44	(f)	2.38	(f)	38
Year ended 12/31/20	10.17	0.28	0.05	0.33	(0.35)	(0.01)	(0.36)	10.14	3.45	42	0.60		11.37		2.86		130
Year ended 12/31/19	9.27	0.37	0.93	1.30	(0.34)	(0.06)	(0.40)	10.17	14.21	10	0.62		21.91		3.72		30
Period ended 12/31/18(g)	10.00	0.31	(0.72)	(0.41)	(0.32)	–	(0.32)	9.27	(4.12)	9	0.62	(h)	52.27	(h)	3.22	(h)	4
Class Y
Six months ended 06/30/21	10.15	0.15	0.52	0.67	(0.16)	–	(0.16)	10.66	6.67	43	0.07	(f)	3.94	(f)	2.88	(f)	38
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	(0.40)	10.15	4.07	41	0.10		10.87		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	41	0.12		21.41		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	37	0.12	(h)	51.77	(h)	3.72	(h)	4
Class R5
Six months ended 06/30/21	10.15	0.15	0.52	0.67	(0.16)	–	(0.16)	10.66	6.67	107	0.07	(f)	3.84	(f)	2.88	(f)	38
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	(0.40)	10.15	4.07	101	0.10		10.73		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	102	0.12		21.26		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	93	0.12	(h)	51.22	(h)	3.72	(h)	4
Class R6
Six months ended 06/30/21	10.14	0.15	0.53	0.68	(0.16)	–	(0.16)	10.66	7.40	320	0.07	(f)	3.84	(f)	2.88	(f)	38
Year ended 12/31/20	10.17	0.32	0.05	0.37	(0.39)	(0.01)	(0.40)	10.14	3.97	304	0.10		10.73		3.45		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	305	0.12		21.26		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	278	0.12	(h)	51.22	(h)	3.72	(h)	4

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.46%, 0.50%, 0.47% and 0.44% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,918, $176, $82, $42, $105 and $314 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2010 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Period ended 06/30/21(f)	$10.00	$0.04	$0.07	$0.11	$10.11	0.90%	$10	0.35	%(g)	75.37	%(g)	2.51	%(g)	0%
Class C
Period ended 06/30/21(f)	10.00	0.03	0.06	0.09	10.09	0.70	10	1.10	(g)	76.12	(g)	1.76	(g)	0
Class R
Period ended 06/30/21(f)	10.00	0.04	0.06	0.10	10.10	0.80	10	0.60	(g)	75.62	(g)	2.26	(g)	0
Class Y
Period ended 06/30/21(f)	10.00	0.05	0.06	0.11	10.11	0.90	10	0.10	(g)	75.12	(g)	2.76	(g)	0
Class R5
Period ended 06/30/21(f)	10.00	0.05	0.06	0.11	10.11	0.90	10	0.10	(g)	74.81	(g)	2.76	(g)	0
Class R6
Period ended 06/30/21(f)	10.00	0.05	0.06	0.11	10.11	0.90	253	0.10	(g)	74.81	(g)	2.76	(g)	0

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses, which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which they invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Funds invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Funds’ total return. Estimated acquired fund fees from underlying funds were 0.39%.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of April 30, 2021.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10, $10, $10, $10, $10 and $253 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57                       Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$10.36	$0.13	$0.54	$0.67	$–	$–	$–	$11.03	6.47%	$864	0.33	%(f)	11.80	%(f)	2.36	%(f)	40%
Year ended 12/31/20	10.30	0.31	0.05	0.36	(0.30)	(0.00)	(0.30)	10.36	3.53	520	0.36		18.52		3.13		75
Year ended 12/31/19	9.35	0.36	0.98	1.34	(0.33)	(0.06)	(0.39)	10.30	14.25	181	0.39		23.68		3.54		68
Period ended 12/31/18(g)	10.00	0.31	(0.68)	(0.37)	(0.28)	–	(0.28)	9.35	(3.73)	121	0.38	(h)	45.25	(h)	3.11	(h)	5
Class C
Six months ended 06/30/21	10.29	0.09	0.54	0.63	–	–	–	10.92	6.12	220	1.08	(f)	12.55	(f)	1.61	(f)	40
Year ended 12/31/20	10.28	0.23	0.05	0.28	(0.27)	(0.00)	(0.27)	10.29	2.81	50	1.11		19.27		2.38		75
Year ended 12/31/19	9.30	0.27	0.97	1.24	(0.20)	(0.06)	(0.26)	10.28	13.29	10	1.14		24.43		2.79		68
Period ended 12/31/18(g)	10.00	0.23	(0.67)	(0.44)	(0.26)	–	(0.26)	9.30	(4.42)	109	1.13	(h)	46.00	(h)	2.36	(h)	5
Class R
Six months ended 06/30/21	10.33	0.11	0.54	0.65	–	–	–	10.98	6.29	214	0.58	(f)	12.05	(f)	2.11	(f)	40
Year ended 12/31/20	10.28	0.29	0.05	0.34	(0.29)	(0.00)	(0.29)	10.33	3.37	123	0.61		18.77		2.88		75
Year ended 12/31/19	9.34	0.33	0.96	1.29	(0.29)	(0.06)	(0.35)	10.28	13.78	10	0.64		23.93		3.29		68
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.27)	–	(0.27)	9.34	(3.90)	9	0.63	(h)	45.50	(h)	2.86	(h)	5
Class Y
Six months ended 06/30/21	10.39	0.14	0.55	0.69	–	–	–	11.08	6.64	44	0.08	(f)	11.55	(f)	2.61	(f)	40
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	42	0.11		18.27		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	41	0.14		23.43		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	37	0.13	(h)	45.00	(h)	3.36	(h)	5
Class R5
Six months ended 06/30/21	10.39	0.14	0.55	0.69	–	–	–	11.08	6.64	111	0.08	(f)	11.41	(f)	2.61	(f)	40
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	104	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	103	0.14		23.23		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	94	0.13	(h)	44.65	(h)	3.36	(h)	5
Class R6
Six months ended 06/30/21	10.39	0.14	0.55	0.69	–	–	–	11.08	6.64	332	0.08	(f)	11.41	(f)	2.61	(f)	40
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	312	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	309	0.14		23.23		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	281	0.13	(h)	44.65	(h)	3.36	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.47%, 0.46% and 0.41% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $674, $94, $152, $43, $108 and $324 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$10.86	$0.09	$0.59	$0.68	$–	$–	$–	$11.54	6.26%	$6,657	0.34	%(f)	2.04	%(f)	1.62	%(f)	44%
Year ended 12/31/20	10.35	0.25	0.48	0.73	(0.20)	(0.02)	(0.22)	10.86	7.12	3,105	0.38		6.05		2.46		78
Year ended 12/31/19	9.39	0.36	0.92	1.28	(0.23)	(0.09)	(0.32)	10.35	13.59	757	0.40		12.58		3.44		49
Period ended 12/31/18(g)	10.00	0.27	(0.62)	(0.35)	(0.25)	(0.01)	(0.26)	9.39	(3.52)	227	0.40	(h)	40.02	(h)	2.74	(h)	5
Class C
Six months ended 06/30/21	10.79	0.05	0.58	0.63	–	–	–	11.42	5.84	1,835	1.09	(f)	2.79	(f)	0.87	(f)	44
Year ended 12/31/20	10.30	0.17	0.49	0.66	(0.15)	(0.02)	(0.17)	10.79	6.47	919	1.13		6.80		1.71		78
Year ended 12/31/19	9.38	0.27	0.92	1.19	(0.18)	(0.09)	(0.27)	10.30	12.74	302	1.15		13.33		2.69		49
Period ended 12/31/18(g)	10.00	0.19	(0.62)	(0.43)	(0.18)	(0.01)	(0.19)	9.38	(4.27)	115	1.15	(h)	40.77	(h)	1.99	(h)	5
Class R
Six months ended 06/30/21	10.83	0.08	0.58	0.66	–	–	–	11.49	6.09	2,229	0.59	(f)	2.29	(f)	1.37	(f)	44
Year ended 12/31/20	10.33	0.22	0.49	0.71	(0.19)	(0.02)	(0.21)	10.83	6.88	1,063	0.63		6.30		2.21		78
Year ended 12/31/19	9.39	0.33	0.92	1.25	(0.22)	(0.09)	(0.31)	10.33	13.29	421	0.65		12.83		3.19		49
Period ended 12/31/18(g)	10.00	0.25	(0.62)	(0.37)	(0.23)	(0.01)	(0.24)	9.39	(3.75)	9	0.65	(h)	40.27	(h)	2.49	(h)	5
Class Y
Six months ended 06/30/21	10.92	0.10	0.60	0.70	–	–	–	11.62	6.41	114	0.09	(f)	1.79	(f)	1.87	(f)	44
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	92	0.13		5.80		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	42	0.15		12.33		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	38	0.15	(h)	39.77	(h)	2.99	(h)	5
Class R5
Six months ended 06/30/21	10.92	0.10	0.60	0.70	–	–	–	11.62	6.41	116	0.09	(f)	1.71	(f)	1.87	(f)	44
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	109	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	104	0.15		12.21		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	94	0.15	(h)	39.51	(h)	2.99	(h)	5
Class R6
Six months ended 06/30/21	10.92	0.10	0.60	0.70	–	–	–	11.62	6.41	349	0.09	(f)	1.71	(f)	1.87	(f)	44
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	328	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	311	0.15		12.21		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	282	0.15	(h)	39.51	(h)	2.99	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.44%, 0.46%, 0.44% and 0.41% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $5,335, $1,647, $1,921, $108, $113 and $338 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.24	$0.07	$0.66	$0.73	$–	$–	$–	$11.97	6.49%	$14,472	0.33	%(f)	1.33	%(f)	1.26	%(f)	47%
Year ended 12/31/20	10.46	0.25	0.79	1.04	(0.23)	(0.03)	(0.26)	11.24	9.91	9,224	0.37		2.27		2.34		81
Year ended 12/31/19	9.35	0.39	0.97	1.36	(0.19)	(0.06)	(0.25)	10.46	14.53	3,358	0.42		7.05		3.75		42
Period ended 12/31/18(g)	10.00	0.25	(0.68)	(0.43)	(0.22)	–	(0.22)	9.35	(4.24)	375	0.40	(h)	37.07	(h)	2.55	(h)	10
Class C
Six months ended 06/30/21	11.11	0.03	0.65	0.68	–	–	–	11.79	6.12	2,600	1.08	(f)	2.08	(f)	0.51	(f)	47
Year ended 12/31/20	10.37	0.16	0.79	0.95	(0.18)	(0.03)	(0.21)	11.11	9.16	2,068	1.12		3.02		1.59		81
Year ended 12/31/19	9.33	0.31	0.95	1.26	(0.16)	(0.06)	(0.22)	10.37	13.56	680	1.17		7.80		3.00		42
Period ended 12/31/18(g)	10.00	0.18	(0.67)	(0.49)	(0.18)	–	(0.18)	9.33	(4.92)	91	1.15	(h)	37.82	(h)	1.80	(h)	10
Class R
Six months ended 06/30/21	11.21	0.06	0.66	0.72	–	–	–	11.93	6.42	2,128	0.58	(f)	1.58	(f)	1.01	(f)	47
Year ended 12/31/20	10.44	0.22	0.79	1.01	(0.21)	(0.03)	(0.24)	11.21	9.67	1,405	0.62		2.52		2.09		81
Year ended 12/31/19	9.35	0.36	0.97	1.33	(0.18)	(0.06)	(0.24)	10.44	14.24	582	0.67		7.30		3.50		42
Period ended 12/31/18(g)	10.00	0.23	(0.67)	(0.44)	(0.21)	–	(0.21)	9.35	(4.41)	9	0.65	(h)	37.32	(h)	2.30	(h)	10
Class Y
Six months ended 06/30/21	11.29	0.09	0.66	0.75	–	–	–	12.04	6.64	155	0.08	(f)	1.08	(f)	1.51	(f)	47
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	116	0.12		2.02		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	58	0.17		6.80		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	37	0.15	(h)	36.82	(h)	2.80	(h)	10
Class R5
Six months ended 06/30/21	11.28	0.09	0.65	0.74	–	–	–	12.02	6.56	12	0.08	(f)	1.01	(f)	1.51	(f)	47
Year ended 12/31/20	10.49	0.27	0.79	1.06	(0.24)	(0.03)	(0.27)	11.28	10.13	22	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	105	0.17		6.66		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	94	0.15	(h)	36.55	(h)	2.80	(h)	10
Class R6
Six months ended 06/30/21	11.29	0.09	0.65	0.74	–	–	–	12.03	6.55	11	0.08	(f)	1.01	(f)	1.51	(f)	47
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	238	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	315	0.17		6.66		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	281	0.15	(h)	36.55	(h)	2.80	(h)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.45%, 0.46%, 0.45% and 0.39% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $12,540, $2,502, $1,749, $166, $22 and $236 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.37	$0.06	$0.80	$0.86	$–	$–	$–	$12.23	7.56%	$22,954	0.33	%(f)	0.95	%(f)	1.03	%(f)	42%
Year ended 12/31/20	10.51	0.21	0.85	1.06	(0.18)	(0.02)	(0.20)	11.37	10.11	14,133	0.37		2.11		2.03		55
Year ended 12/31/19	9.25	0.35	1.18	1.53	(0.21)	(0.06)	(0.27)	10.51	16.55	2,357	0.42		7.35		3.37		37
Period ended 12/31/18(g)	10.00	0.23	(0.78)	(0.55)	(0.20)	–	(0.20)	9.25	(5.47)	375	0.40	(h)	41.47	(h)	2.40	(h)	5
Class C
Six months ended 06/30/21	11.27	0.02	0.78	0.80	–	–	–	12.07	7.10	5,035	1.08	(f)	1.70	(f)	0.28	(f)	42
Year ended 12/31/20	10.44	0.13	0.86	0.99	(0.14)	(0.02)	(0.16)	11.27	9.46	2,041	1.12		2.86		1.28		55
Year ended 12/31/19	9.24	0.27	1.17	1.44	(0.18)	(0.06)	(0.24)	10.44	15.62	571	1.17		8.10		2.62		37
Period ended 12/31/18(g)	10.00	0.16	(0.79)	(0.63)	(0.13)	–	(0.13)	9.24	(6.24)	11	1.15	(h)	42.22	(h)	1.65	(h)	5
Class R
Six months ended 06/30/21	11.33	0.05	0.79	0.84	–	–	–	12.17	7.41	6,765	0.58	(f)	1.20	(f)	0.78	(f)	42
Year ended 12/31/20	10.48	0.18	0.86	1.04	(0.17)	(0.02)	(0.19)	11.33	9.90	2,549	0.62		2.36		1.78		55
Year ended 12/31/19	9.25	0.32	1.17	1.49	(0.20)	(0.06)	(0.26)	10.48	16.14	651	0.67		7.60		3.12		37
Period ended 12/31/18(g)	10.00	0.21	(0.78)	(0.57)	(0.18)	–	(0.18)	9.25	(5.71)	34	0.65	(h)	41.72	(h)	2.15	(h)	5
Class Y
Six months ended 06/30/21	11.43	0.08	0.79	0.87	–	–	–	12.30	7.61	305	0.08	(f)	0.70	(f)	1.28	(f)	42
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	164	0.12		1.86		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	162	0.17		7.10		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	37	0.15	(h)	41.22	(h)	2.65	(h)	5
Class R5
Six months ended 06/30/21	11.43	0.08	0.79	0.87	–	–	–	12.30	7.61	12	0.08	(f)	0.60	(f)	1.28	(f)	42
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	24	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	105	0.17		6.84		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	93	0.15	(h)	40.89	(h)	2.65	(h)	5
Class R6
Six months ended 06/30/21	11.43	0.08	0.79	0.87	–	–	–	12.30	7.61	11	0.08	(f)	0.60	(f)	1.28	(f)	42
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	242	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	316	0.17		6.84		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	278	0.15	(h)	40.89	(h)	2.65	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.46%, 0.45%, 0.45% and 0.39% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $19,788, $4,111, $5,566, $254, $24 and $241 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.54	$0.04	$0.95	$0.99	$–	$–	$–	$12.53	8.58%	$8,833	0.34	%(f)	1.72	%(f)	0.72	%(f)	30%
Year ended 12/31/20	10.53	0.17	1.06	1.23	(0.18)	(0.04)	(0.22)	11.54	11.72	4,187	0.39		3.04		1.63		78
Year ended 12/31/19	9.12	0.33	1.33	1.66	(0.18)	(0.07)	(0.25)	10.53	18.28	1,264	0.43		9.46		3.24		34
Period ended 12/31/18(g)	10.00	0.21	(0.87)	(0.66)	(0.21)	(0.01)	(0.22)	9.12	(6.66)	127	0.41	(h)	47.00	(h)	2.09	(h)	6
Class C
Six months ended 06/30/21	11.43	(0.00)	0.94	0.94	–	–	–	12.37	8.22	3,125	1.09	(f)	2.47	(f)	(0.03	)(f)	30
Year ended 12/31/20	10.46	0.09	1.04	1.13	(0.12)	(0.04)	(0.16)	11.43	10.85	2,287	1.14		3.79		0.88		78
Year ended 12/31/19	9.11	0.25	1.33	1.58	(0.16)	(0.07)	(0.23)	10.46	17.32	588	1.18		10.21		2.49		34
Period ended 12/31/18(g)	10.00	0.13	(0.86)	(0.73)	(0.15)	(0.01)	(0.16)	9.11	(7.35)	84	1.16	(h)	47.75	(h)	1.34	(h)	6
Class R
Six months ended 06/30/21	11.50	0.03	0.94	0.97	–	–	–	12.47	8.44	2,952	0.59	(f)	1.97	(f)	0.47	(f)	30
Year ended 12/31/20	10.50	0.14	1.06	1.20	(0.16)	(0.04)	(0.20)	11.50	11.46	1,897	0.64		3.29		1.38		78
Year ended 12/31/19	9.11	0.31	1.33	1.64	(0.18)	(0.07)	(0.25)	10.50	17.98	824	0.68		9.71		2.99		34
Period ended 12/31/18(g)	10.00	0.18	(0.86)	(0.68)	(0.20)	(0.01)	(0.21)	9.11	(6.86)	65	0.66	(h)	47.25	(h)	1.84	(h)	6
Class Y
Six months ended 06/30/21	11.59	0.06	0.95	1.01	–	–	–	12.60	8.71	929	0.09	(f)	1.47	(f)	0.97	(f)	30
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	752	0.14		2.79		1.88		78
Year ended 12/31/19	9.14	0.36	1.32	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	341	0.18		9.21		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	37	0.16	(h)	46.75	(h)	2.34	(h)	6
Class R5
Six months ended 06/30/21	11.59	0.06	0.95	1.01	–	–	–	12.60	8.71	12	0.09	(f)	1.25	(f)	0.97	(f)	30
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	25	0.14		2.56		1.88		78
Year ended 12/31/19	9.14	0.35	1.33	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	106	0.18		8.98		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	91	0.16	(h)	46.29	(h)	2.34	(h)	6
Class R6
Six months ended 06/30/21	11.59	0.06	0.95	1.01	–	–	–	12.60	8.71	11	0.09	(f)	1.25	(f)	0.97	(f)	30
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	247	0.14		2.56		1.88		78
Year ended 12/31/19	9.13	0.35	1.34	1.69	(0.19)	(0.07)	(0.26)	10.56	18.58	317	0.18		8.98		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.87)	(0.64)	(0.22)	(0.01)	(0.23)	9.13	(6.44)	274	0.16	(h)	46.29	(h)	2.34	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.46%, 0.44%, 0.44% and 0.38% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $7,048, $2,716, $2,408, $870, $26 and $248 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.58	$0.04	$1.10	$1.14	$–	$–	$–	$12.72	9.84%	$11,965	0.34	%(f)	1.44	%(f)	0.63	%(f)	30%
Year ended 12/31/20	10.50	0.16	1.09	1.25	(0.12)	(0.05)	(0.17)	11.58	11.87	4,222	0.40		3.74		1.51		80
Year ended 12/31/19	9.03	0.29	1.48	1.77	(0.19)	(0.11)	(0.30)	10.50	19.61	1,538	0.44		11.33		2.83		51
Period ended 12/31/18(g)	10.00	0.20	(0.97)	(0.77)	(0.19)	(0.01)	(0.20)	9.03	(7.72)	278	0.40	(h)	47.00	(h)	2.06	(h)	5
Class C
Six months ended 06/30/21	11.48	(0.01)	1.10	1.09	–	–	–	12.57	9.49	2,606	1.09	(f)	2.19	(f)	(0.12	)(f)	30
Year ended 12/31/20	10.45	0.08	1.08	1.16	(0.08)	(0.05)	(0.13)	11.48	11.06	1,189	1.15		4.49		0.76		80
Year ended 12/31/19	9.03	0.21	1.48	1.69	(0.16)	(0.11)	(0.27)	10.45	18.73	179	1.19		12.08		2.08		51
Period ended 12/31/18(g)	10.00	0.13	(0.98)	(0.85)	(0.11)	(0.01)	(0.12)	9.03	(8.47)	9	1.15	(h)	47.75	(h)	1.31	(h)	5
Class R
Six months ended 06/30/21	11.52	0.02	1.10	1.12	–	–	–	12.64	9.72	5,317	0.59	(f)	1.69	(f)	0.38	(f)	30
Year ended 12/31/20	10.48	0.13	1.07	1.20	(0.11)	(0.05)	(0.16)	11.52	11.40	2,521	0.65		3.99		1.26		80
Year ended 12/31/19	9.03	0.27	1.47	1.74	(0.18)	(0.11)	(0.29)	10.48	19.32	301	0.69		11.58		2.58		51
Period ended 12/31/18(g)	10.00	0.18	(0.98)	(0.80)	(0.16)	(0.01)	(0.17)	9.03	(7.97)	9	0.65	(h)	47.25	(h)	1.81	(h)	5
Class Y
Six months ended 06/30/21	11.63	0.05	1.11	1.16	–	–	–	12.79	9.97	682	0.09	(f)	1.19	(f)	0.88	(f)	30
Year ended 12/31/20	10.54	0.19	1.08	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	547	0.15		3.49		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	95	0.19		11.08		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	36	0.15	(h)	46.75	(h)	2.31	(h)	5
Class R5
Six months ended 06/30/21	11.63	0.05	1.11	1.16	–	–	–	12.79	9.97	12	0.09	(f)	1.03	(f)	0.88	(f)	30
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	25	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	105	0.19		10.81		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	90	0.15	(h)	46.29	(h)	2.31	(h)	5
Class R6
Six months ended 06/30/21	11.63	0.05	1.11	1.16	–	–	–	12.79	9.97	11	0.09	(f)	1.03	(f)	0.88	(f)	30
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	248	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	316	0.19		10.81		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	271	0.15	(h)	46.29	(h)	2.31	(h)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.44%, 0.43%, 0.43% and 0.36% for the six months month ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $9,664, $2,260, $4,425, $626, $26 and $251 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.64	$0.03	$1.26	$1.29	$–	$–	$–	$12.93	11.08%	$5,051	0.36	%(f)	2.54	%(f)	0.47	%(f)	34%
Year ended 12/31/20	10.65	0.13	1.02	1.15	(0.10)	(0.06)	(0.16)	11.64	10.80	3,544	0.41		4.59		1.28		86
Year ended 12/31/19	9.00	0.27	1.69	1.96	(0.18)	(0.13)	(0.31)	10.65	21.81	915	0.45		12.89		2.66		45
Period ended 12/31/18(g)	10.00	0.18	(0.97)	(0.79)	(0.19)	(0.02)	(0.21)	9.00	(7.90)	142	0.41	(h)	44.98	(h)	1.84	(h)	3
Class C
Six months ended 06/30/21	11.49	(0.02)	1.24	1.22	–	–	–	12.71	10.62	1,659	1.11	(f)	3.29	(f)	(0.28	)(f)	34
Year ended 12/31/20	10.53	0.05	1.01	1.06	(0.04)	(0.06)	(0.10)	11.49	10.06	1,062	1.16		5.34		0.53		86
Year ended 12/31/19	8.94	0.20	1.67	1.87	(0.15)	(0.13)	(0.28)	10.53	20.95	599	1.20		13.64		1.91		45
Period ended 12/31/18(g)	10.00	0.11	(0.99)	(0.88)	(0.16)	(0.02)	(0.18)	8.94	(8.73)	70	1.16	(h)	45.73	(h)	1.09	(h)	3
Class R
Six months ended 06/30/21	11.59	0.01	1.25	1.26	–	–	–	12.85	10.87	2,109	0.61	(f)	2.79	(f)	0.22	(f)	34
Year ended 12/31/20	10.61	0.11	1.01	1.12	(0.08)	(0.06)	(0.14)	11.59	10.57	1,451	0.66		4.84		1.03		86
Year ended 12/31/19	8.99	0.25	1.67	1.92	(0.17)	(0.13)	(0.30)	10.61	21.39	340	0.70		13.14		2.41		45
Period ended 12/31/18(g)	10.00	0.16	(0.97)	(0.81)	(0.18)	(0.02)	(0.20)	8.99	(8.09)	37	0.66	(h)	45.23	(h)	1.59	(h)	3
Class Y
Six months ended 06/30/21	11.68	0.04	1.26	1.30	–	–	–	12.98	11.13	119	0.11	(f)	2.29	(f)	0.72	(f)	34
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	100	0.16		4.34		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	54	0.20		12.64		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	36	0.16	(h)	44.73	(h)	2.09	(h)	3
Class R5
Six months ended 06/30/21	11.69	0.04	1.27	1.31	–	–	–	13.00	11.21	29	0.11	(f)	2.00	(f)	0.72	(f)	34
Year ended 12/31/20	10.67	0.16	1.03	1.19	(0.11)	(0.06)	(0.17)	11.69	11.21	26	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	107	0.20		12.32		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	90	0.16	(h)	44.37	(h)	2.09	(h)	3
Class R6
Six months ended 06/30/21	11.68	0.04	1.27	1.31	–	–	–	12.99	11.22	277	0.11	(f)	2.00	(f)	0.72	(f)	34
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	249	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	320	0.20		12.32		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	270	0.16	(h)	44.37	(h)	2.09	(h)	3

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.42%, 0.42% and 0.35% for the six months month ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $4,534, $1,477, $1,781, $110, $27 and $265 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.74	$0.03	$1.30	$1.33	$–	$–	$–	$13.07	11.33%	$8,690	0.36	%(f)	1.89	%(f)	0.46	%(f)	29%
Year ended 12/31/20	10.71	0.12	1.08	1.20	(0.10)	(0.07)	(0.17)	11.74	11.19	2,855	0.41		5.23		1.22		87
Year ended 12/31/19	9.02	0.23	1.84	2.07	(0.19)	(0.19)	(0.38)	10.71	22.93	913	0.44		11.49		2.22		59
Period ended 12/31/18(g)	10.00	0.20	(1.01)	(0.81)	(0.16)	(0.01)	(0.17)	9.02	(8.04)	222	0.40	(h)	45.97	(h)	2.07	(h)	10
Class C
Six months ended 06/30/21	11.59	(0.02)	1.28	1.26	–	–	–	12.85	10.87	2,648	1.11	(f)	2.64	(f)	(0.29	)(f)	29
Year ended 12/31/20	10.62	0.05	1.05	1.10	(0.06)	(0.07)	(0.13)	11.59	10.31	1,141	1.16		5.98		0.47		87
Year ended 12/31/19	8.96	0.15	1.83	1.98	(0.13)	(0.19)	(0.32)	10.62	22.15	277	1.19		12.24		1.47		59
Period ended 12/31/18(g)	10.00	0.13	(1.01)	(0.88)	(0.15)	(0.01)	(0.16)	8.96	(8.82)	108	1.15	(h)	46.72	(h)	1.32	(h)	10
Class R
Six months ended 06/30/21	11.66	0.01	1.29	1.30	–	–	–	12.96	11.15	3,740	0.61	(f)	2.14	(f)	0.21	(f)	29
Year ended 12/31/20	10.66	0.10	1.05	1.15	(0.08)	(0.07)	(0.15)	11.66	10.81	1,244	0.66		5.48		0.97		87
Year ended 12/31/19	9.00	0.20	1.82	2.02	(0.17)	(0.19)	(0.36)	10.66	22.50	433	0.69		11.74		1.97		59
Period ended 12/31/18(g)	10.00	0.18	(1.01)	(0.83)	(0.16)	(0.01)	(0.17)	9.00	(8.32)	43	0.65	(h)	46.22	(h)	1.82	(h)	10
Class Y
Six months ended 06/30/21	11.79	0.04	1.31	1.35	–	–	–	13.14	11.45	270	0.11	(f)	1.64	(f)	0.71	(f)	29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	201	0.16		4.98		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	178	0.19		11.24		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	47	0.15	(h)	45.72	(h)	2.32	(h)	10
Class R5
Six months ended 06/30/21	11.79	0.04	1.31	1.35	–	–	–	13.14	11.45	131	0.11	(f)	1.31	(f)	0.71	(f)	29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	118	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	107	0.19		10.83		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	90	0.15	(h)	45.18	(h)	2.32	(h)	10
Class R6
Six months ended 06/30/21	11.79	0.04	1.30	1.34	–	–	–	13.13	11.37	394	0.11	(f)	1.31	(f)	0.71	(f)	29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.50	354	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	322	0.19		10.83		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	271	0.15	(h)	45.18	(h)	2.32	(h)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.42%, 0.41% and 0.36% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $7,017, $2,224, $2,977, $246, $125 and $376 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.81	$0.02	$1.34	$1.36	$–	$–	$–	$13.17	11.52%	$2,515	0.37	%(f)	5.07	%(f)	0.39	%(f)	28%
Year ended 12/31/20	10.62	0.12	1.22	1.34	(0.09)	(0.06)	(0.15)	11.81	12.66	1,549	0.42		9.21		1.13		86
Year ended 12/31/19	8.94	0.22	1.91	2.13	(0.20)	(0.25)	(0.45)	10.62	23.92	382	0.45		23.79		2.15		54
Period ended 12/31/18(g)	10.00	0.16	(1.02)	(0.86)	(0.19)	(0.01)	(0.20)	8.94	(8.59)	53	0.42	(h)	49.71	(h)	1.63	(h)	6
Class C
Six months ended 06/30/21	11.68	(0.02)	1.32	1.30	–	–	–	12.98	11.13	772	1.12	(f)	5.82	(f)	(0.36	)(f)	28
Year ended 12/31/20	10.55	0.04	1.20	1.24	(0.05)	(0.06)	(0.11)	11.68	11.78	457	1.17		9.96		0.38		86
Year ended 12/31/19	8.90	0.14	1.92	2.06	(0.16)	(0.25)	(0.41)	10.55	23.17	78	1.20		24.54		1.40		54
Period ended 12/31/18(g)	10.00	0.09	(1.03)	(0.94)	(0.15)	(0.01)	(0.16)	8.90	(9.40)	23	1.17	(h)	50.46	(h)	0.88	(h)	6
Class R
Six months ended 06/30/21	11.75	0.01	1.34	1.35	–	–	–	13.10	11.49	832	0.62	(f)	5.32	(f)	0.14	(f)	28
Year ended 12/31/20	10.58	0.09	1.21	1.30	(0.07)	(0.06)	(0.13)	11.75	12.38	483	0.67		9.46		0.88		86
Year ended 12/31/19	8.93	0.20	1.89	2.09	(0.19)	(0.25)	(0.44)	10.58	23.43	149	0.70		24.04		1.90		54
Period ended 12/31/18(g)	10.00	0.14	(1.03)	(0.89)	(0.17)	(0.01)	(0.18)	8.93	(8.86)	9	0.67	(h)	49.96	(h)	1.38	(h)	6
Class Y
Six months ended 06/30/21	11.84	0.04	1.34	1.38	–	–	–	13.22	11.65	87	0.12	(f)	4.82	(f)	0.64	(f)	28
Year ended 12/31/20	10.64	0.14	1.22	1.36	(0.10)	(0.06)	(0.16)	11.84	12.87	55	0.17		8.96		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	64	0.20		23.54		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	36	0.17	(h)	49.46	(h)	1.88	(h)	6
Class R5
Six months ended 06/30/21	11.85	0.04	1.34	1.38	–	–	–	13.23	11.65	132	0.12	(f)	4.12	(f)	0.64	(f)	28
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	118	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	106	0.20		22.61		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	89	0.17	(h)	48.81	(h)	1.88	(h)	6
Class R6
Six months ended 06/30/21	11.85	0.04	1.34	1.38	–	–	–	13.23	11.65	397	0.12	(f)	4.12	(f)	0.64	(f)	28
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	355	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	319	0.20		22.61		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	268	0.17	(h)	48.81	(h)	1.88	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.44%, 0.40% and 0.35% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,056, $616, $644, $71, $126 and $379 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.75	$0.03	$1.35	$1.38	$–	$–	$–	$13.13	11.74%	$3,232	0.37	%(f)	3.68	%(f)	0.51	%(f)	27%
Year ended 12/31/20	10.72	0.12	1.05	1.17	(0.07)	(0.07)	(0.14)	11.75	10.94	1,988	0.43		8.43		1.17		86
Year ended 12/31/19	8.91	0.24	1.97	2.21	(0.18)	(0.22)	(0.40)	10.72	24.84	562	0.45		19.50		2.33		50
Period ended 12/31/18(g)	10.00	0.16	(1.05)	(0.89)	(0.18)	(0.02)	(0.20)	8.91	(8.87)	48	0.42	(h)	51.11	(h)	1.57	(h)	6
Class C
Six months ended 06/30/21	11.63	(0.01)	1.32	1.31	–	–	–	12.94	11.26	525	1.12	(f)	4.43	(f)	(0.24	)(f)	27
Year ended 12/31/20	10.65	0.04	1.04	1.08	(0.03)	(0.07)	(0.10)	11.63	10.15	321	1.18		9.18		0.42		86
Year ended 12/31/19	8.89	0.16	1.97	2.13	(0.15)	(0.22)	(0.37)	10.65	23.97	56	1.20		20.25		1.58		50
Period ended 12/31/18(g)	10.00	0.08	(1.05)	(0.97)	(0.12)	(0.02)	(0.14)	8.89	(9.66)	12	1.17	(h)	51.86	(h)	0.82	(h)	6
Class R
Six months ended 06/30/21	11.70	0.02	1.33	1.35	–	–	–	13.05	11.54	2,076	0.62	(f)	3.93	(f)	0.26	(f)	27
Year ended 12/31/20	10.69	0.09	1.05	1.14	(0.06)	(0.07)	(0.13)	11.70	10.64	819	0.68		8.68		0.92		86
Year ended 12/31/19	8.90	0.22	1.96	2.18	(0.17)	(0.22)	(0.39)	10.69	24.57	173	0.70		19.75		2.08		50
Period ended 12/31/18(g)	10.00	0.13	(1.05)	(0.92)	(0.16)	(0.02)	(0.18)	8.90	(9.18)	10	0.67	(h)	51.36	(h)	1.32	(h)	6
Class Y
Six months ended 06/30/21	11.80	0.05	1.34	1.39	–	–	–	13.19	11.78	111	0.12	(f)	3.43	(f)	0.76	(f)	27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	93	0.18		8.18		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	43	0.20		19.25		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	36	0.17	(h)	50.86	(h)	1.82	(h)	6
Class R5
Six months ended 06/30/21	11.80	0.05	1.34	1.39	–	–	–	13.19	11.78	132	0.12	(f)	2.85	(f)	0.76	(f)	27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	118	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	107	0.20		18.62		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	89	0.17	(h)	50.20	(h)	1.82	(h)	6
Class R6
Six months ended 06/30/21	11.80	0.05	1.34	1.39	–	–	–	13.19	11.78	396	0.12	(f)	2.85	(f)	0.76	(f)	27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	354	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	322	0.20		18.62		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	267	0.17	(h)	50.20	(h)	1.82	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.41%, 0.40% and 0.35% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,654, $424, $1,820, $104, $126 and $378 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$12.09	$0.03	$1.39	$1.42	$–	$–	$–	$13.51	11.75%	$2,834	0.38	%(f)	5.05	%(f)	0.42	%(f)	31%
Year ended 12/31/20	10.79	0.13	1.34	1.47	(0.12)	(0.05)	(0.17)	12.09	13.66	1,536	0.42		11.26		1.21		82
Year ended 12/31/19	9.00	0.21	2.00	2.21	(0.19)	(0.23)	(0.42)	10.79	24.56	216	0.43		23.83		2.00		49
Period ended 12/31/18(g)	10.00	0.16	(0.98)	(0.82)	(0.18)	–	(0.18)	9.00	(8.15)	49	0.42	(h)	48.89	(h)	1.56	(h)	165
Class C
Six months ended 06/30/21	11.81	(0.02)	1.35	1.33	–	–	–	13.14	11.26	595	1.13	(f)	5.80	(f)	(0.33	)(f)	31
Year ended 12/31/20	10.60	0.05	1.30	1.35	(0.09)	(0.05)	(0.14)	11.81	12.72	299	1.17		12.01		0.46		82
Year ended 12/31/19	8.88	0.13	1.95	2.08	(0.13)	(0.23)	(0.36)	10.60	23.46	71	1.18		24.58		1.25		49
Period ended 12/31/18(g)	10.00	0.08	(1.05)	(0.97)	(0.15)	–	(0.15)	8.88	(9.69)	24	1.17	(h)	49.64	(h)	0.81	(h)	165
Class R
Six months ended 06/30/21	11.90	0.01	1.37	1.38	–	–	–	13.28	11.60	628	0.63	(f)	5.30	(f)	0.17	(f)	31
Year ended 12/31/20	10.65	0.10	1.31	1.41	(0.11)	(0.05)	(0.16)	11.90	13.25	309	0.67		11.51		0.96		82
Year ended 12/31/19	8.90	0.18	1.98	2.16	(0.18)	(0.23)	(0.41)	10.65	24.23	75	0.68		24.08		1.75		49
Period ended 12/31/18(g)	10.00	0.13	(1.06)	(0.93)	(0.17)	–	(0.17)	8.90	(9.29)	9	0.67	(h)	49.14	(h)	1.31	(h)	165
Class Y
Six months ended 06/30/21	11.99	0.04	1.39	1.43	–	–	–	13.42	11.93	307	0.13	(f)	4.80	(f)	0.67	(f)	31
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	205	0.17		11.01		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	43	0.18		23.58		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	36	0.17	(h)	48.64	(h)	1.81	(h)	165
Class R5
Six months ended 06/30/21	11.99	0.04	1.38	1.42	–	–	–	13.41	11.84	134	0.13	(f)	4.19	(f)	0.67	(f)	31
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	120	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	107	0.18		22.73		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	89	0.17	(h)	48.08	(h)	1.81	(h)	165
Class R6
Six months ended 06/30/21	11.99	0.04	1.38	1.42	–	–	–	13.41	11.84	402	0.13	(f)	4.19	(f)	0.67	(f)	31
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	360	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	321	0.18		22.73		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	268	0.17	(h)	48.08	(h)	1.81	(h)	165

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43% 0.45%, 0.39% and 0.38% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $2,269, $452, $425, $229, $128 and $384 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of January 3, 2018.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68                      Invesco Peak Retirement™ Funds

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Peak Retirement™ Destination Fund (formerly Invesco Peak Retirement™ Now Fund), Invesco Peak Retirement™ 2010 Fund (commenced investment operations on April 30, 2021), Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or each class will be voted on exclusively by the shareholders of each Fund or each class.

The investment objective of each Fund is total return over time, consistent with its strategic target allocation.

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may

69                      Invesco Peak Retirement™ Funds

become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Invesco Peak Retirement™ Destination Fund generally declares and pays dividends from net investment income, if any, monthly. Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund generally declare and pay dividends from net investment income, if any, annually.

Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

70                      Invesco Peak Retirement™ Funds

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – Each Fund may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.

I.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

J.

Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Funds based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective April 30, 2021, Invesco has contractually agreed, through at least April 30, 2022, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses and

71                      Invesco Peak Retirement™ Funds

excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Destination Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.46%
Invesco Peak Retirement™ 2010 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%
Invesco Peak Retirement™ 2015 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2020 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.44%
Invesco Peak Retirement™ 2025 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.45%
Invesco Peak Retirement™ 2030 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.46%
Invesco Peak Retirement™ 2035 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.46%
Invesco Peak Retirement™ 2040 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.44%
Invesco Peak Retirement™ 2045 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2050 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2055 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2060 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2065 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%

Prior to April 30, 2021, Invesco had contractually agreed to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table:

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Destination Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.50%
Invesco Peak Retirement™ 2015 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.47%
Invesco Peak Retirement™ 2020 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.46%
Invesco Peak Retirement™ 2025 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.46%
Invesco Peak Retirement™ 2030 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.45%
Invesco Peak Retirement™ 2035 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2040 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.43%
Invesco Peak Retirement™ 2045 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.42%
Invesco Peak Retirement™ 2050 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.42%
Invesco Peak Retirement™ 2055 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2060 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2065 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.45%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2022. During its term, each fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

72                      Invesco Peak Retirement™ Funds

For the six months ended June 30, 2021, the Adviser reimbursed the following expenses:

	Fund Level	Class A	Class C	Class R	Class Y	Class R5	Class R6
Invesco Peak Retirement™ Destination Fund	$67,822	$1,551	$93	$44	$22	$4	$10
Invesco Peak Retirement™ 2010 Fund	37,847	6	6	6	6	1	21
Invesco Peak Retirement™ 2015 Fund	78,407	478	66	108	31	2	7
Invesco Peak Retirement™ 2020 Fund	76,112	2,195	685	792	45	3	8
Invesco Peak Retirement™ 2025 Fund	77,106	5,621	1,118	784	75	2	24
Invesco Peak Retirement™ 2030 Fund	74,020	11,931	2,459	3,395	153	2	22
Invesco Peak Retirement™ 2035 Fund	76,464	7,725	3,019	2,691	978	1	7
Invesco Peak Retirement™ 2040 Fund	78,329	8,594	2,046	3,972	584	2	25
Invesco Peak Retirement™ 2045 Fund	76,162	6,968	2,272	2,729	172	2	21
Invesco Peak Retirement™ 2050 Fund	76,615	11,257	3,597	4,729	403	3	8
Invesco Peak Retirement™ 2055 Fund	77,268	7,156	2,136	2,224	245	3	8
Invesco Peak Retirement™ 2060 Fund	74,516	7,668	1,226	5,257	300	1	2
Invesco Peak Retirement™ 2065 Fund	78,360	6,899	1,374	1,293	696	3	8

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2021 (for the period April 30, 2021 (commencement of investment operatations) through June 30, 2021, for Invesco Peak RetirementTM 2010 Fund), expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2021 (for the period April 30, 2021 (commencement of investment operatations) through June 30, 2021, for Invesco Peak RetirementTM 2010 Fund), expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of each Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2021 (for the period April 30, 2021 (commencement of investment operatations) through June 30, 2021, for Invesco Peak RetirementTM 2010 Fund), expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021 (for the period April 30, 2021 (commencement of investment operatations) through June 30, 2021, for Invesco Peak RetirementTM 2010 Fund), IDI advised the Funds that IDI retained the following front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charge	Contingent Deferred Sales Charges
		Class A	Class C
Invesco Peak Retirement™ Destination Fund	$ 2,433	$0	$0
Invesco Peak Retirement™ 2015 Fund	143	0	0
Invesco Peak Retirement™ 2020 Fund	1,496	0	0
Invesco Peak Retirement™ 2025 Fund	3,830	0	37
Invesco Peak Retirement™ 2030 Fund	12,654	0	1
Invesco Peak Retirement™ 2035 Fund	11,515	0	0
Invesco Peak Retirement™ 2040 Fund	7,811	0	0
Invesco Peak Retirement™ 2045 Fund	5,497	0	0
Invesco Peak Retirement™ 2050 Fund	9,346	0	113
Invesco Peak Retirement™ 2055 Fund	4,197	0	0
Invesco Peak Retirement™ 2060 Fund	4,098	0	0
Invesco Peak Retirement™ 2065 Fund	3,147	0	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

73                      Invesco Peak Retirement™ Funds

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Funds’ total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

74                      Invesco Peak Retirement™ Funds

The Funds below had a capital loss carryforward as of December 31, 2020, as follows:

	Short-Term	Long-Term

Fund	Not subject to Expiration	Not subject to Expiration	Total*
Invesco Peak Retirement™ Destination Fund	$21,312	$10,044	$31,356
Invesco Peak Retirement™ 2015 Fund	4,612	10,935	15,547
Invesco Peak Retirement™ 2020 Fund	54,517	–	54,517
Invesco Peak Retirement™ 2030 Fund	7,423	–	7,423
Invesco Peak Retirement™ 2035 Fund	37,443	–	37,443
Invesco Peak Retirement™ 2045 Fund	24,343	–	24,343
Invesco Peak Retirement™ 2050 Fund	79,467	–	79,467
Invesco Peak Retirement™ 2055 Fund	31,892	–	31,892
Invesco Peak Retirement™ 2060 Fund	62,815	3,601	66,416
Invesco Peak Retirement™ 2065 Fund	12,259	2,606	14,865

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At June 30, 2021
	For the six months ended June 30, 2021*		Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Peak Retirement™ Destination Fund	$3,032,273	$1,285,663	$4,327,357	$231,785	$(322)	$231,463
Invesco Peak Retirement™ 2010 Fund[1]	285,113	–	301,536	2,400	(512)	1,888
Invesco Peak Retirement™ 2015 Fund	1,081,823	532,801	1,683,867	105,135	–	105,135
Invesco Peak Retirement™ 2020 Fund	8,884,898	3,903,533	10,853,471	673,431	–	673,431
Invesco Peak Retirement™ 2025 Fund	13,217,206	8,020,054	17,703,817	1,581,302	–	1,581,302
Invesco Peak Retirement™ 2030 Fund	26,312,080	12,423,240	32,226,833	2,869,429	–	2,869,429
Invesco Peak Retirement™ 2035 Fund	9,536,596	3,904,955	14,195,508	1,712,848	–	1,712,848
Invesco Peak Retirement™ 2040 Fund	15,427,660	5,054,465	18,470,235	2,148,399	(2,758)	2,145,641
Invesco Peak Retirement™ 2045 Fund	4,863,647	2,759,544	7,759,680	1,465,554	–	1,465,554
Invesco Peak Retirement™ 2050 Fund	12,320,784	3,610,602	14,046,140	1,901,579	–	1,901,579
Invesco Peak Retirement™ 2055 Fund	2,404,120	1,061,713	3,958,459	803,311	–	803,311
Invesco Peak Retirement™ 2060 Fund	3,701,567	1,470,068	5,469,267	1,041,221	–	1,041,221
Invesco Peak Retirement™ 2065 Fund	2,834,780	1,196,279	4,129,668	755,951	–	755,951

*	Excludes U.S. Government obligations and money market funds, if any.
[1]	For the period April 30, 2021 (commencement of investment operations) through June 30, 2021.

75                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information

Invesco Peak Retirement™ Destination Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	195,924	$2,040,401	268,479	$2,588,824

Class C	10,735	112,126	10,514	106,005

Class R	7,119	74,458	3,052	28,995

Issued as reinvestment of dividends:
Class A	3,920	40,996	3,550	34,197

Class C	161	1,688	272	2,594

Class R	93	971	56	553

Automatic conversion of Class C shares to Class A shares:
Class A	78	818	1,764	17,786

Class C	(78)	(818)	(1,763)	(17,786)

Reacquired:
Class A	(37,298)	(386,303)	(129,390)	(1,211,150)

Class C	(5,449)	(58,383)	(6,413)	(64,549)

Class R	(13)	(137)	-	-

Net increase in share activity	175,192	$1,825,817	150,121	$1,485,469

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 50% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

76                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2010 Fund

	Summary of Share Activity
	June 30, 2021(a)(b)
	Shares	Amount
Sold:
Class A	1,001	$ 10,010

Class C	1,001	10,010

Class R	1,001	10,010

Class Y	1,001	10,010

Class R5	1,001	10,010

Class R6	25,001	250,010

Net increase in share activity	30,006	$300,060

(a)	Commencement date of April 30, 2021.
(b)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2015 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	41,113	$442,984	43,650	$435,348

Class C	15,229	165,385	3,772	37,001

Class R	7,627	82,511	10,625	106,195

Issued as reinvestment of dividends:
Class A	-	-	1,316	13,530

Class C	-	-	102	1,043

Class R	-	-	279	2,855

Reacquired:
Class A	(13,040)	(139,491)	(12,297)	(114,020)
Class R	(7)	(76)	-	-

Net increase in share activity	50,922	$551,313	47,447	$481,952

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 62% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

77                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2020 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	308,364	$3,424,406	229,331	$2,437,301

Class C	85,764	938,986	70,284	719,764

Class R	111,487	1,227,754	112,859	1,153,439

Class Y	1,394	15,352	4,329	43,918

Issued as reinvestment of dividends:
Class A	-	-	4,285	46,145

Class C	-	-	1,100	11,776

Class R	-	-	1,800	19,330

Class Y	-	-	95	1,032

Automatic conversion of Class C shares to Class A shares:
Class A	3,867	43,746	15,193	156,191

Class C	(3,901)	(43,746)	(15,325)	(156,191)

Reacquired:
Class A	(21,367)	(236,250)	(36,052)	(345,457)

Class C	(6,429)	(71,381)	(124)	(1,277)

Class R	(15,672)	(172,417)	(57,346)	(548,212)

Net increase in share activity	463,507	$5,126,450	330,429	$3,537,759

(a)	16% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

78                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2025 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	480,794	$5,529,956	627,738	$6,648,132

Class C	69,914	791,472	163,236	1,713,237

Class R	53,783	622,104	123,867	1,288,885

Class Y	6,892	80,336	7,504	80,616

Issued as reinvestment of dividends:
Class A	-	-	17,180	191,386

Class C	-	-	3,616	39,811

Class R	-	-	2,350	26,108

Class Y	-	-	198	2,212

Automatic conversion of Class C shares to Class A shares:
Class A	8,157	95,483	31,942	357,851

Class C	(8,273)	(95,483)	(32,361)	(357,851)

Reacquired:
Class A	(100,398)	(1,165,678)	(177,432)	(1,844,334)

Class C	(27,161)	(314,866)	(13,910)	(150,984)

Class R	(647)	(7,365)	(56,632)	(559,326)

Class Y	(4,337)	(52,212)	(2,918)	(32,651)

Class R5	(961)	(11,500)	(8,043)	(90,000)

Class R6	(20,133)	(241,000)	(8,937)	(100,000)

Net increase in share activity	457,630	$5,231,247	677,398	$7,213,092

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

79                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2030 Fund

	Summary of Share Activity

	Six months ended June 30, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	914,553	$10,665,316	1,053,914	$11,408,515

Class C	297,184	3,435,091	175,736	1,900,095

Class R	357,379	4,145,660	189,959	1,998,432

Class Y	10,494	123,673	1,769	18,142

Issued as reinvestment of dividends:
Class A	-	-	18,563	209,209

Class C	-	-	2,096	23,408

Class R	-	-	3,601	40,435

Class Y	-	-	243	2,756

Automatic conversion of Class C shares to Class A shares:
Class A	11,211	134,849	7,061	78,600

Class C	(11,343)	(134,849)	(7,125)	(78,600)

Reacquired:
Class A	(291,221)	(3,384,382)	(61,387)	(647,571)

Class C	(49,814)	(578,952)	(44,300)	(466,789)

Class R	(26,376)	(313,312)	(30,743)	(311,029)

Class Y	(38)	(454)	(3,090)	(34,807)

Class R5	(1,079)	(13,200)	(7,944)	(90,000)

Class R6	(20,262)	(247,800)	(8,826)	(100,000)

Net increase in share activity	1,190,688	$13,831,640	1,289,527	$13,950,796

80                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2035 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	367,429	$4,397,310	264,421	$2,821,056

Class C	59,016	706,265	178,740	1,905,240

Class R	81,422	977,996	123,871	1,323,563

Class Y	12,292	148,122	34,162	378,173

Issued as reinvestment of dividends:
Class A	-	-	5,799	66,285

Class C	-	-	2,313	26,201

Class R	-	-	2,188	24,906

Class Y	-	-	1,299	14,913

Automatic conversion of Class C shares to Class A shares:
Class A	3,951	47,900	7,223	81,710

Class C	(3,996)	(47,900)	(7,294)	(81,710)

Reacquired:
Class A	(29,481)	(355,140)	(34,640)	(358,576)

Class C	(2,459)	(29,959)	(29,978)	(322,815)

Class R	(9,678)	(115,864)	(39,546)	(385,561)

Class Y	(3,483)	(43,783)	(2,845)	(32,665)

Class R5	(1,222)	(15,300)	(7,833)	(90,000)

Class R6	(20,415)	(255,543)	(8,711)	(100,000)

Net increase in share activity	453,376	$5,414,104	489,169	$5,270,720

(a)	9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

81                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2040 Fund

	Summary of Share Activity

	Six months ended June 30, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	660,473	$7,936,826	260,854	$2,773,561

Class C	124,066	1,466,422	92,370	926,105

Class R	226,632	2,730,239	193,947	2,048,463

Class Y	9,334	114,400	40,134	418,412

Issued as reinvestment of dividends:
Class A	-	-	4,691	53,761

Class C	-	-	1,008	11,449

Class R	-	-	2,606	29,713

Class Y	-	-	701	8,060

Automatic conversion of Class C shares to Class A shares:
Class A	2,204	27,678	504	5,792

Class C	(2,231)	(27,678)	(509)	(5,792)

Reacquired:
Class A	(86,781)	(1,054,295)	(47,836)	(501,448)

Class C	(18,030)	(219,241)	(6,386)	(63,324)

Class R	(24,936)	(307,154)	(6,392)	(66,144)

Class Y	(3,118)	(37,440)	(2,815)	(32,227)

Class R5	(1,244)	(15,800)	(7,819)	(90,012)

Class R6	(20,449)	(259,627)	(8,688)	(99,928)

Net increase in share activity	865,920	$10,354,330	516,370	$5,416,441

82                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2045 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	130,108	$1,599,941	233,505	$2,418,417

Class C	44,060	528,032	45,163	442,845

Class R	44,853	552,113	110,280	1,098,710

Class Y	618	7,677	7,194	69,803

Issued as reinvestment of dividends:
Class A	-	-	3,611	41,525

Class C	-	-	800	9,077

Class R	-	-	1,311	15,015

Class Y	-	-	108	1,243

Automatic conversion of Class C shares to Class A shares:
Class A	1,706	21,342	6,114	68,946

Class C	(1,732)	(21,342)	(6,195)	(68,946)

Reacquired:
Class A	(45,533)	(576,711)	(24,830)	(250,883)

Class C	(4,296)	(52,007)	(4,142)	(45,311)

Class R	(5,942)	(73,470)	(18,471)	(185,299)

Class Y	(23)	(284)	(3,748)	(42,141)

Class R5	-	-	(7,792)	(90,000)

Class R6	-	-	(8,658)	(100,000)

Net increase in share activity	163,819	$1,985,291	334,250	$3,383,001

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

83                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2050 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	482,841	$5,881,772	201,720	$2,133,718

Class C	121,882	1,468,711	90,090	948,963

Class R	204,669	2,515,079	93,804	936,321

Class Y	3,516	42,979	2,869	30,241

Issued as reinvestment of dividends:
Class A	-	-	2,835	32,855

Class C	-	-	926	10,596

Class R	-	-	1,254	14,434

Class Y	-	-	201	2,345

Automatic conversion of Class C shares to Class A shares:
Class A	808	10,189	838	9,781

Class C	(820)	(10,189)	(848)	(9,781)

Reacquired:
Class A	(61,865)	(758,926)	(47,416)	(480,995)

Class C	(13,456)	(163,977)	(17,870)	(188,605)

Class R	(22,755)	(276,341)	(28,974)	(279,746)

Class Y	(30)	(374)	(2,581)	(27,277)

Net increase in share activity	714,790	$8,708,923	296,848	$3,132,850

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

84                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2055 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	76,468	$954,854	104,797	$1,054,937

Class C	21,680	267,711	35,173	365,083

Class R	22,505	279,898	26,573	268,615

Class Y	1,928	24,151	635	6,614

Issued as reinvestment of dividends:
Class A	-	-	1,668	19,179

Class C	-	-	297	3,428

Class R	-	-	470	5,453

Class Y	-	-	9	99

Reacquired:
Class A	(16,742)	(206,648)	(11,243)	(123,477)

Class C	(1,318)	(16,257)	(3,756)	(39,559)

Class R	(108)	(1,329)	(43)	(455)

Class Y	(4)	(50)	(2,027)	(21,433)

Net increase in share activity	104,409	$1,302,330	152,553	$1,538,484

(a)	14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

85                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2060 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	88,826	$1,103,037	127,508	$1,356,110

Class C	14,514	179,474	22,596	229,218

Class R	89,279	1,080,803	54,716	506,785

Class Y	598	7,400	3,806	40,584

Issued as reinvestment of dividends:
Class A	-	-	1,931	22,359

Class C	-	-	220	2,523

Class R	-	-	739	8,508

Class Y	-	-	50	584

Reacquired:
Class A	(11,763)	(144,148)	(12,698)	(116,740)

Class C	(1,528)	(18,985)	(503)	(5,419)

Class R	(120)	(1,467)	(1,651)	(14,264)

Class Y	(2)	(25)	(2)	(25)

Net increase in share activity	179,804	$2,206,089	196,712	$2,030,223

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 21% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

86                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2065 Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	105,823	$1,352,054	114,916	$1,174,946

Class C	22,977	288,047	22,693	237,206

Class R	21,930	281,480	18,749	187,713

Class Y	5,723	76,181	17,131	202,178

Issued as reinvestment of dividends:
Class A	-	-	1,717	20,441

Class C	-	-	261	3,036

Class R	-	-	330	3,871

Class Y	-	-	241	2,848

Reacquired:
Class A	(23,064)	(293,009)	(9,643)	(99,208)

Class C	(3,035)	(38,223)	(4,268)	(40,688)

Class R	(584)	(7,513)	(165)	(1,715)

Class Y	-	-	(4,240)	(50,075)

Net increase in share activity	129,770	$1,659,017	157,722	$1,640,553

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

87                      Invesco Peak Retirement™ Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021 (for the period, April 30, 2021 (commencement of investment operations) through June 30, 2021, for Invesco Peak RetirementTM 2010 Fund).

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Peak Retirement™ Destination Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ Destination Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,065.40	$1.64	$1,023.21	$1.61	0.32%
Class C	1,000.00	1,061.50	5.47	1,019.49	5.36	1.07
Class R	1,000.00	1,064.10	2.92	1,021.97	2.86	0.57
Class Y	1,000.00	1,066.70	0.36	1,024.45	0.35	0.07
Class R5	1,000.00	1,066.70	0.36	1,024.45	0.35	0.07
Class R6	1,000.00	1,066.70	0.36	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.28%, 1.03%, 0.53%, 0.03%, 0.03% and 0.03% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.43, $5.26, $2.71, $0.15, $0.15 and $0.15 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.40, $5.16, $2.66, $0.15, $0.15 and $0.15 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

88                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2010 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2010 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[3]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,009.00	$0.59	$1,023.06	$1.76	0.35%
Class C	1,000.00	1,007.00	1.84	1,019.34	5.51	1.10
Class R	1,000.00	1,008.00	1.01	1,021.82	3.01	0.60
Class Y	1,000.00	1,009.00	0.17	1,024.30	0.50	0.10
Class R5	1,000.00	1,009.00	0.17	1,024.30	0.50	0.10
Class R6	1,000.00	1,009.00	0.17	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Fund for the period April 30, 2021 (commencement of investment operations) through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 61 (as of close of business April 30, 2021 (commencement of investment operations) through June 30, 2021)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to the fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

Invesco Peak Retirement™ 2015 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2015 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,064.70	$1.69	$1,023.16	$1.66	0.33%
Class C	1,000.00	1,061.20	5.52	1,019.44	5.41	1.08
Class R	1,000.00	1,062.90	2.97	1,021.92	2.91	0.58
Class Y	1,000.00	1,066.40	0.41	1,024.40	0.40	0.08
Class R5	1,000.00	1,066.40	0.41	1,024.40	0.40	0.08
Class R6	1,000.00	1,066.40	0.41	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.31%, 1.06%, 0.56%, 0.06%, 0.06% and 0.06% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.59, $5.42, $2.86, $0.31, $0.31 and $0.31 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.56, $5.31, $2.81, $0.30, $0.30 and $0.30 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

89                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2020 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2020 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,062.60	$1.74	$1,023.11	$1.71	0.34%
Class C	1,000.00	1,058.40	5.56	1,019.39	5.46	1.09
Class R	1,000.00	1,060.90	3.01	1,021.87	2.96	0.59
Class Y	1,000.00	1,065.10	0.46	1,024.35	0.45	0.09
Class R5	1,000.00	1,064.10	0.46	1,024.35	0.45	0.09
Class R6	1,000.00	1,064.10	0.46	1,024.35	0.45	0.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.30%, 1.05%, 0.55%, 0.05%, 0.05% and 0.05% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.53, $5.36, $2.81, $0.26, $0.26 and $0.26 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.51, $5.26, $2.76, $0.25, $0.25 and $0.25 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2025 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2025 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,064.90	$1.69	$1,023.16	$1.66	0.33%
Class C	1,000.00	1,061.20	5.52	1,019.44	5.41	1.08
Class R	1,000.00	1,064.20	2.97	1,021.92	2.91	0.58
Class Y	1,000.00	1,066.40	0.41	1,024.40	0.40	0.08
Class R5	1,000.00	1,065.60	0.41	1,024.40	0.40	0.08
Class R6	1,000.00	1,065.50	0.41	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.29%, 1.04%, 0.54%, 0.04%, 0.04% and 0.04% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.48, $5.32, $2.76, $0.20, $0.20 and $0.20 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.45, $5.21, $2.71, $0.20, $0.20 and $0.20 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

90                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2030 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2030 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,075.60	$1.70	$1,023.16	$1.66	0.33%
Class C	1,000.00	1,071.00	5.55	1,019.44	5.41	1.08
Class R	1,000.00	1,074.10	2.98	1,021.92	2.91	0.58
Class Y	1,000.00	1,076.10	0.41	1,024.40	0.40	0.08
Class R5	1,000.00	1,076.10	0.41	1,024.40	0.40	0.08
Class R6	1,000.00	1,076.10	0.41	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.28%, 1.03%, 0.53%, 0.03%, 0.03% and 0.03% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.44, $5.29, $2.73, $0.15, $0.15 and $0.15 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.40, $5.16, $2.66, $0.15, $0.15 and $0.15 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2035 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2035 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,085.80	$1.76	$1,023.11	$1.71	0.34%
Class C	1,000.00	1,082.20	5.63	1,019.39	5.46	1.09
Class R	1,000.00	1,084.40	3.05	1,021.87	2.96	0.59
Class Y	1,000.00	1,087.10	0.47	1,024.35	0.45	0.09
Class R5	1,000.00	1,087.10	0.47	1,024.35	0.45	0.09
Class R6	1,000.00	1,087.10	0.47	1,024.35	0.45	0.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.28%, 1.03%, 0.53%, 0.03%, 0.03% and 0.03% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.45, $5.32, $2.74, $0.16, $0.16 and $0.16 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent half year, are $1.40, $5.16, $2.66, $0.15, $0.15 and $0.15 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

91                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2040 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,098.40	$1.77	$1,023.11	$1.71	0.34%
Class C	1,000.00	1,094.90	5.66	1,019.39	5.46	1.09
Class R	1,000.00	1,097.20	3.07	1,021.87	2.96	0.59
Class Y	1,000.00	1,099.70	0.47	1,024.35	0.45	0.09
Class R5	1,000.00	1,099.70	0.47	1,024.35	0.45	0.09
Class R6	1,000.00	1,099.70	0.47	1,024.35	0.45	0.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.30%, 1.05%, 0.55%, 0.05%, 0.05% and 0.05% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.56, $5.45, $2.86, $0.26, $0.26 and $0.26 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $$1.51, $5.26, $2.76, $0.25, $0.25 and $0.25 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2045 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2045 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,110.80	$1.88	$1,023.01	$1.81	0.36%
Class C	1,000.00	1,106.20	5.80	1,019.29	5.56	1.11
Class R	1,000.00	1,108.70	3.19	1,021.77	3.06	0.61
Class Y	1,000.00	1,111.30	0.58	1,024.25	0.55	0.11
Class R5	1,000.00	1,112.10	0.58	1,024.25	0.55	0.11
Class R6	1,000.00	1,112.20	0.58	1,024.25	0.55	0.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.31%, 1.06%, 0.56%, 0.06%, 0.06% and 0.06% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.62, $5.54, $2.93, $0.31, $0.31 and $0.31 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.56, $5.31, $2.81, $0.30, $0.30 and $0.30 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

92                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2050 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2050 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,113.30	$1.89	$1,023.01	$1.81	0.36%
Class C	1,000.00	1,108.70	5.80	1,019.29	5.56	1.11
Class R	1,000.00	1,111.50	3.19	1,021.77	3.06	0.61
Class Y	1,000.00	1,114.50	0.58	1,024.25	0.55	0.11
Class R5	1,000.00	1,114.50	0.58	1,024.25	0.55	0.11
Class R6	1,000.00	1,113.70	0.58	1,024.25	0.55	0.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.31%, 1.06%, 0.56%, 0.06%, 0.06% and 0.06% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.62, $5.54, $2.93, $0.31, $0.31 and $0.31 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.56, $5.31, $2.81, $0.30, $0.30 and $0.30 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2055 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2055 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,115.20	$1.94	$1,022.96	$1.86	0.37%
Class C	1,000.00	1,111.30	5.86	1,019.24	5.61	1.12
Class R	1,000.00	1,114.90	3.25	1,021.72	3.11	0.62
Class Y	1,000.00	1,116.50	0.63	1,024.20	0.60	0.12
Class R5	1,000.00	1,116.50	0.63	1,024.20	0.60	0.12
Class R6	1,000.00	1,116.50	0.63	1,024.20	0.60	0.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.31%, 1.06%, 0.56%, 0.06%, 0.06% and 0.06% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.63, $5.55, $2.94, $0.31, $0.31 and $0.31 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.56, $5.31, $2.81, $0.30, $0.30 and $0.30 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

93                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2060 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2060 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,117.40	$1.94	$1,022.96	$1.86	0.37%
Class C	1,000.00	1,112.60	5.87	1,019.24	5.61	1.12
Class R	1,000.00	1,116.30	3.25	1,021.72	3.11	0.62
Class Y	1,000.00	1,118.70	0.63	1,024.20	0.60	0.12
Class R5	1,000.00	1,117.80	0.63	1,024.20	0.60	0.12
Class R6	1,000.00	1,117.80	0.63	1,024.20	0.60	0.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.31%, 1.06%, 0.56%, 0.06%, 0.06% and 0.06% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.63, $5.55, $2.94, $0.32, $0.32 and $0.32 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.56, $5.31, $2.81, $0.30, $0.30 and $0.30 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2065 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2065 Fund	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,117.50	$2.00	$1,022.91	$1.91	0.38%
Class C	1,000.00	1,112.60	5.92	1,019.19	5.66	1.13
Class R	1,000.00	1,116.00	3.31	1,021.67	3.16	0.63
Class Y	1,000.00	1,119.30	0.68	1,024.15	0.65	0.13
Class R5	1,000.00	1,118.40	0.68	1,024.15	0.65	0.13
Class R6	1,000.00	1,118.40	0.68	1,024.15	0.65	0.13

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective April 30, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.74%, 1.49%, 0.99%, 0.49%, 0.49% and 0.49% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.31%, 1.06%, 0.56%, 0.06%, 0.06% and 0.06% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.63, $5.55, $2.94, $0.32, $0.32 and $0.32 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $1.56, $5.31, $2.81, $0.30, $0.30 and $0.30 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

94                      Invesco Peak Retirement™ Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Peak RetirementTM 2010 Fund)

At a meeting held on January 22, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the Invesco Peak Retirement 2010 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts), effective April 28, 2021.

In doing so, the Board followed a process similar to the process that it follows in annually reviewing and approving investment advisory agreements and sub-advisory contracts for the series portfolios of funds advised by Invesco Advisers and considered the information provided in the most recent annual review process as well as the information provided with respect to the Fund. After evaluating the factors discussed below, among others, the Board: (i) approved the investment advisory agreement and the sub-advisory contracts for the Fund and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable, and (ii) approved submission of the agreements to the initial shareholder of the Fund.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Fund will be assigned to one of the Sub-Committees. The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board was assisted in its review by the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees, and by independent legal counsel. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of January 22, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board did not consider the performance of the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund as well as information provided regarding the experience of the portfolio managers in managing the other Invesco Funds in the “Peak Retirement” suite offered by Invesco.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets primarily in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board noted that Invesco Advisers will contractually agree to limit expenses of the Fund through at least April 30, 2022 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers

95                      Invesco Peak Retirement™ Funds

pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation will be payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund will share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates will provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers will continue to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers and its affiliates will not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees to be received for providing administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

(Invesco Peak RetirementTM Destination Fund (formerly, Invesco Peak RetirementTM Now Fund), Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045 Fund, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund and Invesco Peak RetirementTM 2065 Fund)

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committee and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for

96                      Invesco Peak Retirement™ Funds

the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Peak RetirementTM Destination Fund (formerly, Invesco Peak RetirementTM Now Fund)

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement Now Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. and international equities with value, dividend yield and low volatility factor tilts and alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2015 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2015 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to U.S. and international equities with value, dividend yield and low volatility factor tilts, and alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2020 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2020 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the

97                      Invesco Peak Retirement™ Funds

best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2025 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2025 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2030 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2030 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2035 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2035 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2040 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2040 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2045 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom

98                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement 2045 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to alternatives, including global real estate, through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2050 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2050 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to real estate through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2055 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2055 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to real estate through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2060 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2060 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The

Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to real estate through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

Invesco Peak RetirementTM 2065 Fund

The Board noted that the Fund only had three full years of performance history and compared the Fund’s investment performance during the past three years ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2065 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and two year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s underweight allocation to U.S. equities and its allocation to U.S. equities with value and low volatility factor tilts, as well as an overweight allocation to real estate through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board further noted that, effective April 30, 2021, the Fund’s investment strategy was changed to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management the potential benefits of such changes from a performance standpoint.

99                      Invesco Peak Retirement™ Funds

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge each Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. For Invesco Peak RetirementTM 2015 Fund and Invesco Peak RetirementTM 2020 Fund, the Board noted that there were only five funds (including each Fund) in the expense group. For Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045 Fund and Invesco Peak RetirementTM 2055 Fund, the Board noted that each Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board further noted that, in connection with the changes to each Fund’s investment strategy and glide path effective April 30, 2021, each Fund’s total expense ratio was expected to decrease.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge each Fund any fees pursuant to each Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to each Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that each Fund also shares in economies of scale through Invesco Advisers’

ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

100                      Invesco Peak Retirement™ Funds

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	PR-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Quality Income Fund
Nasdaq:
A: VKMGX ∎ C: VUSCX ∎ R: VUSRX ∎ Y: VUSIX ∎ R5: VUSJX ∎ R6: VUSSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses
24	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.08%
Class C Shares	-1.40
Class R Shares	-1.23
Class Y Shares	-0.84
Class R5 Shares	-0.87
Class R6 Shares	-0.84

Bloomberg Barclays U.S. Mortgage-Backed Securities Index▼ (Broad Market/Style-Specific Index)	-0.77

Source(s): ▼RIMES Technologies Corp.

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Quality Income Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	5.87%
10 Years	2.32
5 Years	1.34
1 Year	-3.16

Class C Shares
Inception (8/13/93)	3.86%
10 Years	2.14
5 Years	1.48
1 Year	-0.58

Class R Shares
10 Years	2.48%
5 Years	1.94
1 Year	0.88

Class Y Shares
Inception (9/25/06)	3.50%
10 Years	3.03
5 Years	2.49
1 Year	1.46

Class R5 Shares
Inception (6/1/10)	3.20%
10 Years	3.08
5 Years	2.56
1 Year	1.29

Class R6 Shares
10 Years	2.93%
5 Years	2.57
1 Year	1.50

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund and subsequently Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Quality Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4 Invesco Quality Income Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–104.12%
Collateralized Mortgage Obligations–5.30%
Fannie Mae ACES, IO, 0.30%, 12/25/2022(a)	$90,510,102	$190,261

Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	155,821	168,702

Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023 to 01/25/2032(c)	329,832	26,602

6.50%, 10/25/2024 to 02/25/2033(c)	1,713,114	281,535

7.00%, 02/25/2028(c)	343,052	41,447

8.00%, 05/25/2030(c)	368,565	73,755

6.00%, 02/25/2033 to 09/25/2035(a)(c)	2,090,338	351,502

5.50%, 11/25/2033 to 06/25/2035(c)	954,583	159,294

PO, 0.00%, 09/25/2032(d)	57,333	53,950

Fannie Mae REMICs, 8.50%, 09/25/2021	3	3

3.50%, 09/25/2023 to 08/25/2042(c)	2,252,525	291,272

4.00%, 07/25/2024 to 08/25/2047(c)	2,348,938	1,730,726

2.50%, 12/25/2025 to 10/25/2026	1,224,719	1,267,978

5.50%, 12/25/2025 to 07/25/2046(c)	1,116,352	768,643

7.00%, 03/18/2027 to 05/25/2033(c)	663,235	456,524

6.50%, 10/25/2028 to 05/25/2033(c)	200,921	204,327

1.09% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	507,523	518,600

1.08% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	442,038	451,613

0.59% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,566,117	1,584,659

0.58% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	47,315	47,633

0.49% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	282,751	285,091

0.43% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	1,165,116	1,172,735

0.44% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	1,112,532	1,119,975

24.23% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	173,117	282,061

23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	128,355	204,181

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	$130,718	$210,986

1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	886,737	893,458

0.54% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	372,712	377,706

2.75%, 01/25/2039	1,208,635	1,220,637

6.61%, 06/25/2039(b)	464,646	549,140

5.00%, 04/25/2040 to 09/25/2047(c)(e)	3,196,248	955,483

2.00%, 05/25/2044 to 03/25/2051(c)	7,940,769	1,943,935

IO, 6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(e)	902,239	154,445

3.00%, 10/25/2026 to 01/25/2031(c)	7,014,544	395,834

8.00%, 08/18/2027 to 09/18/2027(c)	299,715	42,707

0.75%, 10/25/2031(c)	4,930	97

7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(e)	107,443	21,674

7.82% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(c)(e)	102,478	18,389

7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(e)	74,975	14,344

7.92% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(c)(e)	168,071	36,916

8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(e)	230,624	49,021

6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(c)(e)	355,473	61,446

7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(e)	79,786	16,124

7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(c)(e)	518,001	110,112

8.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(e)	321,922	63,053

8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(e)	420,504	97,761

6.00%, 05/25/2033(c)	22,715	4,752

5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(e)	1,220,170	196,059

6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(e)	73,367	12,190

6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(e)	261,863	40,204

6.56% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(c)(e)	2,123,969	127,007

6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(e)	223,986	43,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(e)	$645,789	$133,418

4.50%, 02/25/2043(c)	493,646	80,138

1.65%, 02/25/2056(a)	7,569,683	484,836

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KC02, Class X1, IO, 1.91%, 03/25/2024(a)	252,875,537	2,287,310

Series KC03, Class X1, IO, 0.63%, 11/25/2024(a)	22,139,262	317,526

0.67%, 09/25/2025(b)	61,432,211	1,245,145

Series K734, Class X1, IO, 0.79%, 02/25/2026(a)	16,913,920	437,330

Series K735, Class X1, IO, 1.10%, 05/25/2026(a)	15,873,981	667,834

Series K093, Class X1, IO, 1.09%, 05/25/2029(a)	13,261,034	882,135

Series Q004, Class AFL, 0.86%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	621,072	620,563

Freddie Mac REMICs, 5.00%, 09/15/2023	120,442	124,639

2.00%, 12/15/2023	491,800	500,516

1.75% (COFI + 1.37%), 03/15/2024(e)	124,195	126,012

2.50%, 07/15/2024 to 07/15/2038(c)	3,472,664	2,231,609

4.00%, 10/15/2024 to 03/15/2045(c)	1,400,365	703,426

5.50%, 04/15/2025	6	6

3.50%, 11/15/2025 to 05/15/2032	1,330,925	1,408,136

3.00%, 04/15/2026 to 05/15/2040(c)	8,327,395	1,619,711

1.50%, 08/15/2027	5,999,353	6,094,986

6.95%, 03/15/2028	185,702	209,604

6.50%, 08/15/2028 to 03/15/2032	1,771,373	2,005,938

0.67% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	121,018	122,583

6.00%, 01/15/2029 to 04/15/2029	287,587	324,334

0.42% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	153,630	150,385

0.99% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	171,523	174,492

0.47% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 11/15/2039(e)	261,344	262,763

0.72% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	41,029	41,414

8.00%, 03/15/2030	77,693	92,706

1.02% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	121,431	124,442

0.57% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	361,141	363,690

1.07% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	238,633	244,178

0.62% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	611,515	621,583

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
24.48% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	$32,788	$54,148

0.37% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,811,884	1,822,087

0.52% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	127,117	128,825

0.61% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	164,979	167,603

IO, 5.93% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(c)(e)	555,932	39,203

7.58% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(c)(e)	33,155	3,444

8.62% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(e)	104,464	8,534

8.03% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(c)(e)	244,767	40,793

6.63% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(e)	982,919	157,757

6.68% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(e)	173,985	26,969

6.65% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(e)	278,602	41,043

6.93% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(e)	21,979	4,325

6.00% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(e)	1,233,481	216,674

1.84%, 02/15/2039(a)	3,292,789	210,007

6.18% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(e)	303,759	51,694

6.03% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(e)	434,329	63,161

Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	2,209,632

Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(c)	723,757	45,038

3.27%, 12/15/2027(a)	186,530	10,038

6.50%, 02/01/2028(c)	43,666	5,894

7.00%, 09/01/2029(c)	337,254	57,164

7.50%, 12/15/2029(c)	22,868	4,148

8.00%, 06/15/2031(c)	569,828	120,848

6.00%, 12/15/2032(c)	116,034	17,824

0.00%, 12/01/2031 to 03/01/2032(d)	301,756	286,098

0.57%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	837,186	845,562

Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,427,603	1,699,357

Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	450,497	452,636

		52,883,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–18.43%
5.00%, 10/01/2021 to 06/01/2040	$3,095,285	$3,548,978

6.50%, 04/01/2022 to 04/01/2034	872,786	972,698

9.00%, 08/01/2022 to 05/01/2025	5,762	6,211

6.00%, 10/01/2022 to 10/01/2029	359,818	407,497

5.50%, 01/01/2024 to 12/01/2036	247,446	267,617

2.50%, 02/01/2031 to 09/01/2050	10,101,172	10,497,446

8.50%, 03/01/2031 to 08/01/2031	149,261	176,137

7.00%, 10/01/2031 to 10/01/2037	265,440	304,599

7.50%, 01/01/2032 to 08/01/2037	7,018,353	8,129,177

3.00%, 02/01/2032 to 04/01/2051	82,679,623	87,230,228

8.00%, 08/01/2032	103,752	120,406

4.50%, 05/01/2038 to 11/01/2049	8,592,017	9,490,840

5.35%, 07/01/2038 to 10/17/2038	1,291,787	1,459,698

5.80%, 10/01/2038 to 01/20/2039	618,166	697,996

5.45%, 11/25/2038	1,322,815	1,486,476

4.00%, 06/01/2042 to 07/01/2049	27,703,925	30,439,110

3.50%, 09/01/2045 to 05/01/2050	26,491,858	28,527,827

		183,762,941

Federal National Mortgage Association (FNMA)–57.64%
6.00%, 07/01/2021 to 05/01/2040	3,056,936	3,411,242

5.50%, 11/01/2021 to 04/01/2038	4,914,840	5,516,993

5.00%, 06/01/2022 to 01/01/2041	3,301,763	3,727,810

2.00%, 03/01/2023 to 01/01/2051	43,186,649	44,324,899

4.50%, 04/01/2023 to 07/01/2044	6,076,761	6,724,436

7.00%, 07/01/2023 to 01/01/2036	1,947,064	2,216,437

6.50%, 08/01/2023 to 11/01/2038	3,524,070	3,982,217

0.38%, 08/25/2025	4,000,000	3,942,365

0.50%, 11/07/2025	17,000,000	16,805,378

1.88%, 09/24/2026	5,358,000	5,620,204

7.50%, 02/01/2027 to 08/01/2037	2,855,213	3,295,970

3.59%, 10/01/2028	9,586,000	10,960,117

3.79%, 11/01/2028	10,962,000	12,697,415

3.00%, 02/01/2029 to 06/01/2051	115,835,343	122,827,012

9.50%, 04/01/2030	12,217	13,493

8.50%, 07/01/2032 to 10/01/2032	221,895	267,891

5.63%, 08/01/2032	104,673	110,795

8.00%, 04/01/2033	238,238	285,953

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
3.50%, 11/01/2034 to 05/01/2050	$98,053,881	$105,670,170

2.50%, 03/01/2035 to 10/01/2050	15,999,928	16,738,771

5.45%, 01/01/2038	258,659	278,458

4.00%, 02/01/2042 to 03/01/2050	65,647,226	72,211,330

TBA, 2.00%, 07/01/2036(f)	14,650,000	15,111,532

2.50%, 07/01/2051(f)	114,075,000	117,996,329

		574,737,217

Government National Mortgage Association (GNMA)–10.89%
8.00%, 11/15/2021 to 09/15/2028	6,589	6,614

9.50%, 11/15/2021	586	588

7.00%, 11/15/2022 to 01/20/2030	233,875	251,563

9.00%, 02/15/2023	226	226

6.50%, 01/15/2024 to 10/15/2028	52,787	58,851

3.00%, 12/16/2025 to 02/20/2050	3,718,575	3,900,019

6.00%, 06/15/2028 to 04/20/2029	127,150	143,333

7.50%, 06/15/2028 to 08/15/2028	155,913	159,502

5.50%, 05/15/2033 to 10/15/2034	393,363	454,414

4.77%, 07/17/2033	135,611	139,270

7.13%, 11/20/2033(b)	1,700,054	1,940,498

5.00%, 11/20/2037	418,451	463,429

5.89%, 01/20/2039(b)	1,061,081	1,238,016

4.51%, 07/20/2041(b)	1,024,817	1,143,222

2.29%, 09/20/2041	899,117	933,639

0.54% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	641,364	645,072

3.50%, 05/20/2046 to 06/20/2050	23,862,608	25,371,644

4.00%, 02/20/2048 to 03/20/2050	6,001,237	6,536,590

IO, 6.58% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(e)	1,749,705	272,975

4.50%, 09/16/2047(c)	1,059,980	157,528

6.13% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(e)	1,002,142	184,892

TBA, 2.00%, 07/01/2051(f)	30,284,000	30,844,728

2.50%, 07/01/2051(f)	23,848,000	24,680,817

Series 2020-137, Class A, 1.50%, 04/16/2062	9,091,552	9,073,297

		108,600,727

Uniform Mortgage-Backed Securities–11.86%
TBA, 1.50%, 07/01/2036(f)	17,200,000	17,408,617

2.00%, 07/01/2051(f)	99,899,000	100,874,578

		118,283,195

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,046,156,413)		1,038,267,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Quality Income Fund

	Principal Amount	Value
U.S. Treasury Securities–15.74%

U.S. Treasury Bills–0.32%
0.01% - 0.05%, 07/15/2021(g)(h)	$3,213,000	$3,212,960

U.S. Treasury Notes–15.42%
0.13%, 12/31/2022	3,300,000	3,297,809

0.13%, 02/28/2023	15,000,000	14,983,008

0.13%, 04/30/2023	15,000,000	14,973,633

0.25%, 03/15/2024	15,000,000	14,942,578

1.13%, 02/28/2025	15,000,000	15,277,148

0.38%, 01/31/2026	12,000,000	11,761,406

0.75%, 03/31/2026	8,000,000	7,965,312

0.75%, 04/30/2026	15,000,000	14,925,586

1.13%, 02/28/2027	16,000,000	16,118,125

0.50%, 10/31/2027	14,000,000	13,463,516

1.25%, 03/31/2028	11,000,000	11,045,117

1.25%, 04/30/2028	15,000,000	15,049,219

		153,802,457

Total U.S. Treasury Securities (Cost $156,895,509)		157,015,417

Asset-Backed Securities–7.74%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(b)	274,727	256,000

Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.69%, 03/25/2045(b)(i)	2,160,468	2,200,281

Banc of America Funding Trust, Series 2006-3, Class 5A5, 5.50%, 03/25/2036	38,919	38,789

Series 2006-A, Class 1A1, 2.71%, 02/20/2036(b)	405,997	407,299

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.86%, 03/25/2035(b)	1,064,646	1,059,945

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(a)	17,626,550	479,670

BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, 1.19%, 03/15/2037(i)	6,500,000	6,519,593

CCG Receivables Trust, Series 2018-1, Class C, 3.42%, 06/16/2025(i)	190,000	190,212

Series 2019-1, Class B, 3.22%, 09/14/2026(i)	1,400,000	1,444,763

Series 2019-1, Class C, 3.57%, 09/14/2026(i)	340,000	351,398

Series 2019-2, Class C, 2.89%, 03/15/2027(i)	405,000	415,147

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.06%, 11/13/2050(a)	7,351,892	280,169

Chase Mortgage Finance Corp., Series 2016-2, Class M4, 3.71%, 12/25/2045(b)(i)	1,846,142	1,867,190

Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,809,260	1,834,883

	Principal Amount	Value
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 3.00%, 12/25/2035(b)	$17,293	$17,026

Series 2007-A2, Class 2A1, 2.77%, 06/25/2035(b)	342,956	349,045

Series 2007-A2, Class 2A4, 2.77%, 06/25/2035(b)	316,818	320,269

CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.63% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	232,730	228,509

Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(a)	5,179,873	103,641

Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(a)	19,524,153	944,415

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 1.87%, 08/25/2034(b)	67,782	66,284

Series 2005-11, Class A2A, 2.53% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	703,633	712,322

Series 2006-AR2, Class 1A2, 2.57%, 03/25/2036(b)	22,034	21,377

Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, 1.18%, 08/10/2046(a)	19,858,267	362,179

Series 2015-CR24, Class XA, IO, 0.90%, 08/10/2048(a)	40,188,552	1,071,592

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(i)	1,538,539	1,588,229

Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.52%, 08/25/2043(b)(i)	2,338,407	2,377,841

Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(i)	599,997	609,491

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 2.76%, 06/25/2034(b)	481,555	499,581

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(i)	875,000	885,508

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.02%, 06/27/2037(b)(i)	2,011,982	2,047,368

Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(i)	1,128,248	1,144,589

GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 3.01%, 06/19/2035(b)	836,747	867,820

GSAA Home Equity Trust, Series 2007-7, Class A4, 0.63% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	46,709	46,194

GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, 1.46%, 12/25/2034(b)	267,023	270,876

Series 2005-AR, Class 6A1, 3.08%, 07/25/2035(b)	162,137	168,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Quality Income Fund

	Principal Amount	Value
Home Partners of America Trust, Series 2017-1, Class C, 1.63% (1 mo. USD LIBOR + 1.55%), 07/17/2034(e)(i)	$3,000,000	$3,008,645

Series 2017-1, Class D, 1.98% (1 mo. USD LIBOR + 1.90%), 07/17/2034(e)(i)	6,620,000	6,626,447

Invitation Homes Trust, Series 2017-SFR2, Class C, 1.53% (1 mo. USD LIBOR + 1.45%), 12/17/2036(e)(i)	3,207,459	3,217,309

Series 2018-SFR3, Class B, 1.23% (1 mo. USD LIBOR + 1.15%), 07/17/2037(e)(i)	5,000,000	5,023,621

Series 2018-SFR4, Class C, 1.48% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(i)	4,229,000	4,249,207

JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, 2.70%, 02/25/2035(b)	639,686	631,049

Series 2005-A3, Class 6A5, 2.63%, 06/25/2035(b)	405,671	416,395

Series 2014-1, Class 1A17, 0.79%, 01/25/2044(b)(i)	1,211,100	1,231,219

Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(i)	1,181,720	1,200,157

Series 2017-5, Class A1, 3.09%, 10/26/2048(b)(i)	1,605,797	1,650,836

Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(i)	383,314	391,208

Luminent Mortgage Trust, Series 2006-1, Class A1, 0.81% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	39,888	36,162

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.70%, 04/21/2034(b)	159,814	162,672

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.25%, 11/25/2035(b)	346,678	350,335

Series 2005-A, Class A1, 0.55% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	395,651	395,610

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(a)	6,706,778	276,378

Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(i)	2,500,000	2,535,243

RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 2.24%, 07/26/2045(b)(i)	84,421	84,851

Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A2, 0.63% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	43,525	13,458

Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	42,675	40,564

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(i)	5,610,803	5,048,511

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(i)	627,411	636,528

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.39% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	$289,897	$277,129

Series 2004-20, Class 3A1, 2.98%, 01/25/2035(b)	87,672	89,040

Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 0.55% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	662,593	662,976

Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 2.32%, 11/25/2032(b)	98,110	98,626

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.14%, 11/15/2050(a)	12,814,387	563,814

Vendee Mortgage Trust, Series 1999-3, Class IO, 0.00%, 10/15/2029(a)	6,480,269	6

Series 2001-3, Class IO, 0.00%, 10/15/2031(a)	2,988,759	80

Series 2002-2, Class IO, 0.03%, 01/15/2032(a)	7,833,492	6,669

Series 2002-3, Class IO, 0.26%, 08/15/2032(a)	10,122,787	82,073

Series 2003-1, Class IO, 0.12%, 11/15/2032(a)	15,351,946	45,474

Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(i)	2,370,139	2,418,889

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.55%, 10/25/2033(b)	196,187	198,393

Series 2007-HY2, Class 2A1, 3.02%, 11/25/2036(b)	62,455	59,537

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(a)	9,286,846	443,282

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(i)	2,900,000	2,953,760

Total Asset-Backed Securities (Cost $78,276,097)		77,173,948

Agency Credit Risk Transfer Notes–0.27%
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 2M2, 5.09% (1 mo. USD LIBOR + 5.00%), 07/25/2025(e)	972,108	985,723

Freddie Mac, Series 2018-HRP2, Class M2, STACR® , 1.34% (1 mo. USD LIBOR + 1.25%), 02/25/2047(e)(i)	1,178,670	1,178,986

Series 2019-HRP1, Class M2, STACR® , 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(e)(i)	493,748	497,331

Total Agency Credit Risk Transfer Notes (Cost $2,607,793)		2,662,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Quality Income Fund

	Shares	Value

Money Market Funds–0.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	1,334,953	$1,334,953

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)	943,464	943,841

Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	1,525,607	1,525,607

Total Money Market Funds (Cost $3,804,401)		3,804,401

TOTAL INVESTMENTS IN SECURITIES–128.25% (Cost $1,287,740,213)		1,278,923,780

OTHER ASSETS LESS LIABILITIES –(28.25)%		(281,734,140)

NET ASSETS–100.00%		$997,189,640

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Zero coupon bond issued at a discount.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $65,429,241, which represented 6.56% of the Fund’s Net Assets.

(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	December 31, 2020	at Cost	from Sales	Appreciation	Gain	June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,733,420	$100,625,049	$(111,023,516)	$ -	$-	$1,334,953	$ -
Invesco Liquid Assets Portfolio, Institutional Class	8,380,092	71,836,491	(79,273,580)	838	-	943,841	377
Invesco Treasury Portfolio, Institutional Class	13,409,570	115,000,056	(126,884,019)	-	-	1,525,607	268
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	21,839,216	(21,839,216)	-	-	-	20*
Invesco Private Prime Fund	-	46,829,981	(46,829,981)	-	-	-	595*
Total	$33,523,082	$356,130,793	$(385,850,312)	$838	$-	$3,804,401	$1,260

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Quality Income Fund

Open Futures Contracts

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	158	September-2021	$(34,810,609)	$55,236	$55,236

U.S. Treasury 5 Year Notes	979	September-2021	(120,837,665)	273,366	273,366

U.S. Treasury 10 Year Notes	611	September-2021	(80,957,500)	(473,865)	(473,865)

U.S. Treasury 10 Year Ultra Notes	141	September-2021	(20,755,641)	(363,815)	(363,815)

U.S. Treasury Ultra Bonds	31	September-2021	(5,973,312)	(257,998)	(257,998)

Total Futures Contracts				$(767,076)	$(767,076)

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2021

U.S. Government Sponsored Agency Mortgage-Backed Securities	81.18%
U.S. Treasury Securities	12.28
Asset-Backed Securities	6.03
Security types each less than 1% portfolio	0.21
Money Market Funds	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Quality Income Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 1,283,935,812)	$1,275,119,379

Investments in affiliated money market funds, at value (Cost $ 3,804,401)	3,804,401

Cash	107,526

Receivable for:
Investments sold	32,331,077

Fund shares sold	207,758

Dividends	89

Interest	2,778,790

Principal paydowns	2,854

Investment for trustee deferred compensation and retirement plans	271,450

Other assets	82,318

Total assets	1,314,705,642

Liabilities:
Other investments:
Variation margin payable - futures contracts	311,275

Payable for:
Investments purchased	314,842,282

Dividends	437,844

Fund shares reacquired	1,097,612

Accrued fees to affiliates	492,624

Accrued other operating expenses	49,940

Trustee deferred compensation and retirement plans	284,425

Total liabilities	317,516,002

Net assets applicable to shares outstanding	$997,189,640

Net assets consist of:
Shares of beneficial interest	$1,077,693,017

Distributable earnings (loss)	(80,503,377)

$997,189,640

Net Assets:
Class A	$745,780,952

Class C	$41,134,267

Class R	$25,502,836

Class Y	$152,146,205

Class R5	$461,976

Class R6	$32,163,404

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	64,265,252

Class C	3,567,551

Class R	2,199,547

Class Y	13,059,921

Class R5	39,762

Class R6	2,760,799

Class A:
Net asset value per share	$11.60

Maximum offering price per share (Net asset value of $11.60 ÷ 95.75%)	$12.11

Class C:
Net asset value and offering price per share	$11.53

Class R:
Net asset value and offering price per share	$11.59

Class Y:
Net asset value and offering price per share	$11.65

Class R5:
Net asset value and offering price per share	$11.62

Class R6:
Net asset value and offering price per share	$11.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Quality Income Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Interest	$7,503,414

Dividends from affiliated money market funds (includes securities lending income of $ 196)	841

Total investment income	7,504,255

Expenses:
Advisory fees	2,155,331

Administrative services fees	84,819

Custodian fees	15,938

Distribution fees:
Class A	951,080

Class C	234,292

Class R	66,446

Transfer agent fees – A, C, R and Y	772,238

Transfer agent fees – R5	220

Transfer agent fees – R6	6,209

Trustees’ and officers’ fees and benefits	19,582

Registration and filing fees	63,859

Reports to shareholders	40,478

Professional services fees	41,642

Other	16,368

Total expenses	4,468,502

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(242,637)

Net expenses	4,225,865

Net investment income	3,278,390

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	1,844,238

Futures contracts	2,379,639

4,223,877

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(15,885,674)

Affiliated investment securities	838

Futures contracts	(948,593)

(16,833,429)

Net realized and unrealized gain (loss)	(12,609,552)

Net increase (decrease) in net assets resulting from operations	$(9,331,162)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Quality Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$3,278,390	$22,097,562

Net realized gain	4,223,877	37,148,453

Change in net unrealized appreciation (depreciation)	(16,833,429)	(6,951,444)

Net increase (decrease) in net assets resulting from operations	(9,331,162)	52,294,571

Distributions to shareholders from distributable earnings:
Class A	(12,903,953)	(23,122,916)

Class C	(593,848)	(1,332,187)

Class R	(398,285)	(591,176)

Class Y	(3,152,180)	(6,224,427)

Class R5	(7,769)	(2,818,925)

Class R6	(583,660)	(2,473,646)

Total distributions from distributable earnings	(17,639,695)	(36,563,277)

Share transactions–net:
Class A	(51,152,204)	505,809,357

Class C	(11,501,011)	44,527,497

Class R	(1,615,193)	27,566,316

Class Y	(29,268,740)	162,698,345

Class R5	78,004	(133,687,327)

Class R6	(53,724)	8,997,464

Net increase (decrease) in net assets resulting from share transactions	(93,512,868)	615,911,652

Net increase (decrease) in net assets	(120,483,725)	631,642,946

Net assets:
Beginning of period	1,117,673,365	486,030,419

End of period	$997,189,640	$1,117,673,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Quality Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)

Class A
Six months ended 06/30/21	$11.90	$0.04	$(0.15)	$(0.11)	$(0.19)	$11.60	(0.92	)%(d)	$745,781	0.81%(d)(e)	0.85%(d)(e)	0.60%(d)(e)	204%
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33	(f)	816,715	0.83(f)	0.85(f)	2.15(f)	979
Year ended 12/31/19	11.48	0.35	0.33	0.68	(0.44)	11.72	5.97	(d)	301,996	0.92(d)	0.92(d)	3.04(d)	448
Year ended 12/31/18	11.95	0.36	(0.38)	(0.02)	(0.45)	11.48	(0.15	)(d)	308,880	0.94(d)	0.94(d)	3.10(d)	416
Year ended 12/31/17	12.11	0.26	(0.02)	0.24	(0.40)	11.95	1.98	(d)	353,256	0.96(d)	0.96(d)	2.15(d)	516
Year ended 12/31/16	12.22	0.27	0.04	0.31	(0.42)	12.11	2.50	(d)	390,037	0.92(d)	0.93(d)	2.19(d)(g)	472

Class C
Six months ended 06/30/21	11.82	(0.01)	(0.14)	(0.15)	(0.14)	11.53	(1.24)		41,134	1.61(e)	1.61(e)	(0.20)(e)	204
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57	(f)	53,821	1.60(f)	1.60(f)	1.38(f)	979
Year ended 12/31/19	11.40	0.27	0.32	0.59	(0.35)	11.64	5.19		8,659	1.68	1.68	2.28	448
Year ended 12/31/18	11.87	0.27	(0.38)	(0.11)	(0.36)	11.40	(0.93)		9,179	1.70	1.70	2.34	416
Year ended 12/31/17	12.02	0.16	(0.01)	0.15	(0.30)	11.87	1.28		13,178	1.72	1.72	1.39	516
Year ended 12/31/16	12.14	0.17	0.03	0.20	(0.32)	12.02	1.63		15,672	1.68	1.69	1.43(g)	472

Class R
Six months ended 06/30/21	11.89	0.02	(0.15)	(0.13)	(0.17)	11.59	(1.07)		25,503	1.11(e)	1.11(e)	0.30(e)	204
Period ended 12/31/20(h)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99		27,785	1.10(i)	1.10(i)	1.88(i)	979

Class Y
Six months ended 06/30/21	11.95	0.05	(0.14)	(0.09)	(0.21)	11.65	(0.76)		152,146	0.53(e)	0.61(e)	0.88(e)	204
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59		185,925	0.52	0.61	2.46	979
Year ended 12/31/19	11.53	0.38	0.33	0.71	(0.47)	11.77	6.21		20,339	0.68	0.68	3.28	448
Year ended 12/31/18	12.00	0.39	(0.38)	0.01	(0.48)	11.53	0.11		13,189	0.70	0.70	3.34	416
Year ended 12/31/17	12.15	0.29	(0.01)	0.28	(0.43)	12.00	2.32		67,027	0.72	0.72	2.39	516
Year ended 12/31/16	12.27	0.30	0.03	0.33	(0.45)	12.15	2.67		67,532	0.68	0.69	2.43(g)	472

Class R5
Six months ended 06/30/21	11.91	0.05	(0.13)	(0.08)	(0.21)	11.62	(0.70)		462	0.54(e)	0.56(e)	0.87(e)	204
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42		395	0.46	0.46	2.52	979
Year ended 12/31/19	11.52	0.40	0.32	0.72	(0.48)	11.76	6.36		132,657	0.55	0.55	3.41	448
Year ended 12/31/18	12.00	0.40	(0.39)	0.01	(0.49)	11.52	0.16		142,812	0.56	0.56	3.48	416
Year ended 12/31/17	12.15	0.30	(0.01)	0.29	(0.44)	12.00	2.46		176,010	0.58	0.58	2.53	516
Year ended 12/31/16	12.26	0.32	0.03	0.35	(0.46)	12.15	2.86		142,657	0.55	0.56	2.56(g)	472

Class R6
Six months ended 06/30/21	11.95	0.05	(0.14)	(0.09)	(0.21)	11.65	(0.75)		32,163	0.49(e)	0.50(e)	0.92(e)	204
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69		33,032	0.46	0.46	2.52	979
Year ended 12/31/19	11.53	0.40	0.32	0.72	(0.48)	11.77	6.35		22,379	0.55	0.55	3.41	448
Year ended 12/31/18	12.00	0.40	(0.38)	0.02	(0.49)	11.53	0.25		19,097	0.56	0.56	3.48	416
Year ended 12/31/17(j)	12.14	0.23	(0.04)	0.19	(0.33)	12.00	1.61		10	0.58(i)	0.58(i)	2.53(i)	516

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2021 and the years ended December 31, 2019, 2018, 2017 and 2016.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $787,500, $47,360, $26,799, $176,358, $444 and $32,816 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.99% for Class A and Class C shares, respectively.

(g)

Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 2.02%, 1.26%, 2.26% and 2.39% for Class A, Class C, Class Y and Class R5 shares, respectively.

(h)	Commencement date after the close of business on May 15, 2020.
(i)	Annualized.
(j)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Quality Income Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On May 15, 2020, the Fund began offering Class R shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

16 Invesco Quality Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund

17 Invesco Quality Income Fund

executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

M.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $100 million	0.470%
Next $150 million	0.440%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.380%
Next $2.5 billion	0.365%
Next $2.5 billion	0.340%
Next $2.5 billion	0.295%
Over $12.5 billion	0.270%

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.41%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.80%, 1.60%, 1.10%, 0.50%, 0.53% and 0.48%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $2,702 and reimbursed class level expenses of $163,881, $0, $0, $74,014, $41 and $1,214 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

18 Invesco Quality Income Fund

    Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

    With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

    For the six months ended June 30, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $27,388 in front-end sales commissions from the sale of Class A shares and $11,105 and $3,014 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$–	$1,038,267,974	$ –	$1,038,267,974

U.S. Treasury Securities	–	157,015,417	–	157,015,417

Asset-Backed Securities	–	77,173,948	–	77,173,948

Agency Credit Risk Transfer Notes	–	2,662,040	–	2,662,040

Money Market Funds	3,804,401	–	–	3,804,401

Total Investments in Securities	3,804,401	1,275,119,379	–	1,278,923,780

Other Investments - Assets*

Futures Contracts	328,602	–	–	328,602

Other Investments - Liabilities*

Futures Contracts	(1,095,678)	–	–	(1,095,678)

Total Other Investments	(767,076)	–	–	(767,076)

Total Investments	$3,037,325	$1,275,119,379	$ –	$1,278,156,704

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

19 Invesco Quality Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$328,602

Derivatives not subject to master netting agreements	(328,602)

Total Derivative Assets subject to master netting agreements	$-

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(1,095,678)

Derivatives not subject to master netting agreements	1,095,678

Total Derivative Liabilities subject to master netting agreements	$-

(a) The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk

Realized Gain:
Futures contracts	$2,379,639

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(948,593)

Total	$1,431,046

    The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$220,880,753

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $785.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

20 Invesco Quality Income Fund

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$17,188,616	$48,160,070	$65,348,686

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $2,900,000 and $95,135,199, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$14,973,563

Aggregate unrealized (depreciation) of investments	(24,795,216)

Net unrealized appreciation (depreciation) of investments	$(9,821,653)

    Cost of investments for tax purposes is $1,287,978,357.

NOTE 10–Share Information

		Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,853,706	$33,673,325	9,608,985	$113,931,060

Class C	286,563	3,354,696	1,543,605	18,182,166

Class R(b)	258,206	3,047,204	268,172	3,174,177

Class Y	3,104,241	36,822,471	8,221,237	97,658,153

Class R5	6,643	78,512	1,004,337	11,838,726

Class R6	927,077	10,929,712	985,393	11,740,401

Issued as reinvestment of dividends:
Class A	930,776	10,928,205	1,598,746	19,010,511

Class C	43,166	503,931	92,700	1,096,373

Class R(b)	33,301	390,624	48,868	581,505

Class Y	176,848	2,085,122	406,157	4,852,030

Class R5	634	7,445	225,459	2,674,292

Class R6	41,961	494,179	167,169	1,993,591

Automatic conversion of Class C shares to Class A shares:
Class A	293,648	3,448,706	1,231,595	14,657,324

Class C	(295,494)	(3,448,706)	(1,239,080)	(14,657,324)

Issued in connection with acquisitions:(c)
Class A	-	-	48,990,326	578,299,738

Class C	-	-	4,934,324	57,865,657

Class R(b)	-	-	2,383,124	28,131,270

Class Y	-	-	26,919,297	318,931,517

Class R5	-	-	861	10,195

Class R6	-	-	12,974,888	153,708,207

21 Invesco Quality Income Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Reacquired:
Class A	(8,445,535)	$(99,202,440)	(18,559,225)	$(220,089,276)

Class C	(1,019,190)	(11,910,932)	(1,522,712)	(17,959,375)

Class R(b)	(429,100)	(5,053,021)	(363,024)	(4,320,636)

Class Y	(5,783,712)	(68,176,333)	(21,712,815)	(258,743,355)

Class R5	(683)	(7,953)	(12,476,505)	(148,210,540)

Class R6	(973,383)	(11,477,615)	(13,264,473)	(158,444,735)

Net increase (decrease) in share activity	(7,990,327)	$(93,512,868)	52,467,409	$615,911,652

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date after the close of business on May 15, 2020.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Limited-Term Government Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 96,202,820 shares of the Fund for 255,839,890 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $1,136,946,584, including $20,367,708 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $516,826,874 and $1,653,773,458 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$29,401,833

Net realized/unrealized gains	52,565,798

Change in net assets resulting from operations	$81,967,631

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

22 Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
	Beginning Account Value	Ending Account Value	Expenses Paid During	Ending Account Value	Expenses Paid During
	(01/01/21)	(06/30/21)[1]	Period[2,3]	(06/30/21)	Period[2,4]
Class A	$1,000.00	$989.20	$4.00	$1,020.78	$4.06	0.81%
Class C	1,000.00	986.00	7.93	1,016.81	8.05	1.61
Class R	1,000.00	987.70	5.47	1,019.29	5.56	1.11
Class Y	1,000.00	991.60	2.62	1,022.17	2.66	0.53
Class R5	1,000.00	991.30	2.67	1,022.12	2.71	0.54
Class R6	1,000.00	991.60	2.42	1,022.36	2.46	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.85%, 1.61%, 1.11%, 0.61%, 0.56%, and 0.50% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.19, $7.93, $5.47, $3.01, $2.76 and $2.47 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.26, $8.05, $5.56, $3.06, $2.81 and $2.51 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

23 Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of

Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Mortgage-Backed Securities Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund

24 Invesco Quality Income Fund

was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced.

The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively, referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

25 Invesco Quality Income Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	VK-QINC-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Select Risk: Conservative Investor Fund
Nasdaq: A: OACIX ∎ C: OCCIX ∎ R: ONCIX ∎ Y: OYCIX ∎ R5: PXCIX ∎ R6: PXCCX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.39%
Class C Shares	2.02
Class R Shares	2.30
Class Y Shares	2.48
Class R5 Shares	2.59
Class R6 Shares	2.59
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼	-1.52
MSCI All Country World Index▼	12.30
Custom Invesco Select Risk: Conservative Investor Index∎	1.15
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI All Country World Index and 80% Bloomberg Barclays Global Aggregate Bond Index, Hedged.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Conservative Investor Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	2.64%
10 Years	4.15
5 Years	4.52
1 Year	6.38

Class C Shares
Inception (4/5/05)	2.59%
10 Years	4.12
5 Years	4.94
1 Year	10.75

Class R Shares
Inception (4/5/05)	2.72%
10 Years	4.49
5 Years	5.48
1 Year	12.30

Class Y Shares
Inception (4/5/05)	3.29%
10 Years	5.02
5 Years	6.00
1 Year	12.84

Class R5 Shares
10 Years	4.82%
5 Years	5.87
1 Year	12.92

Class R6 Shares
10 Years	4.82%
5 Years	5.88
1 Year	12.92

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Conservative Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Conservative Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Conservative Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Conservative Investor Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Select Risk: Conservative Investor Fund

Schedule of Investments in Affiliated Issuers–99.75%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)		Realized Gain (Loss)		Dividend Income	Shares 06/30/21	Value 06/30/21
Alternative Funds–5.16%
Invesco Fundamental Alternatives Fund, Class R6	–	$13,986,535	$–	$(14,154,114)	$(16,558)		$184,137		$–	–	$–

Invesco Global Real Estate Income Fund, Class R6	1.95%	10,227,659	745,473	(3,059,393)	824,624		414,275		107,416	964,451	9,152,638

Invesco Macro Allocation Strategy Fund, Class R6(b)	3.21%	14,661,433	3,971,589	(4,012,128)	371,024		68,731		–	1,614,217	15,060,649

Invesco Master Event-Linked Bond Fund, Class R6	–	3,960,574	101,705	(3,502,539)	1,018,436		(1,578,176)		97,279	–	–

Total Alternative Funds		42,836,201	4,818,767	(24,728,174)	2,197,526		(911,033)		204,695		24,213,287

Domestic Equity Funds–10.87%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	1.98%	10,845,900	806,896	(3,341,235)	522,255		475,205		–	238,570	9,309,021

Invesco Main Street Small Cap Fund, Class R6	1.47%	–	8,791,942	(1,981,465)	48,112		137,021		2,878	314,155	6,879,988

Invesco Russell 1000 Dynamic Multifactor ETF	1.72%	18,608,499	–	(13,366,335)	(2,357,561)		5,199,077		77,285	172,839	8,083,680

Invesco S&P 500® Low Volatility ETF	1.97%	11,341,029	–	(3,009,885)	586,035		348,633		94,997	152,123	9,265,812

Invesco S&P 500® Pure Growth ETF	2.51%	19,781,494	–	(9,996,120)	55,511		1,961,207		653	64,100	11,802,092

Invesco S&P 500® Pure Value ETF	1.22%	18,173,537	–	(16,650,442)	(1,448,988)		5,639,483		131,001	74,039	5,713,590

Total Domestic Equity Funds		78,750,459	9,598,838	(48,345,482)	(2,594,636)		13,760,626		306,814		51,054,183

Fixed Income Funds–75.46%
Invesco 1–30 Laddered Treasury ETF	11.97%	–	69,285,810	(14,829,756)	1,391,316		315,431		190,670	1,545,907	56,162,801

Invesco Core Plus Bond Fund, Class R6	17.38%	115,621,032	3,376,261	(35,834,738)	(439,380)		(1,144,469)		1,165,243	7,219,355	81,578,706

Invesco Fundamental High Yield® Corporate Bond ETF	6.44%	35,190,716	5,204,413	(10,375,920)	28,659		167,538		660,749	1,546,336	30,215,406

Invesco Income Fund, Class R6(c)	3.72%	29,738,894	457,226	(13,329,093)	(685,647)		1,313,650		437,998	2,189,949	17,475,793

Invesco International Bond Fund, Class R6	6.90%	77,383,125	4,136,334	(43,374,220)	(8,740,491)		2,994,733		829,533	6,033,423	32,399,481

Invesco Master Loan Fund, Class R6	7.69%	46,707,873	953,722	(12,664,644)	2,290,563		(1,180,705)		898,217	2,275,821	36,106,809

Invesco Taxable Municipal Bond ETF	13.95%	74,498,238	8,968,057	(17,419,306)	(281,741)		(266,335)		1,026,440	1,974,048	65,498,913

Invesco Variable Rate Investment Grade ETF	7.41%	45,693,665	–	(11,086,469)	47,196		138,169		189,171	1,386,434	34,792,561

Total Fixed Income Funds		424,833,543	92,381,823	(158,914,146)	(6,389,525)		2,338,012		5,398,021		354,230,470

Foreign Equity Funds–7.57%
Invesco Developing Markets Fund, Class R6	2.46%	–	14,416,415	(3,396,787)	384,492		122,533		–	202,364	11,526,653

Invesco Global Infrastructure Fund, Class R6	0.73%	4,152,129	32,840	(1,210,003)	280,802		170,312		32,840	279,908	3,426,080

Invesco International Select Equity Fund, Class R6(b)	2.42%	11,772,020	2,047,572	(2,575,944)	58,017		79,479		–	721,239	11,381,144

Invesco S&P International Developed Low Volatility ETF	1.96%	11,519,699	–	(2,681,524)	131,189		231,276		170,665	297,659	9,200,640

Total Foreign Equity Funds		27,443,848	16,496,827	(9,864,258)	854,500		603,600		203,505		35,534,517

Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.21%	1,233,888	36,601,883	(36,877,661)	–		–		103	958,110	958,110

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.25%	1,651,899	26,144,202	(26,606,105)	126		39		131	1,189,685	1,190,161

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.23%	1,410,158	41,830,723	(42,145,898)	–		–		41	1,094,983	1,094,983

Total Money Market Funds		4,295,945	104,576,808	(105,629,664)	126		39		275		3,243,254

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $445,495,906)	99.75%	$578,159,996	$227,873,063	$(347,481,724)	$(5,932,009	)(e)	$15,791,244	(e)(f)	$6,113,310		$468,275,711

OTHER ASSETS LESS LIABILITIES	0.25%										1,150,213

NET ASSETS	100.00%										$469,425,924

Investment Abbreviations:

ETF – Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Conservative Investor Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$115,622

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	5	September-2021	$1,072,150	$10,841	$10,841
Interest Rate Risk
Canada 10 Year Bonds	45	September-2021	5,282,672	60,890	60,890
EURO-BTP	54	September-2021	9,694,859	62,641	62,641
Euro Bund	32	September-2021	6,549,515	41,305	41,305
EURO-OAT	59	September-2021	11,126,320	50,957	50,957
Japan 10 Year Bonds	29	September-2021	39,596,832	(54,927)	(54,927)
Long Gilt	72	September-2021	12,758,452	46,686	46,686
Subtotal				207,552	207,552
Total Futures Contracts				$218,393	$218,393

(a)	Futures contracts collateralized by $1,010,984 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Fixed Income Funds	75.65%
Equity Funds	18.49
Alternative Funds	5.17
Money Market Funds	0.69

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at value (Cost $445,495,906)	$468,275,711

Other investments:
Variation margin receivable – futures contracts	240,196

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	1,010,984

Cash	10,000

Receivable for:
Fund shares sold	542,678

Dividends	476,578

Investment for trustee deferred compensation and retirement plans	32,728

Other assets	78,083

Total assets	470,666,958

Liabilities:
Payable for:
Investments purchased	499,048

Fund shares reacquired	376,293

Accrued fees to affiliates	258,605

Accrued trustees’ and officers’ fees and benefits	3,175

Accrued other operating expenses	71,185

Trustee deferred compensation and retirement plans	32,728

Total liabilities	1,241,034

Net assets applicable to shares outstanding	$469,425,924

Net assets consist of:
Shares of beneficial interest	$429,496,286

Distributable earnings	39,929,638

$469,425,924

Net Assets:
Class A	$348,952,527

Class C	$63,505,700

Class R	$49,267,300

Class Y	$7,671,932

Class R5	$10,833

Class R6	$17,632

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,963,489

Class C	6,273,641

Class R	4,812,370

Class Y	742,584

Class R5	1,053

Class R6	1,714

Class A:
Net asset value per share	$10.27

Maximum offering price per share
(Net asset value of $10.27 ÷ 94.50%)	$10.87

Class C:
Net asset value and offering price per share	$10.12

Class R:
Net asset value and offering price per share	$10.24

Class Y:
Net asset value and offering price per share	$10.33

Class R5:
Net asset value and offering price per share	$10.29

Class R6:
Net asset value and offering price per share	$10.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Conservative Investor Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$6,113,310

Expenses:
Custodian fees	1,567

Distribution fees:
Class A	546,795

Class C	326,044

Class R	122,816

Transfer agent fees – A, C, R and Y	369,577

Transfer agent fees – R5	4

Transfer agent fees – R6	6

Trustees’ and officers’ fees and benefits	12,514

Registration and filing fees	46,553

Reports to shareholders	26,282

Professional services fees	18,688

Taxes	47,228

Other	13,134

Total expenses	1,531,208

Less: Expenses reimbursed and/or expense offset arrangement(s)	(240,519)

Net expenses	1,290,689

Net investment income	4,822,621

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	16,011,673

Foreign currencies	95

Futures contracts	(1,083,480)

Capital gain distributions from affiliated underlying fund shares	115,622

15,043,910

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(6,268,060)

Foreign currencies	(33,649)

Futures contracts	(34,263)

(6,335,972)

Net realized and unrealized gain	8,707,938

Net increase in net assets resulting from operations	$13,530,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$4,822,621	$9,317,781
Net realized gain	15,043,910	30,134,961
Change in net unrealized appreciation (depreciation)	(6,335,972)	2,686,700
Net increase in net assets resulting from operations	13,530,559	42,139,442

Distributions to shareholders from distributable earnings:
Class A	–	(9,106,360)
Class C	–	(1,084,172)
Class R	–	(956,249)
Class Y	–	(206,906)
Class R5	–	(251)
Class R6	–	(251)
Total distributions from distributable earnings	–	(11,354,189)

Share transactions–net:
Class A	(113,165,328)	12,699,579
Class C	(6,373,770)	(24,711,856)
Class R	(3,338,615)	(173,607)
Class Y	(1,395,305)	152,309
Class R6	6,693	–
Net increase (decrease) in net assets resulting from share transactions	(124,266,325)	(12,033,575)
Net increase (decrease) in net assets	(110,735,766)	18,751,678

Net assets:
Beginning of period	580,161,690	561,410,012
End of period	$469,425,924	$580,161,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Conservative Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$10.03	$0.09	$0.15	$0.24	$–	$–	$–	$10.27	2.39	%(f)	$348,953	0.35	%(f)(g)	0.43	%(f)(g)	1.78	%(f)(g)	22%
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	–	(0.21)	10.03	8.29	(f)	451,258	0.33	(f)	0.43	(f)	1.85	(f)	80
Eleven months ended 12/31/19	9.31	0.21	0.56	0.77	(0.33)	(0.29)	(0.62)	9.46	8.26		415,244	0.43	(h)	0.53	(h)	2.39	(h)	6
Year ended 01/31/19	9.67	0.22	(0.37)	(0.15)	(0.21)	–	(0.21)	9.31	(1.49)		396,318	0.42		0.52		2.35		45
Year ended 01/31/18	9.02	0.17	0.69	0.86	(0.21)	–	(0.21)	9.67	9.53		445,732	0.42		0.53		1.82		7
Year ended 01/31/17	8.54	0.20	0.47	0.67	(0.19)	–	(0.19)	9.02	7.92		428,722	0.44		0.54		2.22		9
Year ended 01/31/16(i)	9.07	0.15	(0.48)	(0.33)	(0.20)	–	(0.20)	8.54	(3.68)		381,636	0.44		0.54		1.70		10
Class C
Six months ended 06/30/21	9.92	0.05	0.15	0.20	–	–	–	10.12	2.02		63,506	1.11	(g)	1.19	(g)	1.02	(g)	22
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	–	(0.14)	9.92	7.55		68,581	1.09		1.19		1.09		80
Eleven months ended 12/31/19	9.20	0.14	0.55	0.69	(0.25)	(0.29)	(0.54)	9.35	7.48		88,939	1.19	(h)	1.29	(h)	1.63	(h)	6
Year ended 01/31/19	9.56	0.15	(0.38)	(0.23)	(0.13)	–	(0.13)	9.20	(2.30)		125,385	1.17		1.27		1.60		45
Year ended 01/31/18	8.92	0.10	0.67	0.77	(0.13)	–	(0.13)	9.56	8.69		139,290	1.17		1.28		1.06		7
Year ended 01/31/17	8.43	0.13	0.48	0.61	(0.12)	–	(0.12)	8.92	7.28		147,359	1.19		1.29		1.47		9
Year ended 01/31/16(i)	8.96	0.08	(0.48)	(0.40)	(0.13)	–	(0.13)	8.43	(4.48)		150,838	1.19		1.29		0.95		10
Class R
Six months ended 06/30/21	10.01	0.08	0.15	0.23	–	–	–	10.24	2.30		49,267	0.61	(g)	0.69	(g)	1.52	(g)	22
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	–	(0.19)	10.01	8.03		51,481	0.59		0.69		1.59		80
Eleven months ended 12/31/19	9.29	0.19	0.55	0.74	(0.30)	(0.29)	(0.59)	9.44	7.99		49,017	0.68	(h)	0.78	(h)	2.13	(h)	6
Year ended 01/31/19	9.65	0.20	(0.37)	(0.17)	(0.19)	–	(0.19)	9.29	(1.73)		44,044	0.67		0.77		2.10		45
Year ended 01/31/18	9.01	0.15	0.67	0.82	(0.18)	–	(0.18)	9.65	9.18		45,605	0.66		0.77		1.59		7
Year ended 01/31/17	8.53	0.18	0.47	0.65	(0.17)	–	(0.17)	9.01	7.71		42,716	0.69		0.79		1.99		9
Year ended 01/31/16(i)	9.05	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	8.53	(3.89)		35,442	0.69		0.79		1.44		10
Class Y
Six months ended 06/30/21	10.08	0.10	0.15	0.25	–	–	–	10.33	2.48		7,672	0.11	(g)	0.19	(g)	2.02	(g)	22
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	–	(0.24)	10.08	8.71		8,821	0.09		0.19		2.09		80
Eleven months ended 12/31/19	9.34	0.23	0.56	0.79	(0.35)	(0.29)	(0.64)	9.49	8.47		8,189	0.19	(h)	0.29	(h)	2.63	(h)	6
Year ended 01/31/19	9.71	0.24	(0.38)	(0.14)	(0.23)	–	(0.23)	9.34	(1.31)		6,671	0.18		0.28		2.59		45
Year ended 01/31/18	9.06	0.20	0.68	0.88	(0.23)	–	(0.23)	9.71	9.78		6,195	0.17		0.28		2.14		7
Year ended 01/31/17	8.57	0.23	0.47	0.70	(0.21)	–	(0.21)	9.06	8.27		5,280	0.19		0.29		2.52		9
Year ended 01/31/16(i)	9.10	0.17	(0.49)	(0.32)	(0.21)	–	(0.21)	8.57	(3.54)		5,078	0.19		0.29		1.93		10
Class R5
Six months ended 06/30/21	10.03	0.10	0.16	0.26	–	–	–	10.29	2.59		11	0.05	(g)	0.13	(g)	2.08	(g)	22
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	–	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(j)	9.50	0.16	0.43	0.59	(0.35)	(0.29)	(0.64)	9.45	6.30		10	0.15	(h)	0.25	(h)	2.67	(h)	6
Class R6
Six months ended 06/30/21	10.03	0.10	0.16	0.26	–	–	–	10.29	2.59		18	0.05	(g)	0.13	(g)	2.08	(g)	22
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	–	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(j)	9.50	0.16	0.44	0.60	(0.36)	(0.29)	(0.65)	9.45	6.31		10	0.07	(h)	0.17	(h)	2.75	(h)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.47% and 0.55% for the six months ended June 30, 2021 and the year ended December 31, 2020.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.46%, 0.48%, 0.53%, 0.54% and 0.53% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017 and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2021 and the year ended December 31, 2020.

(g)

Ratios are annualized and based on average daily net assets (000’s omitted) of $455,155, $65,749, $49,534, $9,493, $11 and $16 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(h)	Annualized.
(i)	The last business day of the reporting period was January 29, 2016.
(j)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

11	Invesco Select Risk: Conservative Investor Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

    Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or

12	Invesco Select Risk: Conservative Investor Fund

delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 31, 2021, Invesco had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.10% of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2021, the Adviser reimbursed class level expenses of $188,217, $27,333, $20,501, $3,929, $4 and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $41,730 in front-end sales commissions from the sale of Class A shares and $1,735 and $797 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

13	Invesco Select Risk: Conservative Investor Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$465,032,457	$–	$–	$465,032,457

Money Market Funds	3,243,254	–	–	3,243,254

Total Investments in Securities	468,275,711	–	–	468,275,711

Other Investments - Assets*

Futures Contracts	273,320	–	–	273,320

Other Investments - Liabilities*

Futures Contracts	(54,927)	–	–	(54,927)

Total Other Investments	218,393	–	–	218,393

Total Investments	$468,494,104	$–	$–	$468,494,104

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$10,841	$262,479	$273,320

Derivatives not subject to master netting agreements	(10,841)	(262,479)	(273,320)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$(54,927)	$(54,927)

Derivatives not subject to master netting agreements	-	54,927	54,927

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$152,312	$(1,235,792)	$(1,083,480)

14	Invesco Select Risk: Conservative Investor Fund

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$(12,700)	$(21,563)	$(34,263)

Total	$139,612	$(1,257,355)	$(1,117,743)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$87,173,933

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $528.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$–	$8,789,242	$8,789,242

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $123,296,255 and $241,852,060, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$23,324,836

Aggregate unrealized (depreciation) of investments	(1,956,185)

Net unrealized appreciation of investments	$21,368,651

    Cost of investments for tax purposes is $447,125,453.

15	Invesco Select Risk: Conservative Investor Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	4,178,537	$42,229,784	6,943,913	$65,709,180

Class C	816,246	8,137,388	1,930,745	17,728,957

Class R	433,039	4,358,962	1,377,592	12,870,672

Class Y	217,543	2,201,599	239,075	2,224,344

Class R6	662	6,698	-	-

Issued as reinvestment of dividends:
Class A	-	-	890,069	8,874,077

Class C	-	-	108,600	1,070,611

Class R	-	-	96,031	955,442

Class Y	-	-	18,560	185,785

Automatic conversion of Class C shares to Class A shares:
Class A	539,268	5,452,474	1,736,145	16,974,667

Class C	(546,380)	(5,452,474)	(1,757,261)	(16,974,667)

Reacquired:
Class A	(15,725,712)	(160,847,586)	(8,510,124)	(78,858,345)

Class C	(908,566)	(9,058,684)	(2,879,745)	(26,536,757)

Class R	(763,755)	(7,697,577)	(1,525,369)	(13,999,721)

Class Y	(350,408)	(3,596,904)	(244,843)	(2,257,820)

Class R6	(1)	(5)	-	-

Net increase (decrease) in share activity	(12,109,527)	$(124,266,325)	(1,576,612)	$(12,033,575)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

16	Invesco Select Risk: Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$1,023.90	$1.76	$1,023.06	$1.76	0.35%
Class C	1,000.00	1,020.20	5.56	1,019.29	5.56	1.11
Class R	1,000.00	1,023.00	3.06	1,021.77	3.06	0.61
Class Y	1,000.00	1,024.80	0.55	1,024.25	0.55	0.11
Class R5	1,000.00	1,025.90	0.25	1,024.55	0.25	0.05
Class R6	1,000.00	1,025.90	0.25	1,024.55	0.25	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.41%, 1.17%, 0.67%, 0.17%, 0.11% and 0.11% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.06, $5.86, $3.36, $0.85, $0.55 and $0.55 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.06, $5.86, $3.36, $0.85, $0.55 and $0.55 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17	Invesco Select Risk: Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Conservative Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to alternative asset classes, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

18	Invesco Select Risk: Conservative Investor Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

    The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

19	Invesco Select Risk: Conservative Investor Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSCI-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Select Risk: Growth Investor Fund
Nasdaq:
A: AADAX ∎ C: AADCX ∎ R: AADRX ∎ S: AADSX ∎ Y: AADYX ∎ R5: AADIX ∎ R6: AAESX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.68%
Class C Shares	9.30
Class R Shares	9.58
Class S Shares	9.76
Class Y Shares	9.84
Class R5 Shares	9.89
Class R6 Shares	9.89
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼	-1.52
MSCI All Country World Index▼	12.30
Custom Invesco Select Risk: Growth Investor Index∎	9.43

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Barclays Global Aggregate Bond Index, Hedged. The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Growth Investor Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	6.41%
10 Years	7.31
5 Years	9.37
1 Year	25.89

Class C Shares
Inception (4/30/04)	6.40%
10 Years	7.27
5 Years	9.79
1 Year	31.33

Class R Shares
Inception (4/30/04)	6.51%
10 Years	7.66
5 Years	10.35
1 Year	32.97

Class S Shares
Inception (9/25/09)	8.81%
10 Years	8.03
5 Years	10.73
1 Year	33.40

Class Y Shares
Inception (10/3/08)	8.43%
10 Years	8.18
5 Years	10.88
1 Year	33.64

Class R5 Shares
Inception (4/30/04)	7.12%
10 Years	8.30
5 Years	10.99
1 Year	33.75

Class R6 Shares
10 Years	8.08%
5 Years	10.93
1 Year	33.75

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Growth Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Growth Investor Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Select Risk: Growth Investor Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21
Alternative Funds–4.97%
Invesco Fundamental Alternatives Fund, Class R6	–	$26,253,146	$–	$(26,567,719)	$(128,416)	$442,989	$–	–	$–
Invesco Global Real Estate Income Fund, Class R6	1.74%	21,319,927	697,741	(4,683,164)	2,007,936	288,194	207,258	2,068,560	19,630,634
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.23%	26,774,908	8,793,127	–	820,407	–	–	3,900,155	36,388,442
Invesco Master Event–Linked Bond Fund, Class R6	–	7,013,706	180,108	(6,202,560)	92,606	(1,083,860)	172,262	–	–
Total Alternative Funds		81,361,687	9,670,976	(37,453,443)	2,792,533	(352,677)	379,520		56,019,076
Domestic Equity Funds–43.08%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	9.05%	74,682,050	24,761,205	(5,496,311)	7,417,712	601,031	–	2,613,165	101,965,687
Invesco Main Street Small Cap Fund, Class R6	8.13%	106,213,845	1,259,519	(32,442,001)	7,580,580	10,264,645	30,587	4,184,825	91,647,656
Invesco Russell 1000 Dynamic Multifactor ETF	7.22%	83,006,379	–	(15,536,220)	9,582,286	4,325,905	435,300	1,739,969	81,378,350
Invesco S&P 500® Low Volatility ETF	6.38%	68,334,182	1,935,986	(4,124,293)	5,496,594	270,923	588,799	1,180,650	71,913,392
Invesco S&P 500® Pure Growth ETF(c)	4.98%	63,275,332	3,032,977	(17,437,074)	2,784,356	4,432,700	2,416	304,629	56,088,291
Invesco S&P SmallCap Low Volatility ETF	7.32%	99,963,901	–	(32,178,859)	7,216,759	7,507,765	566,449	1,759,641	82,509,566
Total Domestic Equity Funds		495,475,689	30,989,687	(107,214,758)	40,078,287	27,402,969	1,623,551		485,502,942
Fixed Income Funds–15.88%
Invesco 1–30 Laddered Treasury ETF	2.00%	–	22,036,362	(105,387)	557,097	89	60,699	618,997	22,488,161
Invesco Core Plus Bond Fund, Class R6	7.43%	83,929,791	6,021,181	(5,090,749)	(873,675)	(246,449)	913,647	7,410,628	83,740,099
Invesco Income Fund, Class R6(d)	1.73%	20,003,647	3,610,905	(4,608,177)	402,737	60,247	345,119	2,438,063	19,455,743
Invesco Taxable Municipal Bond ETF	3.75%	30,296,027	12,124,629	(198,010)	4,733	(7,422)	477,703	1,272,452	42,219,957
Invesco Variable Rate Investment Grade ETF(d)	0.97%	11,457,290	411,950	(936,740)	47,670	1,103	46,442	437,512	10,979,364
Total Fixed Income Funds		145,686,755	44,205,027	(10,939,063)	138,562	(192,432)	1,843,610		178,883,324
Foreign Equity Funds–35.83%
Invesco Emerging Markets All Cap Fund, Class R6	3.23%	24,340,678	11,685,013	(763,023)	1,087,873	46,116	–	819,375	36,396,657
Invesco Developing Markets Fund, Class R6	5.27%	24,573,836	34,657,621	(2,532,046)	2,575,824	108,967	–	1,042,560	59,384,202
Invesco Global Fund, Class R6(b)	11.18%	112,903,781	8,865,266	(9,353,953)	13,175,256	450,404	–	968,129	126,040,754
Invesco Global Infrastructure Fund, Class R6	0.98%	10,650,372	83,950	(794,211)	1,080,663	56,396	83,950	904,998	11,077,170
Invesco International Select Equity Fund, Class R6(b)	3.30%	36,786,039	337,114	(439,568)	487,674	39,217	–	2,358,078	37,210,476
Invesco International Small–Mid Company Fund, Class R6	3.78%	38,065,912	3,606,394	(1,737,791)	2,559,107	76,480	–	724,104	42,570,102
Invesco RAFI™ Strategic Developed ex–US ETF(c)	2.92%	31,318,591	–	(2,442,680)	3,663,598	407,565	411,732	1,069,363	32,947,074
Invesco S&P Emerging Markets Low Volatility ETF	2.23%	24,273,124	–	(1,179,220)	1,904,905	106,681	382,379	1,038,275	25,105,490
Invesco S&P International Developed Low Volatility ETF	2.94%	31,490,580	609,277	–	976,254	–	483,879	1,070,078	33,076,111
Total Foreign Equity Funds		334,402,913	59,844,635	(19,242,492)	27,511,154	1,291,826	1,361,940		403,808,036
Money Market Funds–0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.12%	2,496,991	23,262,695	(24,394,319)	–	–	207	1,365,367	1,365,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.09%	$1,856,660	$16,578,200	$(17,424,514)	$121	$64		$130		1,010,127	$1,010,531

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.14%	2,853,704	26,585,937	(27,879,222)	–	–		83		1,560,419	1,560,419

Total Money Market Funds		7,207,355	66,426,832	(69,698,055)	121	64		420			3,936,317

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $910,199,788)	100.11%	1,064,134,399	211,137,157	(244,547,811)	70,520,657	28,149,750		5,209,041			1,128,149,695

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.11%
Invesco Private Government Fund, 0.02%(e)(f)	0.03%	4,087,142	54,000,735	(57,714,340)	–	–		151	(g)	373,537	373,537

Invesco Private Prime Fund, 0.12%(e)(f)	0.08%	6,130,713	94,389,808	(99,649,885)	–	952		2,007	(g)	871,239	871,588

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,245,125)	0.11%	10,217,855	148,390,543	(157,364,225)	–	952		2,158			1,245,125

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $911,444,913)	100.22%	$1,074,352,254	$359,527,700	$(401,912,036)	$70,520,657	$28,150,702	(h)(i)	$5,211,199	(i)		$1,129,394,820

OTHER ASSETS LESS LIABILITIES	(0.22)%										(2,458,702)

NET ASSETS	100.00%										$1,126,936,118

Investment Abbreviations:

ETF – Exchange–Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non–income producing security. A security is determined to be non–income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(e)	The rate shown is the 7–day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(g)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$1,228,932

(i)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Growth Investor Fund

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Equity Funds	78.74%
Fixed Income Funds	15.84
Alternative Funds	4.96
Money Market Funds	0.46

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $911,444,913)*	$1,129,394,820

Receivable for:
Dividends - affiliated underlying funds	201,749

Fund shares sold	617,546

Investment for trustee deferred compensation and retirement plans	201,555

Other assets	87,226

Total assets	1,130,502,896

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	201,705

Fund shares reacquired	1,154,681

Collateral upon return of securities loaned	1,245,125

Accrued fees to affiliates	643,850

Accrued other operating expenses	102,511

Trustee deferred compensation and retirement plans	218,906

Total liabilities	3,566,778

Net assets applicable to shares outstanding	$1,126,936,118

Net assets consist of:
Shares of beneficial interest	$856,317,432

Distributable earnings	270,618,686

$1,126,936,118

Net Assets:
Class A	$1,005,745,876

Class C	$56,299,864

Class R	$24,780,023

Class S	$24,973,014

Class Y	$13,834,323

Class R5	$135,548

Class R6	$1,167,470

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	58,023,217

Class C	3,303,011

Class R	1,434,939

Class S	1,441,906

Class Y	799,502

Class R5	7,768

Class R6	66,907

Class A:
Net asset value per share	$17.33

Maximum offering price per share (Net asset value of $17.33 ÷ 94.50%)	$18.34

Class C:
Net asset value and offering price per share	$17.05

Class R:
Net asset value and offering price per share	$17.27

Class S:
Net asset value and offering price per share	$17.32

Class Y:
Net asset value and offering price per share	$17.30

Class R5:
Net asset value and offering price per share	$17.45

Class R6:
Net asset value and offering price per share	$17.45

*	At June 30, 2021, securities with an aggregate value of $1,214,035 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Growth Investor Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $ 75,796)	$5,271,904

Expenses:
Administrative services fees	81,110

Custodian fees	2,306

Distribution fees:
Class A	1,217,820

Class C	286,718

Class R	56,792

Class S	18,133

Transfer agent fees – A, C, R, S and Y	862,771

Transfer agent fees – R5	78

Trustees’ and officers’ fees and benefits	14,943

Registration and filing fees	68,804

Reports to shareholders	69,806

Professional services fees	18,641

Other	12,321

Total expenses	2,710,243

Less: Expense offset arrangement(s)	(759)

Net expenses	2,709,484

Net investment income	2,562,420

Realized and unrealized gain from:
Net realized gain from:

Affiliated underlying fund shares	26,934,703

Capital gain distributions from affiliated underlying fund shares	1,228,932

28,163,635

Change in net unrealized appreciation of affiliated underlying fund shares	70,520,657

Net realized and unrealized gain	98,684,292

Net increase in net assets resulting from operations	$101,246,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$2,562,420	$8,170,687

Net realized gain	28,163,635	96,705,341

Change in net unrealized appreciation	70,520,657	7,345,082

Net increase in net assets resulting from operations	101,246,712	112,221,110

Distributions to shareholders from distributable earnings:
Class A	–	(98,165,277)

Class C	–	(6,815,985)

Class R	–	(2,169,184)

Class S	–	(2,486,920)

Class Y	–	(1,144,725)

Class R5	–	(48,255)

Class R6	–	(61,584)

Total distributions from distributable earnings	–	(110,891,930)

Share transactions–net:
Class A	(32,956,131)	56,275,195

Class C	(7,008,586)	(14,377,780)

Class R	1,253,594	672,313

Class S	(914,722)	837,895

Class Y	2,159,415	494,302

Class R5	(348,640)	455,236

Class R6	496,850	531,649

Net increase (decrease) in net assets resulting from share transactions	(37,318,220)	44,888,810

Net increase in net assets	63,928,492	46,217,990

Net assets:
Beginning of period	1,063,007,626	1,016,789,636

End of period	$1,126,936,118	$1,063,007,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Growth Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$15.80	$ 0.04	$ 1.49	$ 1.53	$ –	$ –	$ –	$17.33	9.68%	$1,005,746	0.46	%(f)	0.46	%(f)	0.51	%(f)	13%
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47		0.47		0.92		90
Year ended 12/31/19	14.37	0.28	2.68	2.96	(0.22)	(1.32)	(1.54)	15.79	20.59	889,968	0.49		0.49		1.76		32
Year ended 12/31/18	16.05	0.20	(1.53)	(1.33)	(0.20)	(0.15)	(0.35)	14.37	(8.27)	739,240	0.50		0.50		1.26		16
Year ended 12/31/17	14.12	0.20	2.02	2.22	(0.29)	–	(0.29)	16.05	15.77	844,780	0.55		0.55		1.32		14
Year ended 12/31/16	13.09	0.16	1.03	1.19	(0.16)	–	(0.16)	14.12	9.08	793,403	0.54		0.54		1.21		52
Class C
Six months ended 06/30/21	15.60	(0.02)	1.47	1.45	–	–	–	17.05	9.30	56,300	1.21	(f)	1.21	(f)	(0.24	)(f)	13
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22		1.22		0.17		90
Year ended 12/31/19	14.26	0.16	2.64	2.80	(0.10)	(1.32)	(1.42)	15.64	19.64	73,066	1.24		1.24		1.01		32
Year ended 12/31/18	15.91	0.08	(1.51)	(1.43)	(0.07)	(0.15)	(0.22)	14.26	(8.95)	118,925	1.25		1.25		0.51		16
Year ended 12/31/17	14.00	0.09	1.99	2.08	(0.17)	–	(0.17)	15.91	14.86	147,229	1.30		1.30		0.57		14
Year ended 12/31/16	12.97	0.06	1.02	1.08	(0.05)	–	(0.05)	14.00	8.30	144,077	1.29		1.29		0.46		52
Class R
Six months ended 06/30/21	15.76	0.02	1.49	1.51	–	–	–	17.27	9.58	24,780	0.71	(f)	0.71	(f)	0.26	(f)	13
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72		0.72		0.67		90
Year ended 12/31/19	14.34	0.24	2.66	2.90	(0.17)	(1.32)	(1.49)	15.75	20.26	20,690	0.74		0.74		1.51		32
Year ended 12/31/18	16.01	0.16	(1.52)	(1.36)	(0.16)	(0.15)	(0.31)	14.34	(8.49)	18,275	0.75		0.75		1.01		16
Year ended 12/31/17	14.09	0.16	2.01	2.17	(0.25)	–	(0.25)	16.01	15.43	21,598	0.80		0.80		1.07		14
Year ended 12/31/16	13.06	0.13	1.02	1.15	(0.12)	–	(0.12)	14.09	8.82	22,386	0.79		0.79		0.96		52
Class S
Six months ended 06/30/21	15.78	0.05	1.49	1.54	–	–	–	17.32	9.76	24,973	0.36	(f)	0.36	(f)	0.61	(f)	13
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37		0.37		1.02		90
Year ended 12/31/19	14.35	0.30	2.67	2.97	(0.23)	(1.32)	(1.55)	15.77	20.73	22,788	0.39		0.39		1.86		32
Year ended 12/31/18	16.03	0.22	(1.53)	(1.31)	(0.22)	(0.15)	(0.37)	14.35	(8.17)	20,700	0.40		0.40		1.36		16
Year ended 12/31/17	14.10	0.22	2.02	2.24	(0.31)	–	(0.31)	16.03	15.90	25,358	0.45		0.45		1.42		14
Year ended 12/31/16	13.08	0.18	1.01	1.19	(0.17)	–	(0.17)	14.10	9.12	23,344	0.44		0.44		1.31		52
Class Y
Six months ended 06/30/21	15.75	0.06	1.49	1.55	–	–	–	17.30	9.84	13,834	0.21	(f)	0.21	(f)	0.76	(f)	13
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22		0.22		1.17		90
Year ended 12/31/19	14.33	0.32	2.67	2.99	(0.26)	(1.32)	(1.58)	15.74	20.86	10,233	0.24		0.24		2.01		32
Year ended 12/31/18	16.02	0.24	(1.54)	(1.30)	(0.24)	(0.15)	(0.39)	14.33	(8.08)	8,271	0.25		0.25		1.51		16
Year ended 12/31/17	14.09	0.24	2.02	2.26	(0.33)	–	(0.33)	16.02	16.08	10,561	0.30		0.30		1.57		14
Year ended 12/31/16	13.06	0.20	1.02	1.22	(0.19)	–	(0.19)	14.09	9.38	6,816	0.29		0.29		1.46		52
Class R5
Six months ended 06/30/21	15.88	0.07	1.50	1.57	–	–	–	17.45	9.89	136	0.11	(f)	0.11	(f)	0.86	(f)	13
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14		0.14		1.25		90
Year ended 12/31/19	14.42	0.34	2.69	3.03	(0.27)	(1.32)	(1.59)	15.86	21.05	33	0.15		0.15		2.10		32
Year ended 12/31/18	16.12	0.26	(1.56)	(1.30)	(0.25)	(0.15)	(0.40)	14.42	(8.02)	25	0.16		0.16		1.60		16
Year ended 12/31/17	14.17	0.26	2.04	2.30	(0.35)	–	(0.35)	16.12	16.26	25	0.19		0.19		1.68		14
Year ended 12/31/16	13.14	0.21	1.03	1.24	(0.21)	–	(0.21)	14.17	9.45	12	0.16		0.16		1.59		52
Class R6
Six months ended 06/30/21	15.88	0.08	1.49	1.57	–	–	–	17.45	9.89	1,167	0.05	(f)	0.05	(f)	0.92	(f)	13
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14		0.14		1.25		90
Year ended 12/31/19	14.42	0.34	2.68	3.02	(0.27)	(1.32)	(1.59)	15.85	20.98	11	0.15		0.15		2.10		32
Year ended 12/31/18	16.11	0.26	(1.55)	(1.29)	(0.25)	(0.15)	(0.40)	14.42	(7.96)	10	0.16		0.16		1.60		16
Period ended 12/31/17(g)	14.84	0.19	1.43	1.62	(0.35)	–	(0.35)	16.11	10.94	11	0.20	(h)	0.20	(h)	1.67	(h)	14

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.56%, 0.58%, 0.55%, 0.58% and 0.61% for the six months ended June 30, 2021 and for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $982,330, $57,819, $22,905, $24,378, $11,855, $285 and $1,046 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of April 4, 2017.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    Each Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

12	Invesco Select Risk: Growth Investor Fund

    The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

    Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

J.	Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number

13	Invesco Select Risk: Growth Investor Fund

of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

    Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $64,524 in front-end sales commissions from the sale of Class A shares and $19,204 and $611 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14	Invesco Select Risk: Growth Investor Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$1,124,213,378	$ –	$–	$1,124,213,378

Money Market Funds	3,936,317	1,245,125	–	5,181,442

Total Investments	$1,128,149,695	$1,245,125	$–	$1,129,394,820

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $759.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $144,710,325 and $174,849,756, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$217,398,726

Aggregate unrealized (depreciation) of investments	–

Net unrealized appreciation of investments	$217,398,726

    Cost of investments for tax purposes is $911,996,094.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	3,128,686	$52,102,175	7,550,400	$110,421,587

Class C	314,197	5,161,372	828,152	11,874,273

Class R	178,855	2,981,210	312,909	4,787,434

Class S	12,452	208,013	30,727	452,683

Class Y	216,719	3,654,083	199,589	3,030,442

Class R5	83	1,406	23,476	408,705

Class R6	31,238	515,792	33,318	488,312

15	Invesco Select Risk: Growth Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	-	$-	6,097,767	$95,125,208

Class C	-	-	435,577	6,707,887

Class R	-	-	139,404	2,169,128

Class S	-	-	159,561	2,485,964

Class Y	-	-	67,938	1,056,429

Class R5	-	-	2,974	46,608

Class R6	-	-	3,849	60,309

Automatic conversion of Class C shares to Class A shares:
Class A	206,291	3,443,815	915,737	14,081,303

Class C	(209,426)	(3,443,815)	(927,951)	(14,081,303)

Reacquired:
Class A	(5,313,008)	(88,502,121)	(10,927,493)	(163,352,903)

Class C	(532,502)	(8,726,143)	(1,275,880)	(18,878,637)

Class R	(104,594)	(1,727,616)	(404,933)	(6,284,249)

Class S	(67,729)	(1,122,735)	(138,260)	(2,100,752)

Class Y	(89,323)	(1,494,668)	(245,418)	(3,592,569)

Class R5	(20,832)	(350,046)	(5)	(77)

Class R6	(1,128)	(18,942)	(1,045)	(16,972)

Net increase (decrease) in share activity	(2,250,021)	$(37,318,220)	2,880,393	$44,888,810

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Select Risk: Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,096.80	$2.39	$1,022.51	$2.31	0.46%
Class C	1,000.00	1,093.00	6.28	1,018.79	6.06	1.21
Class R	1,000.00	1,095.80	3.69	1,021.27	3.56	0.71
Class S	1,000.00	1,097.60	1.87	1,023.01	1.81	0.36
Class Y	1,000.00	1,098.40	1.09	1,023.75	1.05	0.21
Class R5	1,000.00	1,098.90	0.57	1,024.25	0.55	0.11
Class R6	1,000.00	1,098.90	0.26	1,024.55	0.25	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Select Risk: Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

    The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and

18	Invesco Select Risk: Growth Investor Fund

noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to alternative asset classes and large-cap equities with value and low volatility factor tilts, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

19	Invesco Select Risk: Growth Investor Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GAL-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Select Risk: High Growth Investor Fund
Nasdaq: A: OAAIX ⬛ C: OCAIX ⬛ R: ONAIX ⬛ Y: OYAIX ⬛ R5: PXQIX ⬛R6: PXGGX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.59%
Class C Shares	10.19
Class R Shares	10.47
Class Y Shares	10.72
Class R5 Shares	10.81
Class R6 Shares	10.81
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼	-1.52
MSCI All Country World Index▼	12.30
Custom Invesco Select Risk: High Growth Investor Index∎	10.86
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI All Country World Index and 10% Bloomberg Barclays Global Aggregate Bond Index, Hedged.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Select Risk: High Growth Investor Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	7.25%
10 Years	8.49
5 Years	11.36
1 Year	29.97

Class C Shares
Inception (4/5/05)	7.22%
10 Years	8.46
5 Years	11.77
1 Year	35.48

Class R Shares
Inception (4/5/05)	7.39%
10 Years	8.84
5 Years	12.33
1 Year	37.22

Class Y Shares
Inception (4/5/05)	7.99%
10 Years	9.41
5 Years	12.90
1 Year	37.86

Class R5 Shares
10 Years	9.18%
5 Years	12.77
1 Year	38.00

Class R6 Shares
10 Years	9.19%
5 Years	12.79
1 Year	38.05

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Growth Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: High Growth Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/

performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Select Risk: High Growth Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Select Risk: High Growth Investor Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Select Risk: High Growth Investor Fund

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	06/30/21	12/31/20	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		06/30/21	06/30/21

Alternative Funds–4.96%
Invesco Fundamental Alternatives Fund, Class R6	–	$21,834,962	$–	$(22,096,590)	$(316,092)	$577,720		$–		–	$–

Invesco Global Real Estate Income Fund, Class R6	1.72%	15,380,602	158,201	(1,356,783)	1,606,333	184,970		158,201		1,683,174	15,973,323

Invesco Macro Allocation Strategy Fund, Class R6(b)	3.24%	22,256,704	7,953,313	(864,511)	678,605	14,810		–		3,219,606	30,038,921

Invesco Master Event-Linked Bond Fund, Class R6	–	5,904,235	151,617	(5,221,401)	298,381	(1,132,832)		145,020		–	–

Total Alternative Funds		65,376,503	8,263,131	(29,539,285)	2,267,227	(355,332)		303,221			46,012,244

Domestic Equity Funds–48.81%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	10.02%	81,843,124	14,538,962	(11,678,568)	7,502,990	629,253		–		2,379,184	92,835,761

Invesco Main Street Small Cap Fund, Class R6	9.87%	90,532,074	2,581,327	(15,553,145)	10,446,655	4,738,936		31,451		4,177,268	91,482,184

Invesco Russell 1000 Dynamic Multifactor ETF	8.20%	74,583,341	–	(11,346,316)	8,392,393	4,379,876		406,447		1,625,172	76,009,294

Invesco S&P 500® Low Volatility ETF	6.48%	57,445,636	3,798,806	(6,193,877)	4,564,854	447,932		500,912		986,100	60,063,351

Invesco S&P 500® Pure Growth ETF	5.33%	71,910,948	882,909	(30,649,512)	1,760,792	5,527,769		2,308		268,482	49,432,906

Invesco S&P SmallCap Low Volatility ETF	8.91%	89,689,478	463,134	(20,705,079)	8,545,391	4,593,964		547,415		1,761,290	82,586,888

Total Domestic Equity Funds		466,004,601	22,265,138	(96,126,497)	41,213,075	20,317,730		1,488,533			452,410,384

Fixed Income Funds–6.02%
Invesco 1-30 Laddered Treasury ETF	2.01%	–	18,879,384	(686,285)	462,503	14,130		51,963		513,893	18,669,732

Invesco Core Plus Bond Fund, Class R6	4.01%	34,915,561	5,008,942	(2,361,332)	(284,842)	(101,151)		394,967		3,290,016	37,177,178

Total Fixed Income Funds		34,915,561	23,888,326	(3,047,617)	177,661	(87,021)		446,930			55,846,910

Foreign Equity Funds–39.60%
Invesco Emerging Markets All Cap Fund, Class R6	3.47%	22,586,038	9,860,813	(1,370,547)	1,004,653	35,850		–		723,026	32,116,807

Invesco Developing Markets Fund, Class R6	5.21%	25,536,696	24,175,599	(3,921,362)	2,379,663	109,208		–		847,609	48,279,804

Invesco Global Fund, Class R6(b)	11.92%	109,949,148	–	(12,060,773)	10,322,678	2,311,498		–		848,933	110,522,551

Invesco Global Infrastructure Fund, Class R6	0.98%	8,782,910	103,930	(735,172)	901,643	57,917		69,907		744,381	9,111,228

Invesco International Select Equity Fund, Class R6(b)	3.92%	35,378,992	1,430,757	(970,320)	491,276	(10,603)		–		2,301,654	36,320,102

Invesco International Small-Mid Company Fund, Class R6	4.21%	37,153,996	2,955,725	(3,606,013)	2,336,393	204,759		–		664,141	39,044,860

Invesco RAFI™ Strategic Developed ex-US ETF	3.94%	35,592,803	–	(3,732,707)	3,746,736	898,304		456,377		1,184,847	36,505,136

Invesco S&P Emerging Markets Low Volatility ETF	2.48%	22,312,856	–	(1,169,729)	1,722,345	156,669		352,220		952,115	23,022,141

Invesco S&P International Developed Low Volatility ETF	3.47%	29,619,863	2,707,597	(1,191,510)	955,172	23,008		476,887		1,038,956	32,114,130

Total Foreign Equity Funds		326,913,302	41,234,421	(28,758,133)	23,860,559	3,786,610		1,355,391			367,036,759

Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.17%	2,052,347	18,561,790	(19,004,151)	–	–		191		1,609,986	1,609,986

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.19%	1,945,044	13,258,422	(13,466,632)	96	98		156		1,736,334	1,737,028

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.20%	2,345,539	21,213,475	(21,719,030)	–	–		76		1,839,984	1,839,984

Total Money Market Funds		6,342,930	53,033,687	(54,189,813)	96	98		423			5,186,998

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $673,527,128)	99.95%	$899,552,897	$148,684,703	$(211,661,345)	$67,518,618	$23,662,085	(d)(e)	$3,594,498	(e)		$926,493,295

OTHER ASSETS LESS LIABILITIES	0.05%										417,662

NET ASSETS	100.00%										$926,910,957

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Select Risk: High Growth Investor Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(d)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Main Street Small Cap Fund	$1,263,663

(e)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

Open Futures Contracts(a)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Equity Risk

E-Mini S&P 500 Index	27	September-2021	$5,789,610	$58,542	$58,542

MSCI Emerging Markets Index	6	September-2021	409,440	200	200

Nikkei 225 Index	1	September-2021	259,058	(544)	(544)

S&P/ASX 200 Index	1	September-2021	135,422	(621)	(621)

S&P/TSX 60 Index	1	September-2021	194,046	1,302	1,302

Stoxx Europe 600 Index	28	September-2021	749,015	(9,077)	(9,077)

Total Futures Contracts				$49,802	$49,802

(a) Futures contracts collateralized by $440,681 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Equity Funds	88.44%

Fixed Income Funds	6.03

Alternative Funds	4.97

Money Market Funds	0.56

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliates, at value (Cost $673,527,128)	$926,493,295

Other investments:
Variation margin receivable – futures contracts	145,666

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	440,681

Cash	10,000

Foreign currencies, at value (Cost $0)	1,643

Receivable for:
Fund shares sold	598,726

Dividends	68,104

Investment for trustee deferred compensation and retirement plans	42,833

Other assets	80,558

Total assets	927,881,506

Liabilities:
Payable for:
Investments purchased	68,066

Fund shares reacquired	304,566

Accrued fees to affiliates	423,861

Accrued trustees’ and officers’ fees and benefits	5,734

Accrued other operating expenses	125,489

Trustee deferred compensation and retirement plans	42,833

Total liabilities	970,549

Net assets applicable to shares outstanding	$926,910,957

Net assets consist of:
Shares of beneficial interest	$631,818,743

Distributable earnings	295,092,214

$926,910,957

Net Assets:
Class A	$722,846,117

Class C	$105,650,729

Class R	$84,953,026

Class Y	$13,111,030

Class R5	$10,002

Class R6	$340,053

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,544,277

Class C	6,644,055

Class R	5,130,812

Class Y	783,065

Class R5	602

Class R6	20,477

Class A:
Net asset value per share	$16.60

Maximum offering price per share (Net asset value of $16.60 ÷ 94.50%)	$17.57

Class C:
Net asset value and offering price per share	$15.90

Class R:
Net asset value and offering price per share	$16.56

Class Y:
Net asset value and offering price per share	$16.74

Class R5:
Net asset value and offering price per share	$16.61

Class R6:
Net asset value and offering price per share	$16.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: High Growth Investor Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$2,612,495

Expenses:
Distribution fees:
Class A	882,912

Class C	526,041

Class R	202,718

Transfer agent fees – A, C, R and Y	732,503

Transfer agent fees – R5	2

Transfer agent fees – R6	57

Trustees’ and officers’ fees and benefits	13,298

Registration and filing fees	50,712

Reports to shareholders	32,591

Professional services fees	15,991

Taxes	746

Other	9,030

Total expenses	2,466,601

Less: Expense offset arrangement(s)	(978)

Net expenses	2,465,623

Net investment income	146,872

Realized and unrealized gain (loss) from:
Net realized gain from:
Affiliated underlying fund shares	23,380,425

Foreign currencies	35

Futures contracts	1,055,388

Capital gain distributions from affiliated underlying fund shares	1,263,663

25,699,511

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	67,518,618

Foreign currencies	(8,914)

Futures contracts	(110,972)

67,398,732

Net realized and unrealized gain	93,098,243

Net increase in net assets resulting from operations	$93,245,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$146,872	$3,935,927
Net realized gain	25,699,511	130,790,648
Change in net unrealized appreciation (depreciation)	67,398,732	(31,977,679)
Net increase in net assets resulting from operations	93,245,115	102,748,896

Distributions to shareholders from distributable earnings:
Class A	–	(112,443,328)
Class C	–	(19,858,674)
Class R	–	(12,611,632)
Class Y	–	(2,208,552)
Class R5	–	(1,793)
Class R6	–	(1,798)
Total distributions from distributable earnings	–	(147,125,777)

Share transactions–net:
Class A	(53,482,801)	77,539,560
Class C	(9,481,256)	(15,195,137)
Class R	(1,237,216)	14,635,149
Class Y	(1,174,750)	(7,472,987)
Class R6	311,122	12
Net increase (decrease) in net assets resulting from share transactions	(65,064,901)	69,506,597
Net increase in net assets	28,180,214	25,129,716

Net assets:
Beginning of period	898,730,743	873,601,027
End of period	$926,910,957	$898,730,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Risk: High Growth Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/21	$15.01	$0.01	$1.58	$1.59	$–	$–	$–	$16.60	10.59	%(f)	$722,846	0.43	%(f)(g)	0.43	%(f)(g)	0.13	%(f)(g)	10%
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52	(f)	702,842	0.42	(f)	0.42	(f)	0.62	(f)	70
Eleven months ended 12/31/19	16.13	0.19	2.53	2.72	(0.18)	(2.83)	(3.01)	15.84	16.94		657,555	0.46	(h)	0.46	(h)	1.21	(h)	31
Year ended 01/31/19	19.46	0.11	(2.31)	(2.20)	(0.18)	(0.95)	(1.13)	16.13	(10.71)		574,046	0.45		0.45		0.62		38
Year ended 01/31/18	15.59	0.07	4.24	4.31	(0.27)	(0.17)	(0.44)	19.46	27.83		674,845	0.46		0.47		0.42		8
Year ended 01/31/17	13.99	0.14	1.74	1.88	(0.16)	(0.12)	(0.28)	15.59	13.52		537,926	0.48		0.48		0.93		6
Year ended 01/31/16(i)	14.87	0.07	(0.76)	(0.69)	(0.19)	–	(0.19)	13.99	(4.78)		492,539	0.48		0.48		0.45		8
Class C
Six months ended 06/30/21	14.43	(0.05)	1.52	1.47	–	–	–	15.90	10.19		105,651	1.19	(g)	1.19	(g)	(0.63	)(g)	10
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66		104,858	1.18		1.18		(0.14)		70
Eleven months ended 12/31/19	15.71	0.07	2.46	2.53	(0.04)	(2.83)	(2.87)	15.37	16.16		127,666	1.22	(h)	1.22	(h)	0.45	(h)	31
Year ended 01/31/19	18.96	(0.02)	(2.24)	(2.26)	(0.04)	(0.95)	(0.99)	15.71	(11.39)		169,142	1.20		1.20		(0.13)		38
Year ended 01/31/18	15.21	(0.06)	4.12	4.06	(0.14)	(0.17)	(0.31)	18.96	26.83		212,996	1.21		1.22		(0.36)		8
Year ended 01/31/17	13.65	0.02	1.71	1.73	(0.05)	0.12	(0.17)	15.21	12.71		180,365	1.23		1.23		0.16		6
Year ended 01/31/16(i)	14.52	(0.05)	(0.75)	(0.80)	(0.07)	–	(0.07)	13.65	(5.51)		172,605	1.23		1.23		(0.31)		8
Class R
Six months ended 06/30/21	14.99	(0.01)	1.58	1.57	–	–	–	16.56	10.47		84,953	0.69	(g)	0.69	(g)	(0.13	)(g)	10
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22		78,109	0.68		0.68		0.36		70
Eleven months ended 12/31/19	16.11	0.15	2.53	2.68	(0.13)	(2.83)	(2.96)	15.83	16.72		66,628	0.72	(h)	0.72	(h)	0.96	(h)	31
Year ended 01/31/19	19.44	0.07	(2.31)	(2.24)	(0.14)	(0.95)	(1.09)	16.11	(10.97)		56,312	0.70		0.70		0.37		38
Year ended 01/31/18	15.59	0.04	4.21	4.25	(0.23)	(0.17)	(0.40)	19.44	27.44		59,559	0.71		0.72		0.22		8
Year ended 01/31/17	13.98	0.10	1.75	1.85	(0.12)	(0.12)	(0.24)	15.59	13.31		45,222	0.73		0.73		0.68		6
Year ended 01/31/16(i)	14.86	0.03	(0.77)	(0.74)	(0.14)	–	(0.14)	13.98	(5.02)		41,159	0.73		0.73		0.19		8
Class Y
Six months ended 06/30/21	15.12	0.03	1.59	1.62	–	–	–	16.74	10.72		13,111	0.19	(g)	0.19	(g)	0.37	(g)	10
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82		12,904	0.18		0.18		0.86		70
Eleven months ended 12/31/19	16.20	0.23	2.55	2.78	(0.22)	(2.83)	(3.05)	15.93	17.24		21,733	0.22	(h)	0.22	(h)	1.46	(h)	31
Year ended 01/31/19	19.55	0.16	(2.33)	(2.17)	(0.23)	(0.95)	(1.18)	16.20	(10.50)		21,582	0.21		0.21		0.87		38
Year ended 01/31/18	15.67	0.13	4.23	4.36	(0.31)	(0.17)	(0.48)	19.55	28.04		25,773	0.22		0.23		0.72		8
Year ended 01/31/17	14.05	0.18	1.76	1.94	(0.20)	(0.12)	(0.32)	15.67	13.88		19,517	0.23		0.23		1.18		6
Year ended 01/31/16(i)	14.94	0.11	(0.77)	(0.66)	(0.23)	–	(0.23)	14.05	(4.53)		20,784	0.23		0.23		0.71		8
Class R5
Six months ended 06/30/21	14.99	0.04	1.58	1.62	–	–	–	16.61	10.81		10	0.07	(g)	0.07	(g)	0.49	(g)	10
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83		9	0.14		0.14		0.90		70
Period ended 12/31/19(j)	16.60	0.16	2.12	2.28	(0.23)	(2.83)	(3.06)	15.82	13.83		10	0.14	(h)	0.14	(h)	1.53	(h)	31
Class R6
Six months ended 06/30/21	14.99	0.04	1.58	1.62	–	–	–	16.61	10.81		340	0.07	(g)	0.07	(g)	0.49	(g)	10
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87		9	0.10		0.14		0.94		70
Period ended 12/31/19(j)	16.60	0.17	2.12	2.29	(0.24)	(2.83)	(3.07)	15.82	13.90		10	0.10	(h)	0.10	(h)	1.58	(h)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.57% and 0.64% for the six months ended June 30, 2021 and the year ended December 31, 2020 respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.67%, 0.71%, 0.70%, 0.70% and 0.68% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, January 31, 2018, January 31, 2017 and January 29, 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2021 and the year ended ended December 31, 2020.

(g)

Ratios are annualized and based on average daily net assets (000’s omitted) of $732,631, $106,080, $81,759, $13,616, $10 and $280 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(h)	Annualized.
(i)	The last business day of the reporting period was January 29, 2016.
(j)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

11                     Invesco Select Risk: High Growth Investor Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

    Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or

12                     Invesco Select Risk: High Growth Investor Fund

delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.15% and 0.10%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021 , expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $75,022 in front-end sales commissions from the sale of Class A shares and $2,516 and $2,568 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

13                     Invesco Select Risk: High Growth Investor Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$921,306,297	$–	$–	$921,306,297

Money Market Funds	5,186,998	–	–	5,186,998

Total Investments in Securities	926,493,295	–	–	926,493,295

Other Investments – Assets*

Futures Contracts	60,044	–	–	60,044

Other Investments – Liabilities*

Futures Contracts	(10,242)	–	–	(10,242)

Total Other Investments	49,802	–	–	49,802

Total Investments	$926,543,097	$–	$–	$926,543,097

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$60,044

Derivatives not subject to master netting agreements	(60,044)

Total Derivative Assets subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(10,242)

Derivatives not subject to master netting agreements	10,242

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk

Realized Gain:
Futures contracts	$1,055,388

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(110,972)

Total	$944,416

14                     Invesco Select Risk: High Growth Investor Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$7,126,779

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $978.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $95,651,016 and $157,471,532, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$252,074,514

Aggregate unrealized (depreciation) of investments	(869,096)

Net unrealized appreciation of investments	$251,205,418

    Cost of investments for tax purposes is $675,337,679.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,250,559	$35,793,016	3,766,213	$55,731,468

Class C	526,536	8,048,284	1,172,018	16,664,301

Class R	523,803	8,334,584	1,013,843	15,038,771

Class Y	139,927	2,236,629	295,588	4,450,502

Class R6	19,990	312,985	1	10

Issued as reinvestment of dividends:
Class A	-	-	7,476,052	110,643,287

Class C	-	-	1,385,200	19,711,412

Class R	-	-	852,647	12,604,454

Class Y	-	-	132,110	1,968,440

Class R6	-	-	-	2

15                     Invesco Select Risk: High Growth Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2021		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	377,858	$6,037,406	1,600,717	$23,715,740

Class C	(393,796)	(6,037,406)	(1,661,206)	(23,715,740)

Reacquired:
Class A	(5,908,314)	(95,313,223)	(7,535,932)	(112,550,935)

Class C	(753,994)	(11,492,134)	(1,935,574)	(27,855,110)

Class R	(603,580)	(9,571,800)	(865,742)	(13,008,076)

Class Y	(210,421)	(3,411,379)	(938,427)	(13,891,929)

Class R6	(116)	(1,863)	-	-

Net increase (decrease) in share activity	(4,031,548)	$(65,064,901)	4,757,508	$69,506,597

16                     Invesco Select Risk: High Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,105.90	$2.25	$1,022.66	$2.16	0.43%
Class C	1,000.00	1,101.90	6.20	1,018.89	5.96	1.19
Class R	1,000.00	1,104.70	3.60	1,021.37	3.46	0.69
Class Y	1,000.00	1,107.20	0.99	1,023.85	0.95	0.19
Class R5	1,000.00	1,108.10	0.37	1,024.45	0.35	0.07
Class R6	1,000.00	1,108.10	0.37	1,024.45	0.35	0.07

1

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                     Invesco Select Risk: High Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable. At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

18                     Invesco Select Risk: High Growth Investor Fund

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: High Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to alternative asset classes and large-cap equities with value and low volatility factor tilts, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only three funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

19                     Invesco Select Risk: High Growth Investor Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSGI-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Select Risk: Moderately Conservative Investor Fund
Nasdaq:
A: CAAMX ∎ C: CACMX ∎ R: CMARX ∎ S: CMASX ∎ Y: CAAYX ∎ R5: CMAIX ∎ R6: CNSSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.36%
Class C Shares	5.02
Class R Shares	5.25
Class S Shares	5.49
Class Y Shares	5.50
Class R5 Shares	5.57
Class R6 Shares	5.48
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼	-1.52
MSCI All Country World Index▼	12.30
Custom Invesco Select Risk: Moderately Conservative Index∎	3.85
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI All Country World Index and 60% Bloomberg Barclays Global Aggregate Bond Index, Hedged.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Select Risk: Moderately Conservative Investor Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	4.77%
10 Years	5.19
5 Years	5.80
1 Year	13.24

Class C Shares
Inception (4/29/05)	4.77%
10 Years	5.13
5 Years	6.19
1 Year	17.94

Class R Shares
Inception (4/29/05)	4.88%
10 Years	5.51
5 Years	6.73
1 Year	19.50

Class S Shares
Inception (6/3/11)	5.81%
10 Years	5.89
5 Years	7.10
1 Year	19.92

Class Y Shares
Inception (10/3/08)	6.42%
10 Years	6.03
5 Years	7.26
1 Year	20.06

Class R5 Shares
Inception (4/29/05)	5.43%
10 Years	6.08
5 Years	7.31
1 Year	20.18

Class R6 Shares
10 Years	5.90%
5 Years	7.24
1 Year	20.08

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Select Risk: Moderately Conservative Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments in Affiliated Issuers–100.12%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21

Alternative Funds-5.01%
Invesco Fundamental Alternatives Fund, Class R6	–	$8,762,959	$–	$(8,867,955)	$(37,443)	$142,439	$–	–	$–

Invesco Global Real Estate Income Fund, Class R6	1.79%	6,288,773	173,934	(593,832)	674,809	33,958	64,656	693,113	6,577,642

Invesco Macro Allocation Strategy Fund, Class R6(b)	3.22%	8,724,998	2,842,412	–	266,967	–	–	1,268,422	11,834,377

Invesco Master Event-Linked Bond Fund, Class R6	–	2,331,045	59,860	(2,061,456)	32,382	(361,831)	57,254	–	–

Total Alternative Funds		26,107,775	3,076,206	(11,523,243)	936,715	(185,434)	121,910		18,412,019

Domestic Equity Funds-19.99%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.60%	12,452,772	4,413,860	(1,306,687)	1,232,599	111,911	–	433,225	16,904,455

Invesco Main Street Small Cap Fund, Class R6	1.47%	15,925,952	74,547	(12,989,532)	(1,561,641)	4,035,222	1,810	247,115	5,411,811

Invesco Russell 1000 Dynamic Multifactor ETF	4.20%	15,474,557	–	(2,633,186)	1,830,973	790,847	82,223	330,622	15,463,191

Invesco S&P 500® Low Volatility ETF	2.25%	7,948,167	156,107	(481,530)	633,310	25,696	67,697	135,967	8,281,750

Invesco S&P 500® Pure Growth ETF	4.01%	15,817,896	970,233	(3,913,794)	820,933	1,050,166	635	80,086	14,745,434

Invesco S&P 500® Pure Value ETF	2.00%	13,634,840	–	(9,389,390)	22,060	3,074,212	113,808	95,137	7,341,722

Invesco S&P SmallCap Low Volatility ETF	1.46%	8,726,915	–	(4,623,601)	169,424	1,094,057	46,545	114,455	5,366,795

Total Domestic Equity Funds		89,981,099	5,614,747	(35,337,720)	3,147,658	10,182,111	312,718		73,515,158

Fixed Income Funds-55.36%
Invesco 1-30 Laddered Treasury ETF	9.96%	–	35,833,725	(98,291)	907,778	716	98,907	1,008,641	36,643,928

Invesco Core Plus Bond Fund, Class R6	13.60%	58,845,474	2,363,186	(10,325,678)	(679,307)	(177,878)	589,625	4,427,062	50,025,797

Invesco Fundamental High Yield® Corporate Bond ETF	4.41%	10,640,523	5,469,862	–	91,206	–	237,465	829,150	16,201,591

Invesco Income Fund, Class R6(c)	2.70%	14,078,260	538,237	(4,965,204)	32,302	270,368	207,622	1,246,205	9,944,716

Invesco International Bond Fund, Class R6(c)	5.33%	32,770,710	3,261,038	(13,845,905)	(2,281,224)	(194,657)	303,264	3,650,598	19,603,713

Invesco Master Loan Fund, Class R6	4.46%	13,561,377	2,471,472	–	359,455	–	294,688	1,033,211	16,392,304

Invesco Taxable Municipal Bond ETF	11.99%	38,317,769	6,100,002	(65,186)	(266,812)	(1,962)	546,037	1,328,626	44,083,811

Invesco Variable Rate Investment Grade ETF(c)(d)	2.91%	19,080,890	1,019,630	(9,451,944)	108,990	(28,952)	49,135	426,868	10,712,252

Total Fixed Income Funds		187,295,003	57,057,152	(38,752,208)	(1,727,612)	(132,365)	2,326,743		203,608,112

Foreign Equity Funds-19.45%
Invesco Developing Markets Fund, Class R6	3.51%	–	12,946,535	(421,006)	395,390	3,761	–	226,908	12,924,680

Invesco Global Fund, Class R6(b)	7.78%	16,050,989	11,347,658	(1,404,937)	2,494,291	117,440	–	219,721	28,605,441

Invesco Global Infrastructure Fund, Class R6	1.02%	3,461,890	27,901	(90,678)	364,777	4,056	27,901	307,839	3,767,946

Invesco International Select Equity Fund, Class R6(b)	2.41%	6,869,278	1,967,268	–	44,317	–	–	562,792	8,880,863

Invesco International Small-Mid Company Fund, Class R6	1.79%	6,528,605	–	(354,443)	376,642	22,449	–	111,809	6,573,253

Invesco RAFI™ Strategic Developed ex-US ETF	0.99%	3,462,908	–	(284,743)	385,554	64,097	45,555	117,748	3,627,816

Invesco S&P International Developed Low Volatility ETF	1.95%	6,853,705	121,357	(15,672)	212,025	107	105,031	232,013	7,171,522

Total Foreign Equity Funds		43,227,375	26,410,719	(2,571,479)	4,272,996	211,910	178,487		71,551,521

Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)	0.14%	564,111	21,899,184	(21,973,005)	–	–	119	490,290	490,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.12%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21

Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)	0.02%	$402,778	$15,598,603	$(15,915,946)	$–	$40		$53		85,441	$85,475

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)	0.15%	644,699	25,027,639	(25,112,007)	–	–		48		560,331	560,331

Total Money Market Funds		1,611,588	62,525,426	(63,000,958)	–	40		220			1,136,096

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $326,874,945)	100.12%	348,222,840	154,684,250	(151,185,608)	6,629,757	10,076,262		2,940,078			368,222,906

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 0.02%(e)(f)	0.01%	1,186,189	38,779,370	(39,910,155)	–	–		78	(g)	55,404	55,404

Invesco Private Prime Fund, 0.12%(e)(f)	0.04%	1,779,284	59,495,054	(61,145,515)	–	453		1,159	(g)	129,224	129,276

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $184,680)	0.05%	2,965,473	98,274,424	(101,055,670)	–	453		1,237			184,680

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $327,059,625)	100.17%	$351,188,313	$252,958,674	$(252,241,278)	$6,629,757	$10,076,715	(h)(i)	$2,941,315	(i)		$368,407,586

OTHER ASSETS LESS LIABILITIES	(0.17)%										(633,358)

NET ASSETS	100.00%										$367,774,228

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	All or a portion of this security was out on loan at June 30, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(g)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$72,737

(i)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Fixed Income Funds	55.27%
Equity Funds	39.37
Alternative Funds	5.00
Money Market Funds	0.36

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $327,059,625)*	$368,407,586
Receivable for:
Fund shares sold	107,426
Dividends - affiliated underlying funds	218,402
Investment for trustee deferred compensation and retirement plans	77,345
Other assets	82,751
Total assets	368,893,510

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	227,081
Fund shares reacquired	400,915
Collateral upon return of securities loaned	184,680
Accrued fees to affiliates	161,782
Accrued other operating expenses	58,911
Trustee deferred compensation and retirement plans	85,913
Total liabilities	1,119,282
Net assets applicable to shares outstanding	$367,774,228

Net assets consist of:
Shares of beneficial interest	$318,432,723
Distributable earnings	49,341,505
$367,774,228

Net Assets:
Class A	$319,144,283
Class C	$ 24,979,980
Class R	$ 9,647,643
Class S	$ 2,104,346
Class Y	$ 11,764,834
Class R5	$ 106,098
Class R6	$ 27,044

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	26,156,373
Class C	2,070,877
Class R	794,179
Class S	172,222
Class Y	965,588
Class R5	8,655
Class R6	2,207
Class A:
Net asset value per share	$ 12.20
Maximum offering price per share (Net asset value of $12.20 ÷ 94.50%)	$ 12.91
Class C:
Net asset value and offering price per share	$ 12.06
Class R:
Net asset value and offering price per share	$ 12.15
Class S:
Net asset value and offering price per share	$ 12.22
Class Y:
Net asset value and offering price per share	$ 12.18
Class R5:
Net asset value and offering price per share	$ 12.26
Class R6:
Net asset value and offering price per share	$ 12.25

*	At June 30, 2021, a security with a value of $180,684 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 53,391)	$2,807,012

Expenses:
Administrative services fees	26,337

Custodian fees	1,533

Distribution fees:
Class A	384,395

Class C	130,944

Class R	22,493

Class S	1,530

Transfer agent fees – A, C, R, S and Y	207,769

Transfer agent fees – R5	8

Transfer agent fees – R6	11

Trustees’ and officers’ fees and benefits	10,907

Registration and filing fees	60,739

Reports to shareholders	22,842

Professional services fees	15,623

Other	8,028

Total expenses	893,159

Less: Expense offset arrangement(s)	(176)

Net expenses	892,983

Net investment income	1,914,029

Realized and unrealized gain from:
Net realized gain from:

Affiliated underlying fund shares	10,190,436

Capital gain distributions from affiliated underlying fund shares	72,737

10,263,173

Change in net unrealized appreciation of affiliated underlying fund shares	6,629,757

Net realized and unrealized gain	16,892,930

Net increase in net assets resulting from operations	$18,806,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$1,914,029	$5,524,222
Net realized gain	10,263,173	21,688,403
Change in net unrealized appreciation	6,629,757	5,910,939
Net increase in net assets resulting from operations	18,806,959	33,123,564

Distributions to shareholders from distributable earnings:
Class A	(2,960,557)	(21,872,346)
Class C	(148,486)	(2,167,211)
Class R	(75,682)	(585,735)
Class S	(20,558)	(150,207)
Class Y	(128,787)	(887,160)
Class R5	(719)	(901)
Class R6	(269)	(958)
Total distributions from distributable earnings	(3,335,058)	(25,664,518)

Share transactions-net:
Class A	5,673,359	36,640,278
Class C	(3,728,361)	(6,076,705)
Class R	1,386,799	(33,169)
Class S	4,000	95,392
Class Y	898,448	(244,232)
Class R5	94,022	–
Class R6	13,800	2,007
Net increase in net assets resulting from share transactions	4,342,067	30,383,571
Net increase in net assets	19,813,968	37,842,617

Net assets:
Beginning of period	347,960,260	310,117,643
End of period	$367,774,228	$347,960,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/21	$11.69	$0.07	$0.55	$0.62	$(0.11)	$–	$(0.11)	$12.20	5.36%	$319,144	0.45	%(f)	0.45	%(f)	1.13	%(f)	25%
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	(0.92)	11.69	10.23	300,116	0.47		0.47		1.81		86
Year ended 12/31/19	10.68	0.35	1.18	1.53	(0.35)	(0.39)	(0.74)	11.47	14.39	257,703	0.48		0.48		3.01		28
Year ended 12/31/18	11.63	0.28	(0.80)	(0.52)	(0.28)	(0.15)	(0.43)	10.68	(4.50)	210,248	0.50		0.50		2.43		23
Year ended 12/31/17	11.13	0.24	0.63	0.87	(0.34)	(0.03)	(0.37)	11.63	7.87	233,998	0.53		0.53		2.11		11
Year ended 12/31/16	10.70	0.23	0.47	0.70	(0.22)	(0.05)	(0.27)	11.13	6.63	239,626	0.50		0.50		2.16		45
Class C
Six months ended 06/30/21	11.55	0.02	0.56	0.58	(0.07)	–	(0.07)	12.06	5.02	24,980	1.20	(f)	1.20	(f)	0.38	(f)	25
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	(0.83)	11.55	9.40	27,569	1.22		1.22		1.06		86
Year ended 12/31/19	10.57	0.26	1.16	1.42	(0.26)	(0.39)	(0.65)	11.34	13.45	33,282	1.23		1.23		2.26		28
Year ended 12/31/18	11.51	0.19	(0.79)	(0.60)	(0.19)	(0.15)	(0.34)	10.57	(5.21)	57,060	1.25		1.25		1.68		23
Year ended 12/31/17	11.02	0.16	0.61	0.77	(0.25)	(0.03)	(0.28)	11.51	7.02	69,800	1.28		1.28		1.36		11
Year ended 12/31/16	10.59	0.15	0.47	0.62	(0.14)	(0.05)	(0.19)	11.02	5.88	70,906	1.25		1.25		1.41		45
Class R
Six months ended 06/30/21	11.64	0.05	0.56	0.61	(0.10)	–	(0.10)	12.15	5.25	9,648	0.70	(f)	0.70	(f)	0.88	(f)	25
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	(0.89)	11.64	9.99	7,877	0.72		0.72		1.56		86
Year ended 12/31/19	10.64	0.32	1.17	1.49	(0.32)	(0.39)	(0.71)	11.42	14.05	7,777	0.73		0.73		2.76		28
Year ended 12/31/18	11.58	0.25	(0.79)	(0.54)	(0.25)	(0.15)	(0.40)	10.64	(4.68)	7,410	0.75		0.75		2.18		23
Year ended 12/31/17	11.09	0.21	0.62	0.83	(0.31)	(0.03)	(0.34)	11.58	7.52	8,359	0.78		0.78		1.86		11
Year ended 12/31/16	10.66	0.21	0.47	0.68	(0.20)	(0.05)	(0.25)	11.09	6.38	9,534	0.75		0.75		1.91		45
Class S
Six months ended 06/30/21	11.70	0.07	0.57	0.64	(0.12)	–	(0.12)	12.22	5.49	2,104	0.35	(f)	0.35	(f)	1.23	(f)	25
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	(0.93)	11.70	10.33	2,012	0.37		0.37		1.91		86
Year ended 12/31/19	10.70	0.36	1.17	1.53	(0.36)	(0.39)	(0.75)	11.48	14.39	1,877	0.38		0.38		3.11		28
Year ended 12/31/18	11.64	0.29	(0.79)	(0.50)	(0.29)	(0.15)	(0.44)	10.70	(4.31)	1,814	0.40		0.40		2.53		23
Year ended 12/31/17	11.14	0.26	0.62	0.88	(0.35)	(0.03)	(0.38)	11.64	7.97	2,106	0.43		0.43		2.21		11
Year ended 12/31/16	10.71	0.25	0.46	0.71	(0.23)	(0.05)	(0.28)	11.14	6.73	2,162	0.40		0.40		2.26		45
Class Y
Six months ended 06/30/21	11.67	0.08	0.56	0.64	(0.13)	–	(0.13)	12.18	5.50	11,765	0.20	(f)	0.20	(f)	1.38	(f)	25
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	(0.94)	11.67	10.52	10,363	0.22		0.22		2.06		86
Year ended 12/31/19	10.67	0.37	1.18	1.55	(0.38)	(0.39)	(0.77)	11.45	14.59	9,457	0.23		0.23		3.26		28
Year ended 12/31/18	11.62	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.67	(4.27)	6,268	0.25		0.25		2.68		23
Year ended 12/31/17	11.12	0.27	0.63	0.90	(0.37)	(0.03)	(0.40)	11.62	8.15	6,232	0.28		0.28		2.36		11
Year ended 12/31/16	10.69	0.26	0.47	0.73	(0.25)	(0.05)	(0.30)	11.12	6.90	4,767	0.25		0.25		2.41		45
Class R5
Six months ended 06/30/21	11.74	0.08	0.57	0.65	(0.13)	–	(0.13)	12.26	5.57	106	0.18	(f)	0.18	(f)	1.40	(f)	25
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	(0.95)	11.74	10.51	11	0.19		0.19		2.09		86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	11	0.19		0.20		3.30		28
Year ended 12/31/18	11.68	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.73	(4.18)	10	0.21		0.21		2.72		23
Year ended 12/31/17	11.18	0.28	0.62	0.90	(0.37)	(0.03)	(0.40)	11.68	8.16	11	0.24		0.24		2.40		11
Year ended 12/31/16	10.74	0.27	0.48	0.75	(0.26)	(0.05)	(0.31)	11.18	7.03	14	0.20		0.20		2.46		45
Class R6
Six months ended 06/30/21	11.74	0.08	0.56	0.64	(0.13)	–	(0.13)	12.25	5.48	27	0.18	(f)	0.18	(f)	1.40	(f)	25
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	(0.95)	11.74	10.51	12	0.19		0.19		2.09		86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	10	0.19		0.20		3.30		28
Year ended 12/31/18	11.67	0.31	(0.79)	(0.48)	(0.31)	(0.15)	(0.46)	10.73	(4.10)	9	0.21		0.21		2.72		23
Period ended 12/31/17(g)	11.40	0.21	0.40	0.61	(0.31)	(0.03)	(0.34)	11.67	5.38	10	0.24	(h)	0.24	(h)	2.40	(h)	11

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.53%, 0.53%, 0.51%, 0.53%, 0.53% and 0.55% for the six months ended June 30, 2021 and for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

Ratios are annualized and based on average daily net assets (000’s omitted) of $310,065, $26,406, $9,072, $2,056, $11,605, $17 and $23 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(g)	Commencement date of April 4, 2017.
(h)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11                      Invesco Select Risk: Moderately Conservative Investor Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

J.	Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number

12                      Invesco Select Risk: Moderately Conservative Investor Fund

of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $15,285 in front-end sales commissions from the sale of Class A shares and $3,847 and $1,041 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                      Invesco Select Risk: Moderately Conservative Investor Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$367,086,810	$ –	$–	$367,086,810
Money Market Funds	1,136,096	184,680	–	1,320,776
Total Investments	$368,222,906	$184,680	$–	$368,407,586

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $176.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $92,158,824 and $88,184,650, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$38,007,908

Aggregate unrealized (depreciation) of investments	(27,480)

Net unrealized appreciation of investments	$37,980,428

Cost of investments for tax purposes is $330,427,158.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	2,656,431	$31,717,054	7,150,515	$79,261,386

Class C	274,310	3,225,935	935,799	10,302,259

Class R	203,738	2,419,948	188,716	2,113,106

Class S	327	3,900	911	10,200

Class Y	272,553	3,250,594	959,243	9,919,696

Class R5	9,097	111,066	-	-

Class R6	1,276	15,301	169	1,940

14                      Invesco Select Risk: Moderately Conservative Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	228,361	$2,729,143	1,797,699	$20,504,825

Class C	11,873	140,072	183,186	2,071,420

Class R	6,320	75,255	51,200	581,822

Class S	1,718	20,558	13,163	150,207

Class Y	9,313	111,302	75,326	851,051

Class R5	48	595	-	-

Class R6	13	154	11	125

Automatic conversion of Class C shares to Class A shares:
Class A	145,937	1,748,097	602,958	6,891,827

Class C	(147,695)	(1,748,097)	(609,825)	(6,891,827)

Reacquired:
Class A	(2,554,262)	(30,520,935)	(6,345,708)	(70,017,760)

Class C	(453,786)	(5,346,271)	(1,057,023)	(11,558,557)

Class R	(92,784)	(1,108,404)	(243,931)	(2,728,097)

Class S	(1,717)	(20,458)	(5,694)	(65,015)

Class Y	(204,315)	(2,463,448)	(972,216)	(11,014,979)

Class R5	(1,439)	(17,639)	-	-

Class R6	(137)	(1,655)	(5)	(58)

Net increase in share activity	365,180	$4,342,067	2,724,494	$30,383,571

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                      Invesco Select Risk: Moderately Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Class A	$1,000.00	$1,053.60	$2.29	$1,022.56	$2.26	0.45%
Class C	1,000.00	1,050.20	6.10	1,018.84	6.01	1.20
Class R	1,000.00	1,052.50	3.56	1,021.32	3.51	0.70
Class S	1,000.00	1,054.90	1.78	1,023.06	1.76	0.35
Class Y	1,000.00	1,055.00	1.02	1,023.80	1.00	0.20
Class R5	1,000.00	1,055.70	0.92	1,023.90	0.90	0.18
Class R6	1,000.00	1,054.80	0.92	1,023.90	0.90	0.18

1

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                      Invesco Select Risk: Moderately Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderately Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderately Conservative Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory

17                      Invesco Select Risk: Moderately Conservative Investor Fund

fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub- Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

18                      Invesco Select Risk: Moderately Conservative Investor Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526                        Invesco Distributors, Inc.                                                                                     CAL-SAR-1

Semiannual Report to Shareholders	June 30, 2021
Invesco Select Risk: Moderate Investor Fund
Nasdaq:
A: OAMIX ∎ C: OCMIX ∎ R: ONMIX ∎ S: PXMSX ∎ Y: OYMIX ∎ R5: PXMQX ∎ R6: PXMMX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.36%
Class C Shares	7.03
Class R Shares	7.26
Class S Shares	7.44
Class Y Shares	7.56
Class R5 Shares	7.62
Class R6 Shares	7.62
Bloomberg Barclays Global Aggregate Bond Index, Hedged▼	-1.52
MSCI All Country World Index▼	12.30
Custom Invesco Select Risk: Moderate Investor Index∎	6.63
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Barclays Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index, Hedged.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Moderate Investor Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	4.67%
10 Years	6.77
5 Years	8.44
1 Year	19.54

Class C Shares
Inception (4/5/05)	4.63%
10 Years	6.72
5 Years	8.85
1 Year	24.62

Class R Shares
Inception (4/5/05)	4.76%
10 Years	7.09
5 Years	9.38
1 Year	26.14

Class S Shares
10 Years	7.40%
5 Years	9.71
1 Year	26.66

Class Y Shares
Inception (4/5/05)	5.34%
10 Years	7.64
5 Years	9.95
1 Year	26.93

Class R5 Shares
10 Years	7.46%
5 Years	9.84
1 Year	27.00

Class R6 Shares
10 Years	7.47%
5 Years	9.85
1 Year	27.00

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Moderate Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Moderate Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class S shares incepted on May 15, 2020. Performance shown above is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s

Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Moderate Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Moderate Investor Fund

Schedule of Investments

June 30, 2021

(Unaudited)

Invesco Select Risk: Moderate Investor Fund

Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/21	Value 06/30/21
Alternative Funds–4.94%
Invesco Fundamental Alternatives Fund, Class R6	-	$56,470,899	$-	$(57,147,547)	$(287,369)	$964,017	$-	-	$-
Invesco Global Real Estate Income Fund, Class R6	1.71%	39,778,266	404,147	(6,073,239)	4,141,664	408,849	404,147	4,073,729	38,659,687
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.23%	57,561,657	18,363,570	(4,983,329)	1,674,881	85,368	-	7,792,299	72,702,147
Invesco Master Event-Linked Bond Fund, Class R6	-	15,354,307	394,289	(13,578,565)	2,060,257	(4,230,288)	377,072	-	-
Total Alternative Funds		169,165,129	19,162,006	(81,782,680)	7,589,433	(2,772,054)	781,219		111,361,834
Domestic Equity Funds–31.74%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	7.23%	163,541,574	11,318,872	(27,911,813)	12,274,346	3,675,220	-	4,174,736	162,898,199
Invesco Main Street Small Cap Fund, Class R6	4.91%	200,028,292	1,631,264	(121,327,521)	(6,427,958)	38,393,134	39,615	5,055,048	110,705,562
Invesco Russell 1000 Dynamic Multifactor ETF	4.95%	127,858,252	-	(56,196,680)	26,299,860	13,531,045	648,561	2,383,846	111,492,477
Invesco S&P 500® Low Volatility ETF	4.96%	114,284,157	4,953,600	(17,210,784)	8,168,352	1,627,090	971,363	1,835,863	111,822,415
Invesco S&P 500® Pure Growth ETF	4.04%	115,469,143	-	(37,060,303)	5,193,034	7,552,808	4,362	495,083	91,154,682
Invesco S&P 500® Pure Value ETF	1.96%	-	46,748,422	(4,143,422)	1,320,985	204,065	170,277	571,855	44,130,050
Invesco S&P SmallCap Low Volatility ETF	3.69%	190,416,805	-	(134,751,765)	(4,937,798)	32,557,042	891,386	1,776,163	83,284,284
Total Domestic Equity Funds		911,598,223	64,652,158	(398,602,288)	41,890,821	97,540,404	2,725,564		715,487,669
Fixed Income Funds–35.93%
Invesco 1-30 Laddered Treasury ETF	5.76%	-	135,246,089	(8,743,693)	3,218,223	188,304	374,322	3,575,803	129,908,923
Invesco Core Plus Bond Fund, Class R6	7.98%	342,025,626	17,770,912	(154,822,081)	(18,124,307)	(6,882,676)	2,936,617	15,926,325	179,967,474
Invesco Fundamental High Yield® Corporate Bond ETF	3.49%	-	82,163,578	(4,170,310)	522,524	23,480	697,692	4,019,410	78,539,272
Invesco Income Fund, Class R6(c)	2.00%	70,686,423	5,079,940	(32,237,775)	(253,625)	1,741,812	1,013,659	5,635,470	44,971,050
Invesco International Bond Fund, Class R6(c)	2.97%	83,427,711	3,533,793	(13,315,203)	(5,253,589)	324,147	(542,751)	12,476,371	66,998,114
Invesco Master Loan Fund, Class R6	3.24%	47,743,181	28,484,009	(4,648,107)	1,955,818	(485,898)	1,235,078	4,604,297	73,049,003
Invesco Taxable Municipal Bond ETF	7.51%	151,142,821	30,885,207	(11,687,003)	(775,893)	(181,763)	2,065,336	5,104,984	169,383,369
Invesco Variable Rate Investment Grade ETF(c)	2.98%	80,402,701	4,995,452	(18,525,066)	203,493	119,822	313,679	2,677,089	67,181,548
Total Fixed Income Funds		775,428,463	308,158,980	(248,149,238)	(18,507,356)	(5,152,772)	8,093,632		809,998,753
Foreign Equity Funds–26.60%
Invesco Emerging Markets All Cap Fund, Class R6	3.20%	34,762,248	42,282,231	(6,886,273)	1,851,332	169,313	-	1,624,918	72,178,851
Invesco Developing Markets Fund, Class R6	3.95%	44,952,427	53,587,484	(13,880,784)	3,911,407	457,848	-	1,562,998	89,028,382
Invesco Global Fund, Class R6(b)	7.91%	175,663,810	13,365,748	(31,838,636)	16,648,293	4,490,073	-	1,369,762	178,329,288
Invesco Global Infrastructure Fund, Class R6	0.98%	23,265,598	181,068	(3,860,663)	2,162,566	302,993	181,068	1,801,598	22,051,562
Invesco International Select Equity Fund, Class R6(b)	2.92%	45,749,690	23,625,660	(3,482,297)	(216,922)	252,085	-	4,177,960	65,928,216
Invesco International Small-Mid Company Fund, Class R6	2.47%	47,633,263	11,636,792	(7,522,012)	3,354,933	484,529	-	945,527	55,587,505
Invesco RAFI™ Strategic Developed ex-US ETF	1.47%	22,877,239	10,698,052	(3,696,087)	3,000,483	248,735	373,599	1,075,249	33,128,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of Net Assets 06/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 06/30/21	Value 06/30/21
Invesco S&P Emerging Markets Low Volatility ETF	1.73%	$-	$41,183,624	$(2,894,380)	$645,385	$69,138		$339,403		1,613,059	$39,003,767
Invesco S&P International Developed Low Volatility ETF	1.97%	44,841,738	848,514	(2,674,123)	1,260,400	137,617		680,523		1,436,886	44,414,146
Total Foreign Equity Funds		439,746,013	197,409,173	(76,735,255)	32,617,877	6,612,331		1,574,593			599,650,139
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.27%	4,765,370	150,119,734	(148,781,576)	-	-		591		6,103,528	6,103,528
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.14%	3,499,368	107,228,382	(107,454,819)	111	240		254		3,271,973	3,273,282
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.31%	5,446,137	171,565,411	(170,036,087)	-	-		235		6,975,461	6,975,461
Total Money Market Funds		13,710,875	428,913,527	(426,272,482)	111	240		1,080			16,352,271
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,856,381,434)	99.93%	$2,309,648,703	$1,018,295,844	$(1,231,541,943)	$63,590,886	$96,228,149	(e)(f)	$13,176,088	(f)		$2,252,850,666
OTHER ASSETS LESS LIABILITIES	0.07%										1,526,959
NET ASSETS	100.00%										$2,254,377,625

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from June 30, 2021.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021. (e) Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$1,591,649

(f)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	September-2021	$9,649,350	$97,570	$97,570
MSCI Emerging Markets Index	6	September-2021	409,440	200	200
Nikkei 225 Index	1	September-2021	259,058	(544)	(544)
S&P/ASX 200 Index	1	September-2021	135,422	(621)	(621)
S&P/TSX 60 Index	1	September-2021	194,046	1,303	1,303
Stoxx Europe 600 Index	23	September-2021	615,262	(7,456)	(7,456)
Subtotal				90,452	90,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts(a) – (continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	69	September-2021	$8,100,097	$93,364	$93,364
EURO-BTP	83	September-2021	14,901,357	96,299	96,299
Euro Bund	49	September-2021	10,028,944	63,249	63,249
EURO-OAT	92	September-2021	17,349,517	79,458	79,458
Japan 10 Year Bonds	45	September-2021	61,443,359	(85,232)	(85,232)
Long Gilt	111	September-2021	19,669,281	71,975	71,975
Subtotal				319,113	319,113
Total Futures Contracts				$409,565	$409,565

(a)	Futures contracts collateralized by $2,115,317 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2021

Equity Funds	58.38%
Fixed Income Funds	35.95
Alternative Funds	4.94
Money Market Funds	0.73

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,856,381,434)	$2,252,850,666
Other investments:
Variation margin receivable – futures contracts	562,544
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,115,317
Cash	10,000
Foreign currencies, at value (Cost $0)	1,643
Receivable for:
Fund shares sold	751,699
Dividends – affiliated underlying funds	885,593
Investment for trustee deferred compensation and retirement plans	220,980
Other assets	106,085
Total assets	2,257,504,527

Liabilities:
Payable for:
Investments purchased – affiliated underlying funds	925,959
Fund shares reacquired	686,503
Accrued fees to affiliates	1,030,244
Accrued trustees’ and officers’ fees and benefits	11,706
Accrued other operating expenses	230,860
Trustee deferred compensation and retirement plans	241,630
Total liabilities	3,126,902
Net assets applicable to shares outstanding	$2,254,377,625

Net assets consist of:
Shares of beneficial interest	$1,739,786,139
Distributable earnings	514,591,486
$2,254,377,625

Net Assets:
Class A	$1,793,885,887

Class C	$244,003,071

Class R	$156,629,214

Class S	$26,615,543

Class Y	$31,269,653

Class R5	$11,585

Class R6	$1,962,672

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	139,778,997

Class C	19,552,919

Class R	12,319,400

Class S	2,071,754

Class Y	2,415,407

Class R5	901

Class R6	152,642

Class A:
Net asset value per share	$12.83

Maximum offering price per share (Net asset value of $12.83 ÷ 94.50%)	$13.58

Class C:
Net asset value and offering price per share	$12.48

Class R:
Net asset value and offering price per share	$12.71

Class S:
Net asset value and offering price per share	$12.85

Class Y:
Net asset value and offering price per share	$12.95

Class R5:
Net asset value and offering price per share	$12.86

Class R6:
Net asset value and offering price per share	$12.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderate Investor Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$11,478,966

Expenses:
Custodian fees	278
Distribution fees:
Class A	2,285,295
Class C	1,234,613
Class R	383,839
Class S	19,638
Transfer agent fees – A, C, R, S and Y	1,585,762
Trustees’ and officers’ fees and benefits	23,806
Registration and filing fees	69,698
Reports to shareholders	49,589
Professional services fees	30,491
Taxes	473
Other	25,110
Total expenses	5,708,592
Less: Expenses reimbursed and/or expense offset arrangement(s)	(683,648)
Net expenses	5,024,944
Net investment income	6,454,022

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	96,333,622
Foreign currencies	139
Futures contracts	(327,424)
Capital gain distributions from affiliated underlying fund shares	1,591,649
97,597,986
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	63,590,886
Foreign currencies	(57,630)
Futures contracts	(186,369)
63,346,887
Net realized and unrealized gain	160,944,873
Net increase in net assets resulting from operations	$167,398,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$6,454,022	$24,438,550

Net realized gain	97,597,986	228,568,227

Change in net unrealized appreciation	63,346,887	62,436,351

Net increase in net assets resulting from operations	167,398,895	315,443,128

Distributions to shareholders from distributable earnings:
Class A	–	(167,706,820)

Class C	–	(27,946,505)

Class R	–	(14,777,296)

Class S	–	(2,009,347)

Class Y	–	(2,737,032)

Class R5	–	(2,300)

Class R6	–	(167,945)

Total distributions from distributable earnings	–	(215,347,245)

Share transactions–net:
Class A	(192,672,665)	607,909,174

Class C	(23,470,287)	(28,203,400)

Class R	(7,658,762)	19,823,192

Class S	(1,621,641)	22,527,739

Class Y	(52,237)	9,423,010

Class R5	–	(1,109)

Class R6	(341,832)	1,984,738

Net increase (decrease) in net assets resulting from share transactions	(225,817,424)	633,463,344

Net increase (decrease) in net assets	(58,418,529)	733,559,227

Net assets:
Beginning of period	2,312,796,154	1,579,236,927

End of period	$2,254,377,625	$2,312,796,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderate Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/21	$11.95	$ 0.04	$ 0.84	$ 0.88	$ –	$ –	$ –	$12.83	7.36	%(f)	$1,793,886	0.34	%(f)(g)	0.40	%(f)(g)	0.64	%(f)(g)	26%
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67	(f)	1,851,149	0.31	(f)	0.38	(f)	1.42	(f)	88
Eleven months ended 12/31/19	11.72	0.22	1.32	1.54	(0.36)	(0.94)	(1.30)	11.96	13.13		1,156,291	0.40	(h)	0.47	(h)	1.95	(h)	16
Year ended 01/31/19	12.66	0.20	(0.80)	(0.60)	(0.21)	(0.13)	(0.34)	11.72	(4.59)		1,037,833	0.41		0.48		1.61		40
Year ended 01/31/18	11.06	0.14	1.69	1.83	(0.23)	–	(0.23)	12.66	16.59		1,169,055	0.41		0.49		1.20		6
Year ended 01/31/17	10.13	0.18	0.93	1.11	(0.18)	–	(0.18)	11.06	10.95		1,050,230	0.44		0.51		1.63		7
Year ended 01/31/16(i)	10.66	0.12	(0.57)	(0.45)	(0.08)	–	(0.08)	10.13	(4.24)		965,539	0.43		0.50		1.15		5
Class C
Six months ended 06/30/21	11.66	(0.01)	0.83	0.82	–	–	–	12.48	7.03		244,003	1.10	(g)	1.16	(g)	(0.12	)(g)	26
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70		250,605	1.08		1.15		0.65		88
Eleven months ended 12/31/19	11.49	0.13	1.29	1.42	(0.25)	(0.94)	(1.19)	11.72	12.44		273,048	1.16	(h)	1.23	(h)	1.19	(h)	16
Year ended 01/31/19	12.41	0.10	(0.78)	(0.68)	(0.11)	(0.13)	(0.24)	11.49	(5.33)		358,746	1.17		1.24		0.86		40
Year ended 01/31/18	10.85	0.05	1.65	1.70	(0.14)	–	(0.14)	12.41	15.69		409,418	1.16		1.25		0.43		6
Year ended 01/31/17	9.94	0.09	0.91	1.00	(0.09)	–	(0.09)	10.85	10.12		383,848	1.19		1.26		0.87		7
Year ended 01/31/16(i)	10.46	0.04	(0.56)	(0.52)	(0.00)	–	(0.00)	9.94	(4.96)		370,818	1.18		1.25		0.42		5
Class R
Six months ended 06/30/21	11.85	0.02	0.84	0.86	–	–	–	12.71	7.26		156,629	0.60	(g)	0.66	(g)	0.38	(g)	26
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32		153,448	0.58		0.65		1.15		88
Eleven months ended 12/31/19	11.65	0.19	1.30	1.49	(0.32)	(0.94)	(1.26)	11.88	12.84		131,445	0.66	(h)	0.73	(h)	1.69	(h)	16
Year ended 01/31/19	12.59	0.16	(0.79)	(0.63)	(0.18)	(0.13)	(0.31)	11.65	(4.86)		116,637	0.66		0.73		1.36		40
Year ended 01/31/18	11.00	0.11	1.68	1.79	(0.20)	–	(0.20)	12.59	16.33		123,884	0.66		0.74		0.96		6
Year ended 01/31/17	10.08	0.15	0.92	1.07	(0.15)	–	(0.15)	11.00	10.64		105,976	0.69		0.76		1.38		7
Year ended 01/31/16(i)	10.60	0.10	(0.57)	(0.47)	(0.05)	–	(0.05)	10.08	(4.45)		92,429	0.69		0.76		0.97		5
Class S
Six months ended 06/30/21	11.96	0.05	0.84	0.89	–	–	–	12.85	7.44		26,616	0.25	(g)	0.31	(g)	0.73	(g)	26
Period ended 12/31/20(j)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86		26,339	0.23	(h)	0.30	(h)	1.50	(h)	88
Class Y
Six months ended 06/30/21	12.04	0.06	0.85	0.91	–	–	–	12.95	7.56		31,270	0.10	(g)	0.16	(g)	0.88	(g)	26
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97		29,097	0.08		0.15		1.65		88
Eleven months ended 12/31/19	11.78	0.25	1.32	1.57	(0.38)	(0.94)	(1.32)	12.03	13.39		18,433	0.16	(h)	0.23	(h)	2.19	(h)	16
Year ended 01/31/19	12.73	0.23	(0.82)	(0.59)	(0.23)	(0.13)	(0.36)	11.78	(4.41)		15,732	0.17		0.24		1.85		40
Year ended 01/31/18	11.12	0.20	1.67	1.87	(0.26)	–	(0.26)	12.73	16.91		17,618	0.17		0.25		1.63		6
Year ended 01/31/17	10.19	0.21	0.92	1.13	(0.20)	–	(0.20)	11.12	11.16		9,343	0.19		0.26		1.94		7
Year ended 01/31/16(i)	10.72	0.17	(0.59)	(0.42)	(0.11)	–	(0.11)	10.19	(3.97)		9,499	0.19		0.26		1.61		5
Class R5
Six months ended 06/30/21	11.95	0.06	0.85	0.91	–	–	–	12.86	7.62		12	(0.04	)(g)	0.02	(g)	1.02	(g)	26
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		11	0.00		0.07		1.73		88
Period ended 12/31/19(k)	12.03	0.17	1.08	1.25	(0.39)	(0.94)	(1.33)	11.95	10.45		10	0.09	(h)	0.16	(h)	2.26	(h)	16
Class R6
Six months ended 06/30/21	11.95	0.06	0.85	0.91	–	–	–	12.86	7.62		1,963	(0.04	)(g)	0.02	(g)	1.02	(g)	26
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		2,147	(0.01)		0.06		1.74		88
Period ended 12/31/19(k)	12.03	0.18	1.08	1.26	(0.40)	(0.94)	(1.34)	11.95	10.49		10	0.04	(h)	0.11	(h)	2.31	(h)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.58% and 0.58% for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.56%, 0.57%, 0.58%, 0.59% and 0.57% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018, 2017 and 2016, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% and 0.23% for the six months ended June 30, 2021 and the year ended ended December 31, 2020, respectively.

(g)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,896,950, $248,969, $154,808, $26,401, $31,116, $11 and $2,002 for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(h)	Annualized.
(i)	The last business day of the reporting period was January 29, 2016.
(j)	Commencement date of May 15, 2020.
(k)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

12	Invesco Select Risk: Moderate Investor Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13	Invesco Select Risk: Moderate Investor Fund

J.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Advisor indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through April 30, 2022, to reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.37%, 0.22%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 31, 2021, Invesco had contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07% of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2022. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the six months ended June 30, 2021, the Adviser reimbursed class level expenses of $547,670, $72,254, $44,754, $7,628, $8,906, $3 and $582 of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $133,430 in front-end sales commissions from the sale of Class A shares and $19,674 and $1,651 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14	Invesco Select Risk: Moderate Investor Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,236,498,395	$-	$-	$2,236,498,395
Money Market Funds	16,352,271	-	-	16,352,271
Total Investments in Securities	2,252,850,666	-	-	2,252,850,666
Other Investments - Assets*
Futures Contracts	503,418	-	-	503,418
Other Investments - Liabilities*
Futures Contracts	(93,853)	-	-	(93,853)
Total Other Investments	409,565	-	-	409,565
Total Investments	$2,253,260,231	$-	$-	$2,253,260,231

*   Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$99,073	$404,345	$503,418

Derivatives not subject to master netting agreements	(99,073)	(404,345)	(503,418)

Total Derivative Assets subject to master netting agreements	$-	$-	$-

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(8,621)	$(85,232)	$(93,853)

Derivatives not subject to master netting agreements	8,621	85,232	93,853

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

15	Invesco Select Risk: Moderate Investor Fund

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$1,645,064	$(1,972,488)	$(327,424)
Change in Net Unrealized Appreciation (Depreciation): Futures contracts	(152,602)	(33,767)	(186,369)
Total	$1,492,462	$(2,006,255)	$(513,793)

    The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$143,915,401

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,851.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $589,382,318 and $805,269,461, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$394,197,670

Aggregate unrealized (depreciation) of investments	(93,853)

Net unrealized appreciation of investments	$394,103,817

Cost of investments for tax purposes is $1,859,156,414.

16	Invesco Select Risk: Moderate Investor Fund

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	8,285,391	$102,885,920	12,306,657	$141,286,967
Class C	1,544,786	18,688,273	3,213,962	35,533,014
Class R	1,174,435	14,443,647	2,162,762	24,351,230
Class S(b)	33,294	410,237	31,041	358,310
Class Y	637,199	7,997,966	726,444	8,365,822
Class R6	32,010	394,550	154,631	1,717,397

Issued as reinvestment of dividends:
Class A	-	-	14,248,854	163,587,050
Class C	-	-	2,497,418	27,674,819
Class R	-	-	1,307,147	14,757,039
Class S(b)	-	-	169,406	2,005,763
Class Y	-	-	220,885	2,557,765
Class R6	-	-	14,032	165,996

Automatic conversion of Class C shares to Class A shares:
Class A	1,291,903	16,096,396	5,444,591	63,656,237
Class C	(1,326,053)	(16,096,396)	(5,578,307)	(63,656,237)

Issued in connection with acquisitions:(c)
Class A	-	-	50,447,810	514,365,956
Class C	-	-	5,131,231	51,047,872
Class R	-	-	1,408,979	14,251,643
Class S(b)	-	-	2,184,197	22,270,081
Class Y	-	-	777,850	7,986,783
Class R5	-	-	1,178	12,020
Class R6	-	-	11,444	116,719

Reacquired:
Class A	(24,705,623)	(311,654,981)	(24,200,196)	(274,987,036)
Class C	(2,152,689)	(26,062,164)	(7,083,974)	(78,802,868)
Class R	(1,800,582)	(22,102,409)	(2,995,581)	(33,536,720)
Class S(b)	(164,417)	(2,031,878)	(181,767)	(2,106,415)
Class Y	(638,628)	(8,050,203)	(840,076)	(9,487,360)
Class R5	-	-	(1,108)	(13,129)
Class R6	(59,008)	(736,382)	(1,298)	(15,374)
Net increase (decrease) in share activity	(17,847,982)	$(225,817,424)	61,578,213	$633,463,344

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	Commencement date of May 15, 2020.
(c)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Moderate Allocation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 59,962,688 shares of the Fund for 55,694,016 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $610,051,074, including $12,599,534 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,330,094,502 and $1,940,145,576 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$26,617,483

Net realized/unrealized gains	195,167,232

Change in net assets resulting from operations	$221,784,715

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

17	Invesco Select Risk: Moderate Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (06/30/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,073.60	$1.75	$1,023.11	$1.71	0.34%
Class C	1,000.00	1,070.30	5.65	1,019.34	5.51	1.10
Class R	1,000.00	1,072.60	3.08	1,021.82	3.01	0.60
Class S	1,000.00	1,074.40	1.29	1,023.55	1.25	0.25
Class Y	1,000.00	1,075.60	0.51	1,024.30	0.50	0.10
Class R5	1,000.00	1,076.20	(0.21)	1,024.99	(0.20)	(0.04)
Class R6	1,000.00	1,076.20	(0.21)	1,024.99	(0.20)	(0.04)

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.37%, 0.22%, 0.17% and 0.12% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.40%, 1.16%, 0.66%, 0.31%, 0.16%, 0.02% and 0.02% for of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $1.98, $5.75, $3.27, $1.54, $0.79, $0.10 and $0.10 for of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.01, $5.81, $3.31, $1.56, $0.80, $0.10 and $0.10 for of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

18	Invesco Select Risk: Moderate Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderate Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of

19	Invesco Select Risk: Moderate Investor Fund

Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderate Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees

20	Invesco Select Risk: Moderate Investor Fund

received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

21	Invesco Select Risk: Moderate Investor Fund

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◾	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSMI-SAR-1

Semiannual Report to Shareholders	June 30, 2021

Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ∎ C: GTSDX ∎ R: GTSRX ∎ Y: GTSYX ∎ Investor: GTSIX ∎ R5: GTSVX ∎ R6: GTSFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.91%
Class C Shares	8.55
Class R Shares	8.77
Class Y Shares	9.05
Investor Class Shares	8.96
Class R5 Shares	9.12
Class R6 Shares	9.16
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 2000 Growth Index▼ (Style-Specific Index)	8.98
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	10.41

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Small Cap Growth Fund

Average Annual Total Returns
As of 6/30/21, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	12.02%
10 Years	14.61
5 Years	20.13
1 Year	53.41

Class C Shares
Inception (5/3/99)	10.72%
10 Years	14.57
5 Years	20.59
1 Year	60.22

Class R Shares
Inception (6/3/02)	11.29%
10 Years	14.97
5 Years	21.19
1 Year	61.92

Class Y Shares
Inception (10/3/08)	15.98%
10 Years	15.55
5 Years	21.79
1 Year	62.72

Investor Class Shares
Inception (4/7/06)	11.91%
10 Years	15.29
5 Years	21.53
1 Year	62.46

Class R5 Shares
Inception (3/15/02)	11.42%
10 Years	15.71
5 Years	21.94
1 Year	62.89

Class R6 Shares
10 Years	15.74%
5 Years	22.06
1 Year	63.04

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Small Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.75%
Aerospace & Defense–0.35%
Mercury Systems, Inc.(b)	231,503	$15,344,019

Alternative Carriers–0.83%
Iridium Communications, Inc.(b)	901,897	36,066,861

Application Software–13.11%
Altair Engineering, Inc., Class A(b)(c)	492,727	33,983,381

Anaplan, Inc.(b)	444,169	23,674,208

Avalara, Inc.(b)	200,330	32,413,394

Bill.com Holdings, Inc.(b)	294,237	53,898,334

Black Knight, Inc.(b)	242,962	18,946,177

Blackline, Inc.(b)(c)	421,395	46,888,622

Cerence, Inc.(b)(c)	156,282	16,676,852

Duck Creek Technologies, Inc.(b)(c)	237,808	10,347,026

Everbridge, Inc.(b)(c)	179,812	24,468,817

Fair Isaac Corp.(b)	53,586	26,936,610

Five9, Inc.(b)	224,645	41,197,646

Guidewire Software, Inc.(b)(c)	296,974	33,474,909

LivePerson, Inc.(b)(c)	558,634	35,328,014

Nuance Communications, Inc.(b)	87,422	4,759,254

Pegasystems, Inc.	296,456	41,263,711

Q2 Holdings, Inc.(b)	486,291	49,883,731

Smartsheet, Inc., Class A(b)	454,525	32,871,248

Zendesk, Inc.(b)(c)	283,388	40,904,224

		567,916,158

Auto Parts & Equipment–1.70%
Fox Factory Holding Corp.(b)(c)	285,443	44,432,057

Visteon Corp.(b)	241,891	29,254,298

		73,686,355

Biotechnology–10.42%
Abcam PLC (United Kingdom)(b)	1,235,455	23,574,758

Ascendis Pharma A/S, ADR (Denmark)(b)	165,066	21,714,432

CareDx, Inc.(b)	907,985	83,098,787

ChemoCentryx, Inc.(b)(c)	298,629	3,998,643

Halozyme Therapeutics, Inc.(b)	934,134	42,419,025

Heron Therapeutics, Inc.(b)(c)	781,147	12,123,402

Immunovant, Inc.(b)(c)	391,581	4,139,011

Intellia Therapeutics, Inc.(b)	289,575	46,885,088

Iovance Biotherapeutics, Inc.(b)(c)	442,760	11,520,615

Kodiak Sciences, Inc.(b)(c)	170,470	15,853,710

Mirati Therapeutics, Inc.(b)	100,320	16,204,690

Natera, Inc.(b)	587,016	66,643,927

Sage Therapeutics, Inc.(b)(c)	202,646	11,512,319

Translate Bio, Inc.(b)(c)	868,295	23,912,844

Twist Bioscience Corp.(b)(c)	509,172	67,847,169

		451,448,420

Brewers–0.80%
Boston Beer Co., Inc. (The), Class A(b)(c)	33,778	34,480,582

Building Products–2.55%
Builders FirstSource, Inc.(b)(c)	1,187,993	50,679,781

Simpson Manufacturing Co., Inc.	229,548	25,351,281

	Shares	Value

Building Products–(continued)
Trex Co., Inc.(b)	338,084	$34,555,566

		110,586,628

Casinos & Gaming–2.27%
Caesars Entertainment, Inc.(b)	558,732	57,968,445

Penn National Gaming, Inc.(b)	529,326	40,488,146

		98,456,591

Construction & Engineering–2.38%
AECOM(b)	575,950	36,469,154

Construction Partners, Inc.(b)	944,883	29,669,326

Valmont Industries, Inc.	156,170	36,863,929

		103,002,409

Construction Machinery & Heavy Trucks–0.69%
Terex Corp.	631,266	30,060,887

Construction Materials–0.69%
Eagle Materials, Inc.	210,012	29,844,805

Consumer Finance–0.40%
LendingTree, Inc.(b)(c)	81,000	17,162,280

Distributors–0.82%
Pool Corp.	77,475	35,534,684

Diversified Support Services–0.57%
IAA, Inc.(b)	449,339	24,506,949

Electrical Components & Equipment–2.49%
Array Technologies, Inc.(b)(c)	739,031	11,528,884

Generac Holdings, Inc.(b)	65,108	27,029,586

Shoals Technologies Group, Inc., Class A(b)(c)	883,964	31,380,722

Vicor Corp.(b)	359,410	38,004,013

		107,943,205

Electronic Components–1.57%
II-VI, Inc.(b)(c)	464,525	33,719,870

Littelfuse, Inc.	133,834	34,099,565

		67,819,435

Electronic Manufacturing Services–1.36%
Fabrinet (Thailand)(b)	318,067	30,493,083

IPG Photonics Corp.(b)(c)	134,113	28,266,997

		58,760,080

Environmental & Facilities Services–0.82%
Clean Harbors, Inc.(b)	380,665	35,455,138

Financial Exchanges & Data–0.87%
Morningstar, Inc.	146,573	37,685,384

Food Distributors–0.68%
Performance Food Group Co.(b)	602,532	29,216,777

General Merchandise Stores–0.52%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	266,664	22,434,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value

Health Care Equipment–7.29%
AtriCure, Inc.(b)	577,955	$45,849,170

CONMED Corp.(c)	263,678	36,237,267

CryoPort, Inc.(b)(c)	629,066	39,694,065

Inari Medical, Inc.(b)	410,118	38,255,807

Insulet Corp.(b)	102,676	28,185,589

iRhythm Technologies, Inc.(b)	202,756	13,452,861

Masimo Corp.(b)(c)	132,738	32,182,328

Mesa Laboratories, Inc.	88,401	23,971,699

Nevro Corp.(b)	167,001	27,687,096

Tandem Diabetes Care, Inc.(b)	311,097	30,300,848

		315,816,730

Health Care Services–0.87%
LHC Group, Inc.(b)	187,118	37,472,251

Health Care Technology–0.75%
Schrodinger, Inc.(b)(c)	429,041	32,439,790

Home Improvement Retail–1.10%
Floor & Decor Holdings, Inc., Class A(b)	451,022	47,673,025

Homebuilding–0.80%
Installed Building Products, Inc.(c)	284,355	34,793,678

Homefurnishing Retail–1.23%
RH(b)	78,704	53,440,016

Hotels, Resorts & Cruise Lines–0.83%
Marriott Vacations Worldwide Corp.(b)	225,585	35,935,691

Human Resource & Employment Services–0.70%
ASGN, Inc.(b)	312,639	30,304,098

Industrial Machinery–5.50%
Evoqua Water Technologies Corp.(b)	1,151,125	38,885,002

Kennametal, Inc.	784,392	28,175,361

Kornit Digital Ltd. (Israel)(b)	397,479	49,418,564

Nordson Corp.	128,682	28,246,986

Timken Co. (The)	403,177	32,492,034

Welbilt, Inc.(b)	2,624,058	60,746,943

		237,964,890

Industrial REITs–0.65%
EastGroup Properties, Inc.	171,474	28,198,899

Insurance Brokers–0.23%
Goosehead Insurance, Inc., Class A(c)	78,721	10,021,183

Internet & Direct Marketing Retail–1.49%
Overstock.com, Inc.(b)	553,890	51,068,658

Shutterstock, Inc.	138,696	13,615,786

		64,684,444

Internet Services & Infrastructure–0.41%
BigCommerce Holdings, Inc., Series 1(b)(c)	276,178	17,929,476

Investment Banking & Brokerage–1.10%
LPL Financial Holdings, Inc.	353,671	47,738,512

Leisure Facilities–0.69%
Planet Fitness, Inc., Class A(b)	395,624	29,770,706

Life Sciences Tools & Services–8.88%
Adaptive Biotechnologies Corp.(b)(c)	450,544	18,409,228

	Shares	Value

Life Sciences Tools & Services–(continued)
Avantor, Inc.(b)	1,491,622	$52,967,497

Bio-Techne Corp.	79,415	35,757,398

Bruker Corp.	472,037	35,865,371

Maravai LifeSciences Holdings, Inc., Class A(b)(c)	1,077,237	44,953,100

NanoString Technologies, Inc.(b)(c)	482,801	31,280,677

NeoGenomics, Inc.(b)(c)	814,882	36,808,220

Repligen Corp.(b)	391,463	78,143,844

Syneos Health, Inc.(b)	563,647	50,440,770

		384,626,105

Motorcycle Manufacturers–0.73%
Harley-Davidson, Inc.	687,733	31,511,926

Other Diversified Financial Services–0.38%
VPC Impact Acquisition Holdings, Class A(b)	1,650,834	16,524,848

Pharmaceuticals–0.81%
Catalent, Inc.(b)	323,728	35,001,471

Research & Consulting Services–0.56%
Clarivate PLC (United Kingdom)(b)(c)	872,295	24,014,281

Restaurants–1.69%
Texas Roadhouse, Inc.	393,047	37,811,121
Wingstop, Inc.	223,498	35,229,990

		73,041,111

Semiconductor Equipment–0.67%
MKS Instruments, Inc.	162,440	28,906,198

Semiconductors–7.26%
Allegro MicroSystems, Inc. (Japan)(b)	1,179,766	32,679,518

Ambarella, Inc.(b)	282,085	30,078,723

Cree, Inc.(b)(c)	314,257	30,775,188

Lattice Semiconductor Corp.(b)(c)	1,212,153	68,098,755

MACOM Technology Solutions Holdings, Inc.(b)	527,345	33,792,268

Power Integrations, Inc.	437,410	35,893,865

Semtech Corp.(b)	554,792	38,169,690

Silicon Laboratories, Inc.(b)	294,408	45,118,026

		314,606,033

Specialty Chemicals–2.19%
Axalta Coating Systems Ltd.(b)	889,977	27,135,399

Danimer Scientific, Inc.(b)(c)	874,691	21,911,009

Element Solutions, Inc.	1,963,218	45,900,037

		94,946,445

Specialty Stores–0.88%
Five Below, Inc.(b)	197,316	38,135,263

Steel–0.90%
Cleveland-Cliffs, Inc.(b)(c)	1,806,707	38,952,603

Systems Software–0.55%
Qualys, Inc.(b)(c)	236,027	23,765,559

Trading Companies & Distributors–1.54%
SiteOne Landscape Supply, Inc.(b)	221,008	37,407,814

WESCO International, Inc.(b)	283,222	29,120,886

		66,528,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

	Shares	Value

Trucking–2.18%
Knight-Swift Transportation Holdings, Inc.	331,734	$15,080,628

Lyft, Inc., Class A(b)(c)	713,845	43,173,345

Saia, Inc.(b)	172,112	36,055,743

		94,309,716

Total Common Stocks & Other Equity Interests (Cost $2,437,539,022)		4,276,465,737

Money Market Funds–1.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	27,440,480	27,440,480

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	19,109,829	19,117,473

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	31,360,548	31,360,548

Total Money Market Funds (Cost $77,918,499)		77,918,501

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)–100.55% (Cost $2,515,457,521)		4,354,384,238

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.98%
Invesco Private Government Fund, 0.02%(d)(e)(f)	169,112,191	$169,112,191

Invesco Private Prime Fund, 0.12%(d)(e)(f)	393,158,538	393,315,805

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $562,427,992)		562,427,996

TOTAL INVESTMENTS IN SECURITIES–113.53% (Cost $3,077,885,513)		4,916,812,234

OTHER ASSETS LESS LIABILITIES–(13.53)%		(586,081,986)

NET ASSETS–100.00%		$4,330,730,248

Investment Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,693,873	$171,652,302	$(159,905,695)	$ -	$ -	$27,440,480	$4,745
Invesco Liquid Assets Portfolio, Institutional Class	11,034,856	122,170,404	(114,088,890)	1,087	16	19,117,473	2,333
Invesco Treasury Portfolio, Institutional Class	17,935,855	196,174,060	(182,749,367)	-	-	31,360,548	1,900
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,705,412	418,951,132	(260,544,353)	-	-	169,112,191	3,028	*
Invesco Private Prime Fund	16,058,118	730,037,088	(352,781,444)	4	2,039	393,315,805	59,830	*
Total	$71,428,114	$1,638,984,986	$(1,070,069,749)	$1,091	$2,055	$640,346,497	$71,836

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Health Care	29.02%

Information Technology	24.93

Industrials	20.33

Consumer Discretionary	14.75

Materials	3.78

Financials	2.98

Other Sectors, Each Less than 2% of Net Assets	2.96

Money Market Funds Plus Other Assets Less Liabilities	1.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 2,437,539,022)*	$4,276,465,737
Investments in affiliated money market funds, at value (Cost $ 640,346,491)	640,346,497
Foreign currencies, at value and cost	167
Receivable for:
Investments sold	105,369
Fund shares sold	1,541,587
Dividends	386,358
Investment for trustee deferred compensation and retirement plans	494,687
Other assets	87,716
Total assets	4,919,428,118

Liabilities:
Payable for:
Investments purchased	5,240,554
Fund shares reacquired	18,697,012
Collateral upon return of securities loaned	562,427,992
Accrued fees to affiliates	1,538,133
Accrued other operating expenses	245,355
Trustee deferred compensation and retirement plans	548,824
Total liabilities	588,697,870
Net assets applicable to shares outstanding	$4,330,730,248

Net assets consist of:
Shares of beneficial interest	$1,890,813,365
Distributable earnings	2,439,916,883
$4,330,730,248

Net Assets:
Class A	$1,067,146,614
Class C	$18,895,054
Class R	$129,114,253
Class Y	$290,264,908
Investor Class	$263,162,175
Class R5	$1,679,415,602
Class R6	$882,731,642

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,505,422
Class C	679,142
Class R	2,791,660
Class Y	5,297,922
Investor Class	4,714,785
Class R5	27,053,927
Class R6	14,084,018
Class A:
Net asset value per share	$52.04
Maximum offering price per share (Net asset value of $52.04 ÷ 94.50%)	$55.07
Class C:
Net asset value and offering price per share	$27.82
Class R:
Net asset value and offering price per share	$46.25
Class Y:
Net asset value and offering price per share	$54.79
Investor Class:
Net asset value and offering price per share	$55.82
Class R5:
Net asset value and offering price per share	$62.08
Class R6:
Net asset value and offering price per share	$62.68

*	At June 30, 2021, securities with an aggregate value of $543,929,487 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends	$1,956,591
Dividends from affiliated money market funds (includes securities lending income of $115,328)	124,306
Total investment income	2,080,897

Expenses:
Advisory fees	14,195,390
Administrative services fees	322,519
Custodian fees	17,181
Distribution fees:
Class A	1,317,665
Class C	94,894
Class R	333,377
Investor Class	252,844
Transfer agent fees – A, C, R, Y and Investor	1,869,098
Transfer agent fees – R5	691,120
Transfer agent fees – R6	12,083
Trustees’ and officers’ fees and benefits	26,156
Registration and filing fees	66,701
Reports to shareholders	45,386
Professional services fees	33,585
Other	29,852
Total expenses	19,307,851
Less: Fees waived and/or expense offset arrangement(s)	(19,789)
Net expenses	19,288,062
Net investment income (loss)	(17,207,165)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $ 8,738,464)	477,312,166
Affiliated investment securities	2,055
Foreign currencies	212
477,314,433
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(95,275,079)
Affiliated investment securities	1,091
Foreign currencies	(4)
(95,273,992)
Net realized and unrealized gain	382,040,441
Net increase in net assets resulting from operations	$364,833,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(17,207,165)	$(19,592,534)
Net realized gain	477,314,433	549,241,982
Change in net unrealized appreciation (depreciation)	(95,273,992)	1,020,165,111
Net increase in net assets resulting from operations	364,833,276	1,549,814,559

Distributions to shareholders from distributable earnings:
Class A	–	(121,472,394)
Class C	–	(4,405,456)
Class R	–	(19,932,931)
Class Y	–	(35,770,358)
Investor Class	–	(29,742,893)
Class R5	–	(166,195,355)
Class R6	–	(87,388,759)
Total distributions from distributable earnings	–	(464,908,146)

Share transactions–net:
Class A	(70,878,960)	257,693,946
Class C	(4,337,291)	12,033,163
Class R	(19,006,715)	(13,120,849)
Class Y	(37,511,834)	4,202,122
Investor Class	(8,696,453)	(108,497)
Class R5	(23,398,126)	28,634,139
Class R6	(28,453,949)	103,653,891
Net increase (decrease) in net assets resulting from share transactions	(192,283,328)	392,987,915
Net increase in net assets	172,549,948	1,477,894,328

Net assets:
Beginning of period	4,158,180,300	2,680,285,972
End of period	$4,330,730,248	$4,158,180,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Small Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/21	$47.78	$(0.26)	$4.52	$4.26	$–	$–	$–	$52.04	8.91%	$1,067,147	1.15	%(d)	1.15	%(d)	(1.05	)%(d)	14%
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	–	(6.62)	(6.62)	47.78	57.00	1,047,921	1.15		1.15		(0.90)		51
Year ended 12/31/19	31.02	(0.09)	7.59	7.50	–	(3.17)	(3.17)	35.35	24.32	499,603	1.17		1.17		(0.25)		31
Year ended 12/31/18	37.31	(0.18)	(3.08)	(3.26)	–	(3.03)	(3.03)	31.02	(9.04)	502,315	1.18		1.18		(0.47)		21
Year ended 12/31/17	32.66	(0.17)	8.26	8.09	–	(3.44)	(3.44)	37.31	24.91	617,955	1.20		1.20		(0.48)		21
Year ended 12/31/16	32.03	0.00	3.68	3.68	–	(3.05)	(3.05)	32.66	11.30	596,972	1.22		1.22		(0.01)		26
Class C
Six months ended 06/30/21	25.63	(0.23)	2.42	2.19	–	–	–	27.82	8.55 (e)	18,895	1.84	(d)(e)	1.84	(d)(e)	(1.74	)(d)(e)	14
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	–	(6.62)	(6.62)	25.63	55.86 (e)	21,567	1.87	(e)	1.87	(e)	(1.62	)(e)	51
Year ended 12/31/19	19.95	(0.23)	4.84	4.61	–	(3.17)	(3.17)	21.39	23.32	3,686	1.92		1.92		(1.00)		31
Year ended 12/31/18	25.33	(0.32)	(2.03)	(2.35)	–	(3.03)	(3.03)	19.95	(9.72)	11,053	1.93		1.93		(1.22)		21
Year ended 12/31/17	23.24	(0.31)	5.84	5.53	–	(3.44)	(3.44)	25.33	23.99	14,502	1.95		1.95		(1.23)		21
Year ended 12/31/16	23.74	(0.18)	2.73	2.55	–	(3.05)	(3.05)	23.24	10.49	14,878	1.97		1.97		(0.76)		26
Class R
Six months ended 06/30/21	42.52	(0.29)	4.02	3.73	–	–	–	46.25	8.77	129,114	1.40	(d)	1.40	(d)	(1.30	)(d)	14
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	–	(6.62)	(6.62)	42.52	56.59	137,020	1.40		1.40		(1.15)		51
Year ended 12/31/19	28.46	(0.17)	6.96	6.79	–	(3.17)	(3.17)	32.08	24.01	118,302	1.42		1.42		(0.50)		31
Year ended 12/31/18	34.58	(0.26)	(2.83)	(3.09)	–	(3.03)	(3.03)	28.46	(9.27)	124,450	1.43		1.43		(0.72)		21
Year ended 12/31/17	30.55	(0.25)	7.72	7.47	–	(3.44)	(3.44)	34.58	24.60	135,751	1.45		1.45		(0.73)		21
Year ended 12/31/16	30.21	(0.08)	3.47	3.39	–	(3.05)	(3.05)	30.55	11.02	112,318	1.47		1.47		(0.26)		26
Class Y
Six months ended 06/30/21	50.24	(0.21)	4.76	4.55	–	–	–	54.79	9.05	290,265	0.90	(d)	0.90	(d)	(0.80	)(d)	14
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	–	(6.62)	(6.62)	50.24	57.38	301,301	0.90		0.90		(0.65)		51
Year ended 12/31/19	32.14	(0.00)	7.86	7.86	–	(3.17)	(3.17)	36.83	24.59	217,477	0.92		0.92		0.00		31
Year ended 12/31/18	38.43	(0.08)	(3.18)	(3.26)	–	(3.03)	(3.03)	32.14	(8.77)	216,750	0.93		0.93		(0.22)		21
Year ended 12/31/17	33.48	(0.08)	8.47	8.39	0.00	(3.44)	(3.44)	38.43	25.22	208,233	0.95		0.95		(0.23)		21
Year ended 12/31/16	32.76	0.08	3.77	3.85	(0.08)	(3.05)	(3.13)	33.48	11.56	163,662	0.97		0.97		0.24		26
Investor Class
Six months ended 06/30/21	51.24	(0.27)	4.85	4.58	–	–	–	55.82	8.94 (e)	263,162	1.10	(d)(e)	1.10	(d)(e)	(1.00	)(d)(e)	14
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	–	(6.62)	(6.62)	51.24	57.11 (e)	249,837	1.07	(e)	1.07	(e)	(0.82	)(e)	51
Year ended 12/31/19	32.76	(0.08)	8.01	7.93	–	(3.17)	(3.17)	37.52	24.34	187,171	1.13		1.13		(0.21)		31
Year ended 12/31/18	39.21	(0.19)	(3.23)	(3.42)	–	(3.03)	(3.03)	32.76	(9.01)	168,567	1.18		1.18		(0.47)		21
Year ended 12/31/17	34.18	(0.17)	8.64	8.47	–	(3.44)	(3.44)	39.21	24.91	241,104	1.19		1.19		(0.47)		21
Year ended 12/31/16	33.40	0.00	3.83	3.83	–	(3.05)	(3.05)	34.18	11.29	226,995	1.22		1.22		(0.01)		26
Class R5
Six months ended 06/30/21	56.89	(0.20)	5.39	5.19	–	–	–	62.08	9.12	1,679,416	0.77	(d)	0.77	(d)	(0.67	)(d)	14
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	–	(6.62)	(6.62)	56.89	57.56	1,564,134	0.80		0.80		(0.55)		51
Year ended 12/31/19	35.45	0.05	8.68	8.73	–	(3.17)	(3.17)	41.01	24.75	1,156,887	0.80		0.80		0.12		31
Year ended 12/31/18	42.02	(0.04)	(3.50)	(3.54)	–	(3.03)	(3.03)	35.45	(8.69)	1,192,199	0.81		0.81		(0.10)		21
Year ended 12/31/17	36.29	(0.04)	9.22	9.18	0.00	(3.44)	(3.44)	42.02	25.41	1,292,036	0.82		0.82		(0.10)		21
Year ended 12/31/16	35.28	0.14	4.05	4.19	(0.13)	(3.05)	(3.18)	36.29	11.70	1,037,098	0.83		0.83		0.38		26
Class R6
Six months ended 06/30/21	57.42	(0.18)	5.44	5.26	–	–	–	62.68	9.16	882,732	0.69	(d)	0.69	(d)	(0.59	)(d)	14
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	–	(6.62)	(6.62)	57.42	57.70	836,400	0.71		0.71		(0.46)		51
Year ended 12/31/19	35.66	0.09	8.73	8.82	–	(3.17)	(3.17)	41.31	24.86	497,160	0.71		0.71		0.21		31
Year ended 12/31/18	42.20	0.00	(3.51)	(3.51)	–	(3.03)	(3.03)	35.66	(8.58)	353,791	0.71		0.71		0.00		21
Year ended 12/31/17	36.41	0.00	9.23	9.23	0.00	(3.44)	(3.44)	42.20	25.49	303,737	0.73		0.73		(0.01)		21
Year ended 12/31/16	35.37	0.17	4.08	4.25	(0.16)	(3.05)	(3.21)	36.41	11.85	198,752	0.73		0.73		0.48		26

(a)	Based on average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $331,583,749 and sold of $4,662,552 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Small Cap Discovery Fund into the Fund.

(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,062,868, $20,320, $134,456, $291,202 , $258,973 , $1,663,257 and $857,549 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94% and 0.97% for Class C and 0.20% and 0.17% for Investor Class for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Small Cap Growth Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

13                         Invesco Small Cap Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J. COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

14                         Invesco Small Cap Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.19%, 1.94%, 1.44%, 0.94%, 1.19%, 0.80% and 0.71%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $19,353.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2021, IDI advised the Fund that IDI retained $16,776 in front-end sales commissions from the sale of Class A shares and $166 and $186 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2021, the Fund incurred $2,820 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

15                         Invesco Small Cap Growth Fund

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,252,890,979	$ 23,574,758	$–	$4,276,465,737
Money Market Funds	77,918,501	562,427,996	–	640,346,497
Total Investments	$4,330,809,480	$586,002,754	$–	$4,916,812,234

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities sales of $21,363,082, which resulted in net realized gains of $8,738,464.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $436.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $590,829,803 and $790,490,285, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,921,993,358
Aggregate unrealized (depreciation) of investments	(86,174,792)
Net unrealized appreciation of investments	$1,835,818,566

Cost of investments for tax purposes is $ 3,080,993,668.

16                         Invesco Small Cap Growth Fund

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Class A	1,495,486	$75,791,013	2,173,321	$86,144,742
Class C	32,379	877,238	54,726	1,288,336
Class R	233,704	10,629,512	562,947	18,878,122
Class Y	460,294	24,266,339	1,018,273	39,071,805
Investor Class	119,266	6,481,618	204,702	8,229,201
Class R5	2,978,256	181,358,285	5,075,207	234,959,892
Class R6	2,012,808	122,535,150	4,351,175	177,806,234
Issued as reinvestment of dividends:
Class A	—	—	2,737,720	118,718,343
Class C	—	—	174,861	4,255,009
Class R	—	—	532,373	19,932,227
Class Y	—	—	749,904	33,332,188
Investor Class	—	—	631,449	28,435,177
Class R5	—	—	3,288,852	164,586,658
Class R6	—	—	1,722,246	87,260,651

Automatic conversion of Class C shares to Class A shares:
Class A	31,879	1,621,482	93,012	4,152,970
Class C	(59,506)	(1,621,482)	(167,758)	(4,152,970)

Issued in connection with acquisitions:(b)
Class A	—	—	9,588,764	308,748,097
Class C	—	—	816,233	15,440,190
Class Y	—	—	1,176,671	39,578,691
Class R5	—	—	186,572	7,019,696
Class R6	—	—	1,349,565	51,175,880

Reacquired:
Class A	(2,953,047)	(148,291,455)	(6,795,027)	(260,070,206)
Class C	(135,346)	(3,593,047)	(208,779)	(4,797,402)
Class R	(664,674)	(29,636,227)	(1,560,589)	(51,931,198)
Class Y	(1,159,128)	(61,778,173)	(2,852,817)	(107,780,562)
Investor Class	(280,733)	(15,178,071)	(948,030)	(36,772,875)
Class R5	(3,418,586)	(204,756,411)	(9,263,733)	(377,932,107)
Class R6	(2,496,216)	(150,989,099)	(4,890,696)	(212,588,874)
Net increase (decrease) in share activity	(3,803,164)	$(192,283,328)	9,801,144	$392,987,915

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Small Cap Discovery Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,117,805 shares of the Fund for 58,177,945 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $421,962,554, including $65,734,630 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,310,397,609 and $2,732,360,163 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$(21,265,401)
Net realized/unrealized gains	1,537,391,174
Change in net assets resulting from operations	$1,516,125,773

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

17                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,089.10	$5.96	$1,019.09	$5.76	1.15%
Class C	1,000.00	1,085.50	9.51	1,015.67	9.20	1.84
Class R	1,000.00	1,087.70	7.25	1,017.85	7.00	1.40
Class Y	1,000.00	1,090.50	4.66	1,020.33	4.51	0.90
Investor Class	1,000.00	1,089.60	5.70	1,019.34	5.51	1.10
Class R5	1,000.00	1,091.20	3.99	1,020.98	3.86	0.77
Class R6	1,000.00	1,091.60	3.58	1,021.37	3.46	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of

Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Growth Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted

19                         Invesco Small Cap Growth Fund

that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Small Cap Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 10, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 10, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 3, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 3, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	September 3, 2021